    As filed with the Securities and Exchange Commission on April 15, 2008

                                                            File Nos. 333-137369


                                                                       811-03365

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                          Pre-Effective Amendment No.


                                                                              []

                        Post-Effective Amendment No. 1


                                                                             [x]

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 291


                                                                             [x]

                        (Check Appropriate Box or Boxes)

                    MetLife Investors USA Separate Account A

                           (Exact Name of Registrant)

                    MetLife Investors USA Insurance Company

               5 Park Plaza, Suite 1900 Irvine, California 92614

        (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752

                    (Name and Address of Agent for Service)

                               Richard C. Pearson


                                 Vice President


                    MetLife Investors USA Insurance Company

                          c/o 5 Park Plaza, Suite 1900

                                Irvine, CA 92614

                                 (949) 223-5680

                                  COPIES TO:

                                W. Thomas Conner

                        Sutherland Asbill & Brennan LLP

                          1275 Pennsylvania Avenue, NW

                           Washington, DC 20004-2415

                                 (202) 383-0590


                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[]     immediately upon filing pursuant to paragraph (b) of Rule 485.

[x]    on April 28, 2008 pursuant to paragraph (b) of Rule 485.

[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[]     on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Individual Variable Annuity Contracts

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                        METLIFE INVESTORS USA INSURANCE COMPANY



                                                                             AND



                                       METLIFE INVESTORS USA SEPARATE ACCOUNT A



                                                                        SERIES S

                                                       SERIES S - L SHARE OPTION




                                                                  APRIL 28, 2008




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors USA Insurance Company (MetLife Investors USA or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans.




The annuity contract has 10 investment choices. You can put your money in any of these investment portfolios.






MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B):

     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio




MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS (CLASS
C):

     American Funds Moderate Allocation Portfolio

     American Funds Balanced Allocation Portfolio

     American Funds Growth Allocation Portfolio



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B):

     Met/Franklin Templeton Founding Strategy Portfolio



METROPOLITAN SERIES FUND, INC. (CLASS B):

     BlackRock Money Market Portfolio


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors USA Variable Annuity Contract.



To learn more about the MetLife Investors USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 28, 2008. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 59 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 28, 2008

TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS .................   3
HIGHLIGHTS .............................   4
FEE TABLES AND EXAMPLES ................   6
1. THE ANNUITY CONTRACT ................  14
     Market Timing .....................  14
2. PURCHASE ............................  14
     Purchase Payments .................  15
     Termination for Low Account Value .  15
     Allocation of Purchase Payments ...  15
     Investment Allocation Restrictions
for Certain
       Riders ..........................  16
     Free Look .........................  16
     Accumulation Units ................  16
     Account Value .....................  17
     Replacement of Contracts ..........  17
3. INVESTMENT OPTIONS ..................  17
     Transfers .........................  19
     Dollar Cost Averaging Program .....  21
     Automatic Rebalancing Program .....  22
     Description of the MetLife Asset
Allocation
       Program .........................  22
     Voting Rights .....................  23
     Substitution of Investment Options   23
4. EXPENSES ............................  23
     Product Charges ...................  23
     Account Fee .......................  24
     Guaranteed Minimum Income
       Benefit - Rider Charge ..........  24
     Guaranteed Withdrawal Benefit -      25
  Rider Charge
     Withdrawal Charge .................  25
     Reduction or Elimination of the
Withdrawal
       Charge ..........................  26
     Premium and Other Taxes ...........  27
     Transfer Fee ......................  27
     Income Taxes ......................  27
     Investment Portfolio Expenses .....  27
5. ANNUITY PAYMENTS
     (THE INCOME PHASE) ................  27
     Annuity Date ......................  27
     Annuity Payments ..................  28
     Annuity Options ...................  28
6. ACCESS TO YOUR MONEY ................  30
     Systematic Withdrawal Program .....  31
     Suspension of Payments or            31
  Transfers
7. LIVING BENEFITS .....................  32
     Overview of Living Benefit Riders .  32


     Guaranteed Income Benefits ........  32
     Description of GMIB Plus II .......  33
     Description of GMIB Plus I ........  37
     Guaranteed Withdrawal Benefits ....  38
     Description of the Lifetime
Withdrawal Guarantee
       II ..............................  39
     Description of the Lifetime
Withdrawal Guarantee
       I ...............................  43
8. PERFORMANCE .........................  46
9. DEATH BENEFIT .......................  46
     Upon Your Death ...................  46
     Standard Death Benefit ............  46
     Optional Death Benefit - Enhanced    47
  Death Benefit
     General Death Benefit Provisions ..  49
     Spousal Continuation ..............  50
     Death of the Annuitant ............  50
     Controlled Payout .................  50
10. FEDERAL INCOME TAX STATUS ..........  50
     Taxation of Non-Qualified            51
  Contracts
     Taxation of Qualified Contracts ...  53
     Tax Benefits Related to the Assets
of the Separate
       Account .........................  55
     Possible Tax Law Changes ..........  55
11. OTHER INFORMATION ..................  56
     MetLife Investors USA .............  56
     The Separate Account ..............  56
     Distributor .......................  56
     Selling Firms .....................  57
     Requests and Elections ............  58
     Ownership .........................  58
     Legal Proceedings .................  59
     Financial Statements ..............  59
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION .................  59
APPENDIX A ............................. A-1
     Condensed Financial Information ... A-1
APPENDIX B ............................. B-1
     Participating Investment            B-1
  Portfolios
APPENDIX C ............................. C-1
     Guaranteed Minimum Income Benefit   C-1
  Examples
APPENDIX D ............................. D-1
     Guaranteed Withdrawal Benefit       D-1
  Examples
APPENDIX E ............................. E-1
     Enhanced Death Benefit Examples ... E-1

INDEX OF SPECIAL TERMS


Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.




                                                                            PAGE

Account Value..............................................................17
Accumulation Phase.........................................................14
Accumulation Unit..........................................................16
Annual Benefit Payment.....................................................39
Annuitant..................................................................59
Annuity Date...............................................................27
Annuity Options............................................................28
Annuity Payments...........................................................27
Annuity Units..............................................................28
Beneficiary................................................................59
Business Day...............................................................16
Death Benefit Base.........................................................47
Income Base................................................................33
Income Phase...............................................................14
Investment Portfolios......................................................17
Joint Owners...............................................................59
Owner......................................................................58
Purchase Payment...........................................................15
Remaining Guaranteed Withdrawal Amount.....................................39
Separate Account...........................................................56
Total Guaranteed Withdrawal Amount.........................................39

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit ("GMIB") or a guaranteed withdrawal benefit ("GWB").



The contract allows you to select one of two different charge structures, referred to as a class, based on your specific situation. Each class imposes different withdrawal charges and mortality and expense charges. Depending on your expectations and preferences, you can choose the class that best meets your needs.


Prior to issuance, you must select either:


o Series S, which imposes a withdrawal charge on withdrawals equal to a maximum of 7% of each purchase payment, reducing annually over seven years, and a mortality and expense charge that is lower for the first four years than the mortality and expense charge of Series S - L Share Option; or


o Series S - L Share Option, which imposes a withdrawal charge on withdrawals equal to a maximum of 7% of each purchase payment, reducing annually over four years, and a mortality and expense charge that is higher for the first four years than the mortality and expense charge of Series S.



If you elect the Series S - L Share Option, assuming you only submit the initial purchase payment, you may make a complete withdrawal from your contract in the fifth contract year (i.e., the contract year starting on the day after your fourth contract anniversary) without paying a withdrawal charge, whereas you would need to wait until the eight contract year (i.e., the contract year starting on the day after your seventh contract anniversary) under Series S to make a complete withdrawal without a withdrawal charge. This feature will give you earlier access to contract value without paying a withdrawal charge if you elect the Series S - L Share Option. However, the Series S - L Share Option has a higher mortality and expense charge for the first four contract years. Assuming an initial purchase payment only and no subsequent purchase payments, the combination of the mortality and expense charge and the applicable withdrawal charge associated with Series S - L Share Option may exceed the corresponding combined expenses associated with Series S in all contract years except the fifth contract year. Further, the combined expenses of Series S - L Share Option may exceed the combined expenses associated with Series S even during the fifth contract year, depending on your actual investment return. If, however, you make subsequent purchase payments after your initial purchase payment, depending on the timing of those payments and your actual investment return, there may be contract years when the combined expenses of Series S - L Share Option are lower than the combined expenses of Series S. You should carefully consider which of the two classes is appropriate for you.


The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits - Guaranteed Income Benefits").



You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.



TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, the right to assess transfer fees, and general availability of certain riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.



TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)                7%
(as a percentage of purchase payments)
TRANSFER FEE (Note 2)                     $0 (First 12 per year)
                                          $25 (Thereafter)

--------------------------------------------------------------------------------

Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")

SERIES S



Number of Complete Years from    Withdrawal Charge
Receipt of Purchase Payment      (% of Purchase Payment)
------------------------------   ------------------------
               0                            7
               1                            6
               2                            6
               3                            5
               4                            4
               5                            3
               6                            2
         7 and thereafter                   0

SERIES S - L SHARE OPTION



Number of Complete Years from    Withdrawal Charge
Receipt of Purchase Payment      (% of Purchase Payment)
------------------------------   ------------------------
               0                            7
               1                            6
               2                            6
               3                            5
         4 and thereafter                   0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors USA is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)    $30


SEPARATE ACCOUNT ANNUAL EXPENSES

(referred to as Separate Account Product Charges)

(as a percentage of average account value in the Separate Account)



SERIES S
----------------------------------------
Mortality and Expense Charge             0.90%
Administration Charge                    0.25%
                                         ----
Total Separate Account Annual Expenses   1.15%
SERIES S - L SHARE OPTION
----------------------------------------
Mortality and Expense Charge             1.60%
Administration Charge                    0.25%
                                         ----
Total Separate Account Annual Expenses   1.85%
  (Note 2)

--------------------------------------------------------------------------------

Note 1. The Account Fee is charged on the last day of each contract year if your account value is less than $50,000. Different policies apply during the income phase of the contract. (See "Expenses.")


Note 2. For Series S - L Share Option, the Mortality and Expense Charge is 1.60% for the first four contract years and declines to 0.90% for the fifth contract year and thereafter. For the fifth contract year and thereafter, Total Separate Account Annual Expenses are 1.15%.

ADDITIONAL OPTIONAL RIDER CHARGES*




GUARANTEED MINIMUM INCOME BENEFIT RIDER CHARGES
  GMIB Plus II and I Prior to Optional     0.80% of the Income Base (Note 1)
  Step-Up/Reset
  GMIB Plus II and I Upon Optional         1.50% of the Income Base (Note 1)
  Step-Up/Reset
  (maximum)
LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
  Lifetime Withdrawal Guarantee II         0.65% of the Total Guaranteed Withdrawal Amount
  (Single Life
  Version) Prior to Automatic Annual       (Note 2)
  Step-Up
  Lifetime Withdrawal Guarantee II         1.25% of the Total Guaranteed Withdrawal Amount
  (Single Life
  Version) Upon Automatic Annual Step-Up   (Note 2)
  (maximum)
  Lifetime Withdrawal Guarantee II         0.85% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  Version) Prior to Automatic Annual       (Note 2)
  Step-Up
  Lifetime Withdrawal Guarantee II         1.50% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  Version) Upon Automatic Annual Step-Up   (Note 2)
  (maximum)
  Lifetime Withdrawal Guarantee I          0.50% of the Total Guaranteed Withdrawal Amount
  (Single Life
  Version) Prior to Automatic Annual       (Note 2)
  Step-Up
  Lifetime Withdrawal Guarantee I          0.95% of the Total Guaranteed Withdrawal Amount
  (Single Life
  Version) Upon Automatic Annual Step-Up   (Note 2)
  (maximum)
  Lifetime Withdrawal Guarantee I          0.70% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  Version) Prior to Automatic Annual       (Note 2)
  Step-Up
  Lifetime Withdrawal Guarantee I          1.40% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  Version) Upon Automatic Annual Step-Up   (Note 2)
  (maximum)



*Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")


Note 1. On the issue date, the Income Base is equal to your initial purchase payment. The Income Base is adjusted for subsequent purchase payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base.


Note 2. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount.

ENHANCED DEATH BENEFIT RIDER CHARGES
  Enhanced Death Benefit Rider Charge    0.65% of the Death Benefit Base (Note 3)
  Prior to
  Optional Reset (issue age 69 or
younger)

  Enhanced Death Benefit Rider Charge    0.85% of the Death Benefit Base (Note 3)
  Prior to
  Optional Reset (issue age 70-75)
  Enhanced Death Benefit Rider Charge    1.50% of the Death Benefit Base (Note 3)
  Upon

  Optional Reset (maximum)



Note 3. The Death Benefit Base is initially set at an amount equal to your initial purchase payment. The Death Benefit Base is adjusted for additional purchase payments and withdrawals. See "Death Benefit - Enhanced Death Benefit" for a definition of the term Death Benefit Base. If you elect both the Enhanced Death Benefit rider and the GMIB Plus II rider, the charge for the Enhanced Death Benefit will be reduced to 0.60% of the Death Benefit Base if you are age 69 or younger at issue and 0.80% of the Death Benefit Base if you are age 70-75 at issue.


--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                    Minimum       Maximum
                                    ----          ----

Total Annual Portfolio Expenses     0.65%         1.32%
(expenses that are deducted from
investment portfolio assets,
including management fees,
12b-1/service fees, and other
  expenses)*


--------------------------------------------------------------------------------


*The total annual portfolio expenses of the Asset Allocation Portfolios include the fees and expenses of the underlying portfolios (Acquired Fund Fees and Expenses).


FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -

DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an investment portfolio)


The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.






                                                                                                                        NET TOTAL
                                                                                                                         ANNUAL
                                                                                                                        PORTFOLIO
                                                                                                                        EXPENSES
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL    INCLUDING
                                                                                    FUND       ANNUAL      EXPENSE     EXPENSES OF
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     UNDERLYING
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   PORTFOLIOS
                                         ------------ --------------- ---------- ---------- ----------- ------------- ------------
MET INVESTORS SERIES TRUST - AMERICAN
 FUNDS ASSET ALLOCATION PORTFOLIOS
 MetLife Defensive Strategy Portfolio(1)   0.09%        0.25%          0.02%      0.62%      0.98%       0.01%         0.97%
 MetLife Moderate Strategy Portfolio(1)    0.07%        0.25%          0.00%      0.65%      0.97%       0.00%         0.97%
 MetLife Balanced Strategy Portfolio(1)    0.06%        0.25%          0.00%      0.69%      1.00%       0.00%         1.00%
 MetLife Growth Strategy Portfolio(1)      0.06%        0.25%          0.00%      0.72%      1.03%       0.00%         1.03%
 MetLife Aggressive Strategy               0.09%        0.25%          0.01%      0.72%      1.07%       0.00%         1.07%
  Portfolio(1)
MET INVESTORS SERIES TRUST - AMERICAN
 FUNDS ASSET ALLOCATION PORTFOLIOS
 American Funds Moderate Allocation        0.10%        0.55%          0.26%      0.41%      1.32%       0.26%         1.06%
 Portfolio(2)(3)
 American Funds Balanced Allocation        0.10%        0.55%          0.15%      0.39%      1.19%       0.15%         1.04%
 Portfolio(2)(3)
 American Funds Growth Allocation          0.10%        0.55%          0.19%      0.36%      1.20%       0.19%         1.01%
 Portfolio(2)(3)
MET INVESTORS SERIES TRUST - FRANKLIN
 TEMPLETON ASSET ALLOCATION PORTFOLIO
 Met/Franklin Templeton Founding           0.05%        0.25%          0.15%      0.87%      1.32%       0.15%         1.17%
  Strategy
 Portfolio(2)(4)






                                                                            ACQUIRED     TOTAL     CONTRACTUAL   NET TOTAL
                                                                              FUND       ANNUAL      EXPENSE      ANNUAL
                                    MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                       FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                   ------------ --------------- ---------- ---------- ----------- ------------- ----------
METROPOLITAN SERIES FUND, INC.

 BlackRock Money Market Portfolio    0.33%        0.25%          0.07%      0.00%      0.65%       0.01%         0.64%





The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of April 28, 2008, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2009 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2007.


(1) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


(2) The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008.


(3) The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series (Reg. TM). Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The estimated expenses of the underlying portfolios are based upon the weighted average of the total operating expenses of the underlying portfolios before expense waivers allocated to the portfolios at December 31, 2007.


(4) The Portfolio is a "fund of funds" that invests equally in three other portfolios of the Met Investors Series Trust: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The expenses of the underlying portfolios are based upon the weighted average of the estimated total operating expenses of the underlying portfolios after expense waivers allocated to the underlying portfolios for the year ending December 31, 2008.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.



THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). IN THE EXAMPLES BELOW, THE TOTAL ANNUAL PORTFOLIO EXPENSES (INCLUDING ACQUIRED FUND FEES AND EXPENSES) OF 1.32% FOR THE MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO ARE USED AS THE MAXIMUM INVESTMENT PORTFOLIO FEES AND EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



SERIES S



CHART 1. Chart 1 assumes you select the Enhanced Death Benefit (assuming the maximum 1.50% charge applies in all contract years) and the Guaranteed Minimum Income Benefit Plus II (GMIB Plus II) rider (assuming the maximum 1.50% charge applies in all contract years), which is the most expensive way to purchase the contract.



(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                         Time Periods
      1 year            3 years        5 years       10 years
------------------   ------------   ------------   ------------
       (a)$1,265      (a)$2,115      (a)$2,826      (a)$4,930
       (b)$1,198      (b)$1,919      (b)$2,506      (b)$4,323


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                        APPLICABLE TIME PERIOD:




                      Time Periods
   1 year         3 years        5 years       10 years
------------   ------------   ------------   ------------
   (a)$565      (a)$1,575      (a)$2,466      (a)$4,930
   (b)$498      (b)$1,379      (b)$2,146      (b)$4,323



CHART 2. Chart 2 assumes that you do not select the optional death benefit, a GMIB Plus rider or a Lifetime Withdrawal Guarantee rider, which is the least expensive way to purchase the contract.



(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                      Time Periods
   1 year         3 years        5 years       10 years
------------   ------------   ------------   ------------
   (a)$953      (a)$1,316      (a)$1,685      (a)$2,819
   (b)$885      (b)$1,114      (b)$1,346      (b)$2,135


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                        APPLICABLE TIME PERIOD:




                     Time Periods
   1 year       3 years       5 years       10 years
------------   ---------   ------------   ------------
   (a)$253      (a)$776     (a)$1,325      (a)$2,819
   (b)$185      (b)$574       (b)$986      (b)$2,135

SERIES S - L SHARE OPTION



CHART 1. Chart 1 assumes you select the Enhanced Death Benefit (assuming the maximum 1.50% charge applies in all contract years) and the GMIB Plus II rider (assuming the maximum 1.50% charge applies in all contract years), which is the most expensive way to purchase the contract.



(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                         Time Periods
      1 year            3 years        5 years       10 years
------------------   ------------   ------------   ------------
       (a)$1,335      (a)$2,489      (a)$3,682      (a)$7,047
       (b)$1,269      (b)$2,297      (b)$3,377      (b)$6,522


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                      Time Periods
   1 year         3 years        5 years       10 years
------------   ------------   ------------   ------------
   (a)$635      (a)$1,949      (a)$3,322      (a)$7,047
   (b)$569      (b)$1,757      (b)$3,017      (b)$6,522





CHART 2. Chart 2 assumes that you do not select the optional death benefit, a GMIB Plus rider or a Lifetime Withdrawal Guarantee rider, which is the least expensive way to purchase the contract.



(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                         Time Periods
      1 year            3 years        5 years       10 years
------------------   ------------   ------------   ------------
       (a)$1,023      (a)$1,524      (a)$2,028      (a)$3,483
         (b)$956      (b)$1,326      (b)$1,702      (b)$2,851


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                     Time Periods
   1 year       3 years       5 years       10 years
------------   ---------   ------------   ------------
   (a)$323      (a)$984     (a)$1,668      (a)$3,483
   (b)$256      (b)$786     (b)$1,342      (b)$2,851





The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the accumulation unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.



The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g. an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").



If you select a fixed annuity payment option during the income phase, payments are made from our general account assets. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account.


The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from a variable annuity payment option to the fixed annuity payment. Please see the terms of your actual contract for more detailed information.


As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."



Because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation (see "Death Benefit - Spousal Continuation"), are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Accordingly, a purchaser who has or is contemplating a civil union should note that a civil union partner would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."




2. PURCHASE


The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your registered representative.



PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.



o The minimum initial purchase payment we will accept is: $5,000 for Series S when the contract is purchased as a non-qualified contract; or $10,000 for Series S - L Share Option when the contract is purchased as a non-qualified contract.



o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum initial purchase payment we will accept is $2,000 for Series S and $10,000 for Series S - L Share Option.


o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.


o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept purchase payments made with cash, money orders, or travelers checks.


We reserve the right to reject any application or purchase payment and to limit future purchase payments.


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000. Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your purchase payment to the investment portfolios you have selected. Each allocation must be at least $500 and must be in whole numbers.


If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have a Dollar Cost Averaging (DCA) program in effect, we will allocate your additional payments to the investment portfolios selected under the DCA program unless you tell us otherwise. (See "Investment Options-Dollar Cost Averaging Program.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.



If you choose the Enhanced Death Benefit, a Guaranteed Minimum Income Benefit Plus (GMIB Plus) rider, or a Lifetime Withdrawal Guarantee rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely among the BlackRock Money Market Portfolio, the Met/Franklin Templeton Founding Strategy Portfolio, the American Funds Asset Allocation portfolios, and the MetLife Asset Allocation Program portfolios, excluding the MetLife Aggressive Strategy Portfolio.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Requests and Elections.")



INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


If you elect the GMIB Plus I, the GMIB Plus II, the Lifetime Withdrawal Guarantee I, the Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit, you must allocate 100% of your purchase payments or account value among:


o  the MetLife Defensive Strategy Portfolio


o  the MetLife Moderate Strategy Portfolio


o  the MetLife Balanced Strategy Portfolio


o  the MetLife Growth Strategy Portfolio


o  the American Funds Moderate Allocation Portfolio


o  the American Funds Balanced Allocation Portfolio


o  the American Funds Growth Allocation Portfolio


o  the Met/Franklin Templeton Founding Strategy Portfolio and/or


o  the BlackRock Money Market Portfolio


Your purchase payments and transfer requests must be allocated in accordance with the above limitations. We will reject any purchase payments or transfer requests that do not comply with the above limitations.



FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.


ACCUMULATION UNITS


The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)


Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:


1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and



2) multiplying it by one minus the Separate Account product charges for each day since the last business day and any charges for taxes.



The value of an accumulation unit may go up or down from day to day.


When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.


We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.

EXAMPLE:


   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the MetLife Balanced Strategy Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the MetLife Balanced Strategy Portfolio is $12.50. We then divide $5,000 by $12.50 and credit your contract on Monday night with 400 accumulation units for the MetLife Balanced Strategy Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.


REPLACEMENT OF CONTRACTS



EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.





3. INVESTMENT OPTIONS


The contract offers 10 INVESTMENT PORTFOLIOS, which are listed below. Additional investment portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS USA INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://


WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.




The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.

Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. We do not receive compensation from any of the advisers or subadvisers of any of the investment portfolios of the Met Investors Series Trust or the Metropolitan Series Fund, Inc. (or their affiliates) for administrative or other services relating to the portfolios, excluding 12b-1 fees (see below). However, we and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment advisers, MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." Our ownership interests in MetLife Advisers, LLC and Met Investors Advisory, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.) Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.



Each of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. Each investment portfolio's 12b-1 Plan is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Other Information - Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.



We select the investment portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from owners. In some cases, we have included investment portfolios based on recommendations made by selling firms. These selling firms may receive payments from the investment portfolios they recommend and may benefit accordingly from the allocation of account value to such investment portfolios.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)


Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. The following Class B portfolios are available under the contract:


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio




MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS (CLASS
C)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class C portfolios are also available under the contract:


     American Funds Moderate Allocation Portfolio

     American Funds Balanced Allocation Portfolio

     American Funds Growth Allocation Portfolio



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolio is also available under the contract:


     Met/Franklin Templeton Founding Strategy Portfolio




METROPOLITAN SERIES FUND, INC. (CLASS B)


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios, one of which is available under this contract. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment adviser to the portfolio. MetLife Advisers has engaged a subadviser to provide investment advice for the portfolio. (See Appendix B for the name of the subadviser.) The following Class B portfolio is available under the contract:



     BlackRock Money Market Portfolio


TRANSFERS


GENERAL. You can transfer a portion of your account value among the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers - Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:


o Your request for transfer must clearly state which investment portfolio(s) are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).



o If you have elected to add the Enhanced Death Benefit, GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I or Lifetime Withdrawal Guarantee II rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the section "Purchase-Investment Allocation Restrictions for Certain Riders."



During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.


During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, and Automatic Rebalancing Programs.


MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (E.G., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. We do not believe that such situations may be presented in the portfolios that are available under this contract. However, if we determine in our sole discretion there is potential for arbitrage trading in the portfolios available under this contract, we may commence monitoring such portfolio(s) (the "Monitored Portfolios"). We would employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time.


In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, if we were to detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we would require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.


In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAM


We offer a dollar cost averaging (DCA) program as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the accumulation phase.


We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in the dollar cost averaging program. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.


This program allows you to systematically transfer a set amount each month from a money market investment portfolio to any of the other available investment portfolio(s) you select. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program.


You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase - Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit rider.



AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging program is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.



EXAMPLE:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 50% to be in the MetLife Balanced Strategy Portfolio and 50% to be in the MetLife Growth Strategy Portfolio. Over the next 2 1/2 months the MetLife Growth Strategy Portfolio outperforms the MetLife Balanced Strategy Portfolio. At the end of the first quarter, the MetLife Growth Strategy Portfolio now represents 60% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife Growth Strategy Portfolio to bring its value back to 50% and use the money to buy more units in the MetLife Balanced Strategy Portfolioto increase those holdings to 50%.


DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM



The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. Met Investors Advisory, LLC ("Met Investors Advisory"), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.



METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS
-------------------------------------------


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio


Each portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, the underlying investment portfolios' investment objectives and policies, Met Investors Advisory's investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, Met Investors Advisory will evaluate each portfolio's target allocation between equity and fixed income securities, including the allocation among sub-classes of these asset classes, based on the portfolio's risk profile. At the same time, Met Investors Advisory will also consider whether to make changes to each portfolio's underlying investment portfolio target. (See the fund prospectus for a description of each portfolio's target allocation.)


Met Investors Advisory has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and to investment in the underlying investment portfolios, which may assist Met Investors Advisory in determining the underlying investment portfolios that may be available for investment and with the selection of and allocation of each portfolio's investments among the underlying investment portfolios. Met Investors Advisory is responsible for paying the consulting fees.


VOTING RIGHTS


We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.


4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge and the administration charge). We do this as part of our calculation of the value of the accumulation units and the annuity units (I.E., during the accumulation phase and the income phase).


MORTALITY AND EXPENSE CHARGE. For Series S, we assess a daily mortality and expense charge that is equal, on an annual basis, to 0.90% of the average daily net asset value of each investment portfolio. For Series S - L Share Option, we assess a daily mortality and expense charge that is equal, on an annual basis, to 1.60% of the average daily net asset value of each investment portfolio for the first four contract years. For the fifth contract year and thereafter, this charge declines to 0.90%.


This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


ACCOUNT FEE


During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.



DEATH BENEFIT RIDER CHARGE


Please check with your registered representative regarding the availability of the optional Enhanced Death Benefit in your state.


If you select the optional Enhanced Death Benefit, and you are age 69 or younger at issue, we will assess a charge during the accumulation phase equal to 0.65% of the death benefit base. If you are age 70-75 at issue, we will assess a charge during the accumulation phase equal to 0.85% of the death benefit base (see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit" for a discussion of how the death benefit base is determined). If your death benefit base is increased due to an Optional Step-Up, we may reset the rider charge to a rate we shall determine that does not exceed the Maximum Optional Step-Up Charge (1.50%), provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior contract year at each contract anniversary before any Optional Step-Up. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal or application to an annuity option. The charge is deducted from your account value pro rata from each investment portfolio. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.


If you elect both the Enhanced Death Benefit rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit will be reduced to 0.60% of the death benefit base if you are age 69 or younger at issue and 0.80% of the death benefit base if you are age 70-75 at issue.



GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE



We offer an optional Guaranteed Minimum Income Benefit ("GMIB") called the Guaranteed Minimum Income Benefit Plus ("GMIB Plus") that you can select when you purchase the contract. There are two different versions of the GMIB Plus under this contract (no more than one of which is available in your state):
GMIB Plus II and GMIB Plus I.


If you select the GMIB Plus II rider, we will assess a charge during the accumulation phase equal to 0.80% of the income base (see "Living Benefits - Guaranteed Income Benefits" for a discussion of how the income base is determined) at the time the rider charge is assessed prior to any Optional Step-Up. If your income base is increased due to an Optional Step-Up under the GMIB Plus II rider, we may reset the rider charge to a rate we shall determine that does not exceed the Maximum Optional Step-Up Charge (1.50%), provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the Optional Step-Up. If you select the GMIB Plus I rider, we will assess a charge during the accumulation phase equal to 0.80% of the income base at the time the rider charge is assessed. If your income base is increased due to an Optional Reset under the GMIB Plus I rider, we may increase the rider charge to the charge applicable to contract purchases of the same rider at the time of the increase, but to no more than a maximum of 1.50%.


The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal or application to an annuity option. The rider charge is deducted from your account value pro rata from each investment portfolio. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account.



GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE



We offer an optional Guaranteed Withdrawal Benefit ("GWB") called the Lifetime Withdrawal Guarantee that you can select when you purchase the contract. There are two versions of the Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). Please check with your registered representative regarding which version is available in your state.


If you elect one of the Lifetime Withdrawal Guarantee riders, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge for the Lifetime Withdrawal Guarantee II rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits -

Description of the Lifetime Withdrawal Guarantee II") on the applicable contract anniversary, after applying any 7.25% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. The charge for the Lifetime Withdrawal Guarantee I rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


The rider charge for the Lifetime Withdrawal Guarantee riders is deducted from your account value pro rata from each investment portfolio. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change. If a Lifetime Withdrawal Guarantee rider is cancelled pursuant to the cancellation provisions of the rider, a pro rata portion of the rider charge will not be assessed based on the period from the most recent contract anniversary to the date the cancellation takes effect.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the Lifetime Withdrawal Guarantee II rider charge to a rate we shall determine that does not exceed the Maximum Optional Step-Up Charge of 1.25% (Single Life version) or 1.50% (Joint Life version), provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the step-up. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


If one of the Lifetime Withdrawal Guarantee riders is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "Living Benefits -

Guaranteed Withdrawal Benefit - Description of the Lifetime Withdrawal Guarantee II") equals zero.



WITHDRAWAL CHARGE


During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then


2.    The free withdrawal amount described below; then


3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.



A withdrawal charge will be assessed if prior purchase payments are withdrawn pursuant to a request to divide the assets of a contract due to divorce.



FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:


SERIES S



Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7
  1                                         6
  2                                         6
  3                                         5
  4                                         4
  5                                         3
  6                                         2
  7 and thereafter                          0

SERIES S - L SHARE OPTION



Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7
  1                                         6
  2                                         6
  3                                         5
  4 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.


We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from non-qualified contracts are considered to come out first.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an account value credit.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your joint owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. This rider may not be available in your state. (Check with your registered representative regarding availability.)


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your joint owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. This rider may not be available in your state. (Check with your registered representative regarding availability.)


The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).


When you purchase the contract, the annuity date will be the later of the first day of the calendar month after the annuitant's 90th birthday or 10 years from the date your contract was issued. You can change the annuity date at any time before the annuity date with 30 days prior notice to us.


Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as the Guaranteed Minimum Income Benefit or the Guaranteed Withdrawal Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment that may also be provided by the rider.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.


During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:


o  fixed annuity payments, or


o  variable annuity payments, or


o  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.


If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the investment portfolio(s) just before the start of the income phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the annuity option elected.


Subsequent variable annuity payments will vary with the performance of the investment portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an annuity option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.



Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.


In the event of a transfer during the income phase from a variable annuity payment option to a fixed annuity payment option, this may result in a reduction in the amount of annuity payments.


If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change.


Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.


If you do not choose an annuity option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed annuity payments, will automatically be applied.

You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.


OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If the age or sex of the annuitant has been misstated, the amount payable will be the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period annuity option (Option 5). You may not commute the fixed Payments for a Designated Period annuity option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable annuity options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.


There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")



Due to underwriting or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.


In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.



VARIABLE ANNUITY PAYMENTS

The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


o The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.


o The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.



FIXED ANNUITY PAYMENTS

The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the annuity date will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected and the appropriate annuity option table. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.





6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive annuity payments; or


(3)    when a death benefit is paid to your beneficiary.


Under most circumstances, withdrawals can only be made during the accumulation phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;

o  less any premium or other tax;


o  less any account fee; and


o less any applicable pro rata GMIB, GWB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the investment portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio(s). We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect. We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract owner's check that has not yet cleared (I.E., that could still be dishonored by the contract owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your account value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or

o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We offer two types of Living Benefit riders:


Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus II (GMIB Plus II)


o  Guaranteed Minimum Income Benefit Plus I (GMIB Plus I)


Our guaranteed income benefit riders are designed to allow you to invest your account value in the market while at the same time assuring a specified guaranteed level of minimum fixed annuity payments if you elect the income phase. The fixed annuity payment amount is guaranteed regardless of investment performance or the actual account value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee II (LWG II)


o  Lifetime Withdrawal Guarantee I (LWG I)


The Lifetime Withdrawal Guarantee riders are designed to guarantee that at least the entire amount of purchase payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any contract year do not exceed the maximum amount allowed under the rider. In addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income without annuitizing for your life (and the life of your spouse, if the Joint Life version of the rider was elected), even after the entire amount of purchase payments has been returned.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed annuity payments, regardless of investment performance during the accumulation phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your income base (as explained below) during the accumulation phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are two versions of the GMIB available with this contract, NO MORE THAN ONE OF WHICH IS OFFERED IN ANY PARTICULAR STATE:


o  GMIB Plus II


o  GMIB Plus I


Additionally, there may be versions of each rider that vary by issue date and state availability. Please check with your registered representative regarding which versions are available in your state. You may not have this benefit and a GWB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under all versions of the GMIB, we calculate an "income base"

(as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the income base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly annuity payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex, and the annuity option you select. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your account value on your annuity date to then-current annuity purchase rates.


If you exercise a GMIB rider, your annuity payments will be the greater of:


o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive annuity payments as guaranteed under the GMIB, you may elect any of the annuity options available under the contract.


OWNERSHIP. If the owner is a natural person, the owner must be the annuitant. If a non-natural person owns the contract, then annuitant will be considered the owner in determining the income base and GMIB annuity payments. If joint owners are named, the age of the older will be used to determine the income base and GMIB annuity payments.


GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS. The GMIB may have limited usefulness in connection with a Qualified Contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where, due to the ten-year waiting period after purchase or after an Optional Step-Up/

Optional Reset the owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your tax adviser prior to electing a GMIB rider.


Additionally, the GMIB is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). The GMIB benefit may not be exercised until 10 years after purchase or after an Optional Step-Up/Optional Reset, and the benefit provides guaranteed monthly fixed income payments for life (or joint lives, if applicable), with payments guaranteed for 10 years. However, the tax rules require distributions prior to the end of the 10-year waiting period, commencing generally in the year after the owner's death, and also prohibit payments for as long as the beneficiary's life in certain circumstances.


(See Appendix C for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II


In states where approved, the GMIB Plus II rider is available only for owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. The GMIB Plus II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the owner's 90th birthday.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:


    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary on or following the owner's 90th birthday and 0% thereafter; and


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal (including any applicable withdrawal charge); or


         (2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.


(See section (1) of Appendix C for examples of the calculation of the withdrawal adjustment.)


In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. An Optional Step-Up may be beneficial if your account value has grown at a rate above the 6% accumulation rate on the Annual Increase Amount. HOWEVER, RESETTING THE ANNUAL INCREASE AMOUNT WILL INCREASE YOUR WAITING PERIOD FOR EXERCISING THE GMIB PLUS II BY RESTARTING THE 10-YEAR WAITING PERIOD, AND WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE WE SHALL DETERMINE THAT DOES NOT EXCEED THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%), PROVIDED THAT THIS RATE WILL NOT EXCEED THE RATE CURRENTLY APPLICABLE TO THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP. An Optional Step-Up is permitted only if: (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: 1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or 2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up will:




(1) reset the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election;




(2) reset the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and




(3) we may reset the GMIB Plus II rider charge to a rate we shall determine that does not exceed the Maximum Optional Step-Up Charge (1.50%), provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the Optional Step-Up.


On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") If you elect the GMIB Plus II, you may not particpate in the Dollar Cost Averaging (DCA) program.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.



By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your account value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus II for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, and the GMIB Plus II investment allocation restrictions, described above, will no longer apply.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive annuity payments under one of the following fixed annuity options:



(1) Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:




 Age at Annuitization    Guarantee Period
---------------------   -----------------
          80                    9
          81                    8
          82                    7
          83                    6
        84 - 90                 5



(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Plus II rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other payout types, the amount you receive as an income payment also depends on your age, your sex, and the annuity option you select. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus II, your annuity payments will be the greater of:




o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")



If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying contract value on the annuity date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.



If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.



The GMIB purchase payout rates are enhanced under the following circumstances.
If:


o  you take no withdrawals before your 60th birthday;


o your account value is fully withdrawn at or after your 60th birthday and there is an income base remaining; and


o the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed;


then the annual annuity payments under the GMIB Plus II rider will equal or exceed 6% of the Annual Increase Amount (calculated on the date the payments are determined).

If you choose not to receive annuity payments as guaranteed under the GMIB Plus II, you may elect any of the annuity options available under the contract.


TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:


    a) The 30th day following the contract anniversary on or following your 90th birthday;


    b)    The date you make a complete withdrawal of your account value;


    c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB;


    d) Death of the owner or joint owner (unless the spouse (age 89 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract;


    e) A change for any reason of the owner or joint owner or the annuitant, if a non-natural person owns the contract, unless we agree otherwise;


    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract, subject to our administrative procedures.


When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions no longer apply.


(See Appendix C for examples illustrating the operation of the GMIB Plus II.)


DESCRIPTION OF GMIB PLUS I


In states where the GMIB Plus I has been approved and the GMIB Plus II has not been approved, the GMIB Plus I is available only for owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter.


(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the account value exceeds the Annual Increase Amount immediately before the reset; and (b) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(3) If your income base is increased due to an Optional Reset under the GMIB Plus I rider, we may increase the rider charge to the charge applicable to contract purchases of the same rider at the time of the increase, but to no more than a maximum of 1.50%.


(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the owner's 86th birthday.


(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.


(6) If you exercise the GMIB Plus I rider under the life annuity with 10 years of annuity payments guaranteed option, the Guarantee Period is five years for ages 84 - 85.


(7) Termination provision g) above does not apply, and the following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


    and the following replaces termination provision d), above:


    Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract.

For contracts issued before July 16, 2007, the enhanced GMIB purchase payout
-----------------------------------------
rates described under "Exercising the GMIB Plus II Rider" will not be applied.


GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit ("GWB") riders for an additional charge. There are two guaranteed withdrawal benefit riders available under this contract:


o  Lifetime Withdrawal Guarantee II ("LWG II")


o  Lifetime Withdrawal Guarantee I ("LWG I")


The Lifetime Withdrawal Guarantee riders guarantee that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income, without annuitizing the contract, for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. No more than one version of the Lifetime Withdrawal Guarantee is offered in any particular state. Please check with your registered representative regarding which version is available in your state. You may not have this benefit and a GMIB or Enhanced Death Benefit rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. The Remaining Guaranteed Withdrawal Amount (as described below) cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE TOTAL GUARANTEED WITHDRAWAL AMOUNT UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the GWB rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from purchase payments of up to 7% of purchase payments taken in the first seven years (for Series S) or four years (for Series S - L Share Option) following receipt of the applicable purchase payment. (See "Expenses - Withdrawal Charge
- Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE LWG RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE REMAINING

GUARANTEED WITHDRAWAL AMOUNT AT THE TIME OF THE WITHDRAWAL, IF THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISOR PRIOR TO PURCHASE.


GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS. The Lifetime Withdrawal Guarantee is not available for purchase under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. However, these required distributions can in certain circumstances exceed the Annual Benefit Payment, and any such excess will have the effect of reducing the lifetime payments under the Lifetime Withdrawal Guarantee.


(See Appendix D for examples of the Lifetime Withdrawal Guarantee.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional purchase payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current contract year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduced the account value. We refer to this type of withdrawal as an Excess Withdrawal.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the account value.


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal on or after the date you reach age 76). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed

Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal on or after the date you reach age 76).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your account value declines to zero. This means if your account value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the contract year that the account value was depleted, and beginning in the following contract year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your purchase payments regardless of market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or account value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your account value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that contract year that the account value was depleted, and beginning in the following contract year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal on or after the date you reach age 76, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o At any time during the accumulation phase, you can elect to annuitize under current annuity rates in lieu of continuing the LWG II rider. This may provide higher income amounts and/or different tax treatment than the payments received under the LWG II rider.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have made an Excess Withdrawal. If you do take an Excess Withdrawal, we will recalculate the Total Guaranteed Withdrawal Amount and reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal on or after the date you reach age 76).


In addition, as noted above, if you take an Excess Withdrawal, we will reduce the Remaining Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the account value. These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your account value to decline to zero.


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal on or after the date you reach age 76), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the account value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up will:


o reset the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the account value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals.


o reset the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal on or after the date you reach age 76); and


o reset the LWG II rider charge to a rate we shall determine that does not exceed the maximum charge of 1.25% (Single Life version) or 1.50% (Joint Life version), provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the step-up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your account value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, after the first contract year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation Restrictions for Certain Riders" above.


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the owner (or oldest joint owner) must be age 85 or younger. Under the Joint Life version, when the owner of the contract dies (or when the first joint owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. In situations in which a trust is both the owner and beneficiary of the contract, the Joint Life version of the LWG II would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union should note that a civil union partner would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the LWG II.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five contract years for the first 15 contract years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation Restrictions for Certain Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your account value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:



(a) is purchase payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in account value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)    is the account value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.



Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:



(1) the date of a full withdrawal of the account value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);


(2) the date all of the account value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the account value (you are still eligible to receive either the

     Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met);


(4) death of the owner or joint owner (or the annuitant if the owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the owner or joint owner for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;



(6)    the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death); or


(8) the date you assign your contract, subject to our administrative procedures.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the owner or joint owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The surviving spouse's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the LWG II rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract, you may not make additional purchase payments under the contract.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


In states where the Lifetime Withdrawal Guarantee II is not yet approved, we offer (in states where approved) the Lifetime Withdrawal Guarantee I rider. The Lifetime

Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed

Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from
                                                      ------
the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Guaranteed Withdrawal Benefit - Rider Charge").

SUMMARY OF LIVING BENEFIT RIDERS

The chart below summarizes certain differences among the living benefit riders. Please refer to the detailed descriptions above for specific information about the features, costs and restrictions associated with the riders.





                                                            INCOME                                     WITHDRAWAL
                                                          GUARANTEES                                   GUARANTEES
                                                          GMIB PLUS                           LIFETIME WITHDRAWAL GUARANTEE
                                                            I & II                                       I & II
 LIFETIME INCOME                                Yes (after waiting period)            Yes (if first withdrawal on or after age
                                                                                      59 1/2)
 BENEFIT RIDER INVOLVES ANNUITIZATION                       Yes                                            No
 WITHDRAWALS PERMITTED/1/                         Prior to Annuitization                                  Yes
 WAITING PERIOD                            Must wait 10 years to annuitize under       None (age 59 1/2 for lifetime withdrawals)
                                        rider; Optional Step-Up/2/ restarts waiting
                                         period; withdrawals available immediately
 RESET/STEP-UP                                             Yes                                            Yes
 MAY INVEST IN VARIABLE INVESTMENT                Prior to annuitization                                  Yes
 OPTIONS
 ABILITY TO CANCEL RIDER                  Yes, after 10 years, can take lump-sum           Yes, at 5th, 10th & 15th contract
                                             option under the GPO provisions           anniversary, annually thereafter; lump-sum
                                                                                        option under the GPA provisions after 15
                                                                                                         years
 DEATH BENEFIT                            Prior to annuitization, contract death       Contract death benefit or alternate rider
                                                    benefit available/3/              death benefit; ability to receive Remaining
                                                                                         Guaranteed Withdrawal Amount in series
                                                                                         of payments instead of contract death
                                                                                                        benefit
 CURRENT RIDER CHARGES/4/               0.80%                                         0.65% (LWG II Single Life version) or
                                                                                      0.85% (LWG II Joint Life version);
                                                                                      0.50% (LWG I Single Life version) or
                                                                                      0.70% (LWG I Joint Life version)



--------

(1) Withdrawals will reduce the living and death benefits and account value.


(2) For GMIB Plus I, the Optional Step-Up is called the "Optional Reset."


(3) If the contract is annuitized, annuity payments may be guaranteed for a certain period of time (depending on the annuity option selected) and therefore payable upon death of the annuitant. See "Annuity Payments" and the rider descriptions for more information.


(4) Certain rider charges may increase upon a Reset or Step-Up. Generally, rider charges are assessed as a percentage of the guaranteed benefit rather than the account value. For example, the charge for GMIB Plus II is 0.80% of the Income Base. See the Expenses section and the individual rider descriptions for more information.

8. PERFORMANCE



We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, Enhanced Death Benefit charge, and GMIB or GWB rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges, account fee, withdrawal charges, Enhanced Death Benefit charge, GMIB or GWB rider charge, and the investment portfolio expenses.



For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.


In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the GMIB or GWB riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH



If you die during the accumulation phase, we will pay a death benefit to your beneficiary (or beneficiaries). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Enhanced Death Benefit rider.


The death benefits are described below. Check your contract and riders for the specific provisions applicable. The optional Enhanced Death Benefit may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.



If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.


STANDARD DEATH BENEFIT


The death benefit will be the greater of:

(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.



OPTIONAL DEATH BENEFIT - ENHANCED DEATH BENEFIT


In states where approved, you may select the Enhanced Death Benefit rider if you are age 75 or younger at the effective date of your contract and you either
(a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider.


If you select the Enhanced Death Benefit rider, the amount of the death benefit will be the greater of:


(1)    the account value; or


(2)    the death benefit base.


The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest account value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 6% per year.


The death benefit base is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal. The percentage reduction in account value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the account value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a contract year is equal to the Annual Increase

               Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the the contract anniversary immediately prior to your 91st birthday;
               (2) if all partial withdrawals in a contract year are payable to the owner (or the annuitant if the owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a contract year are not greater than 6% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total partial withdrawals in that contract year and will be treated as a single withdrawal at the end of that contract year.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the owner's 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.


OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that (1) the account value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up will:


    (a) Reset the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election; and


    (b) Reset the Enhanced Death Benefit rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1)    a one time Optional Step-Up at any contract anniversary; or


2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh




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contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.


You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.


INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit rider, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


TERMINATION OF THE ENHANCED DEATH BENEFIT. The Enhanced Death Benefit will terminate upon the earliest of:


a) The date you make a total withdrawal of your account value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the Enhanced Death Benefit rider charge from your account value;


c) The date you annuitize your contract (a pro rata portion of the rider charge will be assessed);


d) A change of the owner or joint owner (or annuitant if the owner is a non-natural person), subject to our administrative procedures;


e) The date you assign your contract, subject to our administrative procedures;


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)    Termination of the contract to which this rider is attached.


(See Appendix E for examples of the Enhanced Death Benefit.)



GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death).


A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both non-tax qualified contracts and certain tax qualified contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated beneficiary is permitted under our procedures to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other tax qualified or non-tax qualified contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional purchase payments would be subject to applicable withdrawal charges. Your beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within seven days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single lump sum payment to the beneficiary at the end of the 60 day period.


If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.


SPOUSAL CONTINUATION



If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio in the ratio that the account value in the investment portfolio bears to the total account value. The terms and conditions of the contract that applied prior to the owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



DEATH OF THE ANNUITANT


If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non- natural person (for example, a corporation), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.


Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts (see "Federal Income Tax Status").




10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."



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


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS


NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


The following discussion generally applies to Non-Qualified Contracts owned by natural persons.


WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.


In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits and certain living benefits (E.G., the GWB rider), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.



The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Remaining Guaranteed Withdrawal Amount at the time of the withdrawal, if greater than the account value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross account value rather than the Remaining Guaranteed Withdrawal Amount at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross account value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;


o  made on or after the death of an owner;


o  attributable to the taxpayer's becoming disabled;


o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or


o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a

Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.



ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax adviser as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.



The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your tax adviser.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.


See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.


WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.



MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax adviser.



OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement



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


of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2008, $5,000 plus, for an owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.


SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,500 for 2008. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.



ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to

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FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.



Income tax regulations issued in July 2007 will require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


The regulations are generally effective for taxable years beginning after December 31, 2008. However, certain aspects, including a proposed prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective. Please note that, in light of the regulations, this contract is not available for purchase via a "90-24" transfer. If your contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments.


SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.



SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period.


The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.


Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.



A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT


We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract owners because we are the owner of the assets from which the tax benefits are derived.


POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.




11. OTHER INFORMATION

METLIFE INVESTORS USA


MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and the District of Columbia. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors USA Separate Account A (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.


The amount of the guaranteed death benefit that exceeds the account value is paid from our general account. In addition, portions of the contract's guaranteed living benefits payable may exceed the amount of the account value and be paid from our general account. Benefit amounts paid from the general account are subject to the claims-paying ability of MetLife Investors USA.


DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA maintains a Public Disclosure Program for investors. A brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.


Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



All of the investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See

"Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.25% to 0.55% of Separate Account assets invested in the particular investment portfolio.



SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.



COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 7% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as "annuity payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.



Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2007, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS



We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.



Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com


All other requests must be in written form, satisfactory to us.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the beneficiary.


o change the annuitant before the annuity date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.

The owner is as designated at the time the contract is issued, unless changed. Any change of owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).



ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").



ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors USA does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors USA to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Experts

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2007. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)


SERIES S






                                     1.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       24.486257         25.077084            3,945.2312
=============                            ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       13.706944         13.336480              460.7624
=============                            ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       12.727427         12.639980          566,465.8270
=============                            ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       11.617533         11.747495           72,168.3282
=============                            ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       13.438865         13.304450        1,218,726.7750
=============                            ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       12.144518         12.250068          165,157.4215
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


SERIES S - L SHARE OPTION






                                     1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       10.211819         10.409201         199,115.8653
=============                            ==== ==========       =========         =========       ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       13.470411         13.044878         393,745.0904
=============                            ==== ==========       =========         =========       ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       12.507778         12.363600       3,925,618.3040
=============                            ==== ==========       =========         =========       ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       11.417011         11.490612         442,922.6592
=============                            ==== ==========       =========         =========       ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       13.206947         13.013546       2,173,055.5702
=============                            ==== ==========       =========         =========       ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       11.934914         11.982205       1,549,580.3515
=============                            ==== ==========       =========         =========       ==============

APPENDIX B


PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)


Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors USA. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:



METLIFE DEFENSIVE STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital, a secondary objective.



METLIFE MODERATE STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.



METLIFE BALANCED STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.



METLIFE GROWTH STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.



METLIFE AGGRESSIVE STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks to provide growth of capital.


MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS (CLASS
C)

In addition to the Met Investors Series Trust portfolios listed above, the following Class C portfolios managed by Met Investors Advisory, LLC are also available under the contract:


AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.


AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds Growth Allocation Portfolio seeks growth of capital.



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)

In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolio managed by Met Investors Advisory, LLC is also available under the contract:


MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The Met/Franklin Templeton Founding Strategy Portfolio primarily seeks capital appreciation and secondarily seeks income.

METROPOLITAN SERIES FUND, INC. (CLASS B)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. The following Class B portfolio is available under the contract:


BLACKROCK MONEY MARKET PORTFOLIO


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

APPENDIX C


GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (Unless otherwise noted, these examples are for the GMIB Plus II rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES.



(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------



    Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume that during the first contract year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).



    Proportionate adjustment when withdrawal is greater than 6% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------



    Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the account value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600; $106,000 - $10,600 = $95,400).
      Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).



(2) THE 6% ANNUAL INCREASE AMOUNT


    Example
    -------



    Assume the owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 6% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 6% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the owner's 90th birthday). At the tenth contract anniversary, when the owner is age 65, the 6% Annual Increase Amount is $179,085 ($100,000 increased by 6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.



    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------



    Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 6%, until the contract anniversary on or immediately after the contract owner's 90th birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 6% a year adjusted for withdrawals and charges "the 6% Annual Increase Amount") is the value upon which future income payments can be based.



[GRAPHIC APPEARS HERE]





    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 6% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 6% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.




[GRAPHIC APPEARS HERE]






(3) THE "HIGHEST ANNIVERSARY VALUE" ("HAV")


    Example
    -------



  Assume, as in the example in section (2) above, the owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the account value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.



    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.



[GRAPHIC APPEARS HERE]





  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.




[GRAPHIC APPEARS HERE]






(4) PUTTING IT ALL TOGETHER


    Example
    -------



    Continuing the examples in sections (2) and (3) above, assume the owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 10 years of annuity payments guaranteed. Because the 6% Annual Increase Amount ($179,085) is greater than the Highest Anniversary Value ($155,000), the 6% Annual Increase Amount ($179,085) is used as the income base. The income base of $179,085 is applied to the GMIB Annuity Table. This yields annuity payments of $788 per month for life, with a minimum of 10 years guaranteed. (If the same owner were instead age 70, the income base of $179,085 would yield monthly payments of $886; if the owner were age 75, the income base of $179,085 would yield monthly payments of $1,012.)



    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on your age, sex, and the income type you select. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


    Graphic Example
    ---------------



    Prior to annuitization, the two calculations (the 6% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary on or following the contract owner's 90th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.

[GRAPHIC APPEARS HERE]





    With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.




[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS II



    Assume your initial purchase payment is $100,000 and no withdrawals are taken. Assume that the account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:



    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary bringing the account value back up to $100,000.




    2) The GMIB Plus rider and rider fee terminates as of the date that the adjustment is made to the account value; the variable annuity contract continues.




    3) GMIB Plus allocation and transfer restrictions terminate as of the date that the adjustment is made to the account value.






[GRAPHIC APPEARS HERE]





    *Withdrawals reduce the original purchase payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.



(6) THE OPTIONAL RESET: AUTOMATIC ANNUAL STEP-UP -

GMIB PLUS II



Assume your initial investment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Resets to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 6% Annual Increase Amount, an Optional Reset will automatically occur.


The effect of the Optional Reset is:


   (1) The 6% Annual Increase Amount automatically resets from $106,000 to $110,000;


   (2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first contract anniversary;

   (3) The GMIB Plus rider charge is reset to the fee we charge new contract owners for the same GMIB Plus rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The 6% Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 6% Annual Increase Amount, an Optional Reset will automatically occur.


The effect of the Optional Reset is:


   (1) The 6% Annual Increase Amount automatically resets from $116,600 to $120,000;


   (2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus rider charge is reset to the fee we charge new contract owners for the same GMIB Plus rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 6% Annual Increase Amount and an Optional Reset would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Reset is:


   (1) The 6% Annual Increase Amount automatically resets to the higher account value;


   (2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of the Optional Reset;


   (3) The GMIB Plus rider charge is reset to the fee we charge new contract owners for the same GMIB Plus rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.



The 6% Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Reset is NOT permitted because your account value is lower than your 6% Annual Increase Amount. However, because the Optional Reset has locked-in previous gains, the 6% Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, please note:



   (1) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit remains at the 17th contract anniversary (10 years from the date of the last Optional Reset);


   (2) The GMIB Plus rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.




[GRAPHIC APPEARS HERE]

APPENDIX D

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Lifetime Withdrawal Guarantee. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Lifetime Withdrawal Guarantee does not establish or guarantee an account value or minimum return for any investment portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount cannot be taken as a lump sum.



A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the account value is reduced to zero.



If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the account value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)





[GRAPHIC APPEARS HERE]







                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000




  2.   When Withdrawals Do Exceed the Annual Benefit Payment



     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract owner makes the first withdrawal on or after the date he or she reaches age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the account value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting account value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the account value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B.   Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first contract year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second contract year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third contract year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).

If the second withdrawal is taken after the 10th contract year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime

Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)




[GRAPHIC APPEARS HERE]








Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068







C. Lifetime Withdrawal Guarantee II - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the account value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the account value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these contract years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the account value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the account value is less than $214,500. There is no Automatic Annual Step-Up since the account value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).





[GRAPHIC APPEARS HERE]

APPENDIX E

ENHANCED DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the death benefit base under the Enhanced Death Benefit rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract owner and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial purchase payment is $100,000 and the Enhanced Death
      Benefit is selected. Assume that during the first contract year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 6% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial purchase payment is $100,000 and the Enhanced Death
      Benefit is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the account value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600; $106,000 - $10,600 =
      $95,400). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).


(2) THE 6% ANNUAL INCREASE AMOUNT


    Example
    -------


    Assume the contract owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 6% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 6% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract owner's 90th birthday). At the tenth contract anniversary, when the contract owner is age 65, the 6% Annual Increase Amount is $179,085 ($100,000 increased by 6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


    Determining a death benefit based on the Annual Increase Amount
    ---------------------------------------------------------------


    Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the subaccounts you selected. The 6% Annual Increase Amount, however, accumulates an amount equal to your purchase payments at the Annual Increase Rate of 6% per annum, until the contract anniversary on or following the contract owner's 90th birthday. The 6% Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The 6% Annual Increase Amount line is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and account value on the date the death benefit amount is determined).

(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


    Example
    -------


  Assume, as in the example in section (2) above, the contract owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal the account value ($155,000).


    Determining a death benefit based on the Highest Anniversary Value
    ------------------------------------------------------------------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and account value on the date the death benefit amount is determined).


(4) PUTTING IT ALL TOGETHER


    Example
    -------


    Continuing the examples in sections (2) and (3) above, assume the contract owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the account value is $150,000 due to poor market performance. Because the 6% Annual Increase Amount ($179,085) is greater than the Highest Anniversary Value ($155,000), the 6% Annual Increase Amount ($179,085) is used as the death benefit base. Because the death benefit base ($179,085) is greater than the account value ($150,000), the death benefit base will be the death benefit amount.


    The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.


(5) THE OPTIONAL STEP-UP


Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


   (1) The 6% Annual Increase Amount resets from $106,000 to $110,000; and


   (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.


The 6% Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your account value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the account value is less than the 6% Annual Increase Amount

(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 6% Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The 6% Annual Increase Amount automatically resets from $106,000 to $110,000; and


   (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.


The 6% Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 6% Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The 6% Annual Increase Amount automatically resets from $116,600 to $120,000; and


   (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.


Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 6% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


   (1) The 6% Annual Increase Amount automatically resets to the higher account value; and


   (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The 6% Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your account value is lower than your 6% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 6% Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, please note the Enhanced Death Benefit rider charge remains at its current level.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                      AND


                    METLIFE INVESTORS USA INSURANCE COMPANY


                                    SERIES S

                           SERIES S - L SHARE OPTION


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 28, 2008, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 28, 2008.


SAI-408USAS

TABLE OF CONTENTS                                                         PAGE


COMPANY ................................    2
INDEPENDENT REGISTERED PUBLIC
  ACCOUNTING FIRM .....................     2
CUSTODIAN ..............................    2
DISTRIBUTION ...........................    2
     Reduction or Elimination of the        4
  Withdrawal Charge
CALCULATION OF PERFORMANCE INFORMATION .    4
     Total Return ......................    4
     Historical Unit Values ............    5
     Reporting Agencies ................    5
ANNUITY PROVISIONS .....................    5
     Variable Annuity ..................    5
     Fixed Annuity .....................    7
     Mortality and Expense Guarantee ...    7
     Legal or Regulatory Restrictions       7
  on Transactions
TAX STATUS OF THE CONTRACTS ............    7
FINANCIAL STATEMENTS ...................    9

COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900 Irvine, CA 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and the District of Columbia. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of MetLife Investors USA Insurance Company (the "Company") included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the fact that the Company's 2006 and 2005 financial statements have been restated), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.


The financial statements of each of the Sub-Accounts of MetLife Investors USA Separate Account A included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.





CUSTODIAN

MetLife Investors USA Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.



MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.



Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:





                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2005             $176,095,864             $0
2006             $285,683,129             $0
2007             $378,957,429             $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2007 ranged from $14,155,459 to $18,665. The amount of commissions paid to selected selling firms during 2007 ranged from $65,110,481 to $16,701. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2007 ranged from $79,265,940 to $16,701. For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (First MetLife Investors Insurance Company and MetLife Investors Insurance Company).


The following list sets forth the names of selling firms that received additional compensation in 2007 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.



Associated Securities Corp.

Brookstreet Securities Corporation

Centaurus Financial, Inc.

Compass Bank

CUSO Financial Sevices, L.P.
Davenport & Company

Ferris, Baker Watts Incorporated
Founders Financial Securities
Gunn Allen Financial

H. Beck, Inc.

Harbour Investments, Inc.

Huntington Bank
IFMG Securities, Inc.
Infinex Investments, Inc.

Intersecurities, Inc.

Investment Professionals, Inc.
Janney Montgomery Scott LLC
Jefferson Pilot
Key Investment Services
LaSalle St. Securities, L.L.C.
Lincoln Financial Advisors
Lincoln Investment Planning
Medallion Investment Services, Inc.
Merrill Lynch
Morgan Keegan & Company, Inc.

Morgan Stanley

Mutual Service Corporation
National Planning Holdings
NEXT Financial Group

NFP Securities

Planning Corp. of America
PNC Investments
Primerica
Scott & Stringfellow, Inc.
Securities America, Inc.

Sigma Financial Corporation
Smith Barney Holdings, Inc.
Summit Brokerage Services, Inc.

Tower Square

Transamerica Financial

U.S. Bancorp Investment, Inc.

United Planners' Financial Services of America

UVEST Financial Services Group, Inc.
Valmark Securities

Wall Street Financial

Walnut Street Securities, Inc.
Waterstone Financial Group, Inc.
Woodbury Financial Services

Workman Securities.

There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.


The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an account value credit.


CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.



Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges, the expenses for the underlying investment portfolio being advertised and any applicable account fee, withdrawal charge, Enhanced Death Benefit rider charge, and/or GMIB or GWB rider charge.For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge are currently reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.



The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.



The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, Enhanced Death Benefit, or applicable GMIB or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.



Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.


In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.



The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and prorated Enhanced Death Benefit, GMIB or GWB rider charge, if any) will be applied to the applicable Annuity Table to determine the first annuity payment. TheAdjusted Contract Value is determined on the annuity calculation date, which isa business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows: The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.


The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.


(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current business day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is (i) the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o   You may not make a transfer from the fixed account to the Separate Account;


o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.




TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contracts. Consult your tax adviser prior to purchase.


If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the underlying fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.


REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.


The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


Other rules may apply to Qualified Contracts.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the Company are included herein.



The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife Investors USA Separate Account A and the Board of Directors of MetLife Investors USA Insurance Company:

We have audited the accompanying statements of assets and liabilities of MetLife Investors USA Separate Account A (the "Separate Account") of MetLife Investors USA Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Appendix A as of December 31, 2007, and the related statements of operations for the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. We have also audited the statements of operations for the periods presented in the year ended December 31, 2007, and the statements of changes in net assets for each of the periods presented in the two years then ended for each of the individual Sub-Accounts listed in Appendix B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for each of the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                 APPENDIX - A

                     MIST Lord Abbett Growth and Income
                     Sub-Account
                     MIST Lord Abbett Bond Debenture
                     Sub-Account
                     MIST Van Kampen Mid-Cap Growth
                     Sub-Account
                     MIST Lord Abbett Mid-Cap Value
                     Sub-Account
                     MIST Lazard Mid-Cap Sub-Account
                     MIST Met/AIM Small-Cap Growth
                     Sub-Account
                     MIST Harris Oakmark International
                     Sub-Account
                     MIST Third Avenue Small-Cap Value
                     Sub-Account
                     MIST Oppenheimer Capital Appreciation
                     Sub-Account
                     MIST Legg Mason Partners Aggressive
                     Growth Sub-Account
                     MIST PIMCO Total Return Sub-Account
                     MIST RCM Technology Sub-Account
                     MIST PIMCO Inflation Protected Bond
                     Sub-Account
                     MIST T. Rowe Price Mid-Cap Growth
                     Sub-Account
                     MIST MFS Research International
                     Sub-Account
                     MIST Neuberger Berman Real Estate
                     Sub-Account
                     MIST Turner Mid-Cap Growth Sub-Account
                     MIST Goldman Sachs Mid-Cap Value
                     Sub-Account
                     MIST MetLife Defensive Strategy
                     Sub-Account
                     MIST MetLife Moderate Strategy
                     Sub-Account
                     MIST MetLife Balanced Strategy
                     Sub-Account
                     MIST MetLife Growth Strategy
                     Sub-Account
                     MIST MetLife Aggressive Strategy
                     Sub-Account
                     MIST Van Kampen Comstock Sub-Account
                     MIST Legg Mason Value Equity
                     Sub-Account
                     MIST MFS Emerging Markets Equity
                     Sub-Account
                     MIST Loomis Sayles Global Markets
                     Sub-Account
                     MIST Met/AIM Capital Appreciation
                     Sub-Account
                     MIST Janus Forty Sub-Account
                     MIST MFS Value Sub-Account
                     MIST Dreman Small Cap Value
                     Sub-Account
                     MIST Pioneer Fund Sub-Account
                     MIST Pioneer Strategic Income
                     Sub-Account
                     MIST BlackRock Large-Cap Core
                     Sub-Account
                     MIST BlackRock High Yield Sub-Account
                     MIST Rainier Large Cap Equity
                     Sub-Account
                     AIM V.I. Core Equity Sub-Account
                     AIM V.I. Capital Appreciation
                     Sub-Account
                     AIM V.I. International Growth
                     Sub-Account
                     AIM V.I. Basic Balanced Sub-Account
                     AIM V.I. Global Real Estate
                     Sub-Account
                     MFS Research Sub-Account
                     MFS Investors Trust Sub-Account
                     MFS New Discovery Sub-Account
                     Oppenheimer Main Street Fund/VA
                     Sub-Account
                     Oppenheimer Bond Sub-Account
                     Oppenheimer Strategic Bond Sub-Account
                     Oppenheimer Main Street Small Cap
                     Sub-Account
                     Oppenheimer Money Sub-Account
                     Fidelity VIP Asset Manager Sub-Account
                     Fidelity VIP Growth Sub-Account
                     Fidelity VIP Contrafund Sub-Account
                     Fidelity VIP Overseas Sub-Account
                     Fidelity VIP Equity-Income Sub-Account

                     Fidelity VIP Index 500 Sub-Account
                     Fidelity VIP Money Market Sub-Account
                     Fidelity VIP Mid-Cap Sub-Account
                     DWS International Sub-Account
                     MSF FI Mid-Cap Opportunities
                     Sub-Account
                     MSF FI Large Cap Sub-Account
                     MSF FI Value Leaders Sub-Account
                     MSF Russell 2000 Index Sub-Account
                     MSF FI International Stock Sub-Account
                     MSF MetLife Stock Index Sub-Account
                     MSF BlackRock Legacy Large-Cap Growth
                     Sub-Account
                     MSF BlackRock Strategic Value
                     Sub-Account
                     MSF BlackRock Bond Income Sub-Account
                     MSF BlackRock Large-Cap Value
                     Sub-Account
                     MSF Lehman Brothers Aggregate Bond
                     Index Sub-Account
                     MSF Harris Oakmark Large-Cap Value
                     Sub-Account
                     MSF Morgan Stanley EAFE Index
                     Sub-Account
                     MSF MFS Total Return Sub-Account
                     MSF MetLife Mid-Cap Stock Index
                     Sub-Account
                     MSF Davis Venture Value Sub-Account
                     MSF Harris Oakmark Focused Value
                     Sub-Account
                     MSF Jennison Growth Sub-Account
                     MSF BlackRock Money Market Sub-Account
                     MSF T. Rowe Price Small-Cap Growth
                     Sub-Account
                     MSF Western Asset Management U.S.
                     Government Sub-Account
                     MSF Oppenheimer Global Equity
                     Sub-Account
                     MSF MetLife Aggressive Allocation
                     Sub-Account
                     MSF MetLife Conservative Allocation
                     Sub-Account
                     MSF MetLife Conservative to Moderate
                     Allocation Sub-Account
                     MSF MetLife Moderate Allocation
                     Sub-Account
                     MSF MetLife Moderate to Aggressive
                     Allocation Sub-Account
                     Van Kampen LIT Strategic Growth
                     Sub-Account
                     Van Kampen LIT Enterprise Sub-Account
                     Van Kampen LIT Growth and Income
                     Sub-Account
                     Van Kampen LIT Comstock Sub-Account
                     Federated Equity Income Sub-Account
                     Federated High Income Bond Sub-Account
                     Federated Mid-Cap Growth Strategy
                     Sub-Account
                     Neuberger Genesis Sub-Account
                     Alger American Small Capitalization
                     Sub-Account
                     T. Rowe Price Growth Sub-Account
                     T. Rowe Price International
                     Sub-Account
                     T. Rowe Price Prime Reserve
                     Sub-Account
                     Janus Aspen Worldwide Growth
                     Sub-Account
                     American Funds Global Small
                     Capitalization Sub-Account
                     American Funds Growth Sub-Account
                     American Funds Growth-Income
                     Sub-Account
                     American Funds Global Growth
                     Sub-Account
                     American Funds Bond Sub-Account
                     AllianceBernstein Large Cap Growth
                     Sub-Account
                     FTVIPT Franklin Templeton Developing
                     Markets Sub-Account
                     FTVIPT Franklin Mutual Shares
                     Securities Sub-Account
                     FTVIPT Franklin Templeton Foreign
                     Securities Sub-Account
                     FTVIPT Franklin Templeton Growth
                     Securities Sub-Account
                     FTVIPT Franklin Income Securities
                     Sub-Account
                     FTVIPT Franklin Templeton Global
                     Income Securities Sub-Account

                     FTVIPT Franklin Templeton Small Cap
                     Value Securities Sub-Account
                     Van Kampen UIF Equity and Income
                     Sub-Account
                     Van Kampen UIF U.S. Real Estate
                     Sub-Account
                     Van Kampen UIF U.S. Mid Cap Value
                     Sub-Account
                     Pioneer VCT Mid-Cap Value Sub-Account
                     LMPVET Small Cap Growth Sub-Account
                     LMPVET Investors Sub-Account
                     LMPVET Equity Index Sub-Account
                     LMPVET Fundamental Value Sub-Account
                     LMPVET Appreciation Sub-Account
                     LMPVET Aggressive Growth Sub-Account
                     LMPVET Large Cap Growth Sub-Account
                     LMPVET Social Awareness Sub-Account
                     LMPVET Capital and Income Sub-Account
                     LMPVET Capital Sub-Account
                     LMPVET Global Equity Sub-Account
                     LMPVET Dividend Strategy Sub-Account
                     LMPVET Lifestyle Allocation 50%
                     Sub-Account
                     LMPVET Lifestyle Allocation 70%
                     Sub-Account
                     LMPVET Lifestyle Allocation 85%
                     Sub-Account
                     LMPVIT Adjustable Rate Income
                     Sub-Account
                     LMPVIT Global High Yield Bond
                     Sub-Account
                     LMPVIT Money Market Sub-Account

                                 APPENDIX - B

MIST Met/Putnam Capital Opportunities Sub-Account
MIST Pioneer Mid-Cap Value Sub-Account
LMPV Capital and Income Sub-Account
LMPV Large Cap Value Sub-Account
LMPVET Multiple Discipline Sub-Account-Large Cap Growth and Value
LMPV Premier Selections All Cap Growth Sub-Account
LMPV Growth and Income Sub-Account

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2007


                                MIST LORD ABBETT  MIST LORD ABBETT MIST VAN KAMPEN  MIST LORD ABBETT
                                GROWTH AND INCOME  BOND DEBENTURE  MID-CAP GROWTH    MID-CAP VALUE
                                   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                ----------------- ---------------- ---------------- ----------------
ASSETS:
 Investments at fair value..... $    822,332,641  $    288,949,168 $     23,676,827 $     16,075,642
 Other receivables.............               --                --               --               --
 Due from MetLife Investors USA
   Insurance Company...........               --                --               --               --
                                ----------------  ---------------- ---------------- ----------------
     Total Assets..............      822,332,641       288,949,168       23,676,827       16,075,642
                                ----------------  ---------------- ---------------- ----------------
LIABILITIES:
 Other payables................               --                --               --               --
 Due to MetLife Investors USA
   Insurance Company...........              332               554              742              573
                                ----------------  ---------------- ---------------- ----------------
     Total Liabilities.........              332               554              742              573
                                ----------------  ---------------- ---------------- ----------------

NET ASSETS..................... $    822,332,309  $    288,948,614 $     23,676,085 $     16,075,069
                                ================  ================ ================ ================
 Units outstanding.............       18,116,672        15,162,946        1,845,571          609,565
 Unit value (accumulation).....   $30.63-$100.12      $6.68-$20.98    $12.30-$13.50    $25.04-$27.45

(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.


  The accompanying notes are an integral part of these financial statements.

                                                                                               MIST LEGG MASON
  MIST LAZARD      MIST MET/AIM   MIST HARRIS OAKMARK MIST THIRD AVENUE   MIST OPPENHEIMER   PARTNERS AGGRESSIVE
    MID-CAP      SMALL-CAP GROWTH    INTERNATIONAL     SMALL-CAP VALUE  CAPITAL APPRECIATION       GROWTH
  SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
---------------- ---------------- ------------------- ----------------- -------------------- -------------------
$    121,255,612 $    181,045,574  $    384,273,817   $    316,501,941    $    354,883,324    $    104,187,108
              --               --                --                 --                  --                  --

              --               --                --                 --                  --                  --
---------------- ----------------  ----------------   ----------------    ----------------    ----------------
     121,255,612      181,045,574       384,273,817        316,501,941         354,883,324         104,187,108
---------------- ----------------  ----------------   ----------------    ----------------    ----------------
              --               --                --                 --                  --                  --

             320            1,057               242                539                 715                 287
---------------- ----------------  ----------------   ----------------    ----------------    ----------------
             320            1,057               242                539                 715                 287
---------------- ----------------  ----------------   ----------------    ----------------    ----------------

$    121,255,292 $    181,044,517  $    384,273,575   $    316,501,402    $    354,882,609    $    104,186,821
================ ================  ================   ================    ================    ================
       7,858,992       11,452,863        20,013,713         18,432,805          34,634,000          13,488,538
   $14.83-$15.78    $15.20-$16.74     $18.49-$19.62      $16.58-$18.13        $9.77-$12.90         $7.44-$7.91

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007


                                                                      MIST PIMCO
                                   MIST PIMCO       MIST RCM      INFLATION PROTECTED MIST T. ROWE PRICE
                                  TOTAL RETURN     TECHNOLOGY            BOND           MID-CAP GROWTH
                                  SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                ---------------- ---------------- ------------------- ------------------
ASSETS:
 Investments at fair value..... $    469,985,773 $     78,046,440  $    255,623,602    $    242,044,028
 Other receivables.............               --               --                --                  --
 Due from MetLife Investors USA
   Insurance Company...........               --               --                --                  --
                                ---------------- ----------------  ----------------    ----------------
     Total Assets..............      469,985,773       78,046,440       255,623,602         242,044,028
                                ---------------- ----------------  ----------------    ----------------
LIABILITIES:
 Other payables................               --               --                --                  --
 Due to MetLife Investors USA
   Insurance Company...........              413              445               438                 298
                                ---------------- ----------------  ----------------    ----------------
     Total Liabilities.........              413              445               438                 298
                                ---------------- ----------------  ----------------    ----------------

NET ASSETS..................... $    469,985,360 $     78,045,995  $    255,623,164    $    242,043,730
                                ================ ================  ================    ================
 Units outstanding.............       37,539,072       12,386,524        21,340,808          25,165,985
 Unit value (accumulation).....     $9.10-$14.05      $6.06-$6.72     $11.60-$12.19         $9.25-$9.83

(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.


MIST MFS RESEARCH   MIST NEUBERGER     MIST TURNER    MIST GOLDMAN SACHS    MIST METLIFE      MIST METLIFE
  INTERNATIONAL   BERMAN REAL ESTATE  MID-CAP GROWTH    MID-CAP VALUE    DEFENSIVE STRATEGY MODERATE STRATEGY
   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
----------------- ------------------ ---------------- ------------------ ------------------ -----------------
$    345,569,565   $    100,668,568  $     69,239,927  $    140,074,062   $    600,410,520  $  1,602,068,482
              --                 --                --                --                 --                --

              --                 --                --                --                 --                --
----------------   ----------------  ----------------  ----------------   ----------------  ----------------
     345,569,565        100,668,568        69,239,927       140,074,062        600,410,520     1,602,068,482
----------------   ----------------  ----------------  ----------------   ----------------  ----------------
              --                 --                --                --                 --                --

             593                474               337               343                195               258
----------------   ----------------  ----------------  ----------------   ----------------  ----------------
             593                474               337               343                195               258
----------------   ----------------  ----------------  ----------------   ----------------  ----------------

$    345,568,972   $    100,668,094  $     69,239,590  $    140,073,719   $    600,410,325  $  1,602,068,224
================   ================  ================  ================   ================  ================
      19,606,367          6,238,930         4,472,333         9,178,387         51,959,475       132,930,004
   $16.84-$18.48      $15.74-$16.36     $15.09-$15.69     $14.88-$15.47      $11.31-$11.75     $11.79-$12.25

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007

                                  MIST METLIFE     MIST METLIFE       MIST METLIFE     MIST VAN KAMPEN
                                BALANCED STRATEGY GROWTH STRATEGY  AGGRESSIVE STRATEGY    COMSTOCK
                                   SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                ----------------- ---------------- ------------------- ----------------
ASSETS:
 Investments at fair value..... $  5,073,218,859  $  6,304,660,694  $    607,024,073   $     60,994,174
 Other receivables.............               --                --                --                 --
 Due from MetLife Investors USA
   Insurance Company...........               --                --                --                 --
                                ----------------  ----------------  ----------------   ----------------
     Total Assets..............    5,073,218,859     6,304,660,694       607,024,073         60,994,174
                                ----------------  ----------------  ----------------   ----------------
LIABILITIES:
 Other payables................               --                --                --                 --
 Due to MetLife Investors USA
   Insurance Company...........              208               233               158                479
                                ----------------  ----------------  ----------------   ----------------
     Total Liabilities.........              208               233               158                479
                                ----------------  ----------------  ----------------   ----------------

NET ASSETS..................... $  5,073,218,651  $  6,304,660,461  $    607,023,915   $     60,993,695
                                ================  ================  ================   ================
 Units outstanding.............      407,763,369       481,475,567        46,258,233          5,330,717
 Unit value (accumulation).....    $12.17-$12.64     $12.81-$13.30     $12.84-$13.34      $11.24-$11.56

(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

MIST LEGG MASON  MIST MFS EMERGING MIST LOOMIS SAYLES     MIST MET/AIM
 VALUE EQUITY     MARKETS EQUITY     GLOBAL MARKETS   CAPITAL APPRECIATION MIST JANUS FORTY  MIST MFS VALUE
  SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
---------------- ----------------- ------------------ -------------------- ---------------- ----------------
$     57,823,376 $     62,076,003   $     55,474,619    $      2,334,656   $      8,715,620 $     19,329,049
              --               --                 --                  --                 --               --

              --               --                 --                  --                 --               --
---------------- ----------------   ----------------    ----------------   ---------------- ----------------
      57,823,376       62,076,003         55,474,619           2,334,656          8,715,620       19,329,049
---------------- ----------------   ----------------    ----------------   ---------------- ----------------
              --               --                 --                  --                 --               --

             573              756                397                 629                529              444
---------------- ----------------   ----------------    ----------------   ---------------- ----------------
             573              756                397                 629                529              444
---------------- ----------------   ----------------    ----------------   ---------------- ----------------

$     57,822,803 $     62,075,247   $     55,474,222    $      2,334,027   $      8,715,091 $     19,328,605
================ ================   ================    ================   ================ ================
       5,608,172        4,415,597          4,274,323             146,406             62,044        1,161,519
   $10.15-$10.46    $13.89-$14.22      $12.83-$13.06       $14.96-$16.91    $124.70-$149.97    $15.79-$17.03

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007


                                  MIST DREMAN                          MIST PIONEER    MIST BLACKROCK
                                SMALL CAP VALUE  MIST PIONEER FUND   STRATEGIC INCOME  LARGE-CAP CORE
                                  SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                                ---------------- -----------------   ---------------- ----------------
ASSETS:
 Investments at fair value..... $     11,511,490 $      8,680,647    $     98,174,689 $      4,467,719
 Other receivables.............               --               --                  --               --
 Due from MetLife Investors USA
   Insurance Company...........               --               --                  --               --
                                ---------------- ----------------    ---------------- ----------------
     Total Assets..............       11,511,490        8,680,647          98,174,689        4,467,719
                                ---------------- ----------------    ---------------- ----------------
LIABILITIES:
 Other payables................               --               --                  --               --
 Due to MetLife Investors USA
   Insurance Company...........              436              888                 276              503
                                ---------------- ----------------    ---------------- ----------------
     Total Liabilities.........              436              888                 276              503
                                ---------------- ----------------    ---------------- ----------------

NET ASSETS..................... $     11,511,054 $      8,679,759    $     98,174,413 $      4,467,216
                                ================ ================    ================ ================
 Units outstanding.............          865,483          441,310           4,979,963          390,444
 Unit value (accumulation).....    $13.13-$13.40    $17.99-$21.26       $18.89-$21.05    $10.96-$11.80

(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

MIST BLACKROCK HIGH MIST RAINIER LARGE    AIM V.I.            AIM V.I.             AIM V.I.           AIM V.I.
       YIELD            CAP EQUITY       CORE EQUITY    CAPITAL APPRECIATION INTERNATIONAL GROWTH  BASIC BALANCED
    SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
------------------- ------------------ ---------------- -------------------- -------------------- ----------------
 $      7,452,384    $      6,390,642  $        859,148   $        433,497     $     11,957,904   $        673,828
               --                  --                --                 --                   --                 --

               --                  --                --                 --                   --                 --
 ----------------    ----------------  ----------------   ----------------     ----------------   ----------------
        7,452,384           6,390,642           859,148            433,497           11,957,904            673,828
 ----------------    ----------------  ----------------   ----------------     ----------------   ----------------
               --                  --                --                 --                   --                 --

              204                 550                30                 10                3,847                 15
 ----------------    ----------------  ----------------   ----------------     ----------------   ----------------
              204                 550                30                 10                3,847                 15
 ----------------    ----------------  ----------------   ----------------     ----------------   ----------------

 $      7,452,180    $      6,390,092  $        859,118   $        433,487     $     11,954,057   $        673,813
 ================    ================  ================   ================     ================   ================
          450,432             640,297           181,999             77,611              445,944            125,704
    $15.68-$16.78         $9.97-$9.99             $4.72              $5.59         $8.54-$31.74              $5.36

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007


                                     AIM V.I.
                                GLOBAL REAL ESTATE   MFS RESEARCH   MFS INVESTORS TRUST MFS NEW DISCOVERY
                                   SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                ------------------ ---------------- ------------------- -----------------
ASSETS:
 Investments at fair value.....  $      1,511,128  $        199,356  $        132,137   $         99,392
 Other receivables.............                --                --                --                 --
 Due from MetLife Investors USA
   Insurance Company...........                --                --                --                 --
                                 ----------------  ----------------  ----------------   ----------------
     Total Assets..............         1,511,128           199,356           132,137             99,392
                                 ----------------  ----------------  ----------------   ----------------
LIABILITIES:
 Other payables................                --                --                --                 --
 Due to MetLife Investors USA
   Insurance Company...........               444                39                15                 38
                                 ----------------  ----------------  ----------------   ----------------
     Total Liabilities.........               444                39                15                 38
                                 ----------------  ----------------  ----------------   ----------------

NET ASSETS.....................  $      1,510,684  $        199,317  $        132,122   $         99,354
                                 ================  ================  ================   ================
 Units outstanding.............           156,912            34,862            23,909             13,583
 Unit value (accumulation).....      $9.58-$ 9.67             $5.72             $5.53              $7.31

(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

OPPENHEIMER MAIN                    OPPENHEIMER    OPPENHEIMER MAIN                    FIDELITY VIP
 STREET FUND/VA  OPPENHEIMER BOND  STRATEGIC BOND  STREET SMALL CAP OPPENHEIMER MONEY  ASSET MANAGER
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- ---------------- ---------------- ----------------- ----------------
$        254,460 $        264,529 $         46,614 $      8,314,544 $        168,182  $    143,069,973
              --               --               --               --              170                --

              --               --               --               --               --                --
---------------- ---------------- ---------------- ---------------- ----------------  ----------------
         254,460          264,529           46,614        8,314,544          168,352       143,069,973
---------------- ---------------- ---------------- ---------------- ----------------  ----------------
              --               --               --               --               --                --

              --               --               --              358               --                32
---------------- ---------------- ---------------- ---------------- ----------------  ----------------
              --               --               --              358               --                32
---------------- ---------------- ---------------- ---------------- ----------------  ----------------

$        254,460 $        264,529 $         46,614 $      8,314,186 $        168,352  $    143,069,941
================ ================ ================ ================ ================  ================
          45,428           37,290            5,661          492,857           28,881        11,728,296
           $5.60            $7.09            $8.23    $10.26-$17.46            $5.83     $12.10-$12.42

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007


                                  FIDELITY VIP     FIDELITY VIP     FIDELITY VIP    FIDELITY VIP
                                     GROWTH         CONTRAFUND        OVERSEAS      EQUITY-INCOME
                                  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                ---------------- ---------------- ---------------- ----------------
ASSETS:
 Investments at fair value..... $    239,237,664 $    377,397,475 $     11,327,760 $     13,694,030
 Other receivables.............               --               --               --               --
 Due from MetLife Investors USA
   Insurance Company...........               --               --               --               --
                                ---------------- ---------------- ---------------- ----------------
     Total Assets..............      239,237,664      377,397,475       11,327,760       13,694,030
                                ---------------- ---------------- ---------------- ----------------
LIABILITIES:
 Other payables................               --               --               --               --
 Due to MetLife Investors USA
   Insurance Company...........               49              478               26               --
                                ---------------- ---------------- ---------------- ----------------
     Total Liabilities.........               49              478               26               --
                                ---------------- ---------------- ---------------- ----------------

NET ASSETS..................... $    239,237,615 $    377,396,997 $     11,327,734 $     13,694,030
                                ================ ================ ================ ================
 Units outstanding.............       14,370,091       16,613,759          826,076          942,455
 Unit value (accumulation).....    $16.58-$16.86    $12.51-$50.32    $12.67-$14.58           $14.53

(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

  FIDELITY VIP      FIDELITY VIP     FIDELITY VIP         DWS         MSF FI MID-CAP      MSF FI
   INDEX 500        MONEY MARKET       MID-CAP       INTERNATIONAL    OPPORTUNITIES      LARGE CAP
  SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
----------------- ---------------- ---------------- ---------------- ---------------- ----------------
$     122,812,743 $     38,182,736 $     40,496,541 $     39,213,025 $      6,518,948 $      4,767,832
               --               --               --               --               --               --

               --               --               --               --               --               --
----------------- ---------------- ---------------- ---------------- ---------------- ----------------
      122,812,743       38,182,736       40,496,541       39,213,025        6,518,948        4,767,832
----------------- ---------------- ---------------- ---------------- ---------------- ----------------
               --               --               --               --               --               --

               38               79              225               --               30              467
----------------- ---------------- ---------------- ---------------- ---------------- ----------------
               38               79              225               --               30              467
----------------- ---------------- ---------------- ---------------- ---------------- ----------------

$     122,812,705 $     38,182,657 $     40,496,316 $     39,213,025 $      6,518,918 $      4,767,365
================= ================ ================ ================ ================ ================
        7,211,573        5,148,515          997,653        3,119,351          574,272          275,445
    $17.03-$17.44      $7.35-$7.86    $39.38-$42.90    $12.50-$12.57     $2.76-$23.91    $16.41-$17.97

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007


                                    MSF FI         MSF RUSSELL          MSF FI          MSF METLIFE
                                 VALUE LEADERS     2000 INDEX     INTERNATIONAL STOCK   STOCK INDEX
                                  SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                ---------------- ---------------- ------------------- ----------------
ASSETS:
 Investments at fair value..... $      4,543,167 $      8,015,881  $      6,422,193   $    299,990,263
 Other receivables.............               --               --                --                 --
 Due from MetLife Investors USA
   Insurance Company...........               --               --                --                 --
                                ---------------- ----------------  ----------------   ----------------
     Total Assets..............        4,543,167        8,015,881         6,422,193        299,990,263
                                ---------------- ----------------  ----------------   ----------------
LIABILITIES:
 Other payables................               --               --                --                 --
 Due to MetLife Investors USA
   Insurance Company...........              406               49               122                424
                                ---------------- ----------------  ----------------   ----------------
     Total Liabilities.........              406               49               122                424
                                ---------------- ----------------  ----------------   ----------------

NET ASSETS..................... $      4,542,761 $      8,015,832  $      6,422,071   $    299,989,839
                                ================ ================  ================   ================
 Units outstanding.............          211,868          481,904           398,333         17,885,006
 Unit value (accumulation).....    $20.17-$22.08     $6.97-$19.23      $6.06-$20.94      $13.05-$51.54

(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

 MSF BLACKROCK
 LEGACY LARGE-       MSF BLACKROCK    MSF BLACKROCK    MSF BLACKROCK   MSF LEHMAN BROTHERS  MSF HARRIS OAKMARK
  CAP GROWTH        STRATEGIC VALUE    BOND INCOME    LARGE-CAP VALUE  AGGREGATE BOND INDEX  LARGE-CAP VALUE
  SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
----------------    ---------------- ---------------- ---------------- -------------------- ------------------
$      1,046,662    $     12,924,711 $     30,160,762 $      3,754,506   $      6,246,057    $      6,305,535
              --                  --               --               --                 --                  --
              --                  --               --               --                 --                  --
----------------    ---------------- ---------------- ----------------   ----------------    ----------------
       1,046,662          12,924,711       30,160,762        3,754,506          6,246,057           6,305,535
----------------    ---------------- ---------------- ----------------   ----------------    ----------------
              --                  --               --               --                 --                  --
              59                  53              649               55                 49                  71
----------------    ---------------- ---------------- ----------------   ----------------    ----------------
              59                  53              649               55                 49                  71
----------------    ---------------- ---------------- ----------------   ----------------    ----------------

$      1,046,603    $     12,924,658 $     30,160,113 $      3,754,451   $      6,246,008    $      6,305,464
================    ================ ================ ================   ================    ================
          31,453             625,394          654,278          251,656            436,992             439,738
   $33.18-$35.25       $20.66-$21.39    $39.89-$58.33    $14.92-$15.31      $14.29-$14.90       $14.33-$14.95

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007


                                MSF MORGAN STANLEY     MSF MFS             MSF METLIFE        MSF DAVIS
                                    EAFE INDEX       TOTAL RETURN      MID-CAP STOCK INDEX  VENTURE VALUE
                                   SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                                ------------------ ----------------    ------------------- ----------------
ASSETS:
 Investments at fair value.....  $     18,684,696  $     50,198,785     $     15,036,445   $    599,873,653
 Other receivables.............                --                --                   --                 --
 Due from MetLife Investors USA
   Insurance Company...........                --                --                   --                 --
                                 ----------------  ----------------     ----------------   ----------------
     Total Assets..............        18,684,696        50,198,785           15,036,445        599,873,653
                                 ----------------  ----------------     ----------------   ----------------
LIABILITIES:
 Other payables................                --                --                   --                 --
 Due to MetLife Investors USA
   Insurance Company...........                75               453                   22                359
                                 ----------------  ----------------     ----------------   ----------------
     Total Liabilities.........                75               453                   22                359
                                 ----------------  ----------------     ----------------   ----------------

NET ASSETS.....................  $     18,684,621  $     50,198,332     $     15,036,423   $    599,873,294
                                 ================  ================     ================   ================
 Units outstanding.............         1,079,041         1,100,140              886,564         39,936,774
 Unit value (accumulation).....     $17.30-$18.05     $38.88-$54.24        $16.94-$17.54      $14.23-$42.70

(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

                                                                       MSF WESTERN ASSET
MSF HARRIS OAKMARK   MSF JENNISON    MSF BLACKROCK   MSF T. ROWE PRICE    MANAGEMENT     MSF OPPENHEIMER
  FOCUSED VALUE         GROWTH       MONEY MARKET    SMALL-CAP GROWTH   U.S. GOVERNMENT   GLOBAL EQUITY
   SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
------------------ ---------------- ---------------- ----------------- ----------------- ----------------
 $    316,048,405  $    182,244,720 $    241,601,618 $      1,279,339  $     44,642,933  $      9,987,518
               --                --               --               --                --                --
               --                --               --               --                --                --
 ----------------  ---------------- ---------------- ----------------  ----------------  ----------------
      316,048,405       182,244,720      241,601,618        1,279,339        44,642,933         9,987,518
 ----------------  ---------------- ---------------- ----------------  ----------------  ----------------
               --                --               --               --                --                --
              333               299              435               49               998               484
 ----------------  ---------------- ---------------- ----------------  ----------------  ----------------
              333               299              435               49               998               484
 ----------------  ---------------- ---------------- ----------------  ----------------  ----------------

 $    316,048,072  $    182,244,421 $    241,601,183 $      1,279,290  $     44,641,935  $      9,987,034
 ================  ================ ================ ================  ================  ================
       18,551,932        14,275,390       22,951,175           77,656         2,760,203           501,067
    $15.69-$40.39      $2.70-$13.10    $10.16-$25.09    $16.25-$18.44     $14.93-$17.61     $19.16-$21.24

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007


                                  MSF METLIFE      MSF METLIFE        MSF METLIFE
                                  AGGRESSIVE       CONSERVATIVE     CONSERVATIVE TO       MSF METLIFE
                                  ALLOCATION        ALLOCATION    MODERATE ALLOCATION MODERATE ALLOCATION
                                  SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                ---------------- ---------------- ------------------- -------------------
ASSETS:
 Investments at fair value..... $      2,403,722 $      2,703,131  $      4,530,147    $     40,157,294
 Other receivables.............               --               --                --                  --
 Due from MetLife Investors USA
   Insurance Company...........               --               --                --                  --
                                ---------------- ----------------  ----------------    ----------------
     Total Assets..............        2,403,722        2,703,131         4,530,147          40,157,294
                                ---------------- ----------------  ----------------    ----------------
LIABILITIES:
 Other payables................               --               --                --                  --
 Due to MetLife Investors USA
   Insurance Company...........              247              282               355                 180
                                ---------------- ----------------  ----------------    ----------------
     Total Liabilities.........              247              282               355                 180
                                ---------------- ----------------  ----------------    ----------------

NET ASSETS..................... $      2,403,475 $      2,702,849  $      4,529,792    $     40,157,114
                                ================ ================  ================    ================
 Units outstanding.............          189,794          242,633           392,909           3,351,654
 Unit value (accumulation).....    $12.50-$12.74    $11.07-$11.20     $11.42-$11.59       $11.81-$12.04

(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

     MSF METLIFE
     MODERATE TO       VAN KAMPEN LIT   VAN KAMPEN LIT      VAN KAMPEN LIT    VAN KAMPEN LIT     FEDERATED
AGGRESSIVE ALLOCATION STRATEGIC GROWTH    ENTERPRISE       GROWTH AND INCOME     COMSTOCK      EQUITY INCOME
     SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
--------------------- ---------------- ----------------    ----------------- ---------------- ----------------
  $     61,541,420    $      9,156,416 $        122,997    $     49,067,568  $     77,265,128 $         31,210
                --                  --               --                  --                --               --

                --                  --               --                  --                --               --
  ----------------    ---------------- ----------------    ----------------  ---------------- ----------------
        61,541,420           9,156,416          122,997          49,067,568        77,265,128           31,210
  ----------------    ---------------- ----------------    ----------------  ---------------- ----------------
                --                  --               --                  --                --               --

               234                 385               --                 364               194               37
  ----------------    ---------------- ----------------    ----------------  ---------------- ----------------
               234                 385               --                 364               194               37
  ----------------    ---------------- ----------------    ----------------  ---------------- ----------------

  $     61,541,186    $      9,156,031 $        122,997    $     49,067,204  $     77,264,934 $         31,173
  ================    ================ ================    ================  ================ ================
         5,047,763           1,659,770           28,313           3,069,791         5,188,036            5,473
     $12.02-$12.25         $5.28-$5.59            $4.34        $7.27-$27.31     $14.46-$16.01            $5.70

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007


                                   FEDERATED     FEDERATED MID-CAP                        ALGER AMERICAN
                                HIGH INCOME BOND  GROWTH STRATEGY    NEUBERGER GENESIS SMALL CAPITALIZATION
                                  SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                ---------------- -----------------   ----------------- --------------------
ASSETS:
 Investments at fair value..... $        126,869 $        139,853    $         14,032    $     79,134,670
 Other receivables.............               --               --                  --                  --
 Due from MetLife Investors USA
   Insurance Company...........               --               --                  --                  --
                                ---------------- ----------------    ----------------    ----------------
     Total Assets..............          126,869          139,853              14,032          79,134,670
                                ---------------- ----------------    ----------------    ----------------
LIABILITIES:
 Other payables................               --               --                  --                  --
 Due to MetLife Investors USA
   Insurance Company...........               34               --                  10                  --
                                ---------------- ----------------    ----------------    ----------------
     Total Liabilities.........               34               --                  10                  --
                                ---------------- ----------------    ----------------    ----------------

NET ASSETS..................... $        126,835 $        139,853    $         14,022    $     79,134,670
                                ================ ================    ================    ================
 Units outstanding.............           18,999           20,874                 927           7,147,895
 Unit value (accumulation).....            $6.68            $6.70              $15.13       $11.01-$11.13

(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

                                                                           AMERICAN FUNDS
 T. ROWE PRICE       T. ROWE PRICE    T. ROWE PRICE        JANUS ASPEN      GLOBAL SMALL    AMERICAN FUNDS
    GROWTH           INTERNATIONAL    PRIME RESERVE      WORLDWIDE GROWTH  CAPITALIZATION       GROWTH
  SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
----------------    ---------------- ----------------    ---------------- ---------------- ----------------
$     10,486,221    $      1,365,106 $      1,750,411    $          9,939 $     35,036,892 $    245,763,422
              --                  --               --                  --               --               --
              --                  --               --                  --               --               --
----------------    ---------------- ----------------    ---------------- ---------------- ----------------
      10,486,221           1,365,106        1,750,411               9,939       35,036,892      245,763,422
----------------    ---------------- ----------------    ---------------- ---------------- ----------------
              --                  --               --                  --               --               --
              --                  --               --                   7              442              503
----------------    ---------------- ----------------    ---------------- ---------------- ----------------
              --                  --               --                   7              442              503
----------------    ---------------- ----------------    ---------------- ---------------- ----------------

$     10,486,221    $      1,365,106 $      1,750,411    $          9,932 $     35,036,450 $    245,762,919
================    ================ ================    ================ ================ ================
         118,255              87,971           96,955               1,182          985,561        1,458,315
          $88.67              $15.52           $18.05               $8.40    $34.16-$37.13  $142.42-$199.51

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007


                                 AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS  ALLIANCEBERNSTEIN
                                 GROWTH-INCOME    GLOBAL GROWTH         BOND       LARGE CAP GROWTH
                                  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                ---------------- ---------------- ---------------- -----------------
ASSETS:
 Investments at fair value..... $    156,224,564 $    104,848,489 $      6,640,160 $      1,081,428
 Other receivables.............               --               --               --               --
 Due from MetLife Investors USA
   Insurance Company...........               --               --               --               --
                                ---------------- ---------------- ---------------- ----------------
     Total Assets..............      156,224,564      104,848,489        6,640,160        1,081,428
                                ---------------- ---------------- ---------------- ----------------
LIABILITIES:
 Other payables................               --               --               --               --
 Due to MetLife Investors USA
   Insurance Company...........              495              608              219              192
                                ---------------- ---------------- ---------------- ----------------
     Total Liabilities.........              495              608              219              192
                                ---------------- ---------------- ---------------- ----------------

NET ASSETS..................... $    156,224,069 $    104,847,881 $      6,639,941 $      1,081,236
                                ================ ================ ================ ================
 Units outstanding.............        1,369,874        3,676,314          413,860           29,088
 Unit value (accumulation).....   $96.80-$135.60    $26.64-$30.77    $15.27-$16.64    $35.49-$37.77

(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

 FTVIPT FRANKLIN                             FTVIPT FRANKLIN   FTVIPT FRANKLIN                     FTVIPT FRANKLIN
    TEMPLETON          FTVIPT FRANKLIN          TEMPLETON      TEMPLETON GROWTH  FTVIPT FRANKLIN  TEMPLETON GLOBAL
DEVELOPING MARKETS MUTUAL SHARES SECURITIES FOREIGN SECURITIES    SECURITIES    INCOME SECURITIES INCOME SECURITIES
   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
------------------ ------------------------ ------------------ ---------------- ----------------- -----------------
 $     26,039,534      $     71,392,933      $     56,499,161  $     38,096,710 $     88,519,611  $      4,081,268
               --                    --                    --                --               --                --
               --                    --                    --                --               --                --
 ----------------      ----------------      ----------------  ---------------- ----------------  ----------------
       26,039,534            71,392,933            56,499,161        38,096,710       88,519,611         4,081,268
 ----------------      ----------------      ----------------  ---------------- ----------------  ----------------
               --                    --                    --                --               --                --
              472                   205                   429               345              393               397
 ----------------      ----------------      ----------------  ---------------- ----------------  ----------------
              472                   205                   429               345              393               397
 ----------------      ----------------      ----------------  ---------------- ----------------  ----------------

 $     26,039,062      $     71,392,728      $     56,498,732  $     38,096,365 $     88,519,218  $      4,080,871
 ================      ================      ================  ================ ================  ================
        1,494,843             3,006,411             1,778,828         2,063,301        1,974,360           318,925
    $15.37-$25.43         $22.90-$25.46         $15.73-$36.77     $13.72-$19.85    $39.38-$50.37     $12.27-$13.18

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007


                                  FTVIPT FRANKLIN
                                TEMPLETON SMALL CAP  VAN KAMPEN UIF    VAN KAMPEN UIF    VAN KAMPEN UIF
                                 VALUE SECURITIES   EQUITY AND INCOME U.S. REAL ESTATE U.S. MID CAP VALUE
                                    SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                ------------------- ----------------- ---------------- ------------------
ASSETS:
 Investments at fair value.....  $      2,208,895   $    166,104,960  $     52,908,845  $      2,834,230
 Other receivables.............                --                 --                --                --
 Due from MetLife Investors USA
   Insurance Company...........                --                 --                --                --
                                 ----------------   ----------------  ----------------  ----------------
     Total Assets..............         2,208,895        166,104,960        52,908,845         2,834,230
                                 ----------------   ----------------  ----------------  ----------------
LIABILITIES:
 Other payables................                --                 --                --                --
 Due to MetLife Investors USA
   Insurance Company...........               408                162               320               561
                                 ----------------   ----------------  ----------------  ----------------
     Total Liabilities.........               408                162               320               561
                                 ----------------   ----------------  ----------------  ----------------

NET ASSETS.....................  $      2,208,487   $    166,104,798  $     52,908,525  $      2,833,669
                                 ================   ================  ================  ================
 Units outstanding.............           251,664         10,934,412         2,043,530           257,428
 Unit value (accumulation).....       $8.75-$8.79      $14.95-$15.63     $24.02-$49.19     $10.95-$11.05

(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

  PIONEER VCT         LMPVET          LMPVET            LMPVET           LMPVET            LMPVET
 MID-CAP VALUE   SMALL CAP GROWTH    INVESTORS       EQUITY INDEX   FUNDAMENTAL VALUE   APPRECIATION
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- ---------------- ---------------- ----------------- ----------------
$     26,729,064 $     10,905,220 $      4,699,616 $     66,117,661 $     84,463,843  $     83,498,410
              --               --               --               --               --                --

              --               --               --               --               --                --
---------------- ---------------- ---------------- ---------------- ----------------  ----------------
      26,729,064       10,905,220        4,699,616       66,117,661       84,463,843        83,498,410
---------------- ---------------- ---------------- ---------------- ----------------  ----------------
              --               --               --               --               --                --

             280              862              451              380              536               948
---------------- ---------------- ---------------- ---------------- ----------------  ----------------
             280              862              451              380              536               948
---------------- ---------------- ---------------- ---------------- ----------------  ----------------

$     26,728,784 $     10,904,358 $      4,699,165 $     66,117,281 $     84,463,307  $     83,497,462
================ ================ ================ ================ ================  ================
         813,072          754,675          279,645        2,276,152        2,440,021         2,591,844
   $31.43-$35.50    $13.77-$17.53    $15.98-$17.30     $9.89-$29.42    $31.33-$37.72     $15.95-$36.42

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007


                                     LMPVET            LMPVET           LMPVET            LMPVET
                                AGGRESSIVE GROWTH LARGE CAP GROWTH SOCIAL AWARENESS CAPITAL AND INCOME
                                   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (^)
                                ----------------- ---------------- ---------------- ------------------
ASSETS:
 Investments at fair value..... $    127,960,287  $      9,921,366 $        566,069  $     59,959,388
 Other receivables.............               --                --               --            33,110
 Due from MetLife Investors USA
   Insurance Company...........               --                --               --                --
                                ----------------  ---------------- ----------------  ----------------
     Total Assets..............      127,960,287         9,921,366          566,069        59,992,498
                                ----------------  ---------------- ----------------  ----------------
LIABILITIES:
 Other payables................               --                --               --                --
 Due to MetLife Investors USA
   Insurance Company...........              626               354              104            34,911
                                ----------------  ---------------- ----------------  ----------------
     Total Liabilities.........              626               354              104            34,911
                                ----------------  ---------------- ----------------  ----------------

NET ASSETS..................... $    127,959,661  $      9,921,012 $        565,965  $     59,957,587
                                ================  ================ ================  ================
 Units outstanding.............        9,406,900           699,543           19,022         4,737,273
 Unit value (accumulation).....    $13.02-$15.26     $13.49-$14.58    $28.57-$30.42     $12.15-$15.28

(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

    LMPVET           LMPVET            LMPVET       LMPVET LIFESTYLE    LMPVET LIFESTYLE LMPVET LIFESTYLE
    CAPITAL       GLOBAL EQUITY   DIVIDEND STRATEGY  ALLOCATION 50%      ALLOCATION 70%   ALLOCATION 85%
  SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- ----------------- ----------------    ---------------- ----------------
$      8,964,370 $      7,705,540 $      8,243,937  $      9,409,401    $      3,668,999 $     16,581,916
              --               --               --                --                  --               --
              --               --               --                --                  --               --
---------------- ---------------- ----------------  ----------------    ---------------- ----------------
       8,964,370        7,705,540        8,243,937         9,409,401           3,668,999       16,581,916
---------------- ---------------- ----------------  ----------------    ---------------- ----------------
              --               --               --                --                  --               --
             581              217              408               146                  49              189
---------------- ---------------- ----------------  ----------------    ---------------- ----------------
             581              217              408               146                  49              189
---------------- ---------------- ----------------  ----------------    ---------------- ----------------

$      8,963,789 $      7,705,323 $      8,243,529  $      9,409,255    $      3,668,950 $     16,581,727
================ ================ ================  ================    ================ ================
         542,230          417,802          834,706           590,437             250,067        1,057,927
   $16.11-$16.80    $18.13-$18.61     $9.41-$10.05     $15.45-$16.14       $14.23-$14.86    $14.80-$16.41

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONCLUDED)
                               DECEMBER 31, 2007



                                                  LMPVIT ADJUSTABLE  LMPVIT GLOBAL        LMPVIT
                                                     RATE INCOME    HIGH YIELD BOND    MONEY MARKET
                                                     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                                  ----------------- ---------------- -----------------
ASSETS:
 Investments at fair value....................... $      3,179,105  $     40,739,127 $      44,647,967
 Other receivables...............................               --                --                --
 Due from MetLife Investors USA Insurance Company               --                --                --
                                                  ----------------  ---------------- -----------------
     Total Assets................................        3,179,105        40,739,127        44,647,967
                                                  ----------------  ---------------- -----------------
LIABILITIES:
 Other payables..................................               --                --                --
 Due to MetLife Investors USA Insurance Company..              205               643               454
                                                  ----------------  ---------------- -----------------
     Total Liabilities...........................              205               643               454
                                                  ----------------  ---------------- -----------------

NET ASSETS....................................... $      3,178,900  $     40,738,484 $      44,647,513
                                                  ================  ================ =================
 Units outstanding...............................          310,564         2,527,054         3,326,218
 Unit value (accumulation).......................    $10.02-$10.28     $15.11-$16.97     $12.23-$14.61

(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2007



                                              MIST LORD ABBETT  MIST LORD ABBETT MIST VAN KAMPEN  MIST LORD ABBETT
                                              GROWTH AND INCOME  BOND DEBENTURE  MID-CAP GROWTH    MID-CAP VALUE
                                                 SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                              ----------------- ---------------- ---------------- ----------------
INVESTMENT INCOME:
   Dividends................................. $      8,282,056  $     16,026,920 $             -- $         83,405
                                              ----------------  ---------------- ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges........       11,655,545         4,270,178          183,009          218,752
   Administrative charges....................        1,855,249           751,351           30,150           34,985
                                              ----------------  ---------------- ---------------- ----------------
     Total expenses..........................       13,510,794         5,021,529          213,159          253,737
                                              ----------------  ---------------- ---------------- ----------------
   Net investment income (loss)..............      (5,228,738)        11,005,391        (213,159)        (170,332)
                                              ----------------  ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...............       39,903,692           386,216          688,223        1,758,485
   Realized gains (losses) on sale of
     investments.............................       27,069,493           971,053         (10,999)        (186,016)
                                              ----------------  ---------------- ---------------- ----------------
       Net realized gains (losses)...........       66,973,185         1,357,269          677,224        1,572,469
                                              ----------------  ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments..........................     (41,085,573)         1,748,154        1,346,860      (1,981,561)
                                              ----------------  ---------------- ---------------- ----------------
       Net realized and unrealized gains
         (losses) on investments.............       25,887,612         3,105,423        2,024,084        (409,092)
                                              ----------------  ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations............... $     20,658,874  $     14,110,814 $      1,810,925 $      (579,424)
                                              ================  ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.


  The accompanying notes are an integral part of these financial statements.

                                        MIST                                                     MIST
  MIST LAZARD      MIST MET/AIM    HARRIS OAKMARK  MIST THIRD AVENUE   MIST OPPENHEIMER   LEGG MASON PARTNERS
    MID-CAP      SMALL-CAP GROWTH  INTERNATIONAL    SMALL-CAP VALUE  CAPITAL APPRECIATION  AGGRESSIVE GROWTH
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
---------------- ---------------- ---------------- ----------------- -------------------- -------------------
$        465,955 $             -- $      3,410,659 $      3,579,298    $         21,048    $             --
---------------- ---------------- ---------------- ----------------    ----------------    ----------------
       1,926,905        2,610,196        6,017,074        5,051,865           5,044,179           1,598,478
         341,394          467,944        1,071,173          892,895             896,532             282,317
---------------- ---------------- ---------------- ----------------    ----------------    ----------------
       2,268,299        3,078,140        7,088,247        5,944,760           5,940,711           1,880,795
---------------- ---------------- ---------------- ----------------    ----------------    ----------------
     (1,802,344)      (3,078,140)      (3,677,588)      (2,365,462)         (5,919,663)         (1,880,795)
---------------- ---------------- ---------------- ----------------    ----------------    ----------------
      11,621,738        2,656,713       34,202,898       24,211,821          22,634,965          10,582,249

       5,372,232        8,836,601       24,125,372       21,959,557           6,917,205           1,716,309
---------------- ---------------- ---------------- ----------------    ----------------    ----------------
      16,993,970       11,493,314       58,328,270       46,171,378          29,552,170          12,298,558
---------------- ---------------- ---------------- ----------------    ----------------    ----------------

    (22,036,063)        7,260,878     (66,126,162)     (58,768,816)          18,087,115         (9,545,677)
---------------- ---------------- ---------------- ----------------    ----------------    ----------------

     (5,042,093)       18,754,192      (7,797,892)     (12,597,438)          47,639,285           2,752,881
---------------- ---------------- ---------------- ----------------    ----------------    ----------------

$    (6,844,437) $     15,676,052 $   (11,475,480) $   (14,962,900)    $     41,719,622    $        872,086
================ ================ ================ ================    ================    ================

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                                   MIST PIMCO
                                          MIST PIMCO TOTAL    MIST RCM         INFLATION PROTECTED MIST T. ROWE PRICE
                                               RETURN        TECHNOLOGY               BOND           MID-CAP GROWTH
                                            SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
                                          ---------------- ----------------    ------------------- ------------------
INVESTMENT INCOME:
   Dividends............................. $     14,890,134 $             --     $      5,293,982    $          2,374
                                          ---------------- ----------------     ----------------    ----------------
EXPENSES:
   Mortality and expense risk charges....        6,240,683          786,219            3,520,948           3,318,008
   Administrative charges................        1,066,612          138,177              619,355             597,617
                                          ---------------- ----------------     ----------------    ----------------
     Total expenses......................        7,307,295          924,396            4,140,303           3,915,625
                                          ---------------- ----------------     ----------------    ----------------
   Net investment income (loss)..........        7,582,839        (924,396)            1,153,679         (3,913,251)
                                          ---------------- ----------------     ----------------    ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........               --        1,939,730                   --          10,849,263
   Realized gains (losses) on sale of
     investments.........................        1,865,721        3,298,371            (630,364)          19,060,764
                                          ---------------- ----------------     ----------------    ----------------
       Net realized gains (losses).......        1,865,721        5,238,101            (630,364)          29,910,027
                                          ---------------- ----------------     ----------------    ----------------
   Change in unrealized gains (losses)
     on investments......................       16,489,342        9,989,409           20,764,489           7,709,385
                                          ---------------- ----------------     ----------------    ----------------
   Net realized and unrealized gains
     (losses) on investments.............       18,355,063       15,227,510           20,134,125          37,619,412
                                          ---------------- ----------------     ----------------    ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $     25,937,902 $     14,303,114     $     21,287,804    $     33,706,161
                                          ================ ================     ================    ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

   MIST MFS            MIST
   RESEARCH      NEUBERGER BERMAN   MIST TURNER    MIST GOLDMAN SACHS    MIST METLIFE      MIST METLIFE
 INTERNATIONAL     REAL ESTATE     MID-CAP GROWTH    MID-CAP VALUE    DEFENSIVE STRATEGY MODERATE STRATEGY
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
---------------- ---------------- ---------------- ------------------ ------------------ -----------------
$      3,890,447 $      1,262,045 $             --  $        728,280   $      9,390,169  $     27,375,996
---------------- ---------------- ----------------  ----------------   ----------------  ----------------
       4,487,943        1,860,802          779,285         2,114,718          7,064,874        20,285,810
         786,524          326,254          137,601           373,857          1,247,073         3,570,910
---------------- ---------------- ----------------  ----------------   ----------------  ----------------
       5,274,467        2,187,056          916,886         2,488,575          8,311,947        23,856,720
---------------- ---------------- ----------------  ----------------   ----------------  ----------------
     (1,384,020)        (925,011)        (916,886)       (1,760,295)          1,078,222         3,519,276
---------------- ---------------- ----------------  ----------------   ----------------  ----------------
      43,855,896       12,204,483        1,731,771        13,206,075         10,535,484        35,251,154

       9,563,061       13,959,463        3,539,335         6,851,474         15,023,889         8,277,428
---------------- ---------------- ----------------  ----------------   ----------------  ----------------
      53,418,957       26,163,946        5,271,106        20,057,549         25,559,373        43,528,582
---------------- ---------------- ----------------  ----------------   ----------------  ----------------

    (18,855,679)     (48,097,283)        6,353,919      (17,017,038)        (5,702,644)         9,710,951
---------------- ---------------- ----------------  ----------------   ----------------  ----------------

      34,563,278     (21,933,337)       11,625,025         3,040,511         19,856,729        53,239,533
---------------- ---------------- ----------------  ----------------   ----------------  ----------------

$     33,179,258 $   (22,858,348) $     10,708,139  $      1,280,216   $     20,934,951  $     56,758,809
================ ================ ================  ================   ================  ================

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007



                                            MIST METLIFE     MIST METLIFE       MIST METLIFE     MIST VAN KAMPEN
                                          BALANCED STRATEGY GROWTH STRATEGY  AGGRESSIVE STRATEGY    COMSTOCK
                                             SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                          ----------------- ---------------- ------------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $     74,855,694  $     58,368,752  $      8,296,064   $        798,554
                                          ----------------  ----------------  ----------------   ----------------
EXPENSES:
   Mortality and expense risk charges....       64,611,025        74,974,663         9,167,411            853,079
   Administrative charges................       11,485,493        13,320,877         1,617,464            150,308
                                          ----------------  ----------------  ----------------   ----------------
     Total expenses......................       76,096,518        88,295,540        10,784,875          1,003,387
                                          ----------------  ----------------  ----------------   ----------------
   Net investment income (loss)..........      (1,240,824)      (29,926,788)       (2,488,811)          (204,833)
                                          ----------------  ----------------  ----------------   ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........      138,412,622       165,181,441        39,419,094          1,203,267
   Realized gains (losses) on sale of
     investments.........................        8,159,506         2,930,142        16,728,069          1,400,677
                                          ----------------  ----------------  ----------------   ----------------
       Net realized gains (losses).......      146,572,128       168,111,583        56,147,163          2,603,944
                                          ----------------  ----------------  ----------------   ----------------
   Change in unrealized gains (losses)
     on investments......................     (28,996,861)      (39,049,469)      (45,549,415)        (5,459,293)
                                          ----------------  ----------------  ----------------   ----------------
   Net realized and unrealized gains
     (losses) on investments.............      117,575,267       129,062,114        10,597,748        (2,855,349)
                                          ----------------  ----------------  ----------------   ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $    116,334,443  $     99,135,326  $      8,108,937   $    (3,060,182)
                                          ================  ================  ================   ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

                                            MIST MFS
MIST LEGG MASON      MIST MET/PUTNAM    EMERGING MARKETS MIST LOOMIS SAYLES     MIST MET/AIM
 VALUE EQUITY     CAPITAL OPPORTUNITIES      EQUITY        GLOBAL MARKETS   CAPITAL APPRECIATION MIST JANUS FORTY
  SUB-ACCOUNT        SUB-ACCOUNT (A)      SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
----------------  --------------------- ---------------- ------------------ -------------------- ----------------
$          1,467    $            544    $         11,557  $             --    $          1,205   $          2,910
----------------    ----------------    ----------------  ----------------    ----------------   ----------------
         704,610               2,087             383,580           274,216              21,486             52,689
         122,076                 385              67,771            47,961               3,948              8,455
----------------    ----------------    ----------------  ----------------    ----------------   ----------------
         826,686               2,472             451,351           322,177              25,434             61,144
----------------    ----------------    ----------------  ----------------    ----------------   ----------------
       (825,219)             (1,928)           (439,794)         (322,177)            (24,229)           (58,234)
----------------    ----------------    ----------------  ----------------    ----------------   ----------------
          49,476              41,667                  --                --               3,309            279,776
         299,645              15,985           1,483,800           699,708            (15,080)             10,775
----------------    ----------------    ----------------  ----------------    ----------------   ----------------
         349,121              57,652           1,483,800           699,708            (11,771)            290,551
----------------    ----------------    ----------------  ----------------    ----------------   ----------------
     (4,218,334)             (9,944)           6,322,422         4,061,051             153,974            745,181
----------------    ----------------    ----------------  ----------------    ----------------   ----------------
     (3,869,213)              47,708           7,806,222         4,760,759             142,203          1,035,732
----------------    ----------------    ----------------  ----------------    ----------------   ----------------
$    (4,694,432)    $         45,780    $      7,366,428  $      4,438,582    $        117,974   $        977,498
================    ================    ================  ================    ================   ================

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007


                                                             MIST DREMAN                          MIST PIONEER
                                           MIST MFS VALUE  SMALL CAP VALUE     MIST PIONEER FUND  MID-CAP VALUE
                                            SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT    SUB-ACCOUNT (A)
                                          ---------------- ----------------    ----------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $             62 $             --    $         51,180  $         22,205
                                          ---------------- ----------------    ----------------  ----------------
EXPENSES:
   Mortality and expense risk charges....          191,995          131,573              95,706            24,532
   Administrative charges................           32,402           21,126              16,604             3,944
                                          ---------------- ----------------    ----------------  ----------------
     Total expenses......................          224,397          152,699             112,310            28,476
                                          ---------------- ----------------    ----------------  ----------------
   Net investment income (loss)..........        (224,335)        (152,699)            (61,130)           (6,271)
                                          ---------------- ----------------    ----------------  ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........          187,800           33,486                  --           790,968
   Realized gains (losses) on sale of
     investments.........................           44,784           78,301              41,030          (60,215)
                                          ---------------- ----------------    ----------------  ----------------
       Net realized gains (losses).......          232,584          111,787              41,030           730,753
                                          ---------------- ----------------    ----------------  ----------------
   Change in unrealized gains (losses)
     on investments......................          416,511        (482,953)              90,072         (223,664)
                                          ---------------- ----------------    ----------------  ----------------
   Net realized and unrealized gains
     (losses) on investments.............          649,095        (371,166)             131,102           507,089
                                          ---------------- ----------------    ----------------  ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $        424,760 $      (523,865)    $         69,972  $        500,818
                                          ================ ================    ================  ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

  MIST PIONEER    MIST BLACKROCK   MIST BLACKROCK  MIST RAINIER LARGE    AIM V.I.            AIM V.I.
STRATEGIC INCOME  LARGE-CAP CORE     HIGH YIELD        CAP EQUITY       CORE EQUITY    CAPITAL APPRECIATION
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (B)     SUB-ACCOUNT        SUB-ACCOUNT
---------------- ---------------- ---------------- ------------------ ---------------- --------------------
$        376,788 $         22,574 $        426,744  $          4,193  $         10,322   $             --
---------------- ---------------- ----------------  ----------------  ----------------   ----------------
         909,884           55,708           79,668             6,073            13,251              7,347
         168,046            8,889           12,593             1,055             1,461                812
---------------- ---------------- ----------------  ----------------  ----------------   ----------------
       1,077,930           64,597           92,261             7,128            14,712              8,159
---------------- ---------------- ----------------  ----------------  ----------------   ----------------
       (701,142)         (42,023)          334,483           (2,935)           (4,390)            (8,159)
---------------- ---------------- ----------------  ----------------  ----------------   ----------------

              --          196,664               --                --                --                 --

           6,106           68,726          (5,218)             1,427            52,971             18,910
---------------- ---------------- ----------------  ----------------  ----------------   ----------------
           6,106          265,390          (5,218)             1,427            52,971             18,910
---------------- ---------------- ----------------  ----------------  ----------------   ----------------

       4,115,896         (95,545)        (351,001)            80,318            22,869             46,579
---------------- ---------------- ----------------  ----------------  ----------------   ----------------

       4,122,002          169,845        (356,219)            81,745            75,840             65,489
---------------- ---------------- ----------------  ----------------  ----------------   ----------------

$      3,420,860 $        127,822 $       (21,736)  $         78,810  $         71,450   $         57,330
================ ================ ================  ================  ================   ================

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007


                                                AIM V.I.           AIM V.I.          AIM V.I.
                                          INTERNATIONAL GROWTH  BASIC BALANCED  GLOBAL REAL ESTATE   MFS RESEARCH
                                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT (C)     SUB-ACCOUNT
                                          -------------------- ---------------- ------------------ ----------------
INVESTMENT INCOME:
   Dividends.............................   $         39,474   $         23,585  $         86,240  $          1,746
                                            ----------------   ----------------  ----------------  ----------------
EXPENSES:
   Mortality and expense risk charges....             38,710             11,056             4,937             3,168
   Administrative charges................              7,860              1,223             1,101               349
                                            ----------------   ----------------  ----------------  ----------------
     Total expenses......................             46,570             12,279             6,038             3,517
                                            ----------------   ----------------  ----------------  ----------------
   Net investment income (loss)..........            (7,096)             11,306            80,202           (1,771)
                                            ----------------   ----------------  ----------------  ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........                 --                 --           206,446                --
   Realized gains (losses) on sale of
     investments.........................            166,260             22,846           (1,175)            13,554
                                            ----------------   ----------------  ----------------  ----------------
       Net realized gains (losses).......            166,260             22,846           205,271            13,554
                                            ----------------   ----------------  ----------------  ----------------
   Change in unrealized gains (losses)
     on investments......................           (94,729)           (21,687)         (363,478)            13,793
                                            ----------------   ----------------  ----------------  ----------------
   Net realized and unrealized gains
     (losses) on investments.............             71,531              1,159         (158,207)            27,347
                                            ----------------   ----------------  ----------------  ----------------
   Net increase (decrease) in net assets
     resulting from operations...........   $         64,435   $         12,465  $       (78,005)  $         25,576
                                            ================   ================  ================  ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

                        MFS NEW      OPPENHEIMER MAIN                    OPPENHEIMER    OPPENHEIMER MAIN
MFS INVESTORS TRUST    DISCOVERY      STREET FUND/VA  OPPENHEIMER BOND  STRATEGIC BOND  STREET SMALL CAP
    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
------------------- ---------------- ---------------- ---------------- ---------------- ----------------
 $          1,415   $             -- $          3,203 $         16,427 $          1,725 $            591
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------
            2,147              2,033            3,639            3,747              612           22,626
              236                227              400              412               67            4,979
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------
            2,383              2,260            4,039            4,159              679           27,605
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------
            (968)            (2,260)            (836)           12,268            1,046         (27,014)
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------

            1,435             11,645               --               --               --            6,307

           14,950             17,283           15,776            (766)            1,332           16,731
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------
           16,385             28,928           15,776            (766)            1,332           23,038
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------

          (1,764)           (23,022)          (4,165)          (3,427)            1,375        (357,522)
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------

           14,621              5,906           11,611          (4,193)            2,707        (334,484)
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------

 $         13,653   $          3,646 $         10,775 $          8,075 $          3,753 $      (361,498)
 ================   ================ ================ ================ ================ ================

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007


                                                             FIDELITY VIP      FIDELITY VIP     FIDELITY VIP
                                          OPPENHEIMER MONEY  ASSET MANAGER        GROWTH         CONTRAFUND
                                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                          ----------------- ---------------- ---------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $          9,143  $      8,586,449 $      1,873,575 $      3,369,937
                                          ----------------  ---------------- ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges....            2,387         1,720,245        2,729,558        4,348,313
   Administrative charges................              260           193,890          308,235          499,786
                                          ----------------  ---------------- ---------------- ----------------
     Total expenses......................            2,647         1,914,135        3,037,793        4,848,099
                                          ----------------  ---------------- ---------------- ----------------
   Net investment income (loss)..........            6,496         6,672,314      (1,164,218)      (1,478,162)
                                          ----------------  ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........               --         3,961,061          195,976       90,436,342
   Realized gains (losses) on sale of
     investments.........................               --         (115,518)          941,759       12,123,953
                                          ----------------  ---------------- ---------------- ----------------
       Net realized gains (losses).......               --         3,845,543        1,137,735      102,560,295
                                          ----------------  ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................               --         7,775,552       50,354,170     (48,785,560)
                                          ----------------  ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............               --        11,621,095       51,491,905       53,774,735
                                          ----------------  ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $          6,496  $     18,293,409 $     50,327,687 $     52,296,573
                                          ================  ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

  FIDELITY VIP    FIDELITY VIP      FIDELITY VIP     FIDELITY VIP     FIDELITY VIP
    OVERSEAS      EQUITY-INCOME      INDEX 500       MONEY MARKET       MID-CAP      DWS INTERNATIONAL
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
---------------- ---------------- ---------------- ---------------- ---------------- -----------------
$        377,102 $        265,110 $      4,687,606 $      1,869,925 $        133,839 $        905,219
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
         130,538          206,038        1,600,925          446,215          355,691          461,496
          15,739           22,724          182,725           50,604           65,123           52,010
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
         146,277          228,762        1,783,650          496,819          420,814          513,506
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
         230,825           36,348        2,903,956        1,373,106        (286,975)          391,713
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
         769,078        1,168,184               --               --        1,483,666               --

         466,428          715,277        4,803,371               --            5,583          732,180
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
       1,235,506        1,883,461        4,803,371               --        1,489,249          732,180
---------------- ---------------- ---------------- ---------------- ---------------- ----------------

         203,682      (1,744,928)      (2,246,692)               --        1,421,180        3,398,301
---------------- ---------------- ---------------- ---------------- ---------------- ----------------

       1,439,188          138,533        2,556,679               --        2,910,429        4,130,481
---------------- ---------------- ---------------- ---------------- ---------------- ----------------

$      1,670,013 $        174,881 $      5,460,635 $      1,373,106 $      2,623,454 $      4,522,194
================ ================ ================ ================ ================ ================

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007



                                           MSF FI MID-CAP      MSF FI           MSF FI         MSF RUSSELL
                                           OPPORTUNITIES      LARGE CAP      VALUE LEADERS     2000 INDEX
                                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                          ---------------- ---------------- ---------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $          7,588 $          5,479 $         26,171 $         81,426
                                          ---------------- ---------------- ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges....           72,314           59,647           56,813          106,419
   Administrative charges................            8,099            9,495            9,512           12,182
                                          ---------------- ---------------- ---------------- ----------------
     Total expenses......................           80,413           69,142           66,325          118,601
                                          ---------------- ---------------- ---------------- ----------------
   Net investment income (loss)..........         (72,825)         (63,663)         (40,154)         (37,175)
                                          ---------------- ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........               --          227,257          283,342          666,363
   Realized gains (losses) on sale of
     investments.........................          162,396          (2,724)          (7,927)          154,591
                                          ---------------- ---------------- ---------------- ----------------
       Net realized gains (losses).......          162,396          224,533          275,415          820,954
                                          ---------------- ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................          243,487        (129,030)        (250,698)      (1,007,958)
                                          ---------------- ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............          405,883           95,503           24,717        (187,004)
                                          ---------------- ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $        333,058 $         31,840 $       (15,437) $      (224,179)
                                          ================ ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

                                      MSF BLACKROCK
      MSF FI          MSF METLIFE    LEGACY LARGE-CAP  MSF BLACKROCK    MSF BLACKROCK    MSF BLACKROCK
INTERNATIONAL STOCK   STOCK INDEX         GROWTH      STRATEGIC VALUE    BOND INCOME    LARGE-CAP VALUE
    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
------------------- ---------------- ---------------- ---------------- ---------------- ----------------
 $         39,018   $      2,827,241 $          1,411 $         41,058 $        488,594 $         29,506
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------
           69,838          4,222,062            9,885          166,831          296,083           39,477
           12,079            692,819            1,095           19,032           43,799            4,415
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------
           81,917          4,914,881           10,980          185,863          339,882           43,892
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------
         (42,899)        (2,087,640)          (9,569)        (144,805)          148,712         (14,386)
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------

          230,257          6,558,222               --        1,576,916               --          112,207

           80,363         15,456,037           65,625         (67,855)            8,061          109,763
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------
          310,620         22,014,259           65,625        1,509,061            8,061          221,970
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------

           48,677        (9,054,135)           70,108      (2,028,210)          908,389        (177,922)
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------

          359,297         12,960,124          135,733        (519,149)          916,450           44,048
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------

 $        316,398   $     10,872,484 $        126,164 $      (663,954) $      1,065,162 $         29,662
 ================   ================ ================ ================ ================ ================

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007


                                          MSF LEHMAN BROTHERS  MSF HARRIS OAKMARK  MSF MORGAN STANLEY
                                          AGGREGATE BOND INDEX  LARGE-CAP VALUE        EAFE INDEX     MFS TOTAL RETURN
                                              SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                          -------------------- ------------------  ------------------ ----------------
INVESTMENT INCOME:
   Dividends.............................   $        236,784    $         53,784    $        331,528  $        774,829
                                            ----------------    ----------------    ----------------  ----------------
EXPENSES:
   Mortality and expense risk charges....             66,844              82,363             208,288           572,393
   Administrative charges................              7,486               9,406              23,538            92,435
                                            ----------------    ----------------    ----------------  ----------------
     Total expenses......................             74,330              91,769             231,826           664,828
                                            ----------------    ----------------    ----------------  ----------------
   Net investment income (loss)..........            162,454            (37,985)              99,702           110,001
                                            ----------------    ----------------    ----------------  ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........                 --             188,020             176,815         1,263,006
   Realized gains (losses) on sale of
     investments.........................            (6,457)             202,067           1,272,295           186,859
                                            ----------------    ----------------    ----------------  ----------------
       Net realized gains (losses).......            (6,457)             390,087           1,449,110         1,449,865
                                            ----------------    ----------------    ----------------  ----------------
   Change in unrealized gains (losses)
     on investments......................            152,003           (692,362)           (207,275)         (955,552)
                                            ----------------    ----------------    ----------------  ----------------
   Net realized and unrealized gains
     (losses) on investments.............            145,546           (302,275)           1,241,835           494,313
                                            ----------------    ----------------    ----------------  ----------------
   Net increase (decrease) in net assets
     resulting from operations...........   $        308,000    $      (340,260)    $      1,341,537  $        604,314
                                            ================    ================    ================  ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007, to December 31, 2007.
(d)For the period January 1, 2007, to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

  MSF METLIFE
    MID-CAP         MSF DAVIS     MSF HARRIS OAKMARK   MSF JENNISON    MSF BLACKROCK   MSF T. ROWE PRICE
  STOCK INDEX     VENTURE VALUE     FOCUSED VALUE         GROWTH       MONEY MARKET    SMALL-CAP GROWTH
  SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
---------------- ---------------- ------------------ ---------------- ---------------- -----------------
$        111,960 $      4,194,993  $      1,303,271  $        347,122 $     10,618,196 $             --
---------------- ----------------  ----------------  ---------------- ---------------- ----------------
         172,686        8,716,401         5,190,857         2,551,605        3,266,088           14,954
          19,640        1,559,787           907,402           454,597          566,775            1,717
---------------- ----------------  ----------------  ---------------- ---------------- ----------------
         192,326       10,276,188         6,098,259         3,006,202        3,832,863           16,671
---------------- ----------------  ----------------  ---------------- ---------------- ----------------
        (80,366)      (6,081,195)       (4,794,988)       (2,659,080)        6,785,333         (16,671)
---------------- ----------------  ----------------  ---------------- ---------------- ----------------
         599,919               --        47,975,297         6,620,700               --               --

         514,021       22,595,716        16,520,186         6,420,398               --           67,666
---------------- ----------------  ----------------  ---------------- ---------------- ----------------
       1,113,940       22,595,716        64,495,483        13,041,098               --           67,666
---------------- ----------------  ----------------  ---------------- ---------------- ----------------

       (259,259)          509,254      (89,503,608)         6,006,766               --           41,398
---------------- ----------------  ----------------  ---------------- ---------------- ----------------

         854,681       23,104,970      (25,008,125)        19,047,864               --          109,064
---------------- ----------------  ----------------  ---------------- ---------------- ----------------

$        774,315 $     17,023,775  $   (29,803,113)  $     16,388,784 $      6,785,333 $         92,393
================ ================  ================  ================ ================ ================

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007


                                          MSF WESTERN ASSET                    MSF METLIFE      MSF METLIFE
                                             MANAGEMENT     MSF OPPENHEIMER    AGGRESSIVE       CONSERVATIVE
                                           U.S. GOVERNMENT   GLOBAL EQUITY     ALLOCATION        ALLOCATION
                                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                          ----------------- ---------------- ---------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $        843,364  $         48,136 $            881 $             --
                                          ----------------  ---------------- ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges....          527,095            90,776           27,051           35,948
   Administrative charges................           92,052            16,910            4,675            5,917
                                          ----------------  ---------------- ---------------- ----------------
     Total expenses......................          619,147           107,686           31,726           41,865
                                          ----------------  ---------------- ---------------- ----------------
   Net investment income (loss)..........          224,217          (59,550)         (30,845)         (41,865)
                                          ----------------  ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........               --            79,812            2,533            1,503
   Realized gains (losses) on sale of
     investments.........................          361,346            73,346           38,757            8,361
                                          ----------------  ---------------- ---------------- ----------------
       Net realized gains (losses).......          361,346           153,158           41,290            9,864
                                          ----------------  ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................          305,583            39,076         (55,561)          117,468
                                          ----------------  ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............          666,929           192,234         (14,271)          127,332
                                          ----------------  ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $        891,146  $        132,684 $       (45,116) $         85,467
                                          ================  ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

    MSF METLIFE                              MSF METLIFE
  CONSERVATIVE TO       MSF METLIFE          MODERATE TO       VAN KAMPEN LIT   VAN KAMPEN LIT   VAN KAMPEN LIT
MODERATE ALLOCATION MODERATE ALLOCATION AGGRESSIVE ALLOCATION STRATEGIC GROWTH    ENTERPRISE    GROWTH AND INCOME
    SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
------------------- ------------------- --------------------- ---------------- ---------------- -----------------
 $             --    $          1,959     $         10,098    $            176 $            650 $        345,314
 ----------------    ----------------     ----------------    ---------------- ---------------- ----------------
           58,876             418,339              604,098              99,135            2,129          457,193
            9,869              71,460              102,111              17,371              233           84,890
 ----------------    ----------------     ----------------    ---------------- ---------------- ----------------
           68,745             489,799              706,209             116,506            2,362          542,083
 ----------------    ----------------     ----------------    ---------------- ---------------- ----------------
         (68,745)           (487,840)            (696,111)           (116,330)          (1,712)        (196,769)
 ----------------    ----------------     ----------------    ---------------- ---------------- ----------------
            6,386              35,269               40,391                  --               --          928,360

           39,292             197,232               65,717              30,962            6,611           96,470
 ----------------    ----------------     ----------------    ---------------- ---------------- ----------------
           45,678             232,501              106,108              30,962            6,611        1,024,830
 ----------------    ----------------     ----------------    ---------------- ---------------- ----------------
          130,975             582,917              572,440           1,037,575           11,304      (1,228,849)
 ----------------    ----------------     ----------------    ---------------- ---------------- ----------------

          176,653             815,418              678,548           1,068,537           17,915        (204,019)
 ----------------    ----------------     ----------------    ---------------- ---------------- ----------------

 $        107,908    $        327,578     $       (17,563)    $        952,207 $         16,203 $      (400,788)
 ================    ================     ================    ================ ================ ================

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                                                 FEDERATED
                                            VAN KAMPEN LIT     FEDERATED      FEDERATED HIGH   MID-CAP GROWTH
                                               COMSTOCK      EQUITY INCOME     INCOME BOND        STRATEGY
                                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                           ---------------- ---------------- ---------------- ----------------
INVESTMENT INCOME:
   Dividends.............................. $        680,531 $          2,644 $         10,439 $             --
                                           ---------------- ---------------- ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges.....          793,492              743            1,672            2,126
   Administrative charges.................          146,465               85              183              235
                                           ---------------- ---------------- ---------------- ----------------
     Total expenses.......................          939,957              828            1,855            2,361
                                           ---------------- ---------------- ---------------- ----------------
   Net investment income (loss)...........        (259,426)            1,816            8,584          (2,361)
                                           ---------------- ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions............          947,315               --               --               --
   Realized gains (losses) on sale of
     investments..........................           28,248           15,960            (533)            1,990
                                           ---------------- ---------------- ---------------- ----------------
       Net realized gains (losses)........          975,563           15,960            (533)            1,990
                                           ---------------- ---------------- ---------------- ----------------
   Change in unrealized gains (losses) on
     investments..........................      (4,879,310)         (14,812)          (5,482)           28,811
                                           ---------------- ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments..............      (3,903,747)            1,148          (6,015)           30,801
                                           ---------------- ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations............ $    (4,163,173) $          2,964 $          2,569 $         28,440
                                           ================ ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.


   NEUBERGER        ALGER AMERICAN     T. ROWE PRICE       T. ROWE PRICE    T. ROWE PRICE     JANUS ASPEN
    GENESIS      SMALL CAPITALIZATION     GROWTH           INTERNATIONAL    PRIME RESERVE   WORLDWIDE GROWTH
  SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
---------------- -------------------- ----------------    ---------------- ---------------- ----------------
$             19   $             --   $         63,359    $         22,311 $         83,470 $             76
----------------   ----------------   ----------------    ---------------- ---------------- ----------------
             109            954,596             79,763              10,378           13,262               76
              20            107,854             14,550               1,892            2,414               14
----------------   ----------------   ----------------    ---------------- ---------------- ----------------
             129          1,062,450             94,313              12,270           15,676               90
----------------   ----------------   ----------------    ---------------- ---------------- ----------------
           (110)        (1,062,450)           (30,954)              10,041           67,794             (14)
----------------   ----------------   ----------------    ---------------- ---------------- ----------------
           2,034                 --            304,726             141,062               --               --

             997            229,835            254,200              51,784               --              259
----------------   ----------------   ----------------    ---------------- ---------------- ----------------
           3,031            229,835            558,926             192,846               --              259
----------------   ----------------   ----------------    ---------------- ---------------- ----------------

           (201)         12,066,768            401,349            (42,947)               --              573
----------------   ----------------   ----------------    ---------------- ---------------- ----------------

           2,830         12,296,603            960,275             149,899               --              832
----------------   ----------------   ----------------    ---------------- ---------------- ----------------

$          2,720   $     11,234,153   $        929,321    $        159,940 $         67,794 $            818
================   ================   ================    ================ ================ ================

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007


                                           AMERICAN FUNDS
                                            GLOBAL SMALL    AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS
                                           CAPITALIZATION       GROWTH       GROWTH-INCOME    GLOBAL GROWTH
                                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                          ---------------- ---------------- ---------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $        816,282 $      1,716,891 $      2,233,446 $      2,141,475
                                          ---------------- ---------------- ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges....          327,046        2,408,688        1,610,886          932,977
   Administrative charges................           38,642          389,310          257,406          162,315
                                          ---------------- ---------------- ---------------- ----------------
     Total expenses......................          365,688        2,797,998        1,868,292        1,095,292
                                          ---------------- ---------------- ---------------- ----------------
   Net investment income (loss)..........          450,594      (1,081,107)          365,154        1,046,183
                                          ---------------- ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........        1,886,030       11,015,618        3,537,989        2,371,100
   Realized gains (losses) on sale of
     investments.........................        1,578,722        1,120,829          587,028           25,691
                                          ---------------- ---------------- ---------------- ----------------
       Net realized gains (losses).......        3,464,752       12,136,447        4,125,017        2,396,791
                                          ---------------- ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................         (92,073)        2,531,680      (3,416,856)        3,316,954
                                          ---------------- ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............        3,372,679       14,668,127          708,161        5,713,745
                                          ---------------- ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $      3,823,273 $     13,587,020 $      1,073,315 $      6,759,928
                                          ================ ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

                                    FTVIPT FRANKLIN    FTVIPT FRANKLIN   FTVIPT FRANKLIN   FTVIPT FRANKLIN
AMERICAN FUNDS   ALLIANCEBERNSTEIN     TEMPLETON           MUTUAL           TEMPLETON      TEMPLETON GROWTH
     BOND        LARGE CAP GROWTH  DEVELOPING MARKETS SHARES SECURITIES FOREIGN SECURITIES    SECURITIES
SUB-ACCOUNT (C)     SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
---------------- ----------------- ------------------ ----------------- ------------------ ----------------
$        236,888 $             --   $        366,787  $        718,598   $        701,899  $        367,919
---------------- ----------------   ----------------  ----------------   ----------------  ----------------
          15,234           12,355            268,347           715,639            602,810           386,729
           3,618            2,306             44,098           131,537             96,502            70,803
---------------- ----------------   ----------------  ----------------   ----------------  ----------------
          18,852           14,661            312,445           847,176            699,312           457,532
---------------- ----------------   ----------------  ----------------   ----------------  ----------------
         218,036         (14,661)             54,342         (128,578)              2,587          (89,613)
---------------- ----------------   ----------------  ----------------   ----------------  ----------------

              --               --          1,260,326         1,759,592          1,600,947         1,173,916

             799           38,484            385,656            52,446            344,374            46,012
---------------- ----------------   ----------------  ----------------   ----------------  ----------------
             799           38,484          1,645,982         1,812,038          1,945,321         1,219,928
---------------- ----------------   ----------------  ----------------   ----------------  ----------------

       (187,750)           80,891          2,389,109       (2,198,007)          2,747,346       (1,451,628)
---------------- ----------------   ----------------  ----------------   ----------------  ----------------

       (186,951)          119,375          4,035,091         (385,969)          4,692,667         (231,700)
---------------- ----------------   ----------------  ----------------   ----------------  ----------------

$         31,085 $        104,714   $      4,089,433  $      (514,547)   $      4,695,254  $      (321,313)
================ ================   ================  ================   ================  ================

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                                 FTVIPT FRANKLIN
                                                              FTVIPT FRANKLIN       TEMPLETON
                                            FTVIPT FRANKLIN  TEMPLETON GLOBAL    SMALL CAP VALUE   VAN KAMPEN UIF
                                           INCOME SECURITIES INCOME SECURITIES     SECURITIES     EQUITY AND INCOME
                                              SUB-ACCOUNT     SUB-ACCOUNT (C)    SUB-ACCOUNT (C)     SUB-ACCOUNT
                                           ----------------- -----------------   ---------------- -----------------
INVESTMENT INCOME:
   Dividends.............................. $      1,860,300  $            158    $             -- $      2,484,944
                                           ----------------  ----------------    ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges.....          800,533             9,566               5,885        1,642,622
   Administrative charges.................          147,818             2,263               1,371          303,888
                                           ----------------  ----------------    ---------------- ----------------
     Total expenses.......................          948,351            11,829               7,256        1,946,510
                                           ----------------  ----------------    ---------------- ----------------
   Net investment income (loss)...........          911,949          (11,671)             (7,256)          538,434
                                           ----------------  ----------------    ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions............          344,999                --                  --        2,792,337
   Realized gains (losses) on sale of
     investments..........................          155,497               248             (2,830)          104,098
                                           ----------------  ----------------    ---------------- ----------------
       Net realized gains (losses)........          500,496               248             (2,830)        2,896,435
                                           ----------------  ----------------    ---------------- ----------------
   Change in unrealized gains (losses) on
     investments..........................      (1,585,931)            76,020           (107,802)      (3,278,237)
                                           ----------------  ----------------    ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments..............      (1,085,435)            76,268           (110,632)        (381,802)
                                           ----------------  ----------------    ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations............ $      (173,486)  $         64,597    $      (117,888) $        156,632
                                           ================  ================    ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.



 VAN KAMPEN UIF    VAN KAMPEN UIF     PIONEER VCT         LMPVET          LMPVET              LMPV
U.S. REAL ESTATE U.S. MID CAP VALUE  MID-CAP VALUE   SMALL CAP GROWTH    INVESTORS     CAPITAL AND INCOME
  SUB-ACCOUNT     SUB-ACCOUNT (C)     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (A)
---------------- ------------------ ---------------- ---------------- ---------------- ------------------
$      1,084,944  $          2,205  $         94,184 $             -- $         61,447  $        289,738
----------------  ----------------  ---------------- ---------------- ----------------  ----------------
         666,241             7,018           238,530          102,771           63,120           187,809
         121,245             1,576            43,968           17,368           10,139            34,151
----------------  ----------------  ---------------- ---------------- ----------------  ----------------
         787,486             8,594           282,498          120,139           73,259           221,960
----------------  ----------------  ---------------- ---------------- ----------------  ----------------
         297,458           (6,389)         (188,314)        (120,139)         (11,812)            67,778
----------------  ----------------  ---------------- ---------------- ----------------  ----------------
       3,838,755             2,664         1,682,986          707,809          129,078         1,832,931

        (58,951)           (3,852)          (96,517)           10,220           87,538         1,748,416
----------------  ----------------  ---------------- ---------------- ----------------  ----------------
       3,779,804           (1,188)         1,586,469          718,029          216,616         3,581,347
----------------  ----------------  ---------------- ---------------- ----------------  ----------------

    (16,191,487)          (47,921)       (1,953,012)        (170,870)        (220,243)       (1,315,359)
----------------  ----------------  ---------------- ---------------- ----------------  ----------------

    (12,411,683)          (49,109)         (366,543)          547,159          (3,627)         2,265,988
----------------  ----------------  ---------------- ---------------- ----------------  ----------------

$   (12,114,225)  $       (55,498)  $      (554,857) $        427,020 $       (15,439)  $      2,333,766
================  ================  ================ ================ ================  ================

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007




                                               LMPVET           LMPVET              LMPVET           LMPVET
                                            EQUITY INDEX   FUNDAMENTAL VALUE     APPRECIATION   AGGRESSIVE GROWTH
                                            SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                          ---------------- -----------------   ---------------- -----------------
INVESTMENT INCOME:
   Dividends............................. $      1,225,791 $      1,043,749    $        867,304 $             --
                                          ---------------- ----------------    ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges....        1,571,976          930,498             878,083        1,496,131
   Administrative charges................           92,215          170,202             159,512          268,345
                                          ---------------- ----------------    ---------------- ----------------
     Total expenses......................        1,664,191        1,100,700           1,037,595        1,764,476
                                          ---------------- ----------------    ---------------- ----------------
   Net investment income (loss)..........        (438,400)         (56,951)           (170,291)      (1,764,476)
                                          ---------------- ----------------    ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........        3,050,411        4,022,538           6,645,299          732,935
   Realized gains (losses) on sale of
     investments.........................          355,707           19,299             118,766           45,169
                                          ---------------- ----------------    ---------------- ----------------
       Net realized gains (losses).......        3,406,118        4,041,837           6,764,065          778,104
                                          ---------------- ----------------    ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................      (2,264,449)      (5,252,831)         (2,893,138)        (263,742)
                                          ---------------- ----------------    ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............        1,141,669      (1,210,994)           3,870,927          514,362
                                          ---------------- ----------------    ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $        703,269 $    (1,267,945)    $      3,700,636 $    (1,250,114)
                                          ================ ================    ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

                                                                          LMPVET MULTIPLE
                                                                            DISCIPLINE
     LMPVET           LMPV                LMPVET            LMPVET       SUB-ACCOUNT-LARGE
LARGE CAP GROWTH LARGE CAP VALUE     SOCIAL AWARENESS CAPITAL AND INCOME    CAP GROWTH      LMPVET CAPITAL
  SUB-ACCOUNT    SUB-ACCOUNT (A)       SUB-ACCOUNT     SUB-ACCOUNT (^)     AND VALUE (D)     SUB-ACCOUNT
---------------- ----------------    ---------------- ------------------ ----------------- ----------------
$          4,229 $          6,328    $          7,533  $        809,283  $         13,415  $         36,948
---------------- ----------------    ----------------  ----------------  ----------------  ----------------
         128,661            6,342               5,703           550,433            25,315           112,378
          21,082            1,188               1,032           100,278             4,131            18,089
---------------- ----------------    ----------------  ----------------  ----------------  ----------------
         149,743            7,530               6,735           650,711            29,446           130,467
---------------- ----------------    ----------------  ----------------  ----------------  ----------------
       (145,514)          (1,202)                 798           158,572          (16,031)          (93,519)
---------------- ----------------    ----------------  ----------------  ----------------  ----------------

              --               --              87,361         9,564,244           110,813           474,841

         135,272          148,950              10,559          (12,949)          (16,252)            81,202
---------------- ----------------    ----------------  ----------------  ----------------  ----------------
         135,272          148,950              97,920         9,551,295            94,561           556,043
---------------- ----------------    ----------------  ----------------  ----------------  ----------------

         250,277         (68,118)            (63,896)       (9,641,183)          (64,765)         (598,669)
---------------- ----------------    ----------------  ----------------  ----------------  ----------------

         385,549           80,832              34,024          (89,888)            29,796          (42,626)
---------------- ----------------    ----------------  ----------------  ----------------  ----------------

$        240,035 $         79,630    $         34,822  $         68,684  $         13,765  $      (136,145)
================ ================    ================  ================  ================  ================

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONCLUDED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007


                                                            LMPV PREMIER
                                              LMPVET         SELECTIONS          LMPVET             LMPV
                                           GLOBAL EQUITY   ALL CAP GROWTH   DIVIDEND STRATEGY GROWTH AND INCOME
                                            SUB-ACCOUNT    SUB-ACCOUNT (A)     SUB-ACCOUNT     SUB-ACCOUNT (A)
                                          ---------------- ---------------- ----------------- -----------------
INVESTMENT INCOME:
   Dividends............................. $         43,379 $            286 $        168,832  $          5,001
                                          ---------------- ---------------- ----------------  ----------------
EXPENSES:
   Mortality & expense risk charges......          103,047            1,320           85,567            18,570
   Administrative charges................           18,166              253           14,631             3,446
                                          ---------------- ---------------- ----------------  ----------------
     Total expenses......................          121,213            1,573          100,198            22,016
                                          ---------------- ---------------- ----------------  ----------------
   Net investment income (loss)..........         (77,834)          (1,287)           68,634          (17,015)
                                          ---------------- ---------------- ----------------  ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........          371,323           32,000               --            63,569
   Realized gains (losses) on sale of
     investments.........................           98,856          (8,934)           31,060           404,806
                                          ---------------- ---------------- ----------------  ----------------
       Net realized gains (losses).......          470,179           23,066           31,060           468,375
                                          ---------------- ---------------- ----------------  ----------------
   Change in unrealized gains (losses)
     on investments......................        (171,007)          (1,057)           47,810         (231,080)
                                          ---------------- ---------------- ----------------  ----------------
   Net realized and unrealized gains
     (losses) on investments.............          299,172           22,009           78,870           237,295
                                          ---------------- ---------------- ----------------  ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $        221,338 $         20,722 $        147,504  $        220,280
                                          ================ ================ ================  ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

     LMPVET           LMPVET           LMPVET          LMPVIT
   LIFESTYLE        LIFESTYLE        LIFESTYLE       ADJUSTABLE      LMPVIT GLOBAL        LMPVIT
 ALLOCATION 50%   ALLOCATION 70%   ALLOCATION 85%    RATE INCOME    HIGH YIELD BOND    MONEY MARKET
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
$        339,979 $        100,596 $        265,757 $        153,358 $      3,002,167 $      1,578,220
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
          91,297           29,972           57,581           40,039          427,034          461,691
          16,771            5,495           12,155            7,463           76,154           82,690
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
         108,068           35,467           69,736           47,502          503,188          544,381
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
         231,911           65,129          196,021          105,856        2,498,979        1,033,839
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
          71,693           42,030           97,773               --          183,865               --

          61,630            7,122            6,580          (3,665)            8,344               --
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
         133,323           49,152          104,353          (3,665)          192,209               --
---------------- ---------------- ---------------- ---------------- ---------------- ----------------

       (374,438)        (194,902)        (650,821)        (117,934)      (3,622,401)               --
---------------- ---------------- ---------------- ---------------- ---------------- ----------------

       (241,115)        (145,750)        (546,468)        (121,599)      (3,430,192)               --
---------------- ---------------- ---------------- ---------------- ---------------- ----------------

$        (9,204) $       (80,621) $      (350,447) $       (15,743) $      (931,213) $      1,033,839
================ ================ ================ ================ ================ ================

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                        MIST LORD ABBETT            MIST LORD ABBETT            MIST VAN KAMPEN
                                        GROWTH AND INCOME            BOND DEBENTURE             MID-CAP GROWTH
                                           SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                   --------------------------- --------------------------- -------------------------
                                       2007          2006          2007          2006          2007         2006
                                       ----          ----          ----          ----          ----         ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $ (5,228,738) $     900,405 $  11,005,391 $  15,214,222 $  (213,159) $   (60,487)
 Net realized gains (losses)......    66,973,185    83,592,141     1,357,269     2,913,009      677,224       91,530
 Change in unrealized gains
   (losses) on investments........  (41,085,573)    42,908,024     1,748,154     3,338,422    1,346,860      185,358
                                   ------------- ------------- ------------- ------------- ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from operations................    20,658,874   127,400,570    14,110,814    21,465,653    1,810,925      216,401
                                   ------------- ------------- ------------- ------------- ------------ ------------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners...........    46,834,968    43,067,650    11,866,307    12,538,333   16,272,511    6,126,207
 Net transfers (including
   fixed account).................  (42,192,503)  (18,222,831)     (537,799)     (461,124)    1,160,441     (79,412)
 Contract charges.................   (2,005,324)   (1,901,988)   (1,008,101)   (1,024,216)     (24,193)      (1,119)
 Transfers for contract benefits
   and terminations...............  (99,400,248)  (75,937,047)  (41,996,259)  (29,019,560)  (1,974,131)    (131,097)
                                   ------------- ------------- ------------- ------------- ------------ ------------
 Net increase (decrease) in
   net assets resulting from
   contract transactions..........  (96,763,107)  (52,994,216)  (31,675,852)  (17,966,567)   15,434,628    5,914,579
                                   ------------- ------------- ------------- ------------- ------------ ------------
 Net increase (decrease)
   in net assets..................  (76,104,233)    74,406,354  (17,565,038)     3,499,086   17,245,553    6,130,980
NET ASSETS:
 Beginning of period..............   898,436,542   824,030,188   306,513,652   303,014,566    6,430,532      299,552
                                   ------------- ------------- ------------- ------------- ------------ ------------
 End of period.................... $ 822,332,309 $ 898,436,542 $ 288,948,614 $ 306,513,652 $ 23,676,085 $  6,430,532
                                   ============= ============= ============= ============= ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

    MIST LORD ABBETT              MIST LAZARD                MIST MET/AIM             MIST HARRIS OAKMARK
      MID-CAP VALUE                 MID-CAP                SMALL-CAP GROWTH              INTERNATIONAL
       SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
------------------------- --------------------------- --------------------------- ---------------------------
    2007         2006         2007          2006          2007          2006          2007          2006
    ----         ----         ----          ----          ----          ----          ----          ----
$  (170,332) $   (70,022) $ (1,802,344) $ (1,645,652) $ (3,078,140) $ (2,901,725) $ (3,677,588) $   2,822,960
   1,572,469      274,246    16,993,970    17,825,409    11,493,314    27,136,360    58,328,270    30,998,347

 (1,981,561)      496,316  (22,036,063)   (1,521,097)     7,260,878   (3,974,728)  (66,126,162)    49,677,257
------------ ------------ ------------- ------------- ------------- ------------- ------------- -------------


   (579,424)      700,540   (6,844,437)    14,658,660    15,676,052    20,259,907  (11,475,480)    83,498,564
------------ ------------ ------------- ------------- ------------- ------------- ------------- -------------

   7,930,644    7,315,844    17,011,941     9,493,835    16,457,316    14,579,046    40,484,716    51,029,021

     711,375    1,605,995     (712,183)  (10,866,080)   (4,862,063)   (8,466,806)  (13,002,405)     8,236,212
    (34,495)      (1,406)     (462,156)     (432,824)     (676,125)     (651,688)   (1,545,713)   (1,273,876)

 (1,681,654)    (236,251)  (14,103,323)  (10,309,132)  (24,185,235)  (17,555,216)  (42,657,980)  (24,853,273)
------------ ------------ ------------- ------------- ------------- ------------- ------------- -------------


   6,925,870    8,684,182     1,734,279  (12,114,201)  (13,266,107)  (12,094,664)  (16,721,382)    33,138,084
------------ ------------ ------------- ------------- ------------- ------------- ------------- -------------

   6,346,446    9,384,722   (5,110,158)     2,544,459     2,409,945     8,165,243  (28,196,862)   116,636,648
   9,728,623      343,901   126,365,450   123,820,991   178,634,572   170,469,329   412,470,437   295,833,789
------------ ------------ ------------- ------------- ------------- ------------- ------------- -------------
$ 16,075,069 $  9,728,623 $ 121,255,292 $ 126,365,450 $ 181,044,517 $ 178,634,572 $ 384,273,575 $ 412,470,437
============ ============ ============= ============= ============= ============= ============= =============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                        MIST THIRD AVENUE           MIST OPPENHEIMER        MIST LEGG MASON PARTNERS
                                         SMALL-CAP VALUE          CAPITAL APPRECIATION          AGGRESSIVE GROWTH
                                           SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                       2007          2006          2007          2006          2007          2006
                                       ----          ----          ----          ----          ----          ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $ (2,365,462) $ (4,177,394) $ (5,919,663) $ (5,510,459) $ (1,880,795) $ (2,025,840)
 Net realized gains (losses)......    46,171,378    36,727,364    29,552,170     6,772,097    12,298,558     9,458,759
 Change in unrealized gains
   (losses) on investments........  (58,768,816)     4,554,354    18,087,115    19,412,128   (9,545,677)  (11,573,972)
                                   ------------- ------------- ------------- ------------- ------------- -------------
 Net increase (decrease)
   in net assets resulting
   from operations................  (14,962,900)    37,104,324    41,719,622    20,673,766       872,086   (4,141,053)
                                   ------------- ------------- ------------- ------------- ------------- -------------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners...........    28,238,237    46,507,010    15,359,065    20,936,146     5,158,552     7,907,276
 Net transfers (including
   fixed account).................  (26,301,845)  (10,951,651)  (17,480,507)  (22,438,408)   (4,650,232)   (4,639,012)
 Contract charges.................   (1,239,790)   (1,229,362)   (1,196,654)   (1,190,587)     (412,688)     (442,240)
 Transfers for contract benefits
   and terminations...............  (38,149,421)  (27,367,308)  (41,412,366)  (30,435,521)  (13,668,575)   (9,607,627)
                                   ------------- ------------- ------------- ------------- ------------- -------------
 Net increase (decrease) in
   net assets resulting from
   contract transactions..........  (37,452,819)     6,958,689  (44,730,462)  (33,128,370)  (13,572,943)   (6,781,603)
                                   ------------- ------------- ------------- ------------- ------------- -------------
 Net increase (decrease)
   in net assets..................  (52,415,719)    44,063,013   (3,010,840)  (12,454,604)  (12,700,857)  (10,922,656)
NET ASSETS:
 Beginning of period..............   368,917,121   324,854,108   357,893,449   370,348,053   116,887,678   127,810,334
                                   ------------- ------------- ------------- ------------- ------------- -------------
 End of period.................... $ 316,501,402 $ 368,917,121 $ 354,882,609 $ 357,893,449 $ 104,186,821 $ 116,887,678
                                   ============= ============= ============= ============= ============= =============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

        MIST PIMCO                                            MIST PIMCO              MIST T. ROWE PRICE
       TOTAL RETURN            MIST RCM TECHNOLOGY     INFLATION PROTECTED BOND         MID-CAP GROWTH
        SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- ------------------------- --------------------------- ---------------------------
    2007          2006          2007         2006         2007          2006          2007             2006
    ----          ----          ----         ----         ----          ----          ----             ----
$   7,582,839 $   4,140,297 $  (924,396) $  (824,044) $   1,153,679 $   5,512,463 $ (3,913,251)    $ (3,638,388)
    1,865,721       927,244    5,238,101    1,316,641     (630,364)     5,638,794    29,910,027       15,799,051

   16,489,342     7,179,331    9,989,409    1,146,743    20,764,489  (14,594,674)     7,709,385      (2,691,809)
------------- ------------- ------------ ------------ ------------- ------------- -------------    -------------


   25,937,902    12,246,872   14,303,114    1,639,340    21,287,804   (3,443,417)    33,706,161        9,468,854
------------- ------------- ------------ ------------ ------------- ------------- -------------    -------------

   50,324,363    47,026,170    3,593,950    4,741,982    20,751,843    22,333,131    14,767,868       26,389,911

    8,186,069     2,054,806   16,177,923    (768,025)   (7,516,750)  (20,241,542)       348,445     (13,388,811)
  (1,270,612)   (1,184,844)    (200,345)    (175,376)     (825,450)     (881,213)     (856,284)        (784,935)

 (54,019,084)  (38,069,350)  (6,035,134)  (4,285,928)  (28,756,476)  (23,245,518)  (25,938,293)     (18,459,663)
------------- ------------- ------------ ------------ ------------- ------------- -------------    -------------


    3,220,736     9,826,782   13,536,394    (487,347)  (16,346,833)  (22,035,142)  (11,678,264)      (6,243,498)
------------- ------------- ------------ ------------ ------------- ------------- -------------    -------------

   29,158,638    22,073,654   27,839,508    1,151,993     4,940,971  (25,478,559)    22,027,897        3,225,356
  440,826,722   418,753,068   50,206,487   49,054,494   250,682,193   276,160,752   220,015,833      216,790,477
------------- ------------- ------------ ------------ ------------- ------------- -------------    -------------
$ 469,985,360 $ 440,826,722 $ 78,045,995 $ 50,206,487 $ 255,623,164 $ 250,682,193 $ 242,043,730    $ 220,015,833
============= ============= ============ ============ ============= ============= =============    =============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                            MIST MFS             MIST NEUBERGER BERMAN           MIST TURNER
                                     RESEARCH INTERNATIONAL           REAL ESTATE              MID-CAP GROWTH
                                           SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                   --------------------------- -------------------------- -------------------------
                                       2007          2006          2007          2006         2007         2006
                                       ----          ----          ----          ----         ----         ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $ (1,384,020) $    (24,710) $   (925,011) $  (695,598) $  (916,886) $  (786,006)
 Net realized gains (losses)......    53,418,957    22,849,846    26,163,946    7,602,988    5,271,106    1,757,112
 Change in unrealized gains
   (losses) on investments........  (18,855,679)    30,592,548  (48,097,283)   23,071,116    6,353,919      385,274
                                   ------------- ------------- ------------- ------------ ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from operations................    33,179,258    53,417,684  (22,858,348)   29,978,506   10,708,139    1,356,380
                                   ------------- ------------- ------------- ------------ ------------ ------------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners...........    50,987,545    42,268,038    21,175,505   20,801,468    4,172,741    9,137,550
 Net transfers (including
   fixed account).................     8,788,864    10,197,716  (21,480,375)   20,335,194   10,905,125    3,688,977
 Contract charges.................   (1,009,685)     (800,756)     (441,641)    (341,542)    (207,551)    (165,139)
 Transfers for contract benefits
   and terminations...............  (34,281,775)  (22,167,484)  (12,322,862)  (6,411,309)  (6,050,984)  (3,559,246)
                                   ------------- ------------- ------------- ------------ ------------ ------------
 Net increase (decrease) in
   net assets resulting from
   contract transactions..........    24,484,949    29,497,514  (13,069,373)   34,383,811    8,819,331    9,102,142
                                   ------------- ------------- ------------- ------------ ------------ ------------
 Net increase (decrease)
   in net assets..................    57,664,207    82,915,198  (35,927,721)   64,362,317   19,527,470   10,458,522
NET ASSETS:
 Beginning of period..............   287,904,765   204,989,567   136,595,815   72,233,498   49,712,120   39,253,598
                                   ------------- ------------- ------------- ------------ ------------ ------------
 End of period.................... $ 345,568,972 $ 287,904,765 $ 100,668,094 $136,595,815 $ 69,239,590 $ 49,712,120
                                   ============= ============= ============= ============ ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

    MIST GOLDMAN SACHS            MIST METLIFE                 MIST METLIFE                  MIST METLIFE
      MID-CAP VALUE            DEFENSIVE STRATEGY            MODERATE STRATEGY             BALANCED STRATEGY
       SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT                   SUB-ACCOUNT
-------------------------- --------------------------- ----------------------------- -----------------------------
    2007          2006         2007          2006           2007           2006           2007           2006
    ----          ----         ----          ----           ----           ----           ----           ----
$ (1,760,295) $(1,930,767) $   1,078,222 $ (5,545,682) $    3,519,276 $ (17,357,809) $  (1,240,824) $ (53,816,040)
   20,057,549    3,265,059    25,559,373     7,627,422     43,528,582     11,879,693    146,572,128     24,321,752

 (17,017,038)   13,997,891   (5,702,644)    22,998,623      9,710,951     93,530,272   (28,996,861)    357,213,321
------------- ------------ ------------- ------------- -------------- -------------- -------------- --------------


    1,280,216   15,332,183    20,934,951    25,080,363     56,758,809     88,052,156    116,334,443    327,719,033
------------- ------------ ------------- ------------- -------------- -------------- -------------- --------------

   16,314,472   23,305,265   116,678,354    66,952,838    355,826,125    256,447,936  1,172,544,439    885,874,982

    2,122,054    8,856,359   135,710,237    70,656,423     91,228,471     92,363,825    258,572,420    236,677,713
    (515,879)    (390,195)   (2,050,972)   (1,230,332)    (5,309,332)    (3,706,043)   (17,811,972)   (11,611,163)

 (14,733,985)  (7,593,762)  (69,979,695)  (32,632,044)  (124,395,950)   (71,549,147)  (374,125,107)  (194,621,957)
------------- ------------ ------------- ------------- -------------- -------------- -------------- --------------


    3,186,662   24,177,667   180,357,924   103,746,885    317,349,314    273,556,571  1,039,179,780    916,319,575
------------- ------------ ------------- ------------- -------------- -------------- -------------- --------------

    4,466,878   39,509,850   201,292,875   128,827,248    374,108,123    361,608,727  1,155,514,223  1,244,038,608
  135,606,841   96,096,991   399,117,450   270,290,202  1,227,960,101    866,351,374  3,917,704,428  2,673,665,820
------------- ------------ ------------- ------------- -------------- -------------- -------------- --------------
$ 140,073,719 $135,606,841 $ 600,410,325 $ 399,117,450 $1,602,068,224 $1,227,960,101 $5,073,218,651 $3,917,704,428
============= ============ ============= ============= ============== ============== ============== ==============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                    MIST METLIFE                 MIST METLIFE               MIST VAN KAMPEN
                                   GROWTH STRATEGY            AGGRESSIVE STRATEGY              COMSTOCK
                                     SUB-ACCOUNT                  SUB-ACCOUNT                 SUB-ACCOUNT
                            ----------------------------- --------------------------- ---------------------------
                                 2007           2006          2007          2006          2007          2006
                                 ----           ----          ----          ----          ----          ----
INCREASE (DECREASE) IN NET
  ASSETS:
FROM OPERATIONS:
 Net investment income
   (loss).................. $ (29,926,788) $ (52,146,385) $ (2,488,811) $ (9,548,328) $   (204,833) $   (533,507)
 Net realized gains
   (losses)................    168,111,583     18,043,367    56,147,163    10,891,568     2,603,944       486,896
 Change in unrealized gains
   (losses) on
   investments.............   (39,049,469)    404,325,541  (45,549,415)    62,614,142   (5,459,293)     4,864,537
                            -------------- -------------- ------------- ------------- ------------- -------------
 Net increase (decrease)
   in net assets resulting
   from operations.........     99,135,326    370,222,523     8,108,937    63,957,382   (3,060,182)     4,817,926
                            -------------- -------------- ------------- ------------- ------------- -------------
CONTRACT TRANSACTIONS:
 Purchase payments
   received from contract
   owners..................  2,245,127,704  1,349,680,841    56,256,592   115,468,732    16,420,919    15,630,228
 Net transfers (including
   fixed account)..........    179,235,678    261,117,729  (34,875,419)     9,336,275     2,301,133    14,807,706
 Contract charges..........   (20,295,766)   (10,688,916)   (2,548,131)   (2,121,578)     (197,140)      (88,238)
 Transfers for contract
   benefits and
   terminations............  (335,301,976)  (151,068,704)  (56,394,234)  (41,223,880)   (4,820,685)   (1,604,023)
                            -------------- -------------- ------------- ------------- ------------- -------------
 Net increase (decrease)
   in net assets resulting
   from contract
   transactions............  2,068,765,640  1,449,040,950  (37,561,192)    81,459,549    13,704,227    28,745,673
                            -------------- -------------- ------------- ------------- ------------- -------------
 Net increase (decrease)
   in net assets...........  2,167,900,966  1,819,263,473  (29,452,255)   145,416,931    10,644,045    33,563,599
NET ASSETS:
 Beginning of period.......  4,136,759,495  2,317,496,022   636,476,170   491,059,239    50,349,650    16,786,051
                            -------------- -------------- ------------- ------------- ------------- -------------
 End of period............. $6,304,660,461 $4,136,759,495 $ 607,023,915 $ 636,476,170 $  60,993,695 $  50,349,650
                            ============== ============== ============= ============= ============= =============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

      MIST LEGG MASON             MIST MET/PUTNAM                MIST MFS               MIST LOOMIS SAYLES
       VALUE EQUITY            CAPITAL OPPORTUNITIES      EMERGING MARKETS EQUITY         GLOBAL MARKETS
        SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- --------------------------- --------------------------- ---------------------------
    2007          2006        2007 (A)        2006          2007        2006 (B)        2007        2006 (B)
    ----          ----        --------        ----          ----        --------        ----        --------


$   (825,219) $   (398,348) $     (1,928) $     (2,539) $   (439,794) $      32,054 $   (322,177) $      24,263

      349,121       630,970        57,652        10,175     1,483,800      (58,383)       699,708      (23,482)


  (4,218,334)     2,399,674       (9,944)         9,944     6,322,422       976,734     4,061,051       543,839
------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------


  (4,694,432)     2,632,296        45,780        17,580     7,366,428       950,405     4,438,582       544,620
------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------


   24,730,317    27,151,107       295,424       337,154    10,010,256     1,859,077     5,973,340     2,094,978

    3,022,118     9,742,756     (704,250)        11,264    37,585,850     6,810,729    40,306,250     5,209,906
    (138,508)      (20,637)          (56)            --      (83,937)       (7,987)      (68,552)       (6,804)


  (5,184,945)     (752,979)       (2,383)         (513)   (2,228,009)     (187,565)   (2,962,307)      (55,791)
------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------



   22,428,982    36,120,247     (411,265)       347,905    45,284,160     8,474,254    43,248,731     7,242,289
------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------

   17,734,550    38,752,543     (365,485)       365,485    52,650,588     9,424,659    47,687,313     7,786,909
   40,088,253     1,335,710       365,485            --     9,424,659            --     7,786,909            --
------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
$  57,822,803 $  40,088,253 $          -- $     365,485 $  62,075,247 $   9,424,659 $  55,474,222 $   7,786,909
============= ============= ============= ============= ============= ============= ============= =============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                         MIST MET/AIM
                                     CAPITAL APPRECIATION        MIST JANUS FORTY           MIST MFS VALUE
                                          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------- ------------------------- -------------------------
                                       2007       2006 (B)       2007       2006 (B)       2007       2006 (B)
                                       ----       --------       ----       --------       ----       --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $   (24,229) $    (8,787) $   (58,234) $   (12,260) $  (224,335) $     31,890
 Net realized gains (losses)......     (11,771)      129,886      290,551      (1,758)      232,584      252,135
 Change in unrealized gains
   (losses) on investments........      153,974     (89,243)      745,181       87,278      416,511      158,096
                                   ------------ ------------ ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from operations................      117,974       31,856      977,498       73,260      424,760      442,121
                                   ------------ ------------ ------------ ------------ ------------ ------------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners...........    1,114,663      697,824    5,345,268      777,008   12,506,089    4,196,317
 Net transfers (including
   fixed account).................       90,690      433,224    1,181,536      562,649      976,448    1,494,047
 Contract charges.................      (1,628)           --      (4,708)        (143)     (13,216)        (504)
 Transfers for contract benefits
   and terminations...............    (121,519)     (29,057)    (194,912)      (2,365)    (656,730)     (40,727)
                                   ------------ ------------ ------------ ------------ ------------ ------------
 Net increase (decrease) in
   net assets resulting from
   contract transactions..........    1,082,206    1,101,991    6,327,184    1,337,149   12,812,591    5,649,133
                                   ------------ ------------ ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets..................    1,200,180    1,133,847    7,304,682    1,410,409   13,237,351    6,091,254
NET ASSETS:
 Beginning of period..............    1,133,847           --    1,410,409           --    6,091,254           --
                                   ------------ ------------ ------------ ------------ ------------ ------------
 End of period.................... $  2,334,027 $  1,133,847 $  8,715,091 $  1,410,409 $ 19,328,605 $  6,091,254
                                   ============ ============ ============ ============ ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

       MIST DREMAN                                        MIST PIONEER                MIST PIONEER
     SMALL CAP VALUE          MIST PIONEER FUND           MID-CAP VALUE             STRATEGIC INCOME
       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
------------------------- ------------------------- -------------------------   -------------------------
    2007       2006 (B)       2007       2006 (B)     2007 (A)       2006 (B)       2007       2006 (B)
    ----       --------       ----       --------     --------       --------       ----       --------
$  (152,699) $   (16,898) $   (61,130) $   (23,731) $    (6,271)   $   (24,842) $  (701,142) $  1,494,514
     111,787       14,858       41,030        1,627      730,753         35,009        6,106        4,153

   (482,953)      398,756       90,072      244,133    (223,664)        223,664    4,115,896    (633,361)
------------ ------------ ------------ ------------ ------------   ------------ ------------ ------------

   (523,865)      396,716       69,972      222,029      500,818        233,831    3,420,860      865,306
------------ ------------ ------------ ------------ ------------   ------------ ------------ ------------

   7,266,348    3,031,404    4,912,407    3,052,915    1,330,610      2,305,348   54,487,997   32,862,325

     461,445    1,888,210      513,788      731,725  (5,693,604)      1,568,200    6,487,557    4,493,036
    (16,511)        (414)      (5,706)        (235)      (4,396)          (511)     (11,004)         (45)

   (963,992)     (28,287)    (649,899)    (167,237)     (38,019)      (202,277)  (3,650,191)    (781,428)
------------ ------------ ------------ ------------ ------------   ------------ ------------ ------------

   6,747,290    4,890,913    4,770,590    3,617,168  (4,405,409)      3,670,760   57,314,359   36,573,888
------------ ------------ ------------ ------------ ------------   ------------ ------------ ------------

   6,223,425    5,287,629    4,840,562    3,839,197  (3,904,591)      3,904,591   60,735,219   37,439,194
   5,287,629           --    3,839,197           --    3,904,591             --   37,439,194           --
------------ ------------ ------------ ------------ ------------   ------------ ------------ ------------
$ 11,511,054 $  5,287,629 $  8,679,759 $  3,839,197 $         --   $  3,904,591 $ 98,174,413 $ 37,439,194
============ ============ ============ ============ ============   ============ ============ ============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                        MIST BLACKROCK            MIST BLACKROCK       MIST RAINIER LARGE
                                        LARGE-CAP CORE              HIGH YIELD             CAP EQUITY
                                          SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
                                   ------------------------- ------------------------- ------------------
                                       2007       2006 (B)       2007       2006 (B)        2007 (C)
                                       ----       --------       ----       --------        --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $   (42,023) $   (14,614) $    334,483 $   (26,007)    $    (2,935)
 Net realized gains (losses)......      265,390          780      (5,218)        2,005           1,427
 Change in unrealized gains
   (losses) on investments........     (95,545)      127,174    (351,001)      162,300          80,318
                                   ------------ ------------ ------------ ------------    ------------
 Net increase (decrease)
   in net assets resulting
   from operations................      127,822      113,340     (21,736)      138,298          78,810
                                   ------------ ------------ ------------ ------------    ------------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners...........    2,331,465    1,247,987    5,403,583    2,305,612         520,514
 Net transfers (including
   fixed account).................      252,641      592,108    (269,073)      862,288       5,813,549
 Contract charges.................      (7,280)         (66)      (9,703)        (182)         (1,771)
 Transfers for contract benefits
   and terminations...............    (185,175)      (5,626)    (897,289)     (59,618)        (21,010)
                                   ------------ ------------ ------------ ------------    ------------
 Net increase (decrease) in
   net assets resulting from
   contract transactions..........    2,391,651    1,834,403    4,227,518    3,108,100       6,311,282
                                   ------------ ------------ ------------ ------------    ------------
 Net increase (decrease)
   in net assets..................    2,519,473    1,947,743    4,205,782    3,246,398       6,390,092
NET ASSETS:
 Beginning of period..............    1,947,743           --    3,246,398           --              --
                                   ------------ ------------ ------------ ------------    ------------
 End of period.................... $  4,467,216 $  1,947,743 $  7,452,180 $  3,246,398    $  6,390,092
                                   ============ ============ ============ ============    ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.


  AIM V.I. CORE EQUITY    AIM V.I. CAPITAL APPRECIATION AIM V.I. INTERNATIONAL GROWTH  AIM V.I. BASIC BALANCED
       SUB-ACCOUNT               SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
------------------------- ----------------------------- ----------------------------- -------------------------
    2007         2006         2007           2006           2007           2006           2007         2006
    ----         ----          ----           ----           ----           ----          ----         ----
$    (4,390) $    (4,933) $    (8,159)   $    (9,066)   $    (7,096)   $    (3,869)   $     11,306 $      4,326
      52,971        7,179       18,910        (6,233)        166,260         47,565         22,846        2,685

      22,869       91,646       46,579         45,746       (94,729)        162,553       (21,687)       79,162
------------ ------------  ------------   ------------   ------------   ------------  ------------ ------------


      71,450       93,892       57,330         30,447         64,435        206,249         12,465       86,173
------------ ------------  ------------   ------------   ------------   ------------  ------------ ------------

          --           --           --            220     11,183,339            724             --           --

    (31,665)    1,213,426     (45,892)       (12,684)        263,678            883       (89,126)     (24,561)
          --           --           --             --             --             --             --           --

   (357,025)    (130,960)    (210,349)       (94,076)      (457,237)      (147,488)      (226,938)    (109,335)
------------ ------------  ------------   ------------   ------------   ------------  ------------ ------------


   (388,690)    1,082,466    (256,241)      (106,540)     10,989,780      (145,881)      (316,064)    (133,896)
------------ ------------  ------------   ------------   ------------   ------------  ------------ ------------

   (317,240)    1,176,358    (198,911)       (76,093)     11,054,215         60,368      (303,599)     (47,723)
   1,176,358           --      632,398        708,491        899,842        839,474        977,412    1,025,135
------------ ------------  ------------   ------------   ------------   ------------  ------------ ------------
$    859,118 $  1,176,358 $    433,487   $    632,398   $ 11,954,057   $    899,842   $    673,813 $    977,412
============ ============  ============   ============   ============   ============  ============ ============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                    AIM V.I.
                                     GLOBAL
                                   REAL ESTATE        MFS RESEARCH           MFS INVESTORS TRUST
                                   SUB-ACCOUNT         SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------ ------------------------- -------------------------
                                    2007 (D)        2007         2006         2007         2006
                                    --------        ----         ----         ----         ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $     80,202 $    (1,771) $    (2,619) $      (968) $    (1,482)
 Net realized gains (losses)......      205,271       13,554        1,650       16,385        1,646
 Change in unrealized gains
   (losses) on investments........    (363,478)       13,793       25,898      (1,764)       17,615
                                   ------------ ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from operations................     (78,005)       25,576       24,929       13,653       17,779
                                   ------------ ------------ ------------ ------------ ------------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners...........    1,584,128           --           --           --           --
 Net transfers (including
   fixed account).................        6,314     (37,362)     (33,509)     (18,567)           --
 Contract charges.................           --           --     (51,508)           --           --
 Transfers for contract benefits
   and terminations...............      (1,753)     (65,602)           --     (33,795)     (11,633)
                                   ------------ ------------ ------------ ------------ ------------
 Net increase (decrease) in
   net Assets resulting from
   contract transactions..........    1,588,689    (102,964)     (85,017)     (52,362)     (11,633)
                                   ------------ ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets..................    1,510,684     (77,388)     (60,088)     (38,709)        6,146
NET ASSETS:
 Beginning of period..............           --      276,705      336,793      170,831      164,685
                                   ------------ ------------ ------------ ------------ ------------
 End of period.................... $  1,510,684 $    199,317 $    276,705 $    132,122 $    170,831
                                   ============ ============ ============ ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.


                              OPPENHEIMER MAIN
    MFS NEW DISCOVERY          STREET FUND/VA           OPPENHEIMER BOND      OPPENHEIMER STRATEGIC BOND SUB-
       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT                 ACCOUNT
------------------------- ------------------------- ------------------------- -------------------------------
    2007         2006         2007         2006         2007         2006         2007            2006
    ----         ----         ----         ----         ----         ----          ----            ----
$    (2,260) $    (2,939) $      (836) $      (808) $     12,268 $     14,378 $      1,046    $      1,384
      28,928        6,942       15,776        1,182        (766)        (622)        1,332              66

    (23,022)       19,144      (4,165)       38,049      (3,427)      (1,473)        1,375           1,453
------------ ------------ ------------ ------------ ------------ ------------  ------------    ------------


       3,646       23,147       10,775       38,423        8,075       12,283        3,753           2,903
------------ ------------ ------------ ------------ ------------ ------------  ------------    ------------

          --           --           --           --           --           --           --              --

    (18,325)         (25)           --           --           --           --           --              --
          --           --           --           --           --           --           --              --

    (92,147)     (25,624)     (77,938)     (12,028)     (67,923)     (60,365)      (8,457)               1
------------ ------------ ------------ ------------ ------------ ------------  ------------    ------------


   (110,472)     (25,649)     (77,938)     (12,028)     (67,923)     (60,365)      (8,457)               1
------------ ------------ ------------ ------------ ------------ ------------  ------------    ------------

   (106,826)      (2,502)     (67,163)       26,395     (59,848)     (48,082)      (4,704)           2,904
     206,180      208,682      321,623      295,228      324,377      372,459       51,318          48,414
------------ ------------ ------------ ------------ ------------ ------------  ------------    ------------
$     99,354 $    206,180 $    254,460 $    321,623 $    264,529 $    324,377 $     46,614    $     51,318
============ ============ ============ ============ ============ ============  ============    ============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                       OPPENHEIMER MAIN
                                       STREET SMALL CAP          OPPENHEIMER MONEY     FIDELITY VIP ASSET MANAGER
                                          SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                   ------------------------- ------------------------- ---------------------------
                                       2007         2006         2007         2006         2007          2006
                                       ----         ----         ----         ----         ----          ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)...... $   (27,014) $    (2,489) $      6,496 $      6,073 $   6,672,314 $   2,034,828
 Net realized gains (losses)......       23,038       23,771           --           --     3,845,543   (1,181,456)
 Change in unrealized gains
   (losses) on investments........    (357,522)        3,332           --           --     7,775,552     7,246,543
                                   ------------ ------------ ------------ ------------ ------------- -------------
 Net increase (decrease)
   in net assets resulting
   from operations................    (361,498)       24,614        6,496        6,073    18,293,409     8,099,915
                                   ------------ ------------ ------------ ------------ ------------- -------------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners...........    8,250,497           --           --           --     5,515,702            --
 Net transfers (including
   fixed account).................      277,612           --     (22,681)      (4,329)   (5,230,911)       440,619
 Contract charges.................           --           --           --           --      (12,697)            --
 Transfers for contract benefits
   and terminations...............     (39,830)     (27,289)      (3,240)      (9,345)  (16,139,564)  (17,861,267)
                                   ------------ ------------ ------------ ------------ ------------- -------------
 Net increase (decrease) in
   net assets resulting from
   contract transactions..........    8,488,279     (27,289)     (25,921)     (13,674)  (15,867,470)  (17,420,648)
                                   ------------ ------------ ------------ ------------ ------------- -------------
 Net increase (decrease)
   in net assets..................    8,126,781      (2,675)     (19,425)      (7,601)     2,425,939   (9,320,733)
NET ASSETS:
 Beginning of period..............      187,405      190,080      187,777      195,378   140,644,002   149,964,735
                                   ------------ ------------ ------------ ------------ ------------- -------------
 End of period.................... $  8,314,186 $    187,405 $    168,352 $    187,777 $ 143,069,941 $ 140,644,002
                                   ============ ============ ============ ============ ============= =============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.


    FIDELITY VIP GROWTH       FIDELITY VIP CONTRAFUND     FIDELITY VIP OVERSEAS   FIDELITY VIP EQUITY-INCOME
        SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------- --------------------------- ------------------------- -------------------------
    2007          2006          2007          2006          2007         2006         2007          2006
    ----          ----          ----          ----          ----         ----         ----          ----
$ (1,164,218) $ (2,084,858) $ (1,478,162) $   (202,376) $    230,825 $   (40,101) $     36,348  $    363,303
    1,137,735   (3,545,302)   102,560,295    34,968,032    1,235,506      409,953    1,883,461     2,980,288

   50,354,170    17,161,078  (48,785,560)   (3,008,548)      203,682    1,335,588  (1,744,928)      (86,741)
------------- ------------- ------------- ------------- ------------ ------------ ------------  ------------

   50,327,687    11,530,918    52,296,573    31,757,108    1,670,013    1,705,440      174,881     3,256,850
------------- ------------- ------------- ------------- ------------ ------------ ------------  ------------

    9,741,030       145,629    26,914,007     3,586,557      204,541       46,730       42,317        49,041

 (11,295,438)     1,142,151   (4,821,333)    10,570,868    (242,634)       18,062    (248,525)     (337,108)
     (24,060)            --      (53,138)         (445)         (67)           --           --            --

 (24,377,267)  (28,983,611)  (35,357,279)  (23,563,894)  (1,563,464)  (1,818,178)  (4,084,425)   (5,753,608)
------------- ------------- ------------- ------------- ------------ ------------ ------------  ------------

 (25,955,735)  (27,695,831)  (13,317,743)   (9,406,914)  (1,601,624)  (1,753,386)  (4,290,633)   (6,041,675)
------------- ------------- ------------- ------------- ------------ ------------ ------------  ------------

   24,371,952  (16,164,913)    38,978,830    22,350,194       68,389     (47,946)  (4,115,752)   (2,784,825)
  214,865,663   231,030,576   338,418,167   316,067,973   11,259,345   11,307,291   17,809,782    20,594,607
------------- ------------- ------------- ------------- ------------ ------------ ------------  ------------
$ 239,237,615 $ 214,865,663 $ 377,396,997 $ 338,418,167 $ 11,327,734 $ 11,259,345 $ 13,694,030  $ 17,809,782
============= ============= ============= ============= ============ ============ ============  ============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                     FIDELITY VIP INDEX 500    FIDELITY VIP MONEY MARKET   FIDELITY VIP MID-CAP
                                           SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                   --------------------------- ------------------------- -------------------------
                                       2007          2006          2007         2006         2007         2006
                                       ----          ----          ----         ----         ----         ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $   2,903,956 $     584,827 $  1,373,106 $  1,152,277 $  (286,975) $   (86,138)
 Net realized gains (losses)......     4,803,371     3,236,705           --           --    1,489,249        1,917
 Change in unrealized gains
   (losses) on investments........   (2,246,692)    14,008,767           --           --    1,421,180      651,462
                                   ------------- ------------- ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from operations................     5,460,635    17,830,299    1,373,106    1,175,778    2,623,454      567,241
                                   ------------- ------------- ------------ ------------ ------------ ------------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners...........         2,570            --    5,298,830       54,130   21,898,285   13,266,777
 Net transfers (including
   fixed account).................   (6,452,896)     (421,580)      416,063    5,613,103    3,229,460      504,093
 Contract charges.................      (25,541)            --      (3,482)           --      (5,301)           --
 Transfers for contract benefits
   and terminations...............  (11,968,753)  (21,236,475)  (4,509,159)  (2,708,725)  (1,395,375)    (192,318)
                                   ------------- ------------- ------------ ------------ ------------ ------------
 Net increase (decrease) in
   net assets resulting from
   contract transactions..........  (18,444,620)  (21,658,055)    1,202,252    2,958,508   23,727,069   13,578,552
                                   ------------- ------------- ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets..................  (12,983,985)   (3,827,756)    2,575,358    4,110,785   26,350,523   14,145,793
NET ASSETS:
 Beginning of period..............   135,796,690   139,624,446   35,607,299   31,496,514   14,145,793           --
                                   ------------- ------------- ------------ ------------ ------------ ------------
 End of period.................... $ 122,812,705 $ 135,796,690 $ 38,182,657 $ 35,607,299 $ 40,496,316 $ 14,145,793
                                   ============= ============= ============ ============ ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the Period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

    DWS INTERNATIONAL     MSF FI MID-CAP OPPORTUNITIES      MSF FI LARGE CAP        MSF FI VALUE LEADERS
       SUB-ACCOUNT               SUB-ACCOUNT                  SUB-ACCOUNT                SUB-ACCOUNT
------------------------- ---------------------------- -------------------------- -------------------------
    2007         2006         2007          2006           2007       2006 (B)        2007       2006 (B)
    ----         ----         ----           ----          ----       --------        ----       --------
$    391,713 $    155,765 $   (72,825)  $    (63,289)  $   (63,663) $    (17,266) $   (40,154) $   (24,722)
     732,180      148,747      162,396         93,317       224,533         1,885      275,415      (7,023)

   3,398,301    6,490,367      243,487        423,008     (129,030)       132,500    (250,698)      143,802
------------ ------------ ------------  -------------  ------------ ------------- ------------ ------------

   4,522,194    6,794,879      333,058        453,036        31,840       117,119     (15,437)      112,057
------------ ------------ ------------  -------------  ------------ ------------- ------------ ------------

   2,213,191           --      565,032          4,807     2,347,773     1,694,989    2,375,376    1,290,715

     394,829    2,365,834      904,548      1,225,846       692,021       490,335     (83,879)    1,434,064
     (2,802)           --        (199)             --       (7,541)         (486)      (6,613)        (598)

 (3,174,740)  (1,641,028)    (543,928)      (527,332)     (582,773)      (15,912)    (388,773)    (174,151)
------------ ------------ ------------  -------------  ------------ ------------- ------------ ------------

   (569,522)      724,806      925,453        703,321     2,449,480     2,168,926    1,896,111    2,550,030
------------ ------------ ------------  -------------  ------------ ------------- ------------ ------------

   3,952,672    7,519,685    1,258,511      1,156,357     2,481,320     2,286,045    1,880,674    2,662,087
  35,260,353   27,740,668    5,260,407      4,104,050     2,286,045            --    2,662,087           --
------------ ------------ ------------  -------------  ------------ ------------- ------------ ------------
$ 39,213,025 $ 35,260,353 $  6,518,918  $   5,260,407  $  4,767,365 $   2,286,045 $  4,542,761 $  2,662,087
============ ============ ============  =============  ============ ============= ============ ============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006



                                    MSF RUSSELL 2000 INDEX   MSF FI INTERNATIONAL STOCK SUB-   MSF METLIFE STOCK INDEX
                                          SUB-ACCOUNT                 ACCOUNT                        SUB-ACCOUNT
                                   ------------------------- ------------------------------- ---------------------------
                                       2007         2006         2007            2006            2007          2006
                                       ----         ----          ----            ----           ----          ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $   (37,175) $   (30,808) $   (42,899)    $   (13,218)    $ (2,087,640) $     776,642
 Net realized gains (losses)......      820,954      696,022      310,620          71,961       22,014,259    22,530,720
 Change in unrealized appreciation
   (depreciation) on investments..  (1,007,958)      418,666       48,677         202,153      (9,054,135)    14,814,465
                                   ------------ ------------  ------------    ------------   ------------- -------------
 Net increase (decrease)
   in net assets resulting
   from operations................    (224,179)    1,083,880      316,398         260,896       10,872,484    38,121,827
                                   ------------ ------------  ------------    ------------   ------------- -------------
CONTRACT TRANSACTIONS:
 Payments received from
   contract owners................      986,954        7,989    2,825,776       2,282,869       18,130,798    16,105,165
 Net transfers (including
   fixed account).................    (303,487)    2,478,910      437,743         231,350      (5,345,963)  (12,431,402)
 Contract charges.................        (311)           --        (798)              --        (804,890)     (806,280)
 Transfers for contract benefits
   & terminations.................    (671,040)  (2,466,445)    (389,969)       (225,249)     (35,956,121)  (29,586,478)
                                   ------------ ------------  ------------    ------------   ------------- -------------
 Net increase (decrease) in
   net assets resulting from
   contract transactions..........       12,116       20,454    2,872,752       2,288,970     (23,976,176)  (26,718,995)
                                   ------------ ------------  ------------    ------------   ------------- -------------
 Net increase (decrease)
   in net assets..................    (212,063)    1,104,334    3,189,150       2,549,866     (13,103,692)    11,402,832
NET ASSETS:
 Beginning of period..............    8,227,895    7,123,561    3,232,921         683,055      313,093,531   301,690,699
                                   ------------ ------------  ------------    ------------   ------------- -------------
 End of period.................... $  8,015,832 $  8,227,895 $  6,422,071    $  3,232,921    $ 299,989,839 $ 313,093,531
                                   ============ ============  ============    ============   ============= =============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

  MSF BLACKROCK LEGACY          MSF BLACKROCK             MSF BLACKROCK             MSF BLACKROCK
    LARGE-CAP GROWTH           STRATEGIC VALUE             BOND INCOME             LARGE-CAP VALUE
       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------- ------------------------- ------------------------- -------------------------
    2007         2006         2007         2006         2007         2006         2007         2006
    ----         ----         ----         ----         ----         ----         ----         ----
$    (9,569) $    (6,322) $  (144,805) $  (125,282) $    148,712 $     98,654 $   (14,386) $    (3,815)
      65,625       35,441    1,509,061    2,389,348        8,061     (25,956)      221,970      104,587

      70,108     (10,727)  (2,028,210)    (537,903)      908,389      221,483    (177,922)      146,034
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------


     126,164       18,392    (663,954)    1,726,163    1,065,162      294,181       29,662      246,806
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

     101,671           --    1,866,113           --   17,154,514    5,238,410      285,688           --

     309,928      315,780    (506,986)    1,018,805    2,143,188    3,230,445    1,473,025    1,196,023
        (43)           --        (542)           --     (21,995)        (797)        (154)           --

    (29,773)    (238,705)  (1,075,463)    (722,814)  (2,092,128)    (214,649)    (299,540)    (136,254)
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------


     381,783       77,075      283,122      295,991   17,183,579    8,253,409    1,459,019    1,059,769
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

     507,947       95,467    (380,832)    2,022,154   18,248,741    8,547,590    1,488,681    1,306,575
     538,656      443,189   13,305,490   11,283,336   11,911,372    3,363,782    2,265,770      959,195
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
$  1,046,603 $    538,656 $ 12,924,658 $ 13,305,490 $ 30,160,113 $ 11,911,372 $  3,754,451 $  2,265,770
============ ============ ============ ============ ============ ============ ============ ============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                      MSF LEHMAN BROTHERS       MSF HARRIS OAKMARK        MSF MORGAN STANLEY
                                     AGGREGATE BOND INDEX         LARGE-CAP VALUE             EAFE INDEX
                                          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------- ------------------------- -------------------------
                                       2007         2006         2007         2006         2007         2006
                                       ----         ----         ----         ----         ----         ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $    162,454 $    129,015 $   (37,985) $   (32,638) $     99,702 $     33,345
 Net realized gains (losses)......      (6,457)     (43,775)      390,087      211,588    1,449,110      186,350
 Change in unrealized appreciation
   (depreciation) on investments..      152,003       33,771    (692,362)      695,429    (207,275)    2,136,117
                                   ------------ ------------ ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from operations................      308,000      119,011    (340,260)      874,379    1,341,537    2,355,812
                                   ------------ ------------ ------------ ------------ ------------ ------------
CONTRACT TRANSACTIONS:
 Payments received
   from contract owners...........      668,220           --    1,013,362           --    2,472,875           --
 Net transfers (including
   fixed account).................    1,145,624      875,020       40,422      723,588    1,914,186    3,352,401
 Contract charges.................        (310)           --        (397)           --        (707)           --
 Transfers for contract
   benefits & terminations........    (485,663)    (356,252)    (765,299)    (724,252)  (1,454,812)      575,439
                                   ------------ ------------ ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from contract transactions.....    1,327,871      518,768      288,088        (664)    2,931,542    3,927,840
                                   ------------ ------------ ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets..................    1,635,871      637,779     (52,172)      873,715    4,273,079    6,283,652
NET ASSETS:
 Beginning of period..............    4,610,137    3,972,358    6,357,636    5,483,921   14,411,542    8,127,890
                                   ------------ ------------ ------------ ------------ ------------ ------------
 End of period.................... $  6,246,008 $  4,610,137 $  6,305,464 $  6,357,636 $ 18,684,621 $ 14,411,542
                                   ============ ============ ============ ============ ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

                                 MSF METLIFE                                        MSF HARRIS OAKMARK
  MSF MFS TOTAL RETURN       MID-CAP STOCK INDEX      MSF DAVIS VENTURE VALUE          FOCUSED VALUE
       SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
------------------------- ------------------------- --------------------------- ---------------------------
    2007         2006         2007         2006         2007          2006          2007          2006
    ----         ----         ----         ----         ----          ----          ----          ----
$    110,001 $     63,480 $   (80,366) $   (15,661) $ (6,081,195) $ (5,462,426) $ (4,794,988) $ (6,027,278)
   1,449,865      254,665    1,113,940      845,332    22,595,716    14,837,619    64,495,483    53,077,068

   (955,552)    1,695,231    (259,259)     (33,851)       509,254    62,048,081  (89,503,608)   (8,192,739)
------------ ------------ ------------ ------------ ------------- ------------- ------------- -------------


     604,314    2,013,376      774,315      795,820    17,023,775    71,423,274  (29,803,113)    38,857,051
------------ ------------ ------------ ------------ ------------- ------------- ------------- -------------

  18,558,703   14,394,182    2,166,478           --    36,845,784    49,163,247    16,537,749    27,393,643

   4,902,925    5,280,199    1,135,415    3,271,964  (16,538,380)  (12,982,360)  (28,581,064)  (28,427,591)
    (13,282)        (371)        (641)           --   (2,197,714)   (2,083,064)   (1,248,800)   (1,320,188)

 (2,891,760)    (588,011)  (1,031,278)       24,952  (67,858,900)  (47,695,562)  (42,905,325)  (33,520,553)
------------ ------------ ------------ ------------ ------------- ------------- ------------- -------------


  20,556,586   19,085,999    2,269,974    3,296,916  (49,749,210)  (13,597,739)  (56,197,440)  (35,874,689)
------------ ------------ ------------ ------------ ------------- ------------- ------------- -------------

  21,160,900   21,099,375    3,044,289    4,092,736  (32,725,435)    57,825,535  (86,000,553)     2,982,362
  29,037,432    7,938,057   11,992,134    7,899,398   632,598,729   574,773,194   402,048,625   399,066,263
------------ ------------ ------------ ------------ ------------- ------------- ------------- -------------
$ 50,198,332 $ 29,037,432 $ 15,036,423 $ 11,992,134 $ 599,873,294 $ 632,598,729 $ 316,048,072 $ 402,048,625
============ ============ ============ ============ ============= ============= ============= =============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                                                                                MSF T. ROWE PRICE
                                       MSF JENNISON GROWTH      MSF BLACKROCK MONEY MARKET      SMALL-CAP GROWTH
                                           SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------- ---------------------------- -------------------------
                                       2007          2006           2007          2006          2007         2006
                                       ----          ----           ----          ----          ----         ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $ (2,659,080) $ (3,050,334) $    6,785,333 $   4,796,432 $   (16,671) $   (14,146)
 Net realized gains (losses)......    13,041,098     3,937,509             --            --       67,666       74,264
 Change in unrealized appreciation
   (depreciation) on investments..     6,006,766       282,830             --            --       41,398     (43,204)
                                   ------------- ------------- -------------- ------------- ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from operations................    16,388,784     1,170,005      6,785,333     4,796,432       92,393       16,914
                                   ------------- ------------- -------------- ------------- ------------ ------------
CONTRACT TRANSACTIONS:
 Payments received
   from contract owners...........     8,277,681    20,121,883     79,822,231    87,505,454       88,226       18,223
 Net transfers (including
   fixed account).................   (2,611,046)   (6,987,982)    159,285,695    46,670,865      107,142      438,151
 Contract charges.................     (657,263)     (650,374)      (784,175)     (563,703)         (46)           --
 Transfers for contract
   benefits & terminations........  (21,304,737)  (15,626,572)  (191,085,821)  (74,616,785)    (123,964)    (290,294)
                                   ------------- ------------- -------------- ------------- ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from contract transactions.....  (16,295,365)   (3,143,045)     47,237,930    58,995,831       71,358      166,080
                                   ------------- ------------- -------------- ------------- ------------ ------------
 Net increase (decrease)
   in net assets..................        93,419   (1,973,040)     54,023,263    63,792,263      163,751      182,994
NET ASSETS:
 Beginning of period .............   182,151,002   184,124,042    187,577,920   123,785,657    1,115,539      932,545
                                   ------------- ------------- -------------- ------------- ------------ ------------
 End of period ................... $ 182,244,421 $ 182,151,002 $  241,601,183 $ 187,577,920 $  1,279,290 $  1,115,539
                                   ============= ============= ============== ============= ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

MSF WESTERN ASSET MANAGEMENT      MSF OPPENHEIMER             MSF METLIFE               MSF METLIFE
     U.S. GOVERNMENT               GLOBAL EQUITY         AGGRESSIVE ALLOCATION    CONSERVATIVE ALLOCATION
       SUB-ACCOUNT                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
---------------------------- ------------------------- ------------------------- -------------------------
    2007           2006          2007       2006 (B)       2007       2006 (B)       2007       2006 (B)
     ----          ----          ----       --------       ----       --------       ----       --------
$    224,217   $      2,750  $   (59,550) $   (17,646) $   (30,845) $   (10,494) $   (41,865) $   (16,483)
     361,346        (2,680)       153,158      (2,193)       41,290          433        9,864          400

     305,583        497,136        39,076      315,865     (55,561)       82,120      117,468       85,892
 ------------  ------------  ------------ ------------ ------------ ------------ ------------ ------------


     891,146        497,206       132,684      296,026     (45,116)       72,059       85,467       69,809
 ------------  ------------  ------------ ------------ ------------ ------------ ------------ ------------

  17,013,754     16,388,899     6,101,038    3,327,901    1,285,240      621,986      194,853      720,743

   8,882,987      1,676,206       420,568      143,091     (77,888)      643,257      372,838    1,303,300
    (71,101)       (30,329)       (1,005)           --      (4,448)        (250)     (12,657)           --

 (6,114,274)      (533,342)     (357,753)     (75,516)     (22,002)     (69,363)     (25,797)      (5,707)
 ------------  ------------  ------------ ------------ ------------ ------------ ------------ ------------


  19,711,366     17,501,434     6,162,848    3,395,476    1,180,902    1,195,630      529,237    2,018,336
 ------------  ------------  ------------ ------------ ------------ ------------ ------------ ------------

  20,602,512     17,998,640     6,295,532    3,691,502    1,135,786    1,267,689      614,704    2,088,145
  24,039,423      6,040,783     3,691,502           --    1,267,689           --    2,088,145           --
 ------------  ------------  ------------ ------------ ------------ ------------ ------------ ------------
$ 44,641,935   $ 24,039,423  $  9,987,034 $  3,691,502 $  2,403,475 $  1,267,689 $  2,702,849 $  2,088,145
 ============  ============  ============ ============ ============ ============ ============ ============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                   MSF METLIFE CONSERVATIVE TO   MSF METLIFE MODERATE      MSF METLIFE MODERATE
                                      MODERATE ALLOCATION             ALLOCATION         TO AGGRESSIVE ALLOCATION
                                          SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                   --------------------------- ------------------------- -------------------------
                                       2007        2006 (B)        2007       2006 (B)       2007       2006 (B)
                                       ----        --------        ----       --------       ----       --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $   (68,745)  $   (22,648)  $  (487,840) $  (137,912) $  (696,111) $  (159,738)
 Net realized gains (losses)......       45,678         (332)       232,501          800      106,108       76,718
 Change in unrealized appreciation
   (depreciation) on investments..      130,975       190,255       582,917    1,089,188      572,440    1,393,842
                                   ------------  ------------  ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from operations................      107,908       167,275       327,578      952,076     (17,563)    1,310,822
                                   ------------  ------------  ------------ ------------ ------------ ------------
CONTRACT TRANSACTIONS:
 Payments received
   from contract owners...........    1,267,188     1,879,885    17,460,937    9,832,340   26,758,613   12,408,623
 Net transfers (including
   fixed account).................      168,409     1,026,913     4,567,428    7,587,102   13,288,496    8,988,667
 Contract charges.................     (19,318)            --     (105,905)      (5,427)    (151,059)      (3,923)
 Transfers for contract
   benefits & terminations........     (54,591)      (13,877)     (265,457)    (193,558)    (763,441)    (278,049)
                                   ------------  ------------  ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets resulting from
   contract transactions..........    1,361,688     2,892,921    21,657,003   17,220,457   39,132,609   21,115,318
                                   ------------  ------------  ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets..................    1,469,596     3,060,196    21,984,581   18,172,533   39,115,046   22,426,140
NET ASSETS:
 Beginning of period..............    3,060,196            --    18,172,533           --   22,426,140           --
                                   ------------  ------------  ------------ ------------ ------------ ------------
 End of period.................... $  4,529,792  $  3,060,196  $ 40,157,114 $ 18,172,533 $ 61,541,186 $ 22,426,140
                                   ============  ============  ============ ============ ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

       VAN KAMPEN                VAN KAMPEN                VAN KAMPEN                VAN KAMPEN
  LIT STRATEGIC GROWTH         LIT ENTERPRISE         LIT GROWTH AND INCOME         LIT COMSTOCK
       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------- ------------------------- ------------------------- -------------------------
    2007         2006         2007         2006         2007         2006         2007       2006 (B)
    ----         ----         ----         ----         ----         ----         ----       --------
$  (116,330) $   (38,247) $    (1,712) $    (1,520) $  (196,769) $  (105,667) $  (259,426) $  (194,675)
      30,962     (22,738)        6,611        (341)    1,024,830       27,205      975,563       10,048

   1,037,575      174,791       11,304       10,578  (1,228,849)    1,632,690  (4,879,310)    2,572,822
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------


     952,207      113,806       16,203        8,717    (400,788)    1,554,228  (4,163,173)    2,388,195
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

   3,066,220    4,483,815           --           --   30,148,824   18,275,065   48,255,261   30,378,821

     683,909       50,379     (13,167)      (6,326)    1,186,546      573,912    3,137,892      981,792
     (2,622)           --           --           --      (4,619)           --      (8,782)           --

   (508,334)     (85,673)     (35,966)      (6,777)  (2,213,799)    (325,138)  (3,231,428)    (473,644)
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

   3,239,173    4,448,521     (49,133)     (13,103)   29,116,952   18,523,839   48,152,943   30,886,969
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

   4,191,380    4,562,327     (32,930)      (4,386)   28,716,164   20,078,067   43,989,770   33,275,164
   4,964,651      402,324      155,927      160,313   20,351,040      272,973   33,275,164           --
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
$  9,156,031 $  4,964,651 $    122,997 $    155,927 $ 49,067,204 $ 20,351,040 $ 77,264,934 $ 33,275,164
============ ============ ============ ============ ============ ============ ============ ============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                           FEDERATED              FEDERATED HIGH           FEDERATED MID-CAP
                                         EQUITY INCOME              INCOME BOND             GROWTH STRATEGY
                                          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------- ------------------------- -------------------------
                                       2007         2006         2007         2006         2007            2006
                                       ----         ----         ----         ----         ----            ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $      1,816 $        723 $      8,584 $      9,521 $    (2,361)    $    (2,688)
 Net realized gains (losses)......       15,960        1,094        (533)        (621)        1,990         (2,358)
 Change in unrealized appreciation
   (depreciation) on investments..     (14,812)       15,964      (5,482)        2,908       28,811          17,107
                                   ------------ ------------ ------------ ------------ ------------    ------------
 Net increase (decrease)
   in net assets resulting
   from operations................        2,964       17,781        2,569       11,808       28,440          12,061
                                   ------------ ------------ ------------ ------------ ------------    ------------
CONTRACT TRANSACTIONS:
 Payments received
   from contract owners...........           --           --           --           --           --              --
 Net transfers (including
   fixed account).................           --           --           --           --      (3,759)              --
 Contract charges.................           --           --           --           --           --              --
 Transfers for contract
   benefits & terminations........     (68,733)      (7,103)      (8,437)     (11,757)     (74,270)        (11,420)
                                   ------------ ------------ ------------ ------------ ------------    ------------
 Net increase (decrease)
   in net assets resulting
   from contract transactions.....     (68,733)      (7,103)      (8,437)     (11,757)     (78,029)        (11,420)
                                   ------------ ------------ ------------ ------------ ------------    ------------
 Net increase (decrease)
   in net assets..................     (65,769)       10,678      (5,868)           51     (49,589)             641
NET ASSETS:
 Beginning of period..............       96,942       86,264      132,703      132,652      189,442         188,801
                                   ------------ ------------ ------------ ------------ ------------    ------------
 End of period.................... $     31,173 $     96,942 $    126,835 $    132,703 $    139,853    $    189,442
                                   ============ ============ ============ ============ ============    ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

                               ALGER AMERICAN             T. ROWE PRICE                T. ROWE PRICE
    NEUBERGER GENESIS       SMALL CAPITALIZATION             GROWTH                    INTERNATIONAL
       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT                  SUB-ACCOUNT
------------------------- ------------------------- -------------------------    -------------------------
    2007         2006         2007         2006         2007            2006         2007         2006
    ----         ----         ----         ----         ----            ----         ----         ----
$      (110) $         25 $(1,062,450) $  (959,074) $   (30,954)    $   (27,089) $     10,041 $      4,011
       3,031        1,826      229,835  (1,425,960)      558,926         325,818      192,846       65,031
       (201)        (972)   12,066,768   14,338,986      401,349         963,408     (42,947)      140,679
------------ ------------ ------------ ------------ ------------    ------------ ------------ ------------
       2,720          879   11,234,153   11,953,952      929,321       1,262,137      159,940      209,721
------------ ------------ ------------ ------------ ------------    ------------ ------------ ------------
          --           --    3,592,591           --      392,116              --       50,756           --
          --      (1,658)  (2,859,249)    4,606,713    (491,379)          49,077     (50,069)      (2,298)
          --           --      (8,607)           --      (1,679)              --        (224)           --
     (1,865)          (7)  (7,003,107)  (9,524,246)    (747,825)     (1,104,475)    (129,527)     (72,700)
------------ ------------ ------------ ------------ ------------    ------------ ------------ ------------
     (1,865)      (1,665)  (6,278,372)  (4,917,533)    (848,767)     (1,055,398)    (129,064)     (74,998)
------------ ------------ ------------ ------------ ------------    ------------ ------------ ------------
         855        (786)    4,955,781    7,036,419       80,554         206,739       30,876      134,723
      13,167       13,953   74,178,889   67,142,470   10,405,667      10,198,928    1,334,230    1,199,507
------------ ------------ ------------ ------------ ------------    ------------ ------------ ------------
$     14,022 $     13,167 $ 79,134,670 $ 74,178,889 $ 10,486,221    $ 10,405,667 $  1,365,106 $  1,334,230
============ ============ ============ ============ ============    ============ ============ ============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                         T. ROWE PRICE              JANUS ASPEN             AMERICAN FUNDS
                                         PRIME RESERVE           WORLDWIDE GROWTH      GLOBAL SMALL CAPITALIZATION
                                          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------- ------------------------- ---------------------------
                                       2007         2006         2007         2006         2007          2006
                                       ----         ----         ----         ----         ----          ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $     67,794 $     54,207 $       (14) $         78 $    450,594  $  (143,857)
 Net realized gains (losses)......           --           --          259          150    3,464,752     1,526,253
 Change in unrealized appreciation
   (depreciation) on investments..           --           --          573        1,208     (92,073)     1,795,535
                                   ------------ ------------ ------------ ------------ ------------  ------------
 Net increase (decrease)
   in net assets resulting
   from operations................       67,794       54,207          818        1,436    3,823,273     3,177,931
                                   ------------ ------------ ------------ ------------ ------------  ------------
CONTRACT TRANSACTIONS:
 Payments received from
   contract owners................        6,591           --           --           --    8,484,152            --
 Net transfers (including
   fixed account).................      598,123      434,900           --        (650)    5,276,068     7,090,852
 Contract charges.................        (239)           --           --           --      (1,087)            --
 Transfers for contract
   benefits & terminations........    (441,013)    (357,457)        (740)          (7)  (2,323,409)   (1,900,154)
                                   ------------ ------------ ------------ ------------ ------------  ------------
 Net increase (decrease)
   in net assets resulting
   from contract transactions.....      163,462       77,443        (740)        (657)   11,435,724     5,190,698
                                   ------------ ------------ ------------ ------------ ------------  ------------
 Net increase (decrease)
   in net assets..................      231,256      131,650           78          779   15,258,997     8,368,629
NET ASSETS:
 Beginning of period..............    1,519,155    1,387,505        9,854        9,075   19,777,453    11,408,824
                                   ------------ ------------ ------------ ------------ ------------  ------------
 End of period.................... $  1,750,411 $  1,519,155 $      9,932 $      9,854 $ 35,036,450  $ 19,777,453
                                   ============ ============ ============ ============ ============  ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

                                AMERICAN FUNDS            AMERICAN FUNDS       AMERICAN FUNDS
  AMERICAN FUNDS GROWTH          GROWTH-INCOME             GLOBAL GROWTH            BOND
       SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
-------------------------- ------------------------- ------------------------- --------------
    2007          2006         2007         2006         2007         2006        2007 (D)
    ----          ----         ----         ----         ----         ----        --------
$ (1,081,107) $  (214,057) $    365,154 $    344,585 $  1,046,183 $  (130,902)  $    218,036
   12,136,447      802,462    4,125,017    1,317,496    2,396,791       21,730           799

    2,531,680    5,978,016  (3,416,856)    4,796,649    3,316,954    3,047,976     (187,750)
------------- ------------ ------------ ------------ ------------ ------------  ------------


   13,587,020    6,566,421    1,073,315    6,458,730    6,759,928    2,938,804        31,085
------------- ------------ ------------ ------------ ------------ ------------  ------------

  124,005,411   64,725,262   78,043,836   44,564,847   62,510,143   28,970,181     6,136,418

   10,465,902   12,242,141    9,306,823    6,067,279    6,440,655    2,490,400       493,134
    (130,513)      (4,507)     (85,085)      (2,067)     (67,412)      (2,267)            --

 (13,668,271)  (2,766,354)  (8,458,885)  (1,308,070)  (5,336,101)    (329,909)      (20,696)
------------- ------------ ------------ ------------ ------------ ------------  ------------


  120,672,529   74,196,542   78,806,689   49,321,989   63,547,285   31,128,405     6,608,856
------------- ------------ ------------ ------------ ------------ ------------  ------------

  134,259,549   80,762,963   79,880,004   55,780,719   70,307,213   34,067,209     6,639,941
  111,503,370   30,740,407   76,344,065   20,563,346   34,540,668      473,459            --
------------- ------------ ------------ ------------ ------------ ------------  ------------
$ 245,762,919 $111,503,370 $156,224,069 $ 76,344,065 $104,847,881 $ 34,540,668  $  6,639,941
============= ============ ============ ============ ============ ============  ============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006



                                       ALLIANCEBERNSTEIN     FTVIPT FRANKLIN TEMPLETON      FTVIPT FRANKLIN
                                       LARGE CAP GROWTH         DEVELOPING MARKETS     MUTUAL SHARES SECURITIES
                                          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------- ------------------------- -------------------------
                                       2007       2006 (B)       2007         2006         2007         2006
                                       ----       --------       ----         ----         ----         ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $   (14,661) $    (4,173) $     54,342 $   (29,355) $  (128,578) $   (66,066)
 Net realized gains (losses)......       38,484      (6,276)    1,645,982       18,839    1,812,038      361,130
 Change in unrealized appreciation
   (depreciation) on investments..       80,891       37,951    2,389,109    1,431,847  (2,198,007)    1,852,158
                                   ------------ ------------ ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from operations................      104,714       27,502    4,089,433    1,421,331    (514,547)    2,147,222
                                   ------------ ------------ ------------ ------------ ------------ ------------
CONTRACT TRANSACTIONS:
 Payments received
   from contract owners...........      343,379      700,339   12,540,086    8,751,030   41,583,406   27,901,375
 Net transfers (including
   fixed account).................       46,053     (53,927)      660,715      873,396    3,725,554    (402,278)
 Contract charges.................        (223)           --     (42,254)        (734)      (6,385)           --
 Transfers for contract
   benefits & terminations........     (78,344)      (8,257)  (2,387,630)     (96,543)  (2,926,018)    (333,114)
                                   ------------ ------------ ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from contract transactions.....      310,865      638,155   10,770,917    9,527,149   42,376,557   27,165,983
                                   ------------ ------------ ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets..................      415,579      665,657   14,860,350   10,948,480   41,862,010   29,313,205
NET ASSETS:
 Beginning of period..............      665,657           --   11,178,712      230,232   29,530,718      217,513
                                   ------------ ------------ ------------ ------------ ------------ ------------
 End of period.................... $  1,081,236 $    665,657 $ 26,039,062 $ 11,178,712 $ 71,392,728 $ 29,530,718
                                   ============ ============ ============ ============ ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and value.

  The accompanying notes are an integral part of these financial statements.

                                                                                                 FTVIPT FRANKLIN
FTVIPT FRANKLIN TEMPLETON FOREIGN FTVIPT FRANKLIN TEMPLETON GROWTH      FTVIPT FRANKLIN         TEMPLETON GLOBAL
       SECURITIES                        SECURITIES                    INCOME SECURITIES        INCOME SECURITIES
       SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------- -------------------------------- -------------------------    -----------------
    2007             2006             2007           2006 (B)          2007         2006            2007 (D)
      ----             ----             ----          --------         ----         ----            --------
$      2,587     $   (53,048)     $   (89,613)     $   (30,431)    $    911,949 $     80,144      $   (11,671)
   1,945,321           95,415        1,219,928          152,923         500,496       40,354               248

   2,747,346        2,343,303      (1,451,628)        1,109,922     (1,585,931)    1,577,766            76,020
  ------------     ------------     ------------    ------------   ------------ ------------      ------------


   4,695,254        2,385,670        (321,313)        1,232,414       (173,486)    1,698,264            64,597
  ------------     ------------     ------------    ------------   ------------ ------------      ------------

  31,277,528       19,919,072       23,561,019       13,678,501      54,696,663   24,737,270         3,828,978

     892,948        1,316,677        1,221,316          417,495       7,988,180    2,534,449           198,065
    (80,942)          (2,601)          (4,615)               --        (20,633)        (400)                --

 (4,423,865)        (294,760)      (1,543,001)        (145,451)     (2,792,326)    (299,688)          (10,769)
  ------------     ------------     ------------    ------------   ------------ ------------      ------------


  27,665,669       20,938,388       23,234,719       13,950,545      59,871,884   26,971,631         4,016,274
  ------------     ------------     ------------    ------------   ------------ ------------      ------------

  32,360,923       23,324,058       22,913,406       15,182,959      59,698,398   28,669,895         4,080,871
  24,137,809          813,751       15,182,959               --      28,820,820      150,925                --
  ------------     ------------     ------------    ------------   ------------ ------------      ------------
$ 56,498,732     $ 24,137,809     $ 38,096,365     $ 15,182,959    $ 88,519,218 $ 28,820,820      $  4,080,871
  ============     ============     ============    ============   ============ ============      ============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                     FTVIPT FRANKLIN
                                   TEMPLETON SMALL CAP      VAN KAMPEN UIF             VAN KAMPEN UIF
                                    VALUE SECURITIES       EQUITY AND INCOME          U.S. REAL ESTATE
                                       SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------- ------------------------- --------------------------
                                        2007 (D)           2007       2006 (B)       2007        2006 (B)
                                        --------           ----       --------       ----        --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss).....    $    (7,256)     $    538,434 $  (145,305) $     297,458 $   (65,432)
 Net realized gains (losses)......         (2,830)        2,896,435      526,920     3,779,804      490,300
 Change in unrealized appreciation
   (depreciation) on investments..       (107,802)      (3,278,237)    3,570,817  (16,191,487)    2,753,527
                                      ------------     ------------ ------------ ------------- ------------
 Net increase (decrease)
   in net assets resulting
   from operations................       (117,888)          156,632    3,952,432  (12,114,225)    3,178,395
                                      ------------     ------------ ------------ ------------- ------------
CONTRACT TRANSACTIONS:
 Payments received
   from contract owners...........       2,233,558       98,691,170   62,805,483    40,976,775   24,398,559
 Net transfers (including
   fixed account).................          98,702        6,568,747    2,490,336   (1,236,489)      516,437
 Contract charges.................              --         (15,080)           --       (7,560)           --
 Transfers for contract
   benefits & terminations........         (5,885)      (7,673,247)    (871,675)   (2,516,185)    (287,182)
                                      ------------     ------------ ------------ ------------- ------------
 Net increase (decrease)
   in net assets resulting
   from contract transactions.....       2,326,375       97,571,590   64,424,144    37,216,541   24,627,814
                                      ------------     ------------ ------------ ------------- ------------
 Net increase (decrease)
   in net assets..................       2,208,487       97,728,222   68,376,576    25,102,316   27,806,209
NET ASSETS:
 Beginning of period..............              --       68,376,576           --    27,806,209           --
                                      ------------     ------------ ------------ ------------- ------------
 End of period....................    $  2,208,487     $166,104,798 $ 68,376,576 $  52,908,525 $ 27,806,209
                                      ============     ============ ============ ============= ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.


  VAN KAMPEN UIF
U.S. MID CAP VALUE PIONEER VCT MID-CAP VALUE  LMPVET SMALL CAP GROWTH      LMPVET INVESTORS
   SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------ ------------------------- ------------------------- -------------------------
     2007 (D)          2007       2006 (B)       2007         2006         2007         2006
     --------          ----       --------       ----         ----         ----         ----
   $    (6,389)    $  (188,314) $   (53,183) $  (120,139) $   (36,294) $   (11,812) $     10,966
        (1,188)       1,586,469      743,218      718,029      210,763      216,616       56,270

       (47,921)     (1,953,012)    (121,869)    (170,870)       50,621    (220,243)      104,591
   ------------    ------------ ------------ ------------ ------------ ------------ ------------


       (55,498)       (554,857)      568,166      427,020      225,090     (15,439)      171,827
   ------------    ------------ ------------ ------------ ------------ ------------ ------------

      2,680,461      17,737,711    7,594,099    5,972,017    3,790,841    1,316,991    1,941,999

        212,273       2,118,162      147,985      657,704      280,041    1,683,578     (78,230)
             --         (3,033)           --      (9,424)        (512)      (8,601)        (432)

        (3,567)       (788,256)     (91,193)    (425,523)    (199,957)    (404,812)      (3,310)
   ------------    ------------ ------------ ------------ ------------ ------------ ------------


      2,889,167      19,064,584    7,650,891    6,194,774    3,870,413    2,587,156    1,860,027
   ------------    ------------ ------------ ------------ ------------ ------------ ------------

      2,833,669      18,509,727    8,219,057    6,621,794    4,095,503    2,571,717    2,031,854
             --       8,219,057           --    4,282,564      187,061    2,127,448       95,594
   ------------    ------------ ------------ ------------ ------------ ------------ ------------
   $  2,833,669    $ 26,728,784 $  8,219,057 $ 10,904,358 $  4,282,564 $  4,699,165 $  2,127,448
   ============    ============ ============ ============ ============ ============ ============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006



                                    LMPV CAPITAL AND INCOME      LMPVET EQUITY INDEX    LMPVET FUNDAMENTAL VALUE
                                          SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                   -------------------------- ------------------------- -------------------------
                                     2007 (A)      2006 (B)       2007         2006         2007            2006
                                     --------      --------       ----         ----         ----            ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $      67,778 $    403,346 $  (438,400) $    185,382 $   (56,951)    $    391,974
 Net realized gains (losses)......     3,581,347      214,912    3,406,118      544,370    4,041,837       1,571,389
 Change in unrealized appreciation
   (depreciation) on investments..   (1,315,359)    1,315,359  (2,264,449)    2,118,774  (5,252,831)       1,339,918
                                   ------------- ------------ ------------ ------------ ------------    ------------
 Net increase (decrease)
   in net assets resulting
   from operations................     2,333,766    1,933,617      703,269    2,848,526  (1,267,945)       3,303,281
                                   ------------- ------------ ------------ ------------ ------------    ------------
CONTRACT TRANSACTIONS:
 Payments received
   from contract owners...........    12,057,321   33,268,187   28,958,701   38,549,837   43,728,640      38,965,438
 Net transfers (including
   fixed account).................  (50,008,676)    1,226,566      124,568       12,703    2,751,442       1,648,961
 Contract charges.................         (828)                  (10,688)        (100)     (16,660)           (205)
 Transfers for contract
   benefits & terminations........     (440,774)    (369,179)  (4,690,330)    (398,978)  (4,151,502)       (532,519)
                                   ------------- ------------ ------------ ------------ ------------    ------------
 Net increase (decrease)
   in net assets resulting
   from contract transactions.....  (38,392,957)   34,125,574   24,382,251   38,163,462   42,311,920      40,081,675
                                   ------------- ------------ ------------ ------------ ------------    ------------
 Net increase (decrease)
   in net assets..................  (36,059,191)   36,059,191   25,085,520   41,011,988   41,043,975      43,384,956
NET ASSETS:
 Beginning of period..............    36,059,191           --   41,031,761       19,773   43,419,332          34,376
                                   ------------- ------------ ------------ ------------ ------------    ------------
 End of period.................... $          -- $ 36,059,191 $ 66,117,281 $ 41,031,761 $ 84,463,307    $ 43,419,332
                                   ============= ============ ============ ============ ============    ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

                                   LMPVET                    LMPVET                     LMPV
   LMPVET APPRECIATION        AGGRESSIVE GROWTH         LARGE CAP GROWTH           LARGE CAP VALUE
       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------- ------------------------- ------------------------- -------------------------
    2007         2006         2007         2006         2007         2006       2007 (A)     2006 (B)
    ----         ----         ----         ----         ----         ----       --------     --------
$  (170,291) $    161,617 $(1,764,476) $  (511,406) $  (145,514) $   (43,938) $    (1,202) $      6,561
   6,764,065    1,041,811      778,104       66,693      135,272      (5,397)      148,950       24,811

 (2,893,138)    1,524,593    (263,742)    3,609,913      250,277      427,524     (68,118)       68,118
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------


   3,700,636    2,728,021  (1,250,114)    3,165,200      240,035      378,189       79,630       99,490
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

  38,382,840   34,554,298   56,918,833   67,434,415    4,327,458    4,824,045      454,694      939,173

   7,759,071    1,439,912    5,338,346    4,238,724      610,270      617,642  (1,673,614)      142,275
    (24,224)        (145)     (61,018)      (1,100)     (17,705)        (829)         (19)           --

 (4,532,695)    (557,259)  (6,928,890)  (1,094,921)  (1,184,051)     (75,136)     (27,026)     (14,603)
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------


  41,584,992   35,436,806   55,267,271   70,577,118    3,735,972    5,365,722  (1,245,965)    1,066,845
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

  45,285,628   38,164,827   54,017,157   73,742,318    3,976,007    5,743,911  (1,166,335)    1,166,335
  38,211,834       47,007   73,942,504      200,186    5,945,005      201,094    1,166,335           --
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
$ 83,497,462 $ 38,211,834 $127,959,661 $ 73,942,504 $  9,921,012 $  5,945,005 $         -- $  1,166,335
============ ============ ============ ============ ============ ============ ============ ============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                            LMPVET                    LMPVET           LMPVET MULTIPLE DISCIPLINE
                                       SOCIAL AWARENESS         CAPITAL AND INCOME     SUB-ACCOUNT-LARGE CAP GROWTH
                                          SUB-ACCOUNT             SUB-ACCOUNT (^)              AND VALUE
                                   ------------------------- ------------------------- ----------------------------
                                       2007       2006 (B)       2007         2006       2007 (E)         2006
                                       ----       --------       ----         ----        --------        ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $        798 $         79 $    158,572 $     12,380 $   (16,031)   $      (376)
 Net realized gains (losses)......       97,920      (1,489)    9,551,295       96,700       94,561         32,651
 Change in unrealized appreciation
   (depreciation) on investments..     (63,896)       15,049  (9,641,183)       73,004     (64,765)         65,715
                                   ------------ ------------ ------------ ------------  ------------  ------------
 Net increase (decrease)
   in net assets resulting
   from operations................       34,822       13,639       68,684      182,084       13,765         97,990
                                   ------------ ------------ ------------ ------------  ------------  ------------
CONTRACT TRANSACTIONS:
 Payments received
   from contract owners...........      212,162      273,825    7,614,688    1,978,465    1,144,281        977,351
 Net transfers (including
   fixed account).................       51,439      (4,841)   52,225,304       78,049  (2,304,376)        133,057
 Contract charges.................         (65)           --     (10,082)        (173)      (2,312)          (157)
 Transfers for contract
   benefits & terminations........     (13,902)      (1,114)  (2,193,424)     (21,076)     (80,243)       (10,287)
                                   ------------ ------------ ------------ ------------  ------------  ------------
 Net increase (decrease)
   in net assets resulting
   from contract transactions.....      249,634      267,870   57,636,486    2,035,265  (1,242,650)      1,099,964
                                   ------------ ------------ ------------ ------------  ------------  ------------
 Net increase (decrease)
   in net assets..................      284,456      281,509   57,705,170    2,217,349  (1,228,885)      1,197,954
NET ASSETS:
 Beginning of period..............      281,509           --    2,252,417       35,068    1,228,885         30,931
                                   ------------ ------------ ------------ ------------  ------------  ------------
 End of period.................... $    565,965 $    281,509 $ 59,957,587 $  2,252,417 $         --   $  1,228,885
                                   ============ ============ ============ ============  ============  ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

          LMPVET                    LMPVET            LMPV PREMIER SELECTIONS           LMPVET
         CAPITAL                 GLOBAL EQUITY            ALL CAP GROWTH           DIVIDEND STRATEGY
       SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-------------------------- ------------------------- ------------------------- -------------------------
    2007         2006          2007         2006       2007 (A)     2006 (B)       2007         2006
    ----         ----          ----         ----       --------     --------       ----         ----
$   (93,519) $    (29,545) $   (77,834) $      4,653 $    (1,287) $    (1,127) $     68,634 $     44,089
     556,043       289,750      470,179      142,762       23,066        6,785       31,060        6,939

   (598,669)       133,286    (171,007)      317,859      (1,057)        1,057       47,810      133,672
------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------

   (136,145)       393,491      221,338      465,274       20,722        6,715      147,504      184,700
------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------

   5,276,317     5,058,801    1,518,943    2,903,203      147,868      205,714    4,756,217    2,733,736

     140,677     (804,831)    1,056,116    1,729,609    (376,920)          801      612,655      133,815
    (16,135)         (618)     (16,770)        (837)          (3)           --      (5,197)        (127)

 (1,011,067)      (79,252)    (263,668)     (66,937)      (2,885)      (2,012)    (299,906)     (51,864)
------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------

   4,389,792     4,174,100    2,294,621    4,565,038    (231,940)      204,503    5,063,769    2,815,560
------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------

   4,253,647     4,567,591    2,515,959    5,030,312    (211,218)      211,218    5,211,273    3,000,260
   4,710,142       142,551    5,189,364      159,052      211,218           --    3,032,256       31,996
------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------
$  8,963,789 $   4,710,142 $  7,705,323 $  5,189,364 $         -- $    211,218 $  8,243,529 $  3,032,256
============ ============= ============ ============ ============ ============ ============ ============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                             LMPV                LMPVET LIFESTYLE          LMPVET LIFESTYLE
                                       GROWTH AND INCOME          ALLOCATION 50%            ALLOCATION 70%
                                          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------- ------------------------- -------------------------
                                     2007 (A)     2006 (B)       2007       2006 (B)       2007       2006 (B)
                                     --------     --------       ----       --------       ----       --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $   (17,015) $      6,842 $    231,911 $     59,980 $     65,129 $      4,185
 Net realized gains (losses)......      468,375        (664)      133,323        (350)       49,152        7,035
 Change in unrealized appreciation
   (depreciation) on investments..    (231,080)      231,080    (374,438)       53,480    (194,902)       11,186
                                   ------------ ------------ ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from operations................      220,280      237,258      (9,204)      113,110     (80,621)       22,406
                                   ------------ ------------ ------------ ------------ ------------ ------------
CONTRACT TRANSACTIONS:
 Payments received
   from contract owners...........    1,086,373    3,473,328    6,331,338    2,997,536    2,776,682      408,682
 Net transfers (including
   fixed account).................  (4,816,766)     (48,720)      587,867    (264,986)      711,199     (89,753)
 Contract charges.................         (68)           --        (432)           --        (274)           --
 Transfers for contract
   benefits & terminations........     (97,839)     (53,846)    (295,310)     (50,664)     (74,936)      (4,435)
                                   ------------ ------------ ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from contract transactions.....  (3,828,300)    3,370,762    6,623,463    2,681,886    3,412,671      314,494
                                   ------------ ------------ ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets..................  (3,608,020)    3,608,020    6,614,259    2,794,996    3,332,050      336,900
NET ASSETS:
 Beginning of period..............    3,608,020           --    2,794,996           --      336,900           --
                                   ------------ ------------ ------------ ------------ ------------ ------------
 End of period.................... $         -- $  3,608,020 $  9,409,255 $  2,794,996 $  3,668,950 $    336,900
                                   ============ ============ ============ ============ ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

    LMPVET LIFESTYLE               LMPVIT                    LMPVIT                     LMPVIT
     ALLOCATION 85%        ADJUSTABLE RATE INCOME    GLOBAL HIGH YIELD BOND          MONEY MARKET
       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
------------------------- ------------------------- ------------------------- ---------------------------
    2007       2006 (B)       2007         2006         2007         2006         2007          2006
    ----       --------       ----         ----         ----         ----         ----          ----
$    196,021 $      1,210 $    105,856 $     87,016 $  2,498,979 $    866,678 $   1,033,839 $     266,697
     104,353          543      (3,665)        2,484      192,209       98,978            --            --

   (650,821)       14,996    (117,934)     (66,284)  (3,622,401)    (242,508)            --            --
------------ ------------ ------------ ------------ ------------ ------------ ------------- -------------


   (350,447)       16,749     (15,743)       23,216    (931,213)      723,148     1,033,839       266,697
------------ ------------ ------------ ------------ ------------ ------------ ------------- -------------

  15,233,223      332,475    1,024,273    2,215,482   24,720,376   15,720,988    56,919,433    34,264,007

   1,501,702        2,123      188,818        6,815    1,958,236      726,314  (24,059,265)  (11,258,204)
       (253)           --      (1,053)         (53)     (13,699)        (141)      (27,274)         (329)

   (123,496)     (30,349)    (237,909)     (28,450)  (1,989,860)    (227,181)   (9,895,971)   (2,785,622)
------------ ------------ ------------ ------------ ------------ ------------ ------------- -------------


  16,611,176      304,249      974,129    2,193,794   24,675,053   16,219,980    22,936,923    20,219,852
------------ ------------ ------------ ------------ ------------ ------------ ------------- -------------

  16,260,729      320,998      958,386    2,217,010   23,743,840   16,943,128    23,970,762    20,486,549
     320,998           --    2,220,514        3,504   16,994,644       51,516    20,676,751       190,202
------------ ------------ ------------ ------------ ------------ ------------ ------------- -------------
$ 16,581,727 $    320,998 $  3,178,900 $  2,220,514 $ 40,738,484 $ 16,994,644 $  44,647,513 $  20,676,751
============ ============ ============ ============ ============ ============ ============= =============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                       NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife Investors USA Separate Account A (the "Separate Account"), a separate account of MetLife Investors USA Insurance Company (the "Company"), was established by the Company's Board of Directors on May 29, 1980 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of MetLife Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

Met Investors Series Trust ("MIST")
AIM Variable Insurance Funds ("AIM V.I.")
MFS Variable Insurance Trust ("MFS")
Oppenheimer Variable Account Funds ("Oppenheimer")
Fidelity Variable Insurance Products ("Fidelity VIP")
DWS Variable Series II ("DWS")
Metropolitan Series Fund, Inc. ("MSF")
Van Kampen Life Investment Trust ("Van Kampen LIT")
Federated Insurance Series ("Federated")
Neuberger Berman Mutual Funds ("Neuberger")
Alger Variable Insurance Funds ("Alger")
T. Rowe Price Funds ("T. Rowe Price")
Janus Aspen Series ("Janus Aspen")
American Funds Insurance Series ("American Funds")
AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein") Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
The Universal Institutional Funds, Inc. ("Van Kampen UIF")
Pioneer Variable Contracts Trust ("Pioneer VCT")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts were available for investment as of December 31, 2007:

MIST Lord Abbett Growth and Income Sub-Account**
MIST Lord Abbett Bond Debenture Sub-Account**
MIST Van Kampen Mid-Cap Growth Sub-Account
MIST Lord Abbett Mid-Cap Value Sub-Account
MIST Lazard Mid-Cap Sub-Account
MIST Met/AIM Small-Cap Growth Sub-Account**
MIST Harris Oakmark International Sub-Account**
MIST Third Avenue Small-Cap Value Sub-Account**
MIST Oppenheimer Capital Appreciation Sub-Account**

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

MIST Legg Mason Partners Aggressive Growth Sub-Account
MIST PIMCO Total Return Sub-Account
MIST RCM Technology Sub-Account**
MIST PIMCO Inflation Protected Bond Sub-Account
MIST T. Rowe Price Mid-Cap Growth Sub-Account
MIST MFS Research International Sub-Account
MIST Neuberger Berman Real Estate Sub-Account
MIST Turner Mid-Cap Growth Sub-Account
MIST Goldman Sachs Mid-Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST Van Kampen Comstock Sub-Account
MIST Legg Mason Value Equity Sub-Account
MIST MFS Emerging Markets Equity Sub-Account
MIST Loomis Sayles Global Markets Sub-Account
MIST Met/AIM Capital Appreciation Sub-Account
MIST Janus Forty Sub-Account
MIST MFS Value Sub-Account
MIST Dreman Small Cap Value Sub-Account
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account
MIST BlackRock Large-Cap Core Sub-Account
MIST BlackRock High Yield Sub-Account
MIST Rainier Large Cap Equity Sub-Account
AIM V.I. Core Equity Sub-Account
AIM V.I. Capital Appreciation Sub-Account
AIM V.I. International Growth Sub-Account
AIM V.I. Basic Balanced Sub-Account
AIM V.I. Global Real Estate Sub-Account
MFS Research Sub-Account
MFS Investors Trust Sub-Account
MFS New Discovery Sub-Account
Oppenheimer Main Street Fund/VA Sub-Account
Oppenheimer Bond Sub-Account
Oppenheimer Strategic Bond Sub-Account
Oppenheimer Main Street Small-Cap Sub-Account
Oppenheimer Money Sub-Account
Fidelity VIP Asset Manager Sub-Account
Fidelity VIP Growth Sub-Account
Fidelity VIP Contrafund Sub-Account**
Fidelity VIP Overseas Sub-Account
Fidelity VIP Equity-Income Sub-Account
Fidelity VIP Index 500 Sub-Account
Fidelity VIP Money Market Sub-Account
Fidelity VIP Mid-Cap Sub-Account

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

DWS International Sub-Account
MSF FI Mid-Cap Opportunities Sub-Account
MSF FI Large Cap Sub-Account
MSF FI Value Leaders Sub-Account
MSF Russell 2000 Index Sub-Account**
MSF FI International Stock Sub-Account
MSF MetLife Stock Index Sub-Account**
MSF BlackRock Legacy Large-Cap Growth Sub-Account
MSF BlackRock Strategic Value Sub-Account
MSF BlackRock Bond Income Sub-Account**
MSF BlackRock Large-Cap Value Sub-Account
MSF Lehman Brothers Aggregate Bond Index Sub-Account
MSF Harris Oakmark Large-Cap Value Sub-Account
MSF Morgan Stanley EAFE Index Sub-Account
MSF MFS Total Return Sub-Account**
MSF MetLife Mid-Cap Stock Index Sub-Account
MSF Davis Venture Value Sub-Account**
MSF Harris Oakmark Focused Value Sub-Account**
MSF Jennison Growth Sub-Account
MSF BlackRock Money Market Sub-Account**
MSF T. Rowe Price Small-Cap Growth Sub-Account
MSF Western Asset Management U.S. Government Sub-Account**
MSF Oppenheimer Global Equity Sub-Account
MSF MetLife Aggressive Allocation Sub-Account
MSF MetLife Conservative Allocation Sub-Account
MSF MetLife Conservative to Moderate Allocation Sub-Account
MSF MetLife Moderate Allocation Sub-Account
MSF MetLife Moderate to Aggressive Allocation Sub-Account
Van Kampen LIT Strategic Growth Sub-Account
Van Kampen LIT Enterprise Sub-Account
Van Kampen LIT Growth and Income Sub-Account
Van Kampen LIT Comstock Sub-Account
Federated Equity Income Sub-Account
Federated High Income Bond Sub-Account
Federated Mid-Cap Growth Strategy Sub-Account
Neuberger Genesis Sub-Account**
Alger American Small Capitalization Sub-Account
T. Rowe Price Growth Sub-Account
T. Rowe Price International Sub-Account
T. Rowe Price Prime Reserve Sub-Account
Janus Aspen Worldwide Growth Sub-Account
American Funds Global Small Capitalization Sub-Account
American Funds Growth Sub-Account
American Funds Growth-Income Sub-Account
American Funds Global Growth Sub-Account
American Funds Bond Sub-Account
AllianceBernstein Large Cap Growth Sub-Account
FTVIPT Templeton Developing Markets Sub-Account

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

FTVIPT Mutual Shares Securities Sub-Account
FTVIPT Templeton Foreign Securities Sub-Account
FTVIPT Templeton Growth Securities Sub-Account
FTVIPT Income Securities Sub-Account
FTVIPT Templeton Global Income Securities Sub-Account
FTVIPT Templeton Small Cap Value Securities Sub-Account
Van Kampen UIF Equity and Income Sub-Account
Van Kampen UIF U.S. Real Estate Sub-Account
Van Kampen UIF U.S. Mid Cap Value Sub-Account
Pioneer VCT Mid-Cap Value Sub-Account
LMPVET Small Cap Growth Sub-Account
LMPVET Investors Sub-Account
LMPVET Equity Index Sub-Account
LMPVET Fundamental Value Sub-Account
LMPVET Appreciation Sub-Account
LMPVET Aggressive Growth Sub-Account
LMPVET Large Cap Growth Sub-Account
LMPVET Social Awareness Sub-Account
LMPVET Capital and Income Sub-Account
LMPVET Capital Sub-Account
LMPVET Global Equity Sub-Account
LMPVET Dividend Strategy Sub-Account
LMPVET Lifestyle Allocation 50% Sub-Account
LMPVET Lifestyle Allocation 70% Sub-Account
LMPVET Lifestyle Allocation 85% Sub-Account
LMPVIT Adjustable Rate Income Sub-Account
LMPVIT Global High Yield Bond Sub-Account
LMPVIT Money Market Sub-Account

**This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.

The following Sub-Accounts ceased operations during the year ended December 31, 2007:

MIST Met/Putnam Capital Opportunities Sub-Account
MIST Pioneer Mid-Cap Value Sub-Account
Putnam VT Small Cap Value Sub-Account
LMPV Capital and Income Sub-Account
LMPV Large Cap Value Sub-Account
LMPV Multiple Discipline Sub-Account-Large Cap Growth and Value
LMPV Premier Selections All Cap Growth Sub-Account
LMPV Growth and Income Sub-Account

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)


The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2007:

 NAME CHANGES:

 Old Name                               New Name
 --------                               --------
 Legg Mason Partners Variable           Legg Mason Partners Variable
   Lifestyle Balanced Portfolio           Lifestyle Allocation 50%
 Legg Mason Partners Variable           Legg Mason Partners Variable
   Lifestyle Growth Portfolio             Lifestyle Allocation 70%
 Legg Mason Partners Variable           Legg Mason Partners Variable
   Lifestyle High Growth Portfolio        Lifestyle Allocation 85%
 Legg Mason Partners Variable Social    Legg Mason Partners Variable Social
   Awareness Stock Portfolio              Awareness Portfolio
 Legg Mason Partners Variable Multiple  Legg Mason Partners Variable Capital
   Discipline Portfolio--Balanced All     and Income Portfolio
   Cap Growth and Value
 Janus Capital Appreciation Portfolio   Janus Forty Portfolio
 RCM Global Technology Portfolio        RCM Technology Portfolio
 Legg Mason Aggressive Growth Portfolio Legg Mason Partners Aggressive Growth
                                          Portfolio
 Legg Mason Partners Variable Multiple  Legg Mason Partners Variable Capital
   Discipline Portfolio--All Cap          Portfolio
   Growth and Value
 Legg Mason Partners Variable Multiple  Legg Mason Partners Variable Global
   Discipline Portfolio--Global All       Equity Portfolio
   Cap Growth and Value

MERGERS:

Old Name                               New Name
--------                               --------
Pioneer Mid-Cap Value Portfolio        Lazard Mid Cap Portfolio
Met/Putnam Capital Opportunities       Lazard Mid Cap Portfolio
  Portfolio
Legg Mason Partners Variable Large     Legg Mason Partners Variable
  Cap Value Portfolio                    Investors Portfolio
Legg Mason Partners Variable Growth    Legg Mason Partners Variable
  and Income Portfolio                   Appreciation Portfolio
Legg Mason Partners Variable Premier   Legg Mason Partners Variable
  Selections All Cap Growth Portfolio    Aggressive Growth Portfolio
Legg Mason Partners Variable Capital   Legg Mason Partners Variable Multiple
  and Income Portfolio                   Discipline Portfolio--Balanced All
                                         Cap Growth and Value
Legg Mason Partners Variable Multiple  Legg Mason Partners Variable
  Discipline Portfolio--Large Cap        Appreciation Portfolio
  Growth and Value

SUBSTITUTIONS:

Old Name                               New Name
--------                               --------
Putnam VT Small Cap Value Fund         Third Avenue Small-Cap Value Portfolio

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONCLUDED)


This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund, which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

VALUATION OF INVESTMENTS
Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS
The contract owner has the opportunity to transfer funds between Sub-Accounts within the Separate Account or the fixed account, which is an investment option in the Company's general account.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES--AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statement of operations:

   Mortality and Expense Risk--The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

   Administrative--The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution of each contract and the Separate Account.

   Optional Death Benefit Rider--For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

   Distribution Expense--The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

   Guaranteed Minimum Accumulation Benefit--For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)



   The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

             Mortality and Expense Risk              0.74% - 1.60%
             -----------------------------------------------------
             Administrative                          0.15% - 0.25%
             -----------------------------------------------------
             Optional Death Benefit Rider            0.10% - 0.35%
             -----------------------------------------------------
             Distribution Expense                            0.10%
             -----------------------------------------------------
             Guaranteed Minimum Accumulation Benefit         1.50%

   The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, if less, 2% of the amount transferred, from the contract value. An administrative charge is also assessed of $21.50 plus $2.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. A transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders as well as $10 for annuitizations. For those contract owners who choose optional living benefit riders, these charges range from .25% to 1.50% of your account value and are charged at each contract anniversary date. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets.

Certain investments in the various portfolios, series or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENT OF INVESTMENTS


                                                                      FOR THE YEAR ENDED
                                        AS OF DECEMBER 31, 2007       DECEMBER 31, 2007
                                       ------------------------- ----------------------------
                                                                    COST OF       PROCEEDS
                                         SHARES      COST ($)    PURCHASES ($) FROM SALES ($)
                                       ----------- ------------- ------------- --------------
 MIST Lord Abbett Growth and Income
   Sub-Account........................  28,591,309   729,691,981    58,073,171  120,161,062
 MIST Lord Abbett Bond Debenture
   Sub-Account........................  23,037,853   281,500,167    29,080,746   49,364,698
 MIST Van Kampen Mid-Cap Growth
   Sub-Account........................   2,049,942    22,164,237    17,336,223    1,425,965
 MIST Lord Abbett Mid-Cap Value
   Sub-Account........................     825,238    17,573,296    10,219,282    1,704,978
 MIST Lazard Mid-Cap Sub-Account......  10,021,125   133,960,752    73,119,275   61,565,371
 MIST Met/AIM Small-Cap Growth
   Sub-Account........................  12,342,477   154,146,075    29,747,630   43,434,398
 MIST Harris Oakmark International
   Sub-Account........................  22,485,302   338,277,313    84,417,639   70,613,594
 MIST Third Avenue Small-Cap Value
   Sub-Account........................  20,182,547   287,714,217    54,629,751   70,235,780
 MIST Oppenheimer Capital Appreciation
   Sub-Account........................  35,980,261   300,664,303    34,794,114   62,808,729
 MIST Legg Mason Partners Aggressive
   Growth Sub-Account.................  14,041,389   101,718,893    15,328,857   20,200,065
 MIST PIMCO Total Return
   Sub-Account........................  38,575,919   443,563,417    57,001,843   46,197,910
 MIST RCM Technology Sub-Account......  11,610,500    59,662,492    28,499,116   13,947,211
 MIST PIMCO Inflation Protected Bond
   Sub-Account........................  23,365,960   246,976,228    21,364,100   36,556,908
 MIST T. Rowe Price Mid-Cap Growth
   Sub-Account........................  25,056,318   186,169,523    43,254,742   47,996,794
 MIST MFS Research International
   Sub-Account........................  24,126,780   288,589,166    98,337,849   31,380,555
 MIST Neuberger Berman Real Estate
   Sub-Account........................   7,185,480   111,090,038    38,396,745   40,186,345
 MIST Turner Mid-Cap Growth
   Sub-Account........................   4,555,258    55,792,686    21,102,621   11,468,241
 MIST Goldman Sachs Mid-Cap Value
   Sub-Account........................  10,352,850   134,861,832    39,968,790   25,336,132
 MIST MetLife Defensive Strategy
   Sub-Account........................  53,369,824   576,135,628   332,086,068  140,114,319
 MIST MetLife Moderate Strategy
   Sub-Account........................ 136,928,930 1,462,161,117   414,314,169   58,194,209
 MIST MetLife Balanced Strategy
   Sub-Account........................ 418,582,414 4,595,184,121 1,229,343,632   52,991,940
 MIST MetLife Growth Strategy
   Sub-Account........................ 490,635,074 5,765,355,000 2,218,759,531   14,739,113
 MIST MetLife Aggressive Strategy
   Sub-Account........................  48,253,106   545,442,308    85,332,152   85,962,913

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENT OF INVESTMENTS -- (CONTINUED)

                                                                          FOR THE YEAR ENDED
                                             AS OF DECEMBER 31, 2007      DECEMBER 31, 2007
                                             ----------------------  ----------------------------
                                                                        COST OF       PROCEEDS
                                               SHARES     COST ($)   PURCHASES ($) FROM SALES ($)
                                             ----------  ----------- ------------- --------------
 MIST Van Kampen Comstock Sub-Account.......  5,436,201   61,367,834   24,374,976     9,672,090
 MIST Legg Mason Value Equity
   Sub-Account..............................  5,522,768   59,650,761   27,188,827     5,535,213
 MIST Met/Putnam Capital Opportunities
   Sub-Account (a)..........................         --           --      489,680       861,258
 MIST MFS Emerging Markets Equity
   Sub-Account..............................  4,334,916   54,776,847   51,918,067     7,073,446
 MIST Loomis Sayles Global Markets
   Sub-Account..............................  4,196,265   50,869,729   46,852,089     3,925,637
 MIST Met/AIM Capital Appreciation
   Sub-Account..............................    193,266    2,269,924    1,386,262       324,502
 MIST Janus Forty Sub-Account...............    103,993    7,883,162    6,909,388       360,293
 MIST MFS Value Sub-Account.................  1,285,176   18,754,442   13,255,021       478,794
 MIST Dreman Small Cap Value Sub-Account....    848,304   11,595,687    7,545,434       917,092
 MIST Pioneer Fund Sub-Account..............    569,970    8,346,442    5,059,615       349,579
 MIST Pioneer Mid-Cap Value
   Sub-Account (a)..........................         --           --    2,217,510     5,838,404
 MIST Pioneer Strategic Income Sub-Account..  9,797,873   94,692,154   56,816,662       203,205
 MIST BlackRock Large-Cap Core
   Sub-Account..............................    403,588    4,436,089    6,231,548     3,684,889
 MIST BlackRock High Yield Sub-Account......    904,416    7,641,085    5,838,129     1,275,976
 MIST Rainier Large Cap Equity
   Sub-Account (b)..........................    639,064    6,310,324    6,361,315        52,418
 AIM V.I. Core Equity Sub-Account...........     29,514      744,633       22,737       415,787
 AIM V.I. Capital Appreciation Sub-Account..     14,760      375,819        6,483       270,872
 AIM V.I. International Growth Sub-Account..    359,542   11,780,790   11,454,168       467,637
 AIM V.I. Basic Balanced Sub-Account........     57,056      642,593       24,787       329,531
 AIM V.I. Global Real Estate Sub-Account (c)     69,766    1,874,606    1,890,506        14,725
 MFS Research Sub-Account...................      9,830      160,321        2,403       107,099
 MFS Investors Trust Sub-Account............      5,618      100,353       11,358        63,237
 MFS New Discovery Sub-Account..............      5,977       94,138       27,333       128,383
 Oppenheimer Main Street Fund/VA
   Sub-Account..............................      9,936      204,089        3,203        81,978
 Oppenheimer Bond Sub-Account...............     23,918      260,857       16,427        72,082
 Oppenheimer Strategic Bond Sub-Account.....      8,384       40,180        1,725         9,136
 Oppenheimer Main Street Small-Cap
   Sub-Account..............................    461,077    8,612,810    8,512,214        44,284
 Oppenheimer Money Sub-Account..............    168,182      168,182        9,556        28,800
 Fidelity VIP Asset Manager Sub-Account.....  8,634,277  135,789,431   13,289,525    18,523,589
 Fidelity VIP Growth Sub-Account............  5,302,253  200,846,614    4,521,875    31,445,799
 Fidelity VIP Contrafund Sub-Account........ 13,529,387  331,353,802  109,004,093    33,363,332
 Fidelity VIP Overseas Sub-Account..........    447,384    8,598,295    1,444,666     2,046,358
 Fidelity VIP Equity-Income Sub-Account.....    572,732   13,668,924    1,604,038     4,690,138
 Fidelity VIP Index 500 Sub-Account.........    748,767   96,503,505    4,706,345    20,246,969

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENT OF INVESTMENTS -- (CONTINUED)

                                                                       FOR THE YEAR ENDED
                                          AS OF DECEMBER 31, 2007      DECEMBER 31, 2007
                                          ----------------------  ----------------------------
                                                                     COST OF       PROCEEDS
                                            SHARES     COST ($)   PURCHASES ($) FROM SALES ($)
                                          ----------  ----------- ------------- --------------
 Fidelity VIP Money Market Sub-Account... 38,182,736   38,182,736    8,293,250     5,717,786
 Fidelity VIP Mid-Cap Sub-Account........  1,136,586   38,423,899   25,139,692       215,725
 DWS International Sub-Account...........  2,612,460   28,558,835    2,930,729     3,108,540
 MSF FI Mid-Cap Opportunities Sub-Account    308,370    5,503,253    1,584,148       731,494
 MSF FI Large Cap Sub-Account............    325,227    4,764,362    3,279,317       666,001
 MSF FI Value Leaders Sub-Account........     23,205    4,650,063    3,264,331     1,124,848
 MSF Russell 2000 Index Sub-Account......    565,295    8,270,287    2,185,600     1,544,247
 MSF FI International Stock Sub-Account..    405,129    6,026,908    3,598,593       538,476
 MSF MetLife Stock Index Sub-Account.....  8,260,954  245,611,445   30,894,287    50,399,599
 MSF BlackRock Legacy Large-Cap Growth
   Sub-Account...........................     39,142      953,390      789,577       417,304
 MSF BlackRock Strategic Value
   Sub-Account...........................    851,991   14,628,259    3,008,859     1,293,576
 MSF BlackRock Bond Income Sub-Account...    271,427   29,062,204   19,604,919     2,272,217
 MSF BlackRock Large-Cap Value
   Sub-Account...........................    275,864    3,718,002    2,244,255       687,359
 MSF Lehman Brothers Aggregate Bond Index
   Sub-Account...........................    569,376    6,078,528    2,298,944       808,573
 MSF Harris Oakmark Large-Cap Value
   Sub-Account...........................    442,183    6,015,662    1,464,864     1,026,671
 MSF Morgan Stanley EAFE Index
   Sub-Account...........................  1,086,952   15,408,801    6,261,654     3,053,519
 MSF MFS Total Return Sub-Account........    326,543   49,190,828   24,083,781     2,153,852
 MSF MetLife Mid-Cap Stock Index
   Sub-Account...........................  1,000,429   14,336,073    5,096,710     2,307,162
 MSF Davis Venture Value Sub-Account..... 16,546,275  438,286,302   18,335,945    74,166,091
 MSF Harris Oakmark Focused Value
   Sub-Account...........................  1,471,825  336,398,770   55,742,092    68,758,978
 MSF Jennison Growth Sub-Account......... 13,469,523  142,372,149   16,893,571    29,227,135
 MSF BlackRock Money Market
   Sub-Account...........................  2,416,017  241,601,700  286,275,535   232,251,416
 MSF T. Rowe Price Small-Cap Growth
   Sub-Account...........................     74,079    1,170,015      362,764       308,026
 MSF Western Asset Management U.S.
   Government Sub-Account................  3,587,276   43,832,360   35,928,568    15,992,387
 MSF Oppenheimer Global Equity
   Sub-Account...........................    572,679    9,632,577    6,788,425       604,920
 MSF MetLife Aggressive Allocation
   Sub-Account...........................    190,620    2,377,163    1,497,528       344,830
 MSF MetLife Conservative Allocation
   Sub-Account...........................    243,087    2,499,771      605,256       116,258
 MSF MetLife Conservative To Moderate
   Allocation Sub-Account................    392,901    4,208,917    1,775,405       475,874

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENT OF INVESTMENTS -- (CONTINUED)

                                                                            FOR THE YEAR ENDED
                                               AS OF DECEMBER 31, 2007      DECEMBER 31, 2007
                                               ----------------------- ----------------------------
                                                                          COST OF       PROCEEDS
                                                SHARES     COST ($)    PURCHASES ($) FROM SALES ($)
                                               ---------  -----------  ------------- --------------
 MSF MetLife Moderate Allocation
   Sub-Account................................ 3,357,633   38,485,189    23,334,345    2,129,802
 MSF MetLife Moderate To Aggressive Allocation
   Sub-Account................................ 4,971,036   59,575,137    39,149,580      672,571
 Van Kampen LIT Strategic Growth
   Sub-Account................................   274,958    8,000,636     4,144,135    1,021,109
 Van Kampen LIT Enterprise Sub-Account........     7,040      105,406        14,366       65,213
 Van Kampen LIT Growth and Income
   Sub-Account................................ 2,302,538   48,597,332    30,708,782      859,875
 Van Kampen LIT Comstock Sub-Account.......... 5,598,922   79,571,617    49,292,203      451,177
 Federated Equity Income Sub-Account..........     1,925       24,850         2,644       69,524
 Federated High Income Bond Sub-Account.......    16,938      130,402        10,439       10,259
 Federated Mid-Cap Growth Strategy
   Sub-Account................................     4,622      128,678            --       80,395
 Neuberger Genesis Sub-Account................       285        9,781         2,054        1,949
 Alger American Small Capitalization
   Sub-Account................................ 2,374,990   69,308,821     1,530,713    8,871,535
 T. Rowe Price Growth Sub-Account.............   311,534    8,724,523       916,841    1,491,834
 T. Rowe Price International Sub-Account......    81,499    1,164,214       241,753      219,714
 T. Rowe Price Prime Reserve Sub-Account...... 1,750,411    1,750,411       931,712      700,451
 Janus Aspen Worldwide Growth Sub-Account.....       281        6,608            76          822
 American Funds Global Small Capitalization
   Sub-Account................................ 1,300,070   31,236,965    17,418,612    3,645,822
 American Funds Growth Sub-Account............ 3,683,504  231,592,984   133,819,490    3,212,033
 American Funds Growth-Income Sub-Account..... 3,696,748  152,828,855    84,872,559    2,162,345
 American Funds Global Growth Sub-Account..... 4,193,940   98,481,131    67,091,952      126,974
 American Funds Bond Sub-Account (c)..........   602,009    6,827,910     6,908,870       81,759
 AllianceBernstein Large Cap Growth
   Sub-Account................................    36,096      962,586       624,006      327,727
 FTVIPT Franklin Templeton Developing Markets
   Sub-Account................................ 1,627,443   22,213,284    14,080,282    1,994,461
 FTVIPT Franklin Mutual Shares Securities
   Sub-Account................................ 3,536,059   71,735,325    44,569,002      561,242
 FTVIPT Franklin Templeton Foreign Securities
   Sub-Account................................ 2,790,076   51,396,959    31,325,460    2,056,080
 FTVIPT Franklin Templeton Growth Securities
   Sub-Account................................ 2,467,381   38,438,416    25,000,696      681,412
 FTVIPT Franklin Income Securities
   Sub-Account................................ 5,113,794   88,527,555    63,152,043    2,022,946
 FTVIPT Franklin Templeton Global Income
   Securities Sub-Account (c).................   244,097    4,005,248     4,047,825       42,825
 FTVIPT Franklin Templeton Small Cap Value
   Securities Sub-Account (c).................   129,175    2,316,697     2,359,521       39,995

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENT OF INVESTMENTS -- (CONCLUDED)

                                                                      FOR THE YEAR ENDED
                                         AS OF DECEMBER 31, 2007      DECEMBER 31, 2007
                                         ----------------------  ----------------------------
                                                                    COST OF       PROCEEDS
                                           SHARES     COST ($)   PURCHASES ($) FROM SALES ($)
                                         ----------  ----------- ------------- --------------
 Van Kampen UIF Equity and Income
   Sub-Account.......................... 11,268,993  165,858,158  102,155,355     1,206,908
 Van Kampen UIF U.S. Real Estate
   Sub-Account..........................  2,399,494   66,346,805   43,958,901     2,605,857
 Van Kampen UIF U.S. Mid Cap Value
   Sub-Account (c)......................    148,857    2,882,151    2,912,328        26,325
 Pioneer VCT Mid-Cap Value Sub-Account..  1,397,233   28,803,946   20,880,421       320,936
 LMPVET Small Cap Growth Sub-Account....    725,563   11,035,745    6,987,343       204,311
 LMPVET Investors Sub-Account...........    284,480    4,816,729    3,396,052       691,334
 LMPV Capital and Income Sub-Account (a)         --           --   14,115,820    50,608,066
 LMPVET Equity Index Sub-Account........  1,970,121   66,263,781   30,419,730     3,425,161
 LMPVET Fundamental Value Sub-Account...  3,894,138   88,379,095   46,617,755       339,850
 LMPVET Appreciation Sub-Account........  3,167,415   84,867,644   49,274,094     1,213,214
 LMPVET Aggressive Growth Sub-Account...  7,845,511  124,615,435   55,527,893     1,291,806
 LMPVET Large Cap Growth Sub-Account....    597,673    9,246,974    5,041,145     1,450,512
 LMPV Large Cap Value Sub-Account (a)...         --           --      497,454     1,744,670
 LMPVET Social Awareness Sub-Account....     22,715      614,916      411,000        73,201
 LMPVET Capital and Income
   Sub-Account (^)......................  4,830,814   69,528,138   70,447,378     3,086,421
 LMPVET Multiple Discipline Sub-Account-
   Large-Cap Growth and Value (d).......         --           --    1,380,558     2,528,636
 LMPVET Capital Sub-Account.............    568,805    9,433,918    5,879,164     1,107,701
 LMPVET Global Equity Sub-Account.......    432,410    7,560,837    3,354,139       765,979
 LMPV Premier Selections All Cap Growth
   Sub-Account (a)......................         --           --      180,974       382,228
 LMPVET Dividend Strategy Sub-Account...    787,387    8,063,168    5,400,214       267,565
 LMPV Growth and Income Sub-Account (a).         --           --    1,331,777     5,113,584
 LMPVET Lifestyle Allocation 50%
   Sub-Account..........................    762,512    9,730,360    7,600,335       673,193
 LMPVET Lifestyle Allocation 70%
   Sub-Account..........................    322,125    3,852,715    3,612,360        92,575
 LMPVET Lifestyle Allocation 85%
   Sub-Account..........................  1,228,290   17,217,741   17,007,557       102,436
 LMPVIT Adjustable Rate Income
   Sub-Account..........................    333,589    3,363,422    1,587,550       507,512
 LMPVIT Global High Yield Bond
   Sub-Account..........................  4,501,561   44,607,653   27,940,524       582,184
 LMPVIT Money Market Sub-Account........ 44,647,967   44,647,967   54,703,388    30,732,317

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                               MIST LORD ABBETT GROWTH  MIST LORD ABBETT BOND      MIST VAN KAMPEN
                                     AND INCOME               DEBENTURE            MID-CAP GROWTH
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                               ----------------------- ----------------------- -----------------------
                                  2007        2006        2007        2006        2007        2006
                                  ----        ----        ----        ----        ----        ----
Units beginning of year.......  20,191,907  21,638,608  16,856,041  17,901,873     612,842      30,352
Units issued and transferred
  from other funding
  options.....................   1,683,824   2,126,006   2,435,310   2,644,057   1,574,624     658,407
Units redeemed and transferred
  to other funding options.... (3,759,059) (3,572,707) (4,128,405) (3,689,889)   (341,895)    (75,917)
                               ----------- ----------- ----------- ----------- ----------- -----------
Units end of year.............  18,116,672  20,191,907  15,162,946  16,856,041   1,845,571     612,842
                               =========== =========== =========== =========== =========== ===========

                                 MIST HARRIS OAKMARK      MIST THIRD AVENUE       MIST OPPENHEIMER
                                    INTERNATIONAL          SMALL-CAP VALUE      CAPITAL APPRECIATION
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                               ----------------------- ----------------------- -----------------------
                                  2007        2006        2007        2006        2007        2006
                                  ----        ----        ----        ----        ----        ----
Units beginning of year.......  20,892,628  18,995,708  20,363,980  20,096,109  39,279,261  43,028,313
Units issued and transferred
  from other funding
  options.....................   5,594,038   6,105,509   3,684,421   4,638,533   4,561,846   4,080,506
Units redeemed and transferred
  to other funding options.... (6,472,953) (4,208,589) (5,615,596) (4,370,662) (9,207,107) (7,829,558)
                               ----------- ----------- ----------- ----------- ----------- -----------
Units end of year.............  20,013,713  20,892,628  18,432,805  20,363,980  34,634,000  39,279,261
                               =========== =========== =========== =========== =========== ===========

                                MIST PIMCO INFLATION     MIST T. ROWE PRICE       MIST MFS RESEARCH
                                   PROTECTED BOND          MID-CAP GROWTH           INTERNATIONAL
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                               ----------------------- ----------------------- -----------------------
                                  2007        2006        2007        2006        2007        2006
                                  ----        ----        ----        ----        ----        ----
Units beginning of year.......  22,804,934  24,805,097  26,478,451  27,249,715  18,205,030  16,139,182
Units issued and transferred
  from other funding
  options.....................   4,910,828   4,559,621   7,035,129   5,497,939   6,500,324   6,101,516
Units redeemed and transferred
  to other funding options.... (6,374,954) (6,559,784) (8,347,595) (6,269,203) (5,098,987) (4,035,668)
                               ----------- ----------- ----------- ----------- ----------- -----------
Units end of year.............  21,340,808  22,804,934  25,165,985  26,478,451  19,606,367  18,205,030
                               =========== =========== =========== =========== =========== ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

       MIST LORD ABBETT            MIST LAZARD            MIST MET/AIM
         MID-CAP VALUE               MID-CAP            SMALL-CAP GROWTH
          SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
    -----------------------  ----------------------- -----------------------
       2007         2006        2007        2006        2007        2006
       ----         ----        ----        ----        ----        ----
        363,014       14,110   7,830,725   8,655,654  12,354,489  13,246,176

        363,734      374,856   4,908,011   1,152,205   3,169,875   2,280,197

      (117,183)     (25,952) (4,879,744) (1,977,134) (4,071,501) (3,171,884)
    -----------  ----------- ----------- ----------- ----------- -----------
        609,565      363,014   7,858,992   7,830,725  11,452,863  12,354,489
    ===========  =========== =========== =========== =========== ===========

    MIST LEGG MASON PARTNERS
       AGGRESSIVE GROWTH     MIST PIMCO TOTAL RETURN   MIST RCM TECHNOLOGY
          SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
    -----------------------  ----------------------- -----------------------
       2007         2006        2007        2006        2007        2006
       ----         ----        ----        ----        ----        ----
     15,227,592   16,090,265  37,317,040  36,618,285  10,314,725  10,443,953

      2,170,883    2,852,514   9,478,057   8,630,738   6,210,567   3,262,340

    (3,909,937)  (3,715,187) (9,256,025) (7,931,983) (4,138,768) (3,391,568)
    -----------  ----------- ----------- ----------- ----------- -----------
     13,488,538   15,227,592  37,539,072  37,317,040  12,386,524  10,314,725
    ===========  =========== =========== =========== =========== ===========

     MIST NEUBERGER BERMAN     MIST TURNER MID-CAP     MIST GOLDMAN SACHS
          REAL ESTATE                GROWTH               MID-CAP VALUE
          SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
    -----------------------  ----------------------- -----------------------
       2007         2006        2007        2006        2007        2006
       ----         ----        ----        ----        ----        ----
      7,072,940    5,060,098   3,921,915   3,230,076   9,011,063   7,266,539

      2,852,786    3,403,050   1,959,208   1,786,647   3,237,590   3,665,419

    (3,686,796)  (1,390,208) (1,408,790) (1,094,808) (3,070,266) (1,920,895)
    -----------  ----------- ----------- ----------- ----------- -----------
      6,238,930    7,072,940   4,472,333   3,921,915   9,178,387   9,011,063
    ===========  =========== =========== =========== =========== ===========

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                               MIST METLIFE              MIST METLIFE              MIST METLIFE
                            DEFENSIVE STRATEGY         MODERATE STRATEGY         BALANCED STRATEGY
                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                         ------------------------- ------------------------- -------------------------
                             2007         2006         2007         2006         2007         2006
                             ----         ----         ----         ----         ----         ----
Units beginning of
  year..................   35,961,422   26,019,030  106,444,385   81,402,093  324,915,762  244,234,395
Units issued and
  transferred from other
  funding options.......   41,020,218   25,448,410   51,227,514   44,168,009  133,626,233  115,776,700
Units redeemed and
  transferred to other
  funding options....... (25,022,165) (15,506,018) (24,741,895) (19,125,717) (50,778,626) (35,095,333)
                         ------------ ------------ ------------ ------------ ------------ ------------
Units end of year.......   51,959,475   35,961,422  132,930,004  106,444,385  407,763,369  324,915,762
                         ============ ============ ============ ============ ============ ============

                              MIST LEGG MASON           MIST MET/PUTNAM          MIST MFS EMERGING
                               VALUE EQUITY          CAPITAL OPPORTUNITIES        MARKETS EQUITY
                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                         ------------------------- ------------------------- -------------------------
                             2007         2006       2007 (A)       2006         2007         2006
                             ----         ----       --------       ----         ----         ----
Units beginning of
  year..................    3,602,950      125,789       19,711           --      901,069           --
Units issued and
  transferred from other
  funding options.......    3,292,052    4,061,141       23,495       20,726    4,772,206    1,000,591
Units redeemed and
  transferred to other
  funding options.......  (1,286,830)    (583,980)     (43,206)      (1,015)  (1,257,678)     (99,522)
                         ------------ ------------ ------------ ------------ ------------ ------------
Units end of year.......    5,608,172    3,602,950           --       19,711    4,415,597      901,069
                         ============ ============ ============ ============ ============ ============

                                                          MIST DREMAN
                              MIST MFS VALUE            SMALL CAP VALUE          MIST PIONEER FUND
                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                         ------------------------- ------------------------- -------------------------
                             2007         2006         2007         2006         2007         2006
                             ----         ----         ----         ----         ----         ----
Units beginning of
  year..................      386,214           --      386,322           --      202,477           --
Units issued and
  transferred from other
  funding options.......      891,878      423,924      637,623      403,408      289,963      236,416
Units redeemed and
  transferred to other
  funding options.......    (116,573)     (37,710)    (158,462)     (17,086)     (51,130)     (33,939)
                         ------------ ------------ ------------ ------------ ------------ ------------
Units end of year.......    1,161,519      386,214      865,483      386,322      441,310      202,477
                         ============ ============ ============ ============ ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

          MIST METLIFE              MIST METLIFE          MIST VAN KAMPEN
         GROWTH STRATEGY        AGGRESSIVE STRATEGY          COMSTOCK
           SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
    ------------------------- ------------------------ ---------------------
        2007         2006         2007        2006        2007       2006
        ----         ----         ----        ----        ----       ----

     325,383,030  203,679,869   49,085,211  42,330,798   4,218,383 1,605,458

     202,581,542  146,369,736    8,786,059  15,521,227   2,881,514 3,193,363

    (46,489,005) (24,666,575) (11,613,037) (8,766,814) (1,769,180) (580,438)
    ------------ ------------ ------------ ----------- ----------- ---------
     481,475,567  325,383,030   46,258,233  49,085,211   5,330,717 4,218,383
    ============ ============ ============ =========== =========== =========

       MIST LOOMIS SAYLES           MIST MET/AIM
         GLOBAL MARKETS         CAPITAL APPRECIATION     MIST JANUS FORTY
           SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
    ------------------------- ------------------------ ---------------------
        2007         2006         2007        2006        2007       2006
        ----         ----         ----        ----        ----       ----

         754,781           --       78,887          --      12,842        --


       4,330,872      831,554       91,296      95,335      54,433    13,762

       (811,330)     (76,773)     (23,777)    (16,448)     (5,231)     (920)
    ------------ ------------ ------------ ----------- ----------- ---------
       4,274,323      754,781      146,406      78,887      62,044    12,842
    ============ ============ ============ =========== =========== =========

          MIST PIONEER              MIST PIONEER          MIST BLACKROCK
          MID-CAP VALUE           STRATEGIC INCOME        LARGE-CAP CORE
           SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
    ------------------------- ------------------------ ---------------------
      2007 (A)       2006         2007        2006        2007       2006
      --------       ----         ----        ----        ----       ----

         325,656           --    2,004,763          --     176,805        --


         125,596      394,190    3,333,394   2,113,879     554,103   191,231


       (451,252)     (68,534)    (358,194)   (109,116)   (340,464)  (14,426)
    ------------ ------------ ------------ ----------- ----------- ---------
              --      325,656    4,979,963   2,004,763     390,444   176,805
    ============ ============ ============ =========== =========== =========

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                    MIST BLACKROCK    MIST RAINIER LARGE         AIM V.I.
                                      HIGH YIELD          CAP EQUITY            CORE EQUITY
                                      SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                  ------------------- ------------------- -----------------------
                                    2007      2006         2007 (B)          2007        2006
                                    ----      ----         --------          ----        ----
Units beginning of year..........   198,218        --                  --     265,665          --
Units issued and transferred from
  other funding options..........   378,633   213,070             673,551       2,707     304,054
Units redeemed and transferred to
  other funding options.......... (126,419)  (14,852)            (33,254)    (86,373)    (38,389)
                                  --------- ---------            -------  ----------- -----------
Units end of year................   450,432   198,218             640,297     181,999     265,665
                                  ========= =========             ======  =========== ===========

                                       AIM V.I.
                                  GLOBAL REAL ESTATE     MFS RESEARCH       MFS INVESTORS TRUST
                                      SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                  ------------------- ------------------- -----------------------
                                       2007 (C)         2007      2006       2007        2006
                                       --------         ----      ----       ----        ----
Units beginning of year..........                  --    54,023    71,636      33,624      36,118
Units issued and transferred from
  other funding options..........             160,999       121       425       1,572          --
Units redeemed and transferred to
  other funding options..........             (4,087)  (19,282)  (18,038)    (11,287)     (2,494)
                                              -----   --------- --------- ----------- -----------
Units end of year................             156,912    34,862    54,023      23,909      33,624
                                              ======  ========= ========= =========== ===========

                                      OPPENHEIMER      OPPENHEIMER MAIN         OPPENHEIMER
                                    STRATEGIC BOND     STREET SMALL-CAP            MONEY
                                      SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                  ------------------- ------------------- -----------------------
                                    2007      2006      2007      2006       2007        2006
                                    ----      ----      ----      ----       ----        ----
Units beginning of year..........     6,741     6,741    17,793    20,466      33,346      35,829
Units issued and transferred from
  other funding options..........        --        --   488,574     1,781          --          --
Units redeemed and transferred to
  other funding options..........   (1,080)        --  (13,510)   (4,454)     (4,465)     (2,483)
                                  --------- --------- --------- --------- ----------- -----------
Units end of year................     5,661     6,741   492,857    17,793      28,881      33,346
                                  ========= ========= ========= ========= =========== ===========

                                     FIDELITY VIP        FIDELITY VIP          FIDELITY VIP
                                       OVERSEAS          EQUITY-INCOME           INDEX 500
                                      SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                  ------------------- ------------------- -----------------------
                                    2007      2006      2007      2006       2007        2006
                                    ----      ----      ----      ----       ----        ----
Units beginning of year..........   951,985 1,115,424 1,227,074 1,681,844   8,294,641   9,738,122
Units issued and transferred from
  other funding options..........    27,810    53,170    12,045    16,606      34,197      42,455
Units redeemed and transferred to
  other funding options.......... (153,719) (216,609) (296,664) (471,376) (1,117,265) (1,485,936)
                                  --------- --------- --------- --------- ----------- -----------
Units end of year................   826,076   951,985   942,455 1,227,074   7,211,573   8,294,641
                                  ========= ========= ========= ========= =========== ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

              AIM V.I.                       AIM V.I. INTERNATIONAL                    AIM V.I. BASIC
  CAPITAL APPRECIATION SUB-ACCOUNT             GROWTH SUB-ACCOUNT                   BALANCED SUB-ACCOUNT
------------------------------------  ------------------------------------  ------------------------------------
          2007               2006               2007               2006               2007               2006
          ----               ----               ----               ----               ----               ----
                 125,055      146,864                  119,102      140,508                  183,755      210,112
                   1,224        3,464                  392,859        6,387                      236        4,016
                (48,668)     (25,273)                 (66,017)     (27,793)                 (58,287)     (30,373)
------------------------  ----------- ------------------------  ----------- ------------------------  -----------
                  77,611      125,055                  445,944      119,102                  125,704      183,755
========================  =========== ========================  =========== ========================  ===========

                                            OPPENHEIMER MAIN STREET
   MFS NEW DISCOVERY SUB-ACCOUNT              FUND/VA SUB-ACCOUNT               OPPENHEIMER BOND SUB-ACCOUNT
------------------------------------  ------------------------------------  ------------------------------------
          2007               2006               2007               2006               2007               2006
          ----               ----               ----               ----               ----               ----
                  28,494       32,199                   59,121       61,558                   47,067       56,108
                   2,014          601                       --           --                       --          568
                (16,925)      (4,306)                 (13,693)      (2,437)                  (9,777)      (9,609)
------------------------  ----------- ------------------------  ----------- ------------------------  -----------
                  13,583       28,494                   45,428       59,121                   37,290       47,067
========================  =========== ========================  =========== ========================  ===========

            FIDELITY VIP                          FIDELITY VIP                          FIDELITY VIP
           ASSET MANAGER                             GROWTH                              CONTRAFUND
            SUB-ACCOUNT                           SUB-ACCOUNT                           SUB-ACCOUNT
------------------------------------  ------------------------------------  ------------------------------------
          2007               2006               2007               2006               2007               2006
          ----               ----               ----               ----               ----               ----
              13,137,764   14,833,146               16,167,140   18,327,783               17,625,464   18,309,411
                 705,054      801,955                1,000,957    1,124,153                1,515,129    1,727,448
             (2,114,522)  (2,497,337)              (2,798,006)  (3,284,796)              (2,526,834)  (2,411,395)
------------------------  ----------- ------------------------  ----------- ------------------------  -----------
              11,728,296   13,137,764               14,370,091   16,167,140               16,613,759   17,625,464
========================  =========== ========================  =========== ========================  ===========

            FIDELITY VIP                          FIDELITY VIP                              DWS
            MONEY MARKET                            MID-CAP                            INTERNATIONAL
            SUB-ACCOUNT                           SUB-ACCOUNT                           SUB-ACCOUNT
------------------------------------  ------------------------------------  ------------------------------------
          2007               2006               2007               2006               2007               2006
          ----               ----               ----               ----               ----               ----
               4,981,073    4,560,029                  398,050           --                3,170,743    3,098,930
               1,687,022    1,814,819                  672,538      421,571                  419,446      491,241
             (1,519,580)  (1,393,775)                 (72,935)     (23,521)                (470,838)    (419,428)
------------------------  ----------- ------------------------  ----------- ------------------------  -----------
               5,148,515    4,981,073                  997,653      398,050                3,119,351    3,170,743
========================  =========== ========================  =========== ========================  ===========

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                           MSF FI                 MSF FI                MSF FI
                                    MID-CAP OPPORTUNITIES        LARGE CAP           VALUE LEADERS
                                         SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                  ------------------------- -------------------  ---------------------
                                      2007         2006       2007       2006       2007       2006
                                      ----         ----       ----       ----       ----       ----
Units beginning of year..........      566,610      579,118   134,065         --     126,575        --
Units issued and transferred from
  other funding options..........      132,636      136,217   186,799    144,785     143,150   146,297
Units redeemed and transferred
  to other funding options.......    (124,974)    (148,725)  (45,419)   (10,720)    (57,857)  (19,722)
                                  ------------ ------------ ---------  --------- ----------- ---------
Units end of year................      574,272      566,610   275,445    134,065     211,868   126,575
                                  ============ ============ =========  ========= =========== =========

                                    MSF BLACKROCK LEGACY       MSF BLACKROCK         MSF BLACKROCK
                                      LARGE CAP GROWTH        STRATEGIC VALUE         BOND INCOME
                                         SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                  ------------------------- -------------------  ---------------------
                                      2007         2006       2007       2006       2007       2006
                                      ----         ----       ----       ----       ----       ----
Units beginning of year..........       19,004       16,067   613,247    598,942     261,942    69,533
Units issued and transferred from
  other funding options..........       26,547       14,777   125,586    154,647     500,255   221,440
Units redeemed and transferred
  to other funding options.......     (14,098)     (11,840) (113,439)  (140,342)   (107,919)  (29,031)
                                  ------------ ------------ ---------  --------- ----------- ---------
Units end of year................       31,453       19,004   625,394    613,247     654,278   261,942
                                  ============ ============ =========  ========= =========== =========

                                     MSF MORGAN STANLEY                               MSF METLIFE
                                         EAFE INDEX         MSF MFS TOTAL RETURN  MID-CAP STOCK INDEX
                                         SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                  ------------------------- -------------------  ---------------------
                                      2007         2006       2007       2006       2007       2006
                                      ----         ----       ----       ----       ----       ----
Units beginning of year..........      910,003      636,754   647,027    183,329     751,885   538,128
Units issued and transferred from
  other funding options..........      476,312      373,976   580,681    515,081     366,411   339,064
Units redeemed and transferred
  to other funding options.......    (307,274)    (100,727) (127,568)   (51,383)   (231,732) (125,307)
                                  ------------ ------------ ---------  --------- ----------- ---------
Units end of year................    1,079,041      910,003 1,100,140    647,027     886,564   751,885
                                  ============ ============ =========  ========= =========== =========

                                                                                   MSF WESTERN ASSET
                                        MSF BLACKROCK        MSF T. ROWE PRICE        MANAGEMENT
                                        MONEY MARKET         SMALL-CAP GROWTH       U.S. GOVERNMENT
                                         SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                  ------------------------- -------------------  ---------------------
                                      2007         2006       2007       2006       2007       2006
                                      ----         ----       ----       ----       ----       ----
Units beginning of year..........   18,324,659   12,431,418    73,595     63,311   1,527,142   391,235
Units issued and transferred from
  other funding options..........   50,713,841   31,946,687    25,601     40,008   2,776,894 1,774,831
Units redeemed and transferred
  to other funding options....... (46,087,325) (26,053,446)  (21,540)   (29,724) (1,543,833) (638,924)
                                  ------------ ------------ ---------  --------- ----------- ---------
Units end of year................   22,951,175   18,324,659    77,656     73,595   2,760,203 1,527,142
                                  ============ ============ =========  ========= =========== =========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

          MSF RUSSELL                MSF FI                  MSF METLIFE
          2000 INDEX           INTERNATIONAL STOCK           STOCK INDEX
          SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
    -----------------------  ------------------------- -----------------------
       2007         2006        2007         2006         2007        2006
       ----         ----         ----         ----        ----        ----
        490,302      508,847     262,656      140,779   19,358,596  21,140,946
        123,701      214,414     200,808      187,940    3,054,410   3,435,702
      (132,099)    (232,959)    (65,131)     (66,063)  (4,528,000) (5,218,052)
    -----------  ----------- -----------  -----------  ----------- -----------
        481,904      490,302     398,333      262,656   17,885,006  19,358,596
    ===========  =========== ===========  ===========  =========== ===========

         MSF BLACKROCK         MSF LEHMAN BROTHERS       MSF HARRIS OAKMARK
        LARGE CAP VALUE       AGGREGATE BOND INDEX         LARGE CAP VALUE
          SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
    -----------------------  ------------------------- -----------------------
       2007         2006        2007         2006         2007        2006
       ----         ----         ----         ----        ----        ----
        154,904       77,212     340,120      300,648      420,888     423,013
        167,767      101,416     191,771      125,985      122,479     128,709
       (71,015)     (23,724)    (94,899)     (86,513)    (103,629)   (130,834)
    -----------  ----------- -----------  -----------  ----------- -----------
        251,656      154,904     436,992      340,120      439,738     420,888
    ===========  =========== ===========  ===========  =========== ===========

           MSF DAVIS
         VENTURE VALUE         MSF HARRIS OAKMARK        MSF JENNISON GROWTH
          SUB-ACCOUNT        FOCUSED VALUE SUB-ACCOUNT       SUB-ACCOUNT
    -----------------------  ------------------------- -----------------------
       2007         2006        2007         2006         2007        2006
       ----         ----         ----         ----        ----        ----
     43,433,483   44,607,893  21,686,262   23,942,954   15,655,366  15,959,598

      4,997,151    6,386,778   1,989,414    3,088,344    2,559,546   3,885,170
    (8,493,860)  (7,561,188) (5,123,744)  (5,345,036)  (3,939,522) (4,189,402)
    -----------  ----------- -----------  -----------  ----------- -----------
     39,936,774   43,433,483  18,551,932   21,686,262   14,275,390  15,655,366
    ===========  =========== ===========  ===========  =========== ===========


        MSF OPPENHEIMER            MSF METLIFE               MSF METLIFE
         GLOBAL EQUITY        AGGRESSIVE ALLOCATION    CONSERVATIVE ALLOCATION
          SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
    -----------------------  ------------------------- -----------------------
       2007         2006        2007         2006         2007        2006
       ----         ----         ----         ----        ----        ----
        195,337           --     101,305           --      194,471          --

        371,794      209,413     112,949      107,062       56,267     195,095

       (66,064)     (14,076)    (24,460)      (5,757)      (8,105)       (624)
    -----------  ----------- -----------  -----------  ----------- -----------
        501,067      195,337     189,794      101,305      242,633     194,471
    ===========  =========== ===========  ===========  =========== ===========

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                        MSF METLIFE CONSERVATIVE     MSF METLIFE     MSF METLIFE MODERATE
                                        TO MODERATE ALLOCATION   MODERATE ALLOCATION TO AGGRESSIVE ALLOCATION
                                            SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------------ ------------------- ------------------------
                                          2007         2006        2007      2006      2007         2006
                                            ----        ----       ----      ----        ----        ----
Units beginning of year................   273,176           --   1,554,946        -- 1,876,875           --
Units issued and transferred from other
  funding options......................   159,500      281,303   2,054,507 1,601,845 3,325,776    2,015,060
Units redeemed and transferred to other
  funding options......................  (39,767)      (8,127)   (257,799)  (46,899) (154,888)    (138,185)
                                         ---------    ---------  --------- ---------  ---------    ---------
Units end of year......................   392,909      273,176   3,351,654 1,554,946 5,047,763    1,876,875
                                         =========    =========  ========= =========  =========    =========

                                          VAN KAMPEN LIT              FEDERATED           FEDERATED
                                             COMSTOCK               EQUITY INCOME     HIGH INCOME BOND
                                            SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------------ ------------------- ------------------------
                                          2007         2006        2007      2006      2007         2006
                                            ----        ----       ----      ----        ----        ----
Units beginning of year................ 2,167,418           --      17,127    18,507    20,273       22,143
Units issued and transferred from other
  funding options...................... 3,409,984    2,242,692           1        --        --          215
Units redeemed and transferred to other
  funding options...................... (389,366)     (75,274)    (11,655)   (1,380)   (1,274)      (2,085)
                                         ---------    ---------  --------- ---------  ---------    ---------
Units end of year...................... 5,188,036    2,167,418       5,473    17,127    18,999       20,273
                                         =========    =========  ========= =========  =========    =========

                                           T. ROWE PRICE            T. ROWE PRICE       T. ROWE PRICE
                                              GROWTH                INTERNATIONAL       PRIME RESERVE
                                            SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------------ ------------------- ------------------------
                                          2007         2006        2007      2006      2007         2006
                                            ----        ----       ----      ----        ----        ----
Units beginning of year................   128,359      142,212      96,658   102,719    87,463       82,793
Units issued and transferred from other
  funding options......................    10,390       11,472       8,261     9,879    58,164       38,454
Units redeemed and transferred to other
  funding options......................  (20,494)     (25,325)    (16,948)  (15,940)  (48,672)     (33,784)
                                         ---------    ---------  --------- ---------  ---------    ---------
Units end of year......................   118,255      128,359      87,971    96,658    96,955       87,463
                                         =========    =========  ========= =========  =========    =========

                                          AMERICAN FUNDS           AMERICAN FUNDS      AMERICAN FUNDS
                                           GROWTH-INCOME            GLOBAL GROWTH           BOND
                                            SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------------ ------------------- ------------------------
                                          2007         2006        2007      2006    2007 (C)       2006
                                            ----        ----       ----      ----      --------      ----
Units beginning of year................   687,630      199,680   1,374,016    22,386        --           --
Units issued and transferred from other
  funding options......................   816,095      587,110   2,671,069 1,430,369   430,306           --
Units redeemed and transferred to other
  funding options...................... (133,851)     (99,160)   (368,771)  (78,739)  (16,446)           --
                                         ---------    ---------  --------- ---------  ---------    ---------
Units end of year...................... 1,369,874      687,630   3,676,314 1,374,016   413,860           --
                                         =========    =========  ========= =========  =========    =========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

          VAN KAMPEN LIT      VAN KAMPEN LIT              VAN KAMPEN LIT
         STRATEGIC GROWTH       ENTERPRISE               GROWTH AND INCOME
            SUB-ACCOUNT         SUB-ACCOUNT                 SUB-ACCOUNT
        ------------------- -----------------------   -----------------------
          2007      2006      2007          2006         2007        2006
          ----      ----       ----          ----        ----        ----
        1,033,865    88,859    39,881        43,297     1,465,291      43,633

          912,049 1,074,283     3,157         1,349     1,953,998   1,496,035

        (286,144) (129,277)  (14,725)       (4,765)     (349,498)    (74,377)
        --------- ---------  ---------     ---------  ----------- -----------
        1,659,770 1,033,865    28,313        39,881     3,069,791   1,465,291
        ========= =========  =========     =========  =========== ===========

         FEDERATED MID-CAP                             ALGER AMERICAN SMALL
          GROWTH STRATEGY    NEUBERGER GENESIS            CAPITALIZATION
            SUB-ACCOUNT         SUB-ACCOUNT                 SUB-ACCOUNT
        ------------------- -----------------------   -----------------------
          2007      2006      2007          2006         2007        2006
          ----      ----       ----          ----        ----        ----
           32,906    35,001     1,051         1,183     7,749,990   8,307,133

               --         1        --             1       609,066   1,017,173

         (12,032)   (2,096)     (124)         (133)   (1,211,161) (1,574,316)
        --------- ---------  ---------     ---------  ----------- -----------
           20,874    32,906       927         1,051     7,147,895   7,749,990
        ========= =========  =========     =========  =========== ===========

            JANUS ASPEN     AMERICAN FUNDS GLOBAL         AMERICAN FUNDS
         WORLDWIDE GROWTH   SMALL CAPITALIZATION              GROWTH
            SUB-ACCOUNT         SUB-ACCOUNT                 SUB-ACCOUNT
        ------------------- -----------------------   -----------------------
          2007      2006      2007          2006         2007        2006
          ----      ----       ----          ----        ----        ----
            1,276     1,375   666,735       470,780       729,519     208,063
                1        --   526,453       343,062       881,482     585,336
             (95)      (99) (207,627)     (147,107)     (152,686)    (63,880)
        --------- ---------  ---------     ---------  ----------- -----------
            1,182     1,276   985,561       666,735     1,458,315     729,519
        ========= =========  =========     =========  =========== ===========

         ALLIANCEBERNSTEIN  FTVIPT FRANKLIN TEMPLETON FTVIPT FRANKLIN MUTUAL
         LARGE CAP GROWTH   DEVELOPING MARKETS           SHARES SECURITIES
            SUB-ACCOUNT         SUB-ACCOUNT                 SUB-ACCOUNT
        ------------------- -----------------------   -----------------------
          2007      2006      2007          2006         2007        2006
          ----      ----       ----          ----        ----        ----
           19,969        --   764,911        21,537     1,273,727      11,181
           19,753    23,300 1,085,550       837,845     1,973,226   1,429,307
         (10,634)   (3,331) (355,618)      (94,471)     (240,542)   (166,761)
        --------- ---------  ---------     ---------  ----------- -----------
           29,088    19,969 1,494,843       764,911     3,006,411   1,273,727
        ========= =========  =========     =========  =========== ===========

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                              FTVIPT              FTVIPT
                                        FRANKLIN TEMPLETON  FRANKLIN TEMPLETON    FTVIPT FRANKLIN
                                        FOREIGN SECURITIES   GROWTH SECURITIES   INCOME SECURITIES
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------- ------------------- -----------------------
                                          2007      2006      2007      2006      2007        2006
                                          ----      ----      ----      ----       ----        ----
Units beginning of year................   946,611    33,847   784,417        --   664,025       4,136
Units issued and transferred from other
  funding options...................... 1,134,445 1,011,259 1,452,838   825,349 1,487,884     697,590
Units redeemed and transferred to other
  funding options...................... (302,228)  (98,495) (173,954)  (40,932) (177,549)    (37,701)
                                        --------- --------- --------- ---------  ---------   ---------
Units end of year...................... 1,778,828   946,611 2,063,301   784,417 1,974,360     664,025
                                        ========= ========= ========= =========  =========   =========

                                          VAN KAMPEN UIF      VAN KAMPEN UIF        PIONEER VCT
                                         U.S. REAL ESTATE   U.S. MID-CAP VALUE     MID-CAP VALUE
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------- ------------------- -----------------------
                                          2007      2006         2007 (C)         2007        2006
                                          ----      ----         --------          ----        ----
Units beginning of year................   928,174        --                  --   262,287          --
Units issued and transferred from other
  funding options...................... 1,498,555   963,710             264,713   610,507     277,392
Units redeemed and transferred to other
  funding options...................... (383,199)  (35,536)             (7,285)  (59,722)    (15,105)
                                        --------- ---------             -----    ---------   ---------
Units end of year...................... 2,043,530   928,174             257,428   813,072     262,287
                                        ========= =========             ======   =========   =========


                                        LMPVET EQUITY INDEX LMPVET FUNDAMENTAL  LMPVET APPRECIATION
                                            SUB-ACCOUNT      VALUE SUB-ACCOUNT      SUB-ACCOUNT
                                        ------------------- ------------------- -----------------------
                                          2007      2006      2007      2006      2007        2006
                                          ----      ----      ----      ----       ----        ----
Units beginning of year................ 1,440,692     2,224 1,257,495     1,160 1,236,956       1,722
Units issued and transferred from other
  funding options...................... 1,027,070 1,488,265 1,362,673 1,345,152 1,613,481   1,288,559
Units redeemed and transferred to other
  funding options...................... (191,610)  (49,797) (180,147)  (88,817) (258,593)    (53,325)
                                        --------- --------- --------- ---------  ---------   ---------
Units end of year...................... 2,276,152 1,440,692 2,440,021 1,257,495 2,591,844   1,236,956
                                        ========= ========= ========= =========  =========   =========

                                                                                  LMPVET MULTIPLE
                                           LMPVET SOCIAL    LMPVET CAPITAL AND  DISCIPLINE SUB-ACCOUNT-
                                             AWARENESS            INCOME             LARGE CAP
                                            SUB-ACCOUNT       SUB-ACCOUNT (^)    GROWTH AND VALUE
                                        ------------------- ------------------- -----------------------
                                          2007      2006      2007      2006    2007 (D)      2006
                                          ----      ----      ----      ----     --------      ----
Units beginning of year................    10,361        --   154,474     2,660    77,203       2,136
Units issued and transferred from other
  funding options......................    11,444    11,211 4,882,150   157,023    79,846      83,010
Units redeemed and transferred to other
  funding options......................   (2,783)     (850) (299,351)   (5,209) (157,049)     (7,943)
                                        --------- --------- --------- ---------  ---------   ---------
Units end of year......................    19,022    10,361 4,737,273   154,474        --      77,203
                                        ========= ========= ========= =========  =========   =========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

                FTVIPT                   FTVIPT
          FRANKLIN TEMPLETON       FRANKLIN TEMPLETON            VAN KAMPEN UIF
          GLOBAL INCOME SECURITIES SMALL CAP VALUE SECURITIES   EQUITY AND INCOME
              SUB-ACCOUNT             SUB-ACCOUNT                  SUB-ACCOUNT
          ------------------------ -------------------------- ---------------------
               2007 (C)                 2007 (C)                 2007       2006
               --------                 --------                 ----       ----
                           --                      --           4,592,861        --

                      331,982                 257,280           7,104,292 4,841,916

                     (13,057)                 (5,616)           (762,741) (249,055)
                     -------                  -----           ----------- ---------
                      318,925                 251,664          10,934,412 4,592,861
                      ======                  ======          =========== =========

                LMPVET                   LMPVET                       LMPV
           SMALL CAP GROWTH            INVESTORS               CAPITAL AND INCOME
              SUB-ACCOUNT             SUB-ACCOUNT                  SUB-ACCOUNT
          ------------------------ -------------------------- ---------------------
            2007         2006        2007          2006        2007 (A)     2006
              ----        ----         ----          ----      --------     ----
            325,638       15,787     130,370        6,750       3,099,287        --
            505,149      366,781     199,483      132,976       1,101,304 3,312,504
           (76,112)     (56,930)    (50,208)      (9,356)     (4,200,591) (213,217)
           ---------    ---------    ---------     --------   ----------- ---------
            754,675      325,638     279,645      130,370              -- 3,099,287
           =========    =========    =========     ========   =========== =========

           LMPVET AGGRESSIVE        LMPVET LARGE CAP
                GROWTH                   GROWTH               LMPV LARGE CAP VALUE
              SUB-ACCOUNT             SUB-ACCOUNT                  SUB-ACCOUNT
          ------------------------ -------------------------- ---------------------
            2007         2006        2007          2006        2007 (A)     2006
              ----        ----         ----          ----      --------     ----
          5,468,811       15,934     433,171           --          47,187    15,016

          4,847,039    5,786,552     412,051      463,287          20,389    55,707

          (908,950)    (333,675)   (145,679)     (30,116)        (67,576)  (23,536)
           ---------    ---------    ---------     --------   ----------- ---------
          9,406,900    5,468,811     699,543      433,171              --    47,187
           =========    =========    =========     ========   =========== =========

                                                                  LMPV PREMIER
                                                               SELECTIONS ALL CAP
            LMPVET CAPITAL         LMPVET GLOBAL EQUITY              GROWTH
              SUB-ACCOUNT             SUB-ACCOUNT                  SUB-ACCOUNT
          ------------------------ -------------------------- ---------------------
            2007         2006        2007          2006        2007 (A)     2006
              ----        ----         ----          ----      --------     ----
            284,789        9,633     290,262       10,041          16,983        --

            344,757      356,111     177,575      305,197          11,842    17,160

           (87,316)     (80,955)    (50,035)     (24,976)        (28,825)     (177)
           ---------    ---------    ---------     --------   ----------- ---------
            542,230      284,789     417,802      290,262              --    16,983
           =========    =========    =========     ========   =========== =========

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONCLUDED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                    LMPVET DIVIDEND            LMPV           LMPVET LIFESTYLE
                                       STRATEGY          GROWTH AND INCOME     ALLOCATION 50%
                                      SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                  ------------------- ----------------------- -----------------
                                    2007      2006     2007 (A)      2006      2007     2006
                                    ----      ----     --------      ----      ----     ----
Units beginning of year..........   321,925     3,967     351,206          --  177,614       --
Units issued and transferred from
  other funding options..........   570,841   338,521     131,355     396,898  480,382  220,255
Units redeemed and transferred to
  other funding options..........  (58,060)  (20,563)   (482,561)    (45,692) (67,559) (42,641)
                                  --------- --------- ----------- ----------- -------- --------
Units end of year................   834,706   321,925          --     351,206  590,437  177,614
                                  ========= ========= =========== =========== ======== ========


                                  LMPVIT GLOBAL HIGH          LMPVIT
                                      YIELD BOND           MONEY MARKET
                                      SUB-ACCOUNT           SUB-ACCOUNT
                                  ------------------- -----------------------
                                    2007      2006       2007        2006
                                    ----      ----       ----        ----
Units beginning of year.......... 1,039,676     3,458   1,600,672      15,276
Units issued and transferred from
  other funding options.......... 1,746,715 1,094,941   7,003,664   3,679,377
Units redeemed and transferred to
  other funding options.......... (259,337)  (58,723) (5,278,118) (2,093,981)
                                  --------- --------- ----------- -----------
Units end of year................ 2,527,054 1,039,676   3,326,218   1,600,672
                                  ========= ========= =========== ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

              LMPVET LIFESTYLE LMPVET LIFESTYLE
              ALLOCATION 70%    ALLOCATION 85%   LMPVIT ADJUSTABLE RATE
                SUB-ACCOUNT       SUB-ACCOUNT    INCOME SUB-ACCOUNT
              ---------------  ----------------- ----------------------
               2007     2006     2007     2006     2007        2006
               ----     ----     ----     ----      ----        ----
               23,381       --    21,392      --  216,326         351

              236,512   31,381 1,075,411  23,478  159,464     266,005

              (9,826)  (8,000)  (38,876) (2,086) (65,226)    (50,030)
              -------  ------- --------- -------  --------    --------
              250,067   23,381 1,057,927  21,392  310,564     216,326
              =======  ======= ========= =======  ========    ========

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS


The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund, for each of the five years in the period ended December 31, 2007:

                                              AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                    ------------------------------------- --------------------------------------------
                                               UNIT VALUE/1/              INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                 LOWEST TO       NET         INCOME        LOWEST TO       LOWEST TO
                                      UNITS     HIGHEST ($)   ASSETS ($)   RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                    ---------- -------------- ----------- ------------  ---------------  ---------------
  MIST Lord Abbett Growth and  2007 18,116,672 30.63 - 100.12 822,332,309     0.94        0.89 - 2.35        1.30 - 7.97
   Income Sub-Account          2006 20,191,907  29.87 - 97.12 898,436,542     1.63        0.89 - 2.35      15.06 - 16.98
                               2005 21,638,608  47.57 - 83.02 824,030,188     0.89        0.89 - 2.35        1.00 - 2.76
                               2004 25,899,570  47.10 - 80.79 993,369,357     0.36        0.89 - 2.35      10.02 - 11.92
                               2003 26,780,162  42.81 - 72.18 924,533,437     0.89        0.89 - 2.35      23.90 - 29.90

  MIST Lord Abbett Bond        2007 15,162,946   6.68 - 20.98 288,948,614     5.32        0.89 - 2.35        4.06 - 5.90
   Debenture Sub-Account       2006 16,856,041   6.34 - 19.81 306,513,652     6.67        0.89 - 2.35        6.62 - 8.39
                               2005 17,901,873  16.76 - 18.28 303,014,566     3.81        0.89 - 2.35      (0.86) - 0.91
                               2004 26,280,750  16.91 - 18.12 445,940,992     2.65        0.89 - 2.35        5.65 - 7.47
                               2003 30,439,495  16.00 - 16.86 486,072,404     2.76        0.89 - 2.35       8.88 - 18.46

  MIST Van Kampen Mid-Cap      2007  1,845,571  12.30 - 13.50  23,676,085       --        0.95 - 2.30      20.66 - 22.31
   Growth Sub-Account          2006    612,842  10.20 - 10.75   6,430,532       --        1.40 - 2.30        5.91 - 6.87
                               2005     30,352   9.63 - 10.06     299,552       --        1.40 - 2.30        4.40 - 4.55

  MIST Lord Abbett Mid-Cap     2007    609,565  25.04 - 27.45  16,075,069     0.60        1.55 - 2.30    (1.70) - (0.96)
   Value Sub-Account           2006    363,014  25.47 - 27.96   9,728,623     0.36        1.40 - 2.30       9.63 - 10.62
                               2005     14,110  23.23 - 25.27     343,901     0.35        1.40 - 2.30        4.15 - 4.31

  MIST Lazard Mid-Cap          2007  7,858,992  14.83 - 15.78 121,255,292     0.34        1.30 - 2.35    (4.98) - (3.97)
   Sub-Account                 2006  7,830,725  15.64 - 16.43 126,365,450     0.31        1.30 - 2.35      12.02 - 13.20
                               2005  8,655,654  14.10 - 14.52 123,820,991     0.06        1.30 - 2.35        5.56 - 6.67
                               2004 10,260,770  13.35 - 13.61 138,065,930       --        1.30 - 2.35      11.74 - 12.92
                               2003 12,288,849  11.95 - 12.05 146,961,328     1.53        1.30 - 2.35      22.83 - 24.55

  MIST Met/AIM Small-Cap       2007 11,452,863  15.20 - 16.74 181,044,517       --        0.89 - 2.35       8.48 - 10.41
   Growth Sub-Account          2006 12,354,489  14.00 - 15.16 178,634,572       --        0.89 - 2.35      11.54 - 12.90
                               2005 13,246,176  12.68 - 13.43 170,469,329       --        0.89 - 2.35        5.76 - 7.63
                               2004 18,324,234  11.99 - 12.48 221,300,303       --        0.89 - 2.35        3.95 - 5.78
                               2003 12,507,344  11.53 - 11.70 144,317,277       --        1.25 - 2.35       32.4 - 37.35

  MIST Harris Oakmark          2007 20,013,713  18.49 - 19.62 384,273,575     0.80        1.30 - 2.35    (3.43) - (2.40)
   International Sub-Account   2006 20,892,628  19.13 - 20.10 412,470,437     2.44        1.30 - 2.35      25.86 - 27.19
                               2005 18,995,708  15.34 - 15.81 295,833,789       --        1.30 - 2.35      11.59 - 12.77
                               2004 22,456,213  13.75 - 14.02 311,119,427       --        1.30 - 2.35      17.72 - 18.96
                               2003 16,889,437  11.68 - 11.78 197,424,709     1.81        1.30 - 2.35      33.23 - 33.47

  MIST Third Avenue Small-Cap  2007 18,432,805  16.58 - 18.13 316,501,402     1.00        0.89 - 2.35    (5.29) - (3.66)
   Value Sub-Account           2006 20,050,298  17.49 - 18.82 360,767,904     0.45        0.89 - 2.35      10.51 - 12.38
                               2005 20,097,482   15.9 - 16.74 324,830,876       --        0.89 - 2.35      12.80 - 14.79
                               2004 22,647,378   14.1 - 14.58 322,139,879     0.30        0.89 - 2.35      23.56 - 25.68
                               2003 19,607,796  11.41 - 11.54 224,160,967     0.48        1.25 - 2.35      34.67 - 39.78

  MIST Oppenheimer Capital     2007 34,634,000   9.77 - 12.90 354,882,609     0.01        0.95 - 2.35      11.62 - 13.20
   Appreciation Sub-Account    2006 39,279,261   8.75 - 11.41 357,893,449     0.10        1.15 - 2.35        5.12 - 6.58
                               2005 43,028,313   8.41 - 72.34 370,348,053       --        1.15 - 2.35        2.29 - 3.92
                               2004 57,692,439   8.22 - 10.31 481,094,106     0.66        1.15 - 3.35          3.09-5.21
                               2003 51,514,003    7.91 - 7.99 407,474,001       --        1.30 - 2.35      20.90 - 26.87

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                     ------------------------------------ ----------------------------------------------
                                                UNIT VALUE/1/             INVESTMENT/2/ EXPENSE RATIO/3/  TOTAL RETURN/4/
                                                 LOWEST TO       NET         INCOME        LOWEST TO        LOWEST TO
                                       UNITS    HIGHEST ($)   ASSETS ($)   RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------- ------------- ----------- ------------  ---------------  -----------------
  MIST Legg Mason Partners      2007 13,488,538   7.44 - 7.91 104,186,821       --        1.30 - 2.35        (0.12) - 0.94
   Aggressive Growth            2006 15,227,592   7.44 - 7.84 116,887,678       --        1.30 - 2.35      (4.01) - (3.00)
   Sub-Account                  2005 16,090,265   7.84 - 8.08 127,810,334       --        1.30 - 2.35        10.95 - 12.11
                                2004 25,135,863   7.06 - 7.21 178,656,657       --        1.30 - 2.35          5.92 - 7.04
                                2003 26,535,225   6.67 - 6.73 176,918,622       --        1.30 - 2.35        21.15 - 29.21

  MIST PIMCO Total Return       2007 37,539,072  9.10 - 14.05 469,985,360     3.32        0.89 - 2.35          5.05 - 6.89
   Bond Sub-Account             2006 37,317,040  8.56 - 13.14 440,826,722     2.58        0.89 - 2.35          2.10 - 3.88
                                2005 36,618,285 11.89 - 12.65 418,753,068     0.01        0.89 - 2.35        (0.12) - 1.56
                                2004 42,299,943  11.9 - 12.46 483,702,554     7.16        0.89 - 2.35          2.54 - 4.31
                                2003 44,224,455 11.61 - 11.94 502,661,539     1.36        0.89 - 2.35        (0.06) - 3.59

  MIST RCM Technology           2007 12,386,524   6.06 - 6.72  78,045,995       --        0.89 - 2.35        28.45 - 30.50
   Sub-Account                  2006 10,314,725   4.71 - 5.15  50,206,487       --        0.89 - 2.35          2.91 - 4.55
                                2005 10,443,953   4.63 - 4.93  49,054,494       --        0.89 - 2.35         8.44 - 10.37
                                2004 14,758,131   4.27 - 4.47  63,448,988       --        0.89 - 2.35      (6.54) - (5.13)
                                2003  9,339,752   4.57 - 4.71  42,664,907       --        0.89 - 2.35        38.29 - 56.45

  MIST PIMCO Inflation          2007 21,340,808 11.60 - 12.19 255,623,164     2.14        1.30 - 2.35          8.21 - 9.36
   Protected Bond Sub-Account   2006 22,804,934 10.72 - 11.14 250,682,193     3.75        1.30 - 2.35      (1.94) - (0.91)
                                2005 24,805,097 10.93 - 11.25 276,160,752       --        1.30 - 2.35        (0.96) - 0.08
                                2004 32,840,848 11.04 - 11.24 366,675,258     4.84        1.30 - 2.35          6.47 - 7.60
                                2003 25,707,912 10.37 - 10.44 267,794,617     0.42        1.30 - 2.35          3.70 - 4.43

  MIST T. Rowe Price Mid-Cap    2007 25,165,985   9.25 - 9.83 242,043,730       --        1.30 - 2.35        14.89 - 16.11
   Growth Sub-Account           2006 26,478,451   8.04 - 8.47 220,015,833       --        1.30 - 2.35          3.70 - 4.80
                                2005 27,249,715   7.84 - 8.08 216,790,477       --        1.30 - 2.35        11.97 - 13.15
                                2004 27,535,906   7.00 - 7.14 194,196,541       --        1.30 - 2.35        15.08 - 16.30
                                2003 33,526,891   6.09 - 6.14 203,972,459       --        1.30 - 2.35         27.9 - 34.88

  MIST MFS Research             2007 19,606,367 16.84 - 18.48 345,568,972     1.22        0.95 - 2.35        10.65 - 12.21
   International Sub-Account    2006 18,205,030 15.21 - 17.35 287,904,765     1.63        0.89 - 2.35        23.63 - 25.79
                                2005 16,139,182 12.53 - 13.79 204,989,567     0.35        0.89 - 2.35        13.73 - 15.91
                                2004 20,959,982 10.01 - 11.90 232,369,176       --        0.89 - 2.35        16.78 - 19.72
                                2003 12,887,155   9.43 - 9.52 121,500,710     0.89        1.30 - 2.35        28.59 - 30.34

  MIST Neuberger Berman Real    2007  6,238,930 15.74 - 16.36 100,668,094     0.98        1.30 - 2.35    (16.99) - (16.11)
   Estate Sub-Account           2006  7,072,940 18.97 - 19.50 136,595,815     0.95        1.30 - 2.35        34.40 - 35.81
                                2005  5,060,098 14.11 - 14.36  72,233,498       --        1.30 - 2.35        10.66 - 11.83
                                2004  6,453,896 12.75 - 12.84  82,681,769     3.24        1.30 - 2.35        27.55 - 28.44

  MIST Turner Mid-Cap Growth    2007  4,472,333 15.09 - 15.69  69,239,590       --        1.30 - 2.35        21.25 - 22.54
   Sub-Account                  2006  3,921,915 12.45 - 12.80  49,712,120       --        1.30 - 2.35          3.61 - 4.71
                                2005  3,230,076 12.01 - 12.23  39,253,598       --        1.30 - 2.35          8.78 - 9.92
                                2004  5,202,742 11.04 - 11.12  57,720,296       --        1.30 - 2.35        10.47 - 11.24

  MIST Goldman Sachs Mid-Cap    2007  9,178,387 14.88 - 15.47 140,073,719     0.49        1.30 - 2.35          0.69 - 1.76
   Value Sub-Account            2006  9,011,063 14.78 - 15.20 135,606,841       --        1.30 - 2.35        13.01 - 14.20
                                2005  7,266,539 13.08 - 13.31  96,096,991     0.76        1.30 - 2.35         9.93 - 11.09
                                2004  6,316,125 11.90 - 11.98  75,475,209     0.97        1.30 - 2.35        18.98 - 19.81

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                   ----------------------------------------- --------------------------------------------
                                                UNIT VALUE/1/                INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                 LOWEST TO         NET          INCOME        LOWEST TO       LOWEST TO
                                      UNITS     HIGHEST ($)     ASSETS ($)    RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                   ----------- --------------- ------------- ------------  ---------------  ---------------
  MIST MetLife Defensive      2007  51,959,475   11.31 - 11.75   600,410,325     1.89        1.15 - 2.35        3.45 - 4.70
   Strategy Sub-Account       2006  35,961,422   10.93 - 11.18   399,117,450     0.01        1.30 - 2.35        6.11 - 7.23
                              2005  26,019,030    10.3 - 10.43   270,290,202     1.17        1.30 - 2.35        2.06 - 3.13
                              2004  10,259,110   10.10 - 10.11   103,691,358     1.71        1.30 - 2.35        1.71 - 1.59

  MIST MetLife Moderate       2007 132,930,004   11.79 - 12.25 1,602,068,224     1.93        1.15 - 2.35        3.73 - 4.99
   Strategy Sub-Account       2006 106,444,385   11.37 - 11.63 1,227,960,101     0.01        1.30 - 2.35        7.68 - 8.81
                              2005  81,402,093   10.56 - 10.69   866,351,374     1.28        1.30 - 2.35        3.36 - 4.45
                              2004  36,400,671   10.22 - 10.23   372,285,715     1.34        1.30 - 2.35        2.02 - 2.20

  MIST MetLife Balanced       2007 407,763,369   12.17 - 12.64 5,073,218,651     1.64        1.15 - 2.35        2.43 - 3.68
   Strategy Sub-Account       2006 324,915,762   11.88 - 12.15 3,917,704,428     0.01        1.30 - 2.35       9.38 - 10.54
                              2005 244,234,395   10.86 - 10.99 2,673,665,820     1.27        1.30 - 2.35        4.64 - 5.74
                              2004 114,542,772   10.38 - 10.40 1,190,221,359     0.99        1.30 - 2.35        2.79 - 2.91

  MIST MetLife Growth         2007 481,475,567   12.81 - 13.30 6,304,660,461     1.10        1.15 - 2.35        2.26 - 3.50
   Strategy Sub-Account       2006 325,383,030   12.53 - 12.81 4,136,759,495     0.01        1.30 - 2.35      10.96 - 12.13
                              2005 203,679,869   11.29 - 11.43 2,317,496,022     1.16        1.30 - 2.35        6.60 - 7.72
                              2004  91,629,337   10.59 - 10.61   971,459,771     0.62        1.30 - 2.35        3.45 - 3.56

  MIST MetLife Aggressive     2007  46,258,233   12.84 - 13.34   607,023,915     1.29        1.15 - 2.35        0.48 - 1.70
   Strategy Sub-Account       2006  49,085,211   12.78 - 13.07   636,476,170     0.01        1.30 - 2.35      11.02 - 12.18
                              2005  42,330,798   11.51 - 11.65   491,059,239     0.93        1.30 - 2.35        7.82 - 8.96
                              2004  20,464,973   10.68 - 10.69   218,707,527     0.22        1.30 - 2.35        3.67 - 3.79

  MIST Van Kampen             2007   5,330,717   11.24 - 11.56    60,993,695     1.34        1.30 - 2.35    (4.77) - (3.76)
   Comstock Sub-Account       2006   4,218,383   11.80 - 12.01    50,349,650       --        1.30 - 2.35      13.36 - 14.56
                              2005   1,605,458   10.41 - 10.48    16,786,051     1.82        1.30 - 2.35        4.11 - 4.84

  MIST Legg Mason Value       2007   5,608,172   10.15 - 10.46    57,822,803       --        0.95 - 2.35    (8.10) - (6.80)
   Equity Sub-Account         2006   3,602,950   11.05 - 11.18    40,088,253       --        1.30 - 2.35        4.11 - 5.21
                              2005     125,789   10.61 - 10.63     1,335,710       --        1.30 - 2.35        6.10 - 6.28

  MIST Met/Putnam Capital     2007          --              --            --     0.13        1.50 - 1.90        8.54 - 8.68
   Opportunities              2006      19,711   16.42 - 20.02       365,485       --        1.40 - 2.25      12.08 - 13.03
   Sub-Account (a)            2005          --   14.65 - 17.71            --       --        1.40 - 2.25        4.39 - 4.54

  MFS Emerging Markets        2007   4,415,597   13.89 - 14.22    62,075,247     0.04        0.95 - 2.35      33.43 - 35.32
   Equity Sub-Account         2006     901,069   10.41 - 10.49     9,424,659     1.65        1.30 - 2.35        4.12 - 4.86

  MIST Loomis Sayles Global   2007   4,274,323   12.83 - 13.06    55,474,222       --        1.30 - 2.35      24.87 - 26.19
   Markets Sub-Account        2006     754,781   10.27 - 10.35     7,786,909     1.55        1.30 - 2.35        2.74 - 3.46

  MIST Met/Aim Capital        2007     146,406   14.96 - 16.91     2,334,027     0.08        1.10 - 2.10       9.58 - 10.69
   Appreciation Sub-Account   2006      78,887   13.35 - 14.77     1,133,847     0.04        1.40 - 2.30        4.46 - 5.40

  MIST Janus Forty            2007      62,044 124.70 - 149.97     8,715,091     0.08        1.55 - 2.30      27.48 - 28.45
   Sub-Account                2006      12,842  97.82 - 120.96     1,410,409       --        1.40 - 2.30        0.74 - 1.65

  MIST MFS Value              2007   1,161,519   15.79 - 17.03    19,328,605       --        1.50 - 2.30        5.18 - 6.03
   Sub-Account                2006     386,214   15.02 - 16.20     6,091,254     2.11        1.40 - 2.30      18.58 - 19.65

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                         ---------------------------------- ---------------------------------------------
                                                   UNIT VALUE/1/            INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                    LOWEST TO       NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS   HIGHEST ($)   ASSETS ($)  RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         --------- ------------- ---------- ------------  ---------------  ----------------
  MIST Dreman Small                 2007   865,483 13.13 - 13.40 11,511,054       --        1.55 - 2.30     (3.24) - (2.50)
   Cap Value Sub-Account            2006   386,322 13.57 - 13.78  5,287,629     0.53        1.40 - 2.30       21.42 - 22.51

  MIST Pioneer Fund                 2007   441,310 17.99 - 21.26  8,679,759     0.78        1.10 - 2.30         2.60 - 3.85
   Sub-Account                      2006   202,477 17.53 - 19.69  3,839,197       --        1.40 - 2.30       13.30 - 14.32

  MIST Pioneer Mid-Cap              2007        --            --         --     0.48        1.55 - 2.30       10.14 - 10.41
   Value Sub-Account (a)            2006   325,656 11.89 - 12.07  3,904,591     0.31        1.40 - 2.30       10.01 - 11.00

  MIST Pioneer Strategic            2007 4,979,963 18.89 - 21.05 98,174,413     0.56        0.95 - 1.90         4.63 - 5.63
   Income Sub-Account               2006 2,004,763 17.28 - 19.22 37,439,194     8.40        1.40 - 2.25         3.95 - 4.83

  MIST BlackRock Large-Cap          2007   390,444 10.96 - 11.80  4,467,216     0.64        1.55 - 2.30         0.28 - 4.87
   Core Sub-Account                 2006   176,805 10.53 - 11.40  1,947,743       --        1.40 - 2.30       11.66 - 12.66

  MIST BlackRock High Yield         2007   450,432 15.68 - 16.78  7,452,180     8.47        1.70 - 2.30         0.35 - 0.96
   Sub-Account                      2006   198,218 15.62 - 16.62  3,246,398       --        1.70 - 2.30         7.32 - 7.97

  MIST Rainer Large Cap Equity      2007   640,297   9.97 - 9.99  6,390,092     0.09        1.30 - 2.20         1.90 - 2.03
   Sub-Account (b)

  AIM V.I. Core Equity Sub-Account  2007   181,999          4.72    859,118     0.99               1.40                6.61
                                    2006   265,665          4.43  1,176,358     0.53               1.40               13.65

  AIM V.I. Capital Appreciation     2007    77,611          5.59    433,487       --               1.40               10.45
   Sub-Account                      2006   125,055          5.06    632,398     0.05               1.40                4.83
                                    2005   146,864          4.82    708,491     0.06               1.40                7.33
                                    2004   160,011          4.49    719,218       --               1.40                5.14
                                    2003   187,203          4.28    801,309       --               1.40               27.72

  AIM V.I. International Growth     2007   445,944  8.54 - 31.74 11,954,057     1.05        0.95 - 1.75        0.37 - 13.15
   Sub-Account                      2006   119,102          7.56    899,842     0.95               1.40               26.46
                                    2005   140,508          5.97    839,474     0.66               1.40               16.29
                                    2004   149,241          5.14    766,725     0.64               1.40               22.28
                                    2003   157,713          4.20    663,479     0.55               1.40               27.27

  AIM V.I. Basic Balanced           2007   125,704          5.36    673,813     2.71               1.40                0.77
   Sub-Account                      2006   183,755          5.32    977,412     1.83               1.40                9.02
                                    2005   210,112          4.88  1,025,135     1.37               1.40                3.83
                                    2004   248,074          4.70  1,165,729     1.39               1.40                6.02
                                    2003   264,594          4.43  1,174,236     1.95               1.40               14.75

  AIM V.I. Global Real Estate       2007   156,912   9.58 - 9.67  1,510,684     9.59        0.95 - 1.75    (13.59) - (6.80)
   Sub-Account (c)

  MFS Research Sub-Account          2007    34,862          5.72    199,317     0.70               1.40               11.62
                                    2006    54,023          5.12    276,705     0.51               1.40                8.95
                                    2005    71,636          4.70    336,793     0.48               1.40                6.31
                                    2004    78,859          4.42    348,759     1.14               1.40               14.24
                                    2003    97,097          3.87    376,389     0.67               1.40               22.97

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                        ------------------------------------ ---------------------------------------------
                                                   UNIT VALUE/1/             INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                    LOWEST TO       NET         INCOME        LOWEST TO        LOWEST TO
                                          UNITS    HIGHEST ($)   ASSETS ($)   RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        ---------- ------------- ----------- ------------  ---------------  ----------------
  MFS Investors Trust Sub-Account  2007     23,909          5.53     132,122     0.85               1.40                8.76
                                   2006     33,624          5.08     170,831     0.49               1.40               11.43
                                   2005     36,118          4.56     164,685     0.56               1.40                5.83
                                   2004     39,372          4.31     169,641     0.66               1.40                9.80
                                   2003     50,833          3.92     199,719     0.67               1.40               20.45

  MFS New Discovery Sub-
   Account                         2007     13,583          7.31      99,354       --               1.40                1.08
                                   2006     28,494          7.24     206,180       --               1.40               11.65
                                   2005     32,199          6.48     208,682       --               1.40                3.79
                                   2004     37,742          6.24     235,687       --               1.40                5.03
                                   2003     58,708          5.95     349,469       --               1.40               31.86

  Oppenheimer Main Street          2007     45,428          5.60     254,460     1.11               1.40                2.96
   Fund/VA Sub-Account             2006     59,121          5.44     321,623     1.13               1.40               13.43
                                   2005     61,558          4.80     295,228     1.38               1.40                4.51
                                   2004     68,507          4.59     314,388     1.66               1.40                7.93
                                   2003    398,851          4.25   1,697,953     0.97               1.40               24.96

  Oppenheimer Bond Sub-Account     2007     37,290          7.09     264,529     5.54               1.40                2.93
                                   2006     47,067          6.89     324,377     5.59               1.40                3.82
                                   2005     56,108          6.64     372,459     5.19               1.40                1.16
                                   2004     61,376          6.56     402,738     4.89               1.40                4.02
                                   2003     70,248          6.31     443,706     5.47               1.40                5.29

  Oppenheimer Strategic Bond       2007      5,661          8.23      46,614     3.59               1.40                8.16
   Sub-Account                     2006      6,741          7.61      51,318     4.20               1.40                6.00
                                   2005      6,741          7.18      48,414     5.03               1.40                1.24
                                   2004     15,760          7.09     111,803     7.67               1.40                7.16
                                   2003     38,061          6.62     252,302     6.49               1.40               16.43

  Oppenheimer Main Street          2007    492,857 10.26 - 17.46   8,314,186     0.03        0.95 - 1.75    (13.41) - (2.47)
   Small-Cap Sub-Account           2006     17,793         10.53     187,405     0.15               1.40               13.40
                                   2005     20,466          9.29     190,080       --               1.40                8.40
                                   2004     22,744          8.57     194,871       --               1.40               17.76
                                   2003     25,050          7.28     182,493       --               1.40               42.36

  Oppenheimer Money                2007     28,881          5.83     168,352     4.98               1.40                3.52
   Sub-Account                     2006     33,346          5.63     187,777     4.54               1.40                3.26
                                   2005     35,829          5.45     195,378     2.77               1.40                1.44
                                   2004     55,454          5.38     297,947     0.82               1.40              (0.42)
                                   2003    100,223          5.40     541,687     0.95               1.40              (0.61)

  Fidelity VIP Asset Manager       2007 11,728,296 12.10 - 12.42 143,069,941     6.10        0.89 - 1.40       12.69 - 14.48
   Sub-Account                     2006 13,137,764 10.62 - 10.85 140,644,002     2.76        0.89 - 1.40         5.83 - 6.37
                                   2005 14,833,146 10.10 - 10.20 149,964,735     2.76        0.89 - 1.40         2.60 - 3.12
                                   2004 16,742,417   9.84 - 9.89 165,013,843     2.75        0.89 - 1.40         4.00 - 4.53
                                   2003 18,335,507   9.46 - 9.46 173,444,974     3.56        0.89 - 1.40       16.34 - 16.93

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                     ------------------------------------ -------------------------------------------
                                                UNIT VALUE/1/             INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                 LOWEST TO       NET         INCOME        LOWEST TO       LOWEST TO
                                       UNITS    HIGHEST ($)   ASSETS ($)   RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                     ---------- ------------- ----------- ------------  ---------------  --------------
  Fidelity VIP Growth           2007 14,370,091 16.58 - 16.86 239,237,615     0.83        0.89 - 1.40     24.72 -25.83
   Sub-Account                  2006 16,167,140 13.24 - 13.40 214,865,663     0.40        0.89 - 1.40      5.37 - 5.91
                                2005 18,327,783 12.57 - 12.65 231,030,576     0.51        0.89 - 1.40      4.33 - 4.86
                                2004 20,811,605 12.05 - 12.06 251,467,598     0.27        0.89 - 1.40      1.94 - 2.46
                                2003 22,744,437 11.77 - 11.82 269,906,711     0.27        0.89 - 1.40    31.00 - 31.67

  Fidelity VIP Contrafund       2007 16,613,759 12.51 - 50.32 377,396,997     0.95        0.89 - 2.25     14.88 -16.54
   Sub-Account                  2006 17,625,464 10.73 - 40.96 338,418,167     1.29        0.89 - 2.25     9.11 - 10.73
                                2005 18,309,411  9.69 - 33.90 316,067,973     0.29        0.89 - 2.25     4.82 - 15.90
                                2004 18,632,563  8.36 - 14.91 278,932,413     0.33        0.89 - 1.40    13.87 - 14.45
                                2003 19,001,001  7.31 - 13.09 249,830,386     0.46        0.89 - 1.40    26.68 - 27.33

  Fidelity VIP Overseas         2007    826,076 12.67 - 14.58  11,327,734     3.29        1.15 - 1.40     15.67 -15.96
   Sub-Account                  2006    951,985 10.93 - 12.59  11,259,345     0.91        1.15 - 1.40    16.44 - 16.73
                                2005  1,115,424  9.36 - 10.71  11,307,291     0.67        1.15 - 1.40    17.40 - 17.69
                                2004  1,305,755   7.95 - 9.12  11,248,151     1.22        1.15 - 1.40    12.05 - 12.33
                                2003  1,619,585   7.08 - 8.14  12,345,462     0.87        1.15 - 1.40    41.38 - 41.73

  Fidelity VIP Equity-Income    2007    942,455         14.53  13,694,030     1.64               1.40             0.11
   Sub-Account                  2006  1,227,074         14.51  17,809,782     3.26               1.40            18.53
                                2005  1,681,844         12.25  20,594,607     1.71               1.40             4.40
                                2004  2,015,346         11.73  23,638,817     1.61               1.40             9.98
                                2003  2,369,870         10.67  25,308,360     1.89               1.40            28.52

  Fidelity VIP Index 500        2007  7,211,573 17.03 - 17.44 122,812,705     3.57        0.89 - 1.35      4.02 - 4.50
   Sub-Account                  2006  8,294,641 16.29 - 16.69 135,796,690     1.77        0.89 - 1.40    14.12 - 14.71
                                2005  9,738,122 14.28 - 14.55 139,624,446     1.84        0.89 - 1.40      3.37 - 3.90
                                2004 11,319,391 13.81 - 14.01 157,054,492     1.34        0.89 - 1.40      9.07 - 9.63
                                2003 12,981,916 12.66 - 12.78 165,091,158     1.67        0.89 - 1.40    26.63 - 27.27

  Fidelity VIP Money Market     2007  5,148,515   7.35 - 7.86  38,182,657     5.08        0.89 - 1.40      3.69 - 4.22
   Sub-Account                  2006  4,981,073   7.08 - 7.54  35,607,299     4.77        0.89 - 1.40      3.43 - 3.96
                                2005  4,560,029   6.85 - 7.25  31,496,514     3.00        0.89 - 1.40      1.61 - 2.12
                                2004  4,311,139   6.74 - 7.10  29,307,345     1.21        0.89 - 1.40    (0.21) - 0.30
                                2003  3,919,391   6.76 - 7.08  26,629,538     1.08        0.89 - 1.40    (0.40) - 0.10

  Fidelity VIP Mid-Cap          2007    997,653 39.38 - 42.90  40,496,316     0.51        0.95 - 1.90    13.16 - 14.24
   Sub-Account                  2006    398,050 34.80 - 35.93  14,145,793       --        1.50 - 1.90    10.29 - 10.73
                                2005         -- 31.55 - 32.45          --       --        1.50 - 1.90      6.98 - 7.04

  DWS International             2007  3,119,351 12.50 - 12.57  39,213,025     2.39        1.35 - 1.40    12.99 - 13.04
   Sub-Account                  2006  3,170,743 11.07 - 11.12  35,260,353     1.83        1.35 - 1.40    24.17 - 24.23
                                2005  3,098,930   8.91 - 8.95  27,740,668     1.56        1.35 - 1.40    14.56 - 14.61
                                2004  3,067,352   7.78 - 7.81  23,975,184     1.27        1.35 - 1.40    14.91 - 14.96
                                2003  3,132,281   6.77 - 6.79  21,155,108     0.76        1.35 - 1.40    26.04 - 25.98

  MSF FI Mid-Cap Opportunities  2007    574,272  2.76 - 23.91   6,518,918     0.13        0.89 - 1.40      6.82 - 7.37
   Sub-Account                  2006    566,610  2.58 - 22.27   5,260,407     0.01        0.89 - 1.40    10.30 - 10.87
                                2005    579,118  2.34 - 20.09   4,104,050       --        0.89 - 1.40      5.43 - 6.13
                                2004    614,837  2.22 - 18.93   3,336,741     0.76        0.89 - 1.40    15.56 - 17.19
                                2003    472,999          1.92     909,749       --               1.40            32.71

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                      ------------------------------------ --------------------------------------------
                                                 UNIT VALUE/1/             INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                  LOWEST TO       NET         INCOME        LOWEST TO       LOWEST TO
                                        UNITS    HIGHEST ($)   ASSETS ($)   RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                      ---------- ------------- ----------- ------------  ---------------  ---------------
  MSF FI Large Cap               2007    275,445 16.41 - 17.97   4,767,365     0.15        1.50 - 2.30        1.57 - 2.39
   Sub-Account                   2006    134,065 16.16 - 17.74   2,286,045       --        1.40 - 2.30        3.73 - 4.67

  MSF FI Value Leaders           2007    211,868 20.17 - 22.08   4,542,761     0.69        1.50 - 2.30        1.71 - 2.53
   Sub-Account                   2006    126,575 19.83 - 21.76   2,662,087       --        1.40 - 2.30        7.04 - 8.00

  MSF Russell 2000 Index         2007    481,904  6.97 - 19.23   8,015,832     0.93        0.89 - 1.40    (2.89) - (2.39)
   Sub-Account                   2006    490,302  7.17 - 19.71   8,227,895     0.92        0.89 - 1.40      16.33 - 16.92
                                 2005    508,847  6.17 - 16.85   7,123,561     0.67        0.89 - 1.40        3.05 - 3.58
                                 2004    476,600  5.98 - 16.27   6,154,751     0.33        0.89 - 1.40      16.12 - 16.72
                                 2003    229,747  5.15 - 13.94   2,230,425     0.26        0.89 - 1.40      44.04 - 44.77

  MSF FI International Stock     2007    398,333  6.06 - 20.94   6,422,071     0.76        1.40 - 1.90        7.99 - 8.79
   Sub-Account                   2006    262,656  5.57 - 19.34   3,232,921     0.70        1.40 - 1.90      14.05 - 14.87
                                 2005    140,779  4.85 - 14.55     683,055     0.67        1.40 - 1.90       8.23 - 16.37
                                 2004    120,078          4.17     500,667     1.24               1.40              16.55
                                 2003    102,075          3.58     365,662     0.63               1.40              26.26

  MSF MetLife Stock Index        2007 17,885,006 13.05 - 51.54 299,989,839     0.90        0.89 - 2.35        2.52 - 4.30
   Sub-Account                   2006 19,358,596 12.71 - 49.42 313,093,531     1.81        0.89 - 2.35      12.52 - 14.44
                                 2005 21,140,946 11.41 - 43.18 301,690,699     1.44        0.89 - 2.35        1.96 - 3.71
                                 2004 20,771,866 11.19 - 41.64 289,969,197     0.76        0.89 - 2.35        7.71 - 9.55
                                 2003 15,022,146 10.39 - 38.01 205,557,582     1.65        0.89 - 2.35      20.39 - 27.07

  MSF BlackRock Legacy           2007     31,453 33.18 - 35.25   1,046,603     0.17        0.89 - 1.35      17.12 - 17.66
   Large-Cap Growth              2006     19,004 28.33 - 29.96     538,656     0.12        0.89 - 1.35        2.74 - 3.21
   Sub-Account                   2005     16,067 27.57 - 29.03     443,189     0.38        0.89 - 1.35        5.57 - 6.06
                                 2004     11,623 26.12 - 27.37     303,907       --        0.89 - 1.35        7.35 - 7.85
                                 2003      8,406 24.33 - 24.55     204,813       --        1.25 - 1.35      33.34 - 33.47

  MSF BlackRock Strategic Value  2007    625,394 20.66 - 21.39  12,924,658     0.30        0.89 - 1.35    (4.75) - (4.31)
   Sub-Account                   2006    613,247 21.69 - 22.35  13,305,490     0.31        0.89 - 1.35      15.17 - 15.70
                                 2005    598,942 18.84 - 19.32  11,283,336       --        0.89 - 1.35        2.76 - 3.23
                                 2004    500,254 18.33 - 18.71   9,178,131       --        0.89 - 1.35      13.79 - 14.32
                                 2003    170,814 16.11 - 16.37   2,754,861       --        0.89 - 1.35      48.13 - 48.81

  MSF BlackRock Bond Income      2007    654,278 39.89 - 58.33  30,160,113     2.44        0.89 - 2.30        3.70 - 5.35
   Sub-Account                   2006    261,942 38.47 - 55.36  11,911,372     2.91        0.89 - 2.30        1.90 - 3.49
                                 2005     69,533 47.73 - 53.56   3,363,782     3.39        0.89 - 1.40        0.99 - 1.51
                                 2004     41,397 47.26 - 52.70   1,980,546     3.19        0.89 - 1.40        2.98 - 3.50
                                 2003     14,179 46.37 - 50.92     658,735       --        0.89 - 1.35        4.43 - 4.92

  MSF BlackRock Large-Cap Value  2007    251,656 14.92 - 15.31   3,754,451     0.91        0.89 - 1.35        2.00 - 2.47
   Sub-Account                   2006    154,904 14.62 - 14.94   2,265,770     1.04        0.89 - 1.35      17.73 - 18.27
                                 2005     77,212 12.42 - 12.63     959,195     0.83        0.89 - 1.35        4.57 - 5.05
                                 2004     51,124 11.88 - 12.03     607,734       --        0.89 - 1.35      11.88 - 12.40
                                 2003     19,981 10.62 - 10.64     212,385     1.28        1.25 - 1.35      33.86 - 33.99

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                      ------------------------------------ --------------------------------------------
                                                 UNIT VALUE/1/             INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                  LOWEST TO       NET         INCOME        LOWEST TO       LOWEST TO
                                        UNITS    HIGHEST ($)   ASSETS ($)   RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                      ---------- ------------- ----------- ------------  ---------------  ---------------
  MSF Lehman Brothers Aggregate  2007    436,992 14.29 - 14.90   6,246,008     4.31        0.89 - 1.35        5.43 - 5.92
   Bond Index Sub-Account        2006    340,120 13.55 - 14.07   4,610,137     4.38        0.89 - 1.35        2.73 - 3.20
                                 2005    300,648 13.19 - 13.63   3,972,358     3.46        0.89 - 1.35        0.70 - 1.16
                                 2004    175,612 13.10 - 13.48   2,302,498     2.68        0.89 - 1.35        2.80 - 3.17
                                 2003     55,030 12.76 - 12.82     702,781       --        1.25 - 1.35        2.24 - 2.35

  MSF Harris Oakmark Large Cap   2007    439,738 14.33 - 14.95   6,305,464     0.80        0.89 - 1.35    (5.09) - (4.65)
   Value Sub-Account             2006    420,888 15.10 - 15.68   6,357,636     0.75        0.89 - 1.35      16.53 - 17.07
                                 2005    423,013 12.96 - 13.39   5,483,921     0.68        0.89 - 1.35    (2.70) - (2.25)
                                 2004    333,624 13.32 - 13.70   4,447,364     0.45        0.89 - 1.35      10.03 - 10.43
                                 2003    144,358 12.12 - 12.18   1,751,217       --        1.25 - 1.35      23.81 - 23.94

  MSF Morgan Stanley EAFE Index  2007  1,079,041 17.30 - 18.05  18,684,621     1.93        0.89 - 1.35        9.32 - 9.83
   Sub-Account                   2006    910,003 15.83 - 16.43  14,411,542     1.63        0.89 - 1.35      24.04 - 24.61
                                 2005    636,754 12.76 - 13.19   8,127,890     1.48        0.89 - 1.35      11.73 - 12.24
                                 2004    350,801 11.42 - 11.75   4,010,502     0.56        0.89 - 1.35      18.04 - 18.58
                                 2003    110,435   9.67 - 9.91   1,069,948       --        0.89 - 1.35      35.79 - 36.42

  MSF MFS Total Return           2007  1,100,140 38.88 - 54.24  50,198,332     1.84        0.89 - 2.30        1.79 - 3.45
   Sub-Account                   2006    647,027 38.20 - 52.44  29,037,432     1.84        0.89 - 2.30       9.43 - 11.22
                                 2005    183,329 42.86 - 47.15   7,938,057     1.60        0.89 - 1.40        1.69 - 2.21
                                 2004     97,363 42.15 - 46.13   4,141,052     2.14        0.89 - 1.40       9.70 - 10.27
                                 2003     19,756 38.75 - 41.84     766,951       --        0.89 - 1.35      15.43 - 15.97

  MSF MetLife Mid-Cap Stock      2007    886,564 16.94 - 17.54  15,036,423     0.79        0.89 - 1.35        6.33 - 6.82
   Index Sub-Account             2006    751,885 15.93 - 16.42  11,992,134     1.17        0.89 - 1.35        8.62 - 9.12
                                 2005    538,128 14.67 - 15.04   7,899,398     0.64        0.89 - 1.35      10.77 - 11.28
                                 2004    364,852 13.24 - 13.52   4,837,054     0.39        0.89 - 1.35      14.49 - 15.02
                                 2003    128,276 11.57 - 11.75   1,485,897       --        0.89 - 1.35      33.16 - 33.77

  MSF Davis Venture Value        2007 39,936,774 14.23 - 42.70 599,873,294     0.67        0.89 - 2.35        1.99 - 3.65
   Sub-Account                   2006 43,433,483 13.94 - 41.19 632,598,729     0.71        0.89 - 2.35      11.76 - 13.57
                                 2005 44,607,893 12.62 - 36.27 574,773,194     0.51        0.89 - 2.35        7.59 - 9.32
                                 2004 54,052,906 11.73 - 33.18 639,730,420     0.45        0.89 - 2.35       9.53 - 11.37
                                 2003 39,457,451 10.71 - 29.79 422,760,202     0.54        0.89 - 2.35      25.13 - 29.71

  MSF Harris Oakmark Focused     2007 18,551,932 15.69 - 40.39 316,048,072     0.35        0.89 - 2.35    (9.25) - (7.67)
   Value Sub-Account             2006 21,686,262 17.28 - 43.74 402,048,625     0.11        0.89 - 2.35       9.58 - 11.46
                                 2005 23,942,954 15.94 - 39.25 399,066,263       --        0.89 - 2.35        7.17 - 9.01
                                 2004 27,909,852 14.88 - 36.00 424,832,489       --        0.89 - 2.35        7.10 - 8.96
                                 2003 29,640,348 13.89 - 33.04 413,588,774     0.09        0.89 - 2.35      26.99 - 31.48

  MSF Jennison Growth            2007 14,275,390  2.70 - 13.10 182,244,421     0.19        1.30 - 2.35       8.79 - 10.11
   Sub-Account                   2006 15,655,366  2.45 - 11.92 182,151,002       --        1.30 - 2.35        0.15 - 1.20
                                 2005 15,959,598  2.42 - 11.44 184,124,042       --        1.40 - 2.35      10.91 - 20.37
                                 2004 22,012,332 10.31 - 10.51 229,058,863     0.01        1.30 - 2.35        6.40 - 7.53
                                 2003 18,943,891   9.69 - 9.77 184,022,742     0.14        1.30 - 2.35      20.13 - 28.02

  MSF BlackRock Money Market     2007 22,951,175 10.16 - 25.09 241,601,183     4.74        1.15 - 2.35        2.37 - 3.61
   Sub-Account                   2006 18,324,659  9.91 - 24.22 187,577,920     4.50        1.30 - 2.35        2.13 - 3.20
                                 2005 12,431,418  9.82 - 23.43 123,785,657     2.01        1.30 - 2.35        0.42 - 1.47
                                 2004      1,856         23.09      42,787     0.70               1.40             (0.42)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                              ---------------------------------- --------------------------------------------
                                                        UNIT VALUE/1/            INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                         LOWEST TO       NET        INCOME        LOWEST TO       LOWEST TO
                                                UNITS   HIGHEST ($)   ASSETS ($)  RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                              --------- ------------- ---------- ------------  ---------------  ---------------
  MSF T. Rowe Price Small-Cap            2007    77,656 16.25 - 18.44  1,279,290       --        0.89 - 1.40        8.32 - 8.88
   Growth Sub-Account                    2006    73,595 15.00 - 16.94  1,115,539       --        0.89 - 1.40        2.46 - 2.98
                                         2005    63,311 14.64 - 16.45    932,545       --        0.89 - 1.40       9.47 - 10.19
                                         2004    31,008 13.38 - 14.93    418,893       --        0.89 - 1.40       9.54 - 11.08

  MSF Western Asset Management           2007 2,760,203 14.93 - 17.61 44,641,935     2.32        0.95 - 2.30        1.76 - 3.04
   U. S. Government                      2006 1,527,142 14.41 - 16.38 24,039,423     1.66        1.30 - 2.35        1.51 - 2.58
   Sub-Account                           2005   391,235 14.20 - 15.96  6,040,783       --        1.30 - 2.35    (0.73) - (0.04)

  MSF Oppenheimer Global Equity          2007   501,067 19.16 - 21.24  9,987,034     0.71        0.95 - 1.90        4.25 - 5.25
   Sub-Account                           2006   195,337 18.38 - 19.12  3,691,502     0.20        1.50 - 1.90      14.17 - 14.62
                                         2005        -- 16.10 - 16.68         --       --        1.50 - 1.90        6.63 - 6.70

  MSF MetLife Aggressive Allocation      2007   189,794 12.50 - 12.74  2,403,475     0.05        1.55 - 2.25        0.96 - 1.67
   Sub-Account                           2006   101,305 12.39 - 12.57  1,267,689       --        1.40 - 2.25      11.82 - 12.78

  MSF MetLife Conservative Allocation    2007   242,633 11.07 - 11.20  2,702,849       --        1.55 - 2.00        3.47 - 3.94
   Sub-Account                           2006   194,471 10.65 - 10.81  2,088,145       --        1.40 - 2.25        3.88 - 4.76

  MSF MetLife Conservative to            2007   392,909 11.42 - 11.59  4,529,792       --        1.55 - 2.10        2.62 - 3.19
   Moderate Allocation                   2006   273,176 11.10 - 11.26  3,060,196       --        1.40 - 2.25        6.08 - 6.98
   Sub-Account

  MSF MetLife Moderate Allocation        2007 3,351,654 11.81 - 12.04 40,157,114     0.01        1.55 - 2.25        2.01 - 2.73
   Sub-Account                           2006 1,554,946 11.58 - 11.75 18,172,533       --        1.40 - 2.25        8.31 - 9.23

  MSF Moderate to Aggressive Allocation  2007 5,047,763 12.02 - 12.25 61,541,186     0.02        1.55 - 2.25        1.53 - 2.24
   Sub-Account                           2006 1,876,875 11.84 - 12.01 22,426,140       --        1.40 - 2.25       9.59 - 10.53

  Van Kampen LIT Strategic Growth        2007 1,659,770   5.28 - 5.59  9,156,031       --        1.50 - 2.30      13.98 - 15.33
   Sub-Account                           2006 1,033,865   4.59 - 4.87  4,964,651       --        1.40 - 2.30        0.30 - 1.43
                                         2005    88,859   4.53 - 4.61    402,324     0.27        1.40 - 2.30        4.67 - 6.44
                                         2004   108,230          4.25    460,401       --               1.40               5.54
                                         2003   131,352          4.03    530,047       --               1.40              25.58

  Van Kampen LIT Enterprise              2007    28,313          4.34    122,997     0.39               1.40              11.11
   Sub-Account                           2006    39,881          3.91    155,927     0.42               1.40               5.59
                                         2005    43,297          3.70    160,313     0.71               1.40               6.65
                                         2004    46,381          3.47    161,022     0.40               1.40               2.60
                                         2003    50,200          3.38    170,007     0.52               1.40              24.13

  Van Kampen LIT Growth & Income         2007 3,069,791  7.27 - 27.31 49,067,204     1.01        0.95 - 1.90        0.58 - 1.55
   Sub-Account                           2006 1,465,291  7.17 - 14.19 20,351,040     2.60        1.40 - 1.90      13.80 - 14.62
                                         2005    43,633  6.26 - 12.16    272,973     1.17        1.40 - 1.90        2.34 - 8.46
                                         2004    54,075          5.77    311,904     1.01               1.40              12.78
                                         2003    61,622          5.11    315,500     0.87               1.40              26.26

  Van Kampen Comstock                    2007 5,188,036 14.46 - 16.01 77,264,934     1.17        0.95 - 1.90    (4.18) - (3.26)
   Sub-Account                           2006 2,167,418 15.09 - 15.48 33,275,164     0.01        1.50 - 1.90      13.87 - 14.32
                                         2005        -- 13.26 - 13.54         --       --        1.50 - 1.90        4.60 - 4.67

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                            -------------------------------------
                                                      UNIT VALUE/1/
                                                       LOWEST TO          NET
                                              UNITS   HIGHEST ($)      ASSETS ($)
                                            --------- ------------     ----------
  Federated Equity Income              2007     5,473      5.70            31,173
   Sub-Account                         2006    17,127      5.66            96,942
                                       2005    18,507      4.66            86,264
                                       2004    20,644      4.57            94,430
                                       2003    81,743      4.11           336,474

  Federated High Income Bond           2007    18,999      6.68           126,835
   Sub-Account                         2006    20,273      6.55           132,703
                                       2005    22,143      5.99           132,652
                                       2004    31,469      5.92           186,227
                                       2003    48,364      5.43           263,099

  Federated Mid-Cap Growth Strategy    2007    20,874      6.70           139,853
   Sub-Account                         2006    32,906      5.76           189,442
                                       2005    35,001      5.39           188,801
                                       2004    38,902      4.85           188,806
                                       2003    47,399      4.26           202,365

  Neuberger Genesis Trust              2007       927     15.13            14,022
   Sub-Account                         2006     1,051     12.53            13,167
                                       2005     1,183     11.79            13,953
                                       2004     1,371     10.23            14,030
                                       2003     2,060      8.70            16,629

  Alger American Small Capitalization  2007 7,147,895    11.01 - 11.13 79,134,670
   Sub-Account                         2006 7,749,990     9.53 - 9.61  74,178,889
                                       2005 8,307,133     8.05 - 8.11  67,142,470
                                       2004 9,017,916     6.98 - 7.03  63,245,357
                                       2003 9,758,550     6.08 - 6.10  59,524,857

  T. Rowe Price Growth                 2007   118,255     88.67        10,486,221
   Sub-Account                         2006   128,359     81.07        10,405,667
                                       2005   142,212     71.72        10,198,928
                                       2004   162,635     67.90        11,049,157
                                       2003   171,175     62.15        10,622,175

  T. Rowe Price International          2007    87,971     15.52         1,365,106
   Sub-Account                         2006    96,658     13.80         1,334,230
                                       2005   102,719     11.68         1,199,507
                                       2004   107,931     10.13         1,094,227
                                       2003   117,827      8.98         1,054,871

  T. Rowe Price Prime Reserve          2007    96,955     18.05         1,750,411
   Sub-Account                         2006    87,463     17.37         1,519,155
                                       2005    82,793     16.76         1,387,505
                                       2004    69,819     16.46         1,149,982
                                       2003    87,209     16.48         1,437,342

  Janus Aspen Worldwide Growth         2007     1,182      8.40             9,932
   Sub-Account                         2006     1,276      7.73             9,873
                                       2005     1,375      6.60             9,075
                                       2004     1,477      6.29             9,304
                                       2003     1,585      6.06             6,753

                                               FOR THE YEAR ENDED DECEMBER 31
                                       ----------------------------------------
                                       INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                          INCOME        LOWEST TO       LOWEST TO
                                        RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                       ------------  ---------------  --------------
  Federated Equity Income                  4.43            1.40             0.63
   Sub-Account                             2.18            1.40            21.43
                                           2.24            1.40             1.90
                                           3.43            1.40            11.27
                                           1.93            1.40            25.51

  Federated High Income Bond               7.93            1.40             1.98
   Sub-Account                             8.52            1.40             9.27
                                           8.76            1.40             1.23
                                           8.60            1.40             8.92
                                           7.69            1.40            20.52

  Federated Mid-Cap Growth Strategy          --            1.40            16.37
   Sub-Account                               --            1.40             6.73
                                             --            1.40            11.14
                                             --            1.40            13.82
                                             --            1.40            38.13

  Neuberger Genesis Trust                  0.14            0.89            20.72
   Sub-Account                             1.05            0.89             6.31
                                             --            0.89            15.27
                                           0.15            0.89            17.62
                                             --            0.89            30.49

  Alger American Small Capitalization        --           1.25 - 1.40     15.60 - 15.78
   Sub-Account                               --           1.25 - 1.40     18.35 - 18.53
                                             --           1.25 - 1.40     15.26 - 15.43
                                             --           1.25 - 1.40     14.95 - 15.12
                                             --           1.25 - 1.40     40.37 - 40.58

  T. Rowe Price Growth                     0.60            0.89             9.38
   Sub-Account                             0.62            0.89             5.62
                                           0.07            0.89             5.62
                                           0.59            1.25             9.26
                                           0.16            0.89            30.06

  T. Rowe Price International              1.62            0.89            12.42
   Sub-Account                             1.20            0.89            18.21
                                           1.45            0.89            15.24
                                           1.20            0.89            12.88
                                           0.74            0.89            30.12

  T. Rowe Price Prime Reserve              4.77            0.89             3.94
   Sub-Account                             4.55            0.89             3.64
                                           2.70            0.89             1.81
                                           0.81            0.89           (0.10)
                                           0.69            0.89           (0.30)

  Janus Aspen Worldwide Growth             0.76            0.89             8.65
   Sub-Account                             1.77            0.89            17.16
                                           1.36            0.89             4.93
                                           1.00            0.89             3.85
                                           0.01            0.89            22.89

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                      ------------------------------------- --------------------------------------------
                                                 UNIT VALUE/1/              INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                  LOWEST TO        NET         INCOME        LOWEST TO       LOWEST TO
                                        UNITS    HIGHEST ($)    ASSETS ($)   RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                      --------- --------------- ----------- ------------  ---------------  ---------------
  American Funds Global Small    2007   985,561   34.16 - 37.13  35,036,450     2.98        0.89 - 1.75      19.31 - 20.35
   Capitalization Sub-Account    2006   666,735   29.64 - 30.85  19,777,453     0.46        0.89 - 1.35      22.39 - 22.96
                                 2005   470,780   24.22 - 25.09  11,408,824     0.90        0.89 - 1.35      23.68 - 24.24
                                 2004   282,816   19.58 - 20.19   5,545,295       --        0.89 - 1.35      19.26 - 19.81
                                 2003    77,922   16.42 - 16.85   1,281,166     0.07        0.89 - 1.35      51.47 - 52.17

  American Funds Growth          2007 1,458,315 142.42 - 199.51 245,762,919     0.98        0.89 - 2.30       9.78 - 11.35
   Sub-Account                   2006   729,519 129.74 - 179.18 111,503,370     1.17        0.89 - 2.30        7.72 - 9.24
                                 2005   208,063 120.44 - 164.02  30,740,407     0.78        0.89 - 2.30       6.63 - 15.16
                                 2004   132,705 129.36 - 142.42  17,199,760     0.21        0.89 - 1.35      10.98 - 11.50
                                 2003    59,754 116.56 - 127.74   6,979,020     0.16        0.89 - 1.35      34.97 - 35.60

  American Funds Growth-Income   2007 1,369,874  96.80 - 135.60 156,224,069     1.92        0.89 - 2.30        2.64 - 4.11
   Sub-Account                   2006   687,630  94.31 - 130.25  76,344,065     2.27        0.89 - 2.30      12.59 - 14.18
                                 2005   199,680  83.76 - 114.07  20,563,346     1.49        0.89 - 2.30        4.51 - 4.90
                                 2004   137,919  98.77 - 108.74  13,647,442     1.15        0.89 - 1.35        8.89 - 9.39
                                 2003    53,632   90.71 - 99.40   4,876,338     1.38        0.89 - 1.35      30.65 - 31.25

  American Funds Global Growth   2007 3,676,314   26.64 - 30.77 104,847,881     3.27        0.95 - 2.30      12.22 - 13.76
   Sub-Account                   2006 1,374,016   23.74 - 25.90  34,540,668     0.78        1.40 - 2.30      17.70 - 18.76
                                 2005    22,386   20.17 - 21.81     473,459       --        1.40 - 2.30        7.09 - 7.25

  American Funds Bond            2007   413,860   15.27 - 16.64   6,639,941     8.01        0.95 - 1.75        0.28 - 2.19
   Sub-Account (c)

  AllianceBernstein Large-Cap    2007    29,088   35.49 - 37.77   1,081,236       --        1.50 - 1.90      11.46 - 11.91
   Growth Sub-Account            2006    19,969   31.84 - 33.74     665,657       --        1.50 - 1.90    (2.54) - (2.15)
                                 2005        --   32.67 - 34.49          --       --        1.50 - 1.90        5.62 - 5.69

  FTVIPT Franklin Templeton      2007 1,494,843   15.37 - 25.43  26,039,062     2.07        1.55 - 2.30      25.84 - 26.79
   Developing Markets            2006   764,911   12.21 - 20.23  11,178,712     1.22        1.40 - 2.30      25.19 - 26.31
   Sub-Account                   2005    21,537    9.76 - 16.02     230,232       --        1.40 - 2.30      10.70 - 10.86

  FTVIPT Franklin Mutual Shares  2007 3,006,411   22.90 - 25.46  71,392,728     1.37        0.95 - 1.90        1.52 - 2.50
   Securities Sub-Account        2006 1,273,727   22.56 - 23.49  29,530,718     0.99        1.50 - 1.90      16.16 - 16.62
                                 2005    11,181   18.72 - 20.33     217,513       --        1.40 - 2.30        4.64 - 4.79

  FTVIPT Franklin Templeton      2007 1,778,828   15.73 - 36.77  56,498,732     1.81        1.55 - 2.30      12.82 - 13.67
   Foreign Securities            2006   946,611   13.88 - 32.88  24,137,809     1.33        1.40 - 2.30      18.69 - 19.76
   Sub-Account                   2005    33,847   11.86 - 25.00     813,751       --        1.40 - 2.30        4.87 - 5.02

  FTVIPT Franklin Templeton      2007 2,063,301   13.72 - 19.85  38,096,365     1.31        0.95 - 1.90        0.41 - 1.37
   Growth Securities             2006   784,417   18.41 - 19.72  15,182,959     0.76        1.50 - 1.90         19.52 - 20
   Sub-Account                   2005        --   15.41 - 15.57          --       --        1.50 - 1.90        4.78 - 4.84

  FTVIPT Franklin Income         2007 1,974,360   39.38 - 50.37  88,519,218     3.16        0.95 - 2.25        1.44 - 2.77
   Securities Sub-Account        2006   664,025   38.83 - 45.21  28,820,820     2.35        1.40 - 2.25      15.62 - 16.60
                                 2005     4,136   33.58 - 38.78     150,925       --        1.40 - 2.25        0.82 - 0.96

  FTVIPT Franklin Templeton      2007   318,925   12.27 - 13.18   4,080,871     0.01        0.95 - 1.75        3.66 - 9.78
   Global Income Securities
   Sub-Account (c)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                     ------------------------------------ ----------------------------------------------
                                                UNIT VALUE/1/             INVESTMENT/2/ EXPENSE RATIO/3/  TOTAL RETURN/4/
                                                 LOWEST TO       NET         INCOME        LOWEST TO        LOWEST TO
                                       UNITS    HIGHEST ($)   ASSETS ($)   RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------- ------------- ----------- ------------  ---------------  -----------------
  FTVIPT Franklin Templeton     2007    251,664   8.75 - 8.79   2,208,487       --        0.95 - 1.75     (14.60) - (3.45)
   Small Cap Value Securities
   Sub-Account (c)

  Van Kampen UIF Equity and     2007 10,934,412 14.95 - 15.63 166,104,798     2.06        0.95 - 1.90          1.41 - 2.38
   Income Sub-Account           2006  4,592,861 14.74 - 14.96  68,376,576     0.79        1.50 - 1.90        10.46 - 10.91
                                2005         -- 13.34 - 13.49          --       --        1.50 - 1.90          2.16 - 2.22

  Van Kampen UIF U.S Real       2007  2,043,530 24.02 - 49.19  52,908,525     2.27        0.95 - 1.90    (18.64) - (17.86)
   Estate Sub-Account           2006    928,174 29.52 - 30.20  27,806,209     0.66        1.50 - 1.90        35.46 - 36.00
                                2005         --  21.8 - 22.20          --       --        1.50 - 1.90          7.52 - 7.59

  Van Kampen UIF U.S. Mid-Cap   2007    257,428 10.95 - 11.05   2,833,669     0.17        0.95 - 1.75      (6.13) - (6.63)
   Value Sub-Account (c)

  Pioneer VCT Mid-Cap           2007    813,072 31.43 - 35.50  26,728,784     0.54        0.95 - 1.90          3.35 - 4.34
   Sub-Account                  2006    262,287 30.41 - 31.88   8,219,057       --        1.50 - 1.90        10.16 - 10.60
                                2005         -- 27.60 - 28.83          --       --        1.50 - 1.90          6.23 - 6.29

  LMPVET Small Cap              2007    754,675 13.77 - 17.53  10,904,358       --        1.10 - 2.30          7.50 - 8.80
   Growth Sub-Account           2006    325,638 12.81 - 13.36   4,282,564     0.46        1.40 - 2.30        10.21 - 11.20
                                2005     15,787 11.63 - 12.01     187,061       --        1.40 - 2.30          5.33 - 5.49

  LMPVET Investors              2007    279,645 15.98 - 17.30   4,699,165     1.52        1.50 - 2.30          1.53 - 2.35
   Sub-Account                  2006    130,370 15.74 - 17.05   2,127,448     2.98        1.40 - 2.30        15.58 - 16.62
                                2005      6,750 13.62 - 14.62      95,594     1.12        1.40 - 2.30          3.58 - 3.73

  LMPV Capital and Income       2007         --            --          --     0.71        1.50 - 1.90          5.04 - 5.17
   Sub-Account (a)              2006  3,099,287 11.58 - 11.66  36,059,191     3.42        1.50 - 1.90          9.10 - 9.54
                                2005         -- 10.61 - 10.64          --       --        1.50 - 1.90          1.65 - 1.71

  LMPVET Equity Index           2007  2,276,152  9.89 - 29.42  66,117,281     2.15        1.55 - 2.90          2.17 - 3.30
   Sub-Account                  2006  1,440,692  9.61 - 10.25  41,031,761     3.98        1.40 - 2.90        12.51 - 13.52
                                2005      2,224  25.69 - 9.03      19,773     1.22        1.40 - 2.90          3.64 - 3.83

  LMPVET Fundamental Value      2007  2,440,021 31.33 - 37.72  84,463,307     1.55        0.95 - 2.30      (1.05) - (0.31)
   Sub-Account                  2006  1,257,495 31.66 - 35.61  43,419,332     3.96        1.40 - 2.30        14.15 - 15.18
                                2005      1,160 27.73 - 30.92      34,376     0.96        1.40 - 2.30          3.30 - 3.45
                                2004         --            --          --       --                 --                   --
                                2003         --            --          --       --                 --                   --

  LMPVET Appreciation           2007  2,591,844 15.95 - 36.42  83,497,462     1.37        0.95 - 2.30          1.22 - 7.39
   Sub-Account                  2006  1,236,956 27.95 - 32.05  38,211,834     2.66        1.40 - 2.30        12.19 - 13.21
                                2005      1,722 24.91 - 28.31      47,007     0.48        1.40 - 2.30          2.32 - 2.47

  LMPVET Aggressive Growth      2007  9,406,900 13.02 - 15.26 127,959,661       --        0.95 - 2.30        (0.82) - 0.54
   Sub-Account                  2006  5,468,811 13.12 - 13.68  73,942,504       --        1.40 - 2.30          6.32 - 7.28
                                2005     15,934 12.34 - 12.75     200,186       --        1.40 - 2.30          3.53 - 3.68

  LMPVET Large Cap Growth       2007    699,543 13.49 - 14.58   9,921,012     0.05        1.50 - 2.30          2.90 - 3.73
   Sub-Account                  2006    433,171 13.11 - 14.18   5,945,005     0.30        1.40 - 2.30          2.22 - 3.15
                                2005     15,016 12.83 - 13.74     201,094     0.12        1.40 - 2.30          4.17 - 4.33

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                        ---------------------------------- --------------------------------------------
                                                  UNIT VALUE/1/            INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                   LOWEST TO       NET        INCOME        LOWEST TO       LOWEST TO
                                          UNITS   HIGHEST ($)   ASSETS ($)  RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                        --------- ------------- ---------- ------------  ---------------  ---------------
  LMPV Large Cap Value             2007        --            --         --     0.46        1.50 - 1.90        5.01 - 5.15
   Sub-Account (a)                 2006    47,187 23.80 - 25.02  1,166,335     2.30        1.50 - 1.90      16.05 - 16.52
                                   2005        -- 20.51 - 21.48         --       --        1.50 - 1.90        3.64 - 3.71

  LMPVET Social Awareness          2007    19,022 28.57 - 30.42    565,965     1.84        1.50 - 1.90        8.80 - 9.24
   Sub-Account                     2006    10,361 26.26 - 27.85    281,509     1.25        1.50 - 1.90        5.67 - 6.09
                                   2005        -- 24.85 - 26.25         --       --        1.50 - 1.90        3.13 - 3.20

  LMPVET Capital and Income        2007 4,737,273 12.15 - 15.28 59,957,587     1.99        1.10 - 1.90        0.27 - 5.14
   Sub-Account (^)                 2006   154,474 14.18 - 14.70  2,252,417     2.55        1.40 - 2.25       9.67 - 10.61
                                   2005     2,660 12.93 - 13.29     35,068     0.84        1.40 - 2.25        2.63 - 2.77

  LMPVET Multi-Discipline          2007        --            --         --     0.71        1.50 - 2.30        1.26 - 1.96
   Sub-Account-Large Cap           2006    77,203 15.58 - 16.19  1,228,885     1.69        1.40 - 2.30       9.73 - 10.72
   Growth and Value (d)            2005     2,136 14.20 - 14.62     30,931     0.63        1.40 - 2.30        3.24 - 3.39

  LMPVET Capital                   2007   542,230 16.11 - 16.80  8,963,789     0.52        1.50 - 2.30      (0.48) - 0.32
   Sub-Account                     2006   284,789 16.19 - 16.82  4,710,142     0.93        1.40 - 2.30      11.04 - 12.04
                                   2005     9,633 14.58 - 15.01    142,551     0.35        1.40 - 2.30        3.40 - 3.55

  LMPVET Global Equity             2007   417,802 18.13 - 18.61  7,705,323     0.61        1.50 - 2.00        2.82 - 3.34
   Sub-Account                     2006   290,262 17.41 - 18.08  5,189,364     1.84        1.40 - 2.30      12.59 - 13.60
                                   2005    10,041 15.46 - 15.92    159,052     0.46        1.40 - 2.30        3.79 - 3.94

  LMPV Premier Selections          2007        --            --         --     0.10        1.50 - 1.65        6.43 - 6.48
   All Cap Growth                  2006    16,983 12.15 - 12.51    211,218       --        1.50 - 1.90        5.32 - 5.74
   Sub-Account (a)                 2005        -- 11.53 - 11.83         --       --        1.50 - 1.90        4.26 - 4.33

  LMPVET Dividend Strategy         2007   834,706  9.41 - 10.05  8,243,529     2.90        1.50 - 2.30        4.02 - 4.86
   Sub-Account                     2006   321,925   9.04 - 9.59  3,032,256     5.84        1.50 - 2.30      15.26 - 16.18
                                   2005     3,967   7.85 - 8.25     31,996     1.35        1.50 - 2.30        1.96 - 2.09

  LMPV Growth and Income           2007        --            --         --     0.12        1.50 - 1.90        4.51 - 4.65
   Sub-Account (a)                 2006   351,206 10.05 - 28.80  3,608,020     1.57        1.50 - 2.90      10.37 - 12.11
                                   2005        --   9.11 - 9.34         --       --        1.50 - 1.90        4.41 - 4.47

  LMPVET Lifestyle Allocation 50%  2007   590,437 15.45 - 16.14  9,409,255     5.14        1.50 - 1.90        1.26 - 1.67
   Sub-Account                     2006   177,614 13.97 - 15.88  2,794,996     5.99        1.50 - 1.90        6.19 - 6.61
                                   2005        -- 14.37 - 14.89         --       --        1.50 - 1.90        2.97 - 3.03

  LMPVET Lifestyle Allocation 70%  2007   250,067 14.23 - 14.86  3,668,950     4.65        1.50 - 1.90        1.87 - 2.28
   Sub-Account                     2006    23,381 13.97 - 14.53    336,900     3.81        1.50 - 1.90        6.81 - 7.24
                                   2005        -- 13.08 - 13.55         --       --        1.50 - 1.90        3.86 - 3.93

  LMPVET Lifestyle Allocation 85%  2007 1,057,927 14.80 - 16.41 16,581,727     5.12        0.95 - 1.90        1.41 - 2.38
   Sub-Account                     2006    21,392 14.59 - 15.18    320,998     1.97        1.50 - 1.90        7.41 - 7.84
                                   2005        -- 13.59 - 14.08         --       --        1.50 - 1.90        3.84 - 3.90

  LMPVIT Adjustable Rate Income    2007   310,564 10.02 - 10.28  3,178,900     5.20        1.50 - 2.10    (0.76) - (0.16)
   Sub-Account                     2006   216,326 10.04 - 10.33  2,220,514    11.96        1.40 - 2.25        1.79 - 2.66
                                   2005       351  9.87 - 10.06      3,504     3.00        1.40 - 2.25        0.29 - 0.42

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                              AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                      ---------------------------------- --------------------------------------------
                                                UNIT VALUE/1/            INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                 LOWEST TO       NET        INCOME        LOWEST TO       LOWEST TO
                                        UNITS   HIGHEST ($)   ASSETS ($)  RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                      --------- ------------- ---------- ------------  ---------------  ---------------
  LMPVIT Global High Yield Bond  2007 2,527,054 15.11 - 16.97 40,738,484     9.95        1.10 - 2.30    (2.35) - (1.17)
   Sub-Account                   2006 1,039,676 15.48 - 16.73 16,994,644    15.93        1.40 - 2.30        8.13 - 9.11
                                 2005     3,458 14.31 - 15.33     51,516     6.03        1.40 - 2.30        1.28 - 1.42

  LMPVIT Money Market            2007 3,326,218 12.23 - 14.61 44,647,513     4.76        0.95 - 2.30        2.51 - 3.91
   Sub-Account                   2006 1,600,672 11.93 - 13.35 20,676,751     4.63        1.40 - 2.30        2.26 - 3.18
                                 2005    15,276 11.66 - 12.94    190,202     0.15        1.40 - 2.30        0.25 - 0.40
                                 2004        --            --         --       --                 --                 --
                                 2003        --            --         --       --                 --                 --

1 The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
2 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against the contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Sub-Account invests.
3 These amounts represent the annualized contract expenses of the Separate
  Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.
4 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Investors USA Insurance Company:

     We have audited the accompanying balance sheets of MetLife Investors USA Insurance Company (the "Company") as of December 31, 2007 and 2006, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of MetLife Investors USA Insurance Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 14, the accompanying 2006 and 2005 financial statements have been restated.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 3, 2008

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                 BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                  2007        2006
                                                                -------   ------------
                                                                          As Restated,
                                                                           See Note 14
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $4,322 and $4,056,
     respectively)............................................  $ 4,328      $ 4,077
  Equity securities available-for-sale, at estimated fair
     value (cost: $11 and $19, respectively)..................       10           19
  Mortgage loans on real estate...............................      405          478
  Policy loans................................................       39           37
  Real estate joint ventures held-for-investment..............       13           --
  Other limited partnership interests.........................      200           33
  Short-term investments......................................      483          355
  Other invested assets.......................................       26           16
                                                                -------      -------
     Total investments........................................    5,504        5,015
Cash and cash equivalents.....................................       91           38
Accrued investment income.....................................       54           55
Premiums and other receivables................................    2,948        1,909
Deferred policy acquisition costs.............................    1,806        1,533
Current income tax recoverable................................       14          120
Other assets..................................................      567          578
Separate account assets.......................................   23,842       18,616
                                                                -------      -------
     Total assets.............................................  $34,826      $27,864
                                                                =======      =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits......................................  $   444      $   259
  Policyholder account balances...............................    5,489        4,958
  Other policyholder funds....................................    1,374        1,221
  Long-term debt -- affiliated................................      435          435
  Deferred income tax liability...............................      327          246
  Payables for collateral under securities loaned and other
     transactions.............................................      928          901
  Other liabilities...........................................      412          161
  Separate account liabilities................................   23,842       18,616
                                                                -------      -------
     Total liabilities........................................   33,251       26,797
                                                                -------      -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 9)

STOCKHOLDER'S EQUITY:
Preferred stock, par value $1.00 per share; 200,000 shares
  authorized, issued and outstanding at December 31, 2007 and
  2006........................................................       --           --
Common stock, par value $200.00 per share; 15,000 shares
  authorized; 11,000 shares issued and outstanding at December
  31, 2007 and 2006...........................................        2            2
Additional paid-in capital....................................      960          710
Retained earnings.............................................      621          356
Accumulated other comprehensive income (loss).................       (8)          (1)
                                                                -------      -------
     Total stockholder's equity...............................    1,575        1,067
                                                                -------      -------
     Total liabilities and stockholder's equity...............  $34,826      $27,864
                                                                =======      =======




                 See accompanying notes to financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                              STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                                              2007     2006   2005
                                                             ------   -----   ----
                                                                      AS RESTATED,
                                                                       SEE NOTE 14
REVENUES
Premiums...................................................  $  154   $  89   $ 59
Universal life and investment-type product policy fees.....     568     417    389
Net investment income......................................     244     242    221
Other revenues.............................................     140     102     76
Net investment gains (losses)..............................     239    (107)   (27)
                                                             ------   -----   ----
     Total revenues........................................   1,345     743    718
                                                             ------   -----   ----
EXPENSES
Policyholder benefits and claims...........................     192      87     58
Interest credited to policyholder account balances.........     247     235    216
Other expenses.............................................     537     358    304
                                                             ------   -----   ----
     Total expenses........................................     976     680    578
                                                             ------   -----   ----
Income before provision for income tax.....................     369      63    140
Provision for income tax...................................     104       3     34
                                                             ------   -----   ----
Net income.................................................  $  265   $  60   $106
                                                             ======   =====   ====




                 See accompanying notes to financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                       STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                          ACCUMULATED
                                                                 ADDITIONAL                  OTHER
                                            PREFERRED   COMMON     PAID-IN    RETAINED   COMPREHENSIVE
                                              STOCK      STOCK     CAPITAL    EARNINGS   INCOME (LOSS)    TOTAL
                                            ---------   ------   ----------   --------   -------------   ------
Balance at January 1, 2005................     $ --      $  2       $398        $190          $ 36       $  626
Comprehensive income (loss):
  Net income, as restated, see Note 14....                                       106                        106
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.........................                                                       1            1
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                                     (81)         (81)
                                                                                                         ------
     Other comprehensive income (loss)....                                                                  (80)
                                                                                                         ------
  Comprehensive income (loss).............                                                                   26
                                               ----      ----       ----        ----          ----       ------
Balance at December 31, 2005, as restated,
  see Note 14.............................       --         2        398         296           (44)         652
Contribution of intangible assets from
  MetLife, Inc., net of income tax........                           162                                    162
Capital contribution from MetLife
  Insurance Company of Connecticut........                           150                                    150
Comprehensive income (loss):
  Net income, as restated, see Note 14....                                        60                         60
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.........................                                                       1            1
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                                      42           42
                                                                                                         ------
     Other comprehensive income (loss)....                                                                   43
                                                                                                         ------
  Comprehensive income (loss).............                                                                  103
                                               ----      ----       ----        ----          ----       ------
Balance at December 31, 2006, as restated,
  see Note 14.............................       --         2        710         356            (1)       1,067
Capital contribution from MetLife
  Insurance Company of Connecticut........                           250                                    250
Comprehensive income (loss):
  Net income..............................                                       265                        265
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.........................                                                      (1)          (1)
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                                      (6)          (6)
                                                                                                         ------
     Other comprehensive income (loss)....                                                                   (7)
                                                                                                         ------
  Comprehensive income (loss).............                                                                  258
                                               ----      ----       ----        ----          ----       ------
Balance at December 31, 2007..............      $--        $2       $960        $621          $ (8)      $1,575
                                               ====      ====       ====        ====          ====       ======




                 See accompanying notes to financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                            STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                2007      2006      2005
                                                              -------   -------   -------
                                                                           AS RESTATED,
                                                                           SEE NOTE 14
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $   265   $    60   $   106
Adjustments to reconcile net income to net cash provided by
  (used in) operating activities:
     Depreciation and amortization expenses.................        9         4        --
     Amortization of premiums and accretion of discounts
       associated with investments, net.....................       (1)        6        15
     (Gains) losses from sales of investments, net..........     (239)      107        27
     Gain from recapture of ceded reinsurance...............      (22)       --        --
     Interest credited to policyholder account balances.....      247       235       216
     Universal life and investment-type product policy
       fees.................................................     (568)     (417)     (389)
     Undistributed equity earnings of real estate joint
       ventures and other limited partnership interests.....        4        --        --
     Change in accrued investment income....................        1        (2)      (13)
     Change in premiums and other receivables...............     (331)     (287)     (526)
     Change in deferred policy acquisition costs, net.......     (268)     (324)     (126)
     Change in insurance-related liabilities................      243       169       164
     Change in income tax recoverable.......................      191        11       220
     Change in other assets.................................      288       193        86
     Change in other liabilities............................      248        (7)       96
                                                              -------   -------   -------
Net cash provided by (used in) operating activities.........       67      (252)     (124)
                                                              -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities..............................    1,463     2,213     1,943
     Equity securities......................................        7        --        --
     Mortgage loans on real estate..........................      105       111        24
     Other limited partnership interests....................        7        --        --
  Purchases of:
     Fixed maturity securities..............................   (1,756)   (1,936)   (2,685)
     Mortgage loans on real estate..........................      (33)     (141)      (20)
     Real estate and real estate joint ventures.............      (13)       --        --
     Other limited partnership interests....................     (178)      (29)       --
  Net change in short-term investments......................     (128)      (71)     (153)
  Net change in other invested assets.......................      (21)      (73)      (36)
                                                              -------   -------   -------
Net cash (used in) provided by investing activities.........     (547)       74      (927)
                                                              -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits...............................................    7,737     6,119     3,758
     Withdrawals............................................   (7,481)   (6,017)   (3,398)
  Net change in payables for collateral under securities
     loaned and other transactions..........................       27       (86)      197
  Long-term debt issued.....................................       --        --       400
  Capital contribution from MetLife Insurance Company of
     Connecticut............................................      250       150        --
                                                              -------   -------   -------
Net cash provided by financing activities...................      533       166       957
                                                              -------   -------   -------
Change in cash and cash equivalents.........................       53       (12)      (94)
Cash and cash equivalents, beginning of year................       38        50       144
                                                              -------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $    91   $    38   $    50
                                                              =======   =======   =======
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest...............................................  $    31   $    31   $    18
                                                              =======   =======   =======
     Income tax.............................................  $   (87)  $    (9)  $  (186)
                                                              =======   =======   =======
  Non-cash transactions during the year:
     Contribution of intangible assets from MetLife, Inc.,
       net of deferred income tax (see Note 5)..............  $    --   $   162   $    --
                                                              =======   =======   =======




--------
See Note 6 for non-cash reinsurance transactions.

                 See accompanying notes to financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14)

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     MetLife Investors USA Insurance Company (the "Company"), a Delaware domiciled life insurance company is a wholly-owned subsidiary of MetLife Insurance Company of Connecticut ("MICC"). MICC is a subsidiary of MetLife, Inc. ("MetLife"). On October 11, 2006, the Company was transferred from MetLife Investors Group, Inc. ("MLIG") to MICC. Prior to October 11, 2006, the Company was a wholly-owned subsidiary of MLIG. The Company markets, administers and insures a broad range of term life and universal life insurance policies and variable and fixed annuity contracts.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  BASIS OF PRESENTATION

     The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or partnership's operations.

     Certain amounts in the prior year periods' financial statements have been reclassified to conform with the 2007 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The most critical estimates include those used in determining:

          (i) the fair value of investments in the absence of quoted market values;

          (ii)   investment impairments;

          (iii)  the recognition of income on certain investments;

          (iv)   the fair value of and accounting for derivatives;

          (v) the capitalization and amortization of deferred policy acquisition costs ("DAC");

          (vi)   the liability for future policyholder benefits;

          (vii) accounting for income taxes and the valuation of deferred tax assets;

          (viii) accounting for reinsurance transactions; and

          (ix)   the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

  Investments

     The Company's principal investments are in fixed maturity securities, mortgage loans on real estate and short-term investments. The accounting policies related to each of the Company's investments are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 2);
     (vii) unfavorable changes in forecasted cash

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)


     flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. For its cost method investments, the Company follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the determination of the fair value of investments, the timing and amount of impairments, the recognition of income, or consolidation of investments may have a material effect on the amounts presented within the financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)


The Company uses a variety of derivatives, including swaps and futures to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts, as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income
(loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the financial statements and that their related changes in fair value could materially affect reported net income.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Computer Software

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $49 million and $34 million at December 31, 2007 and 2006, respectively. Accumulated amortization of capitalized software was $6 million and $3 million at December 31, 2007 and 2006, respectively. Related amortization expense was $6 million and $3 million for the years ended December 31, 2007 and 2006. There was no amortization expense for the year ended December 31, 2005.

  Deferred Policy Acquisition Costs

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. The recovery of DAC is dependent upon the future profitability of the related business.

     DAC on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, persistency, and investment returns at policy issuance that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance is caused only by variability in premium volumes.

     The Company amortizes DAC related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)


Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements", effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited.

     The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)


experience when the basis of the liability is established. Interest rates for future policy benefit liabilities on non-participating traditional life insurance range from 5% to 7%.

     Future policy benefit liabilities for traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 11%.

     The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company issues both GMWBs and GMABs directly and assumes risk relating to GMWBs and GMABs issued by an affiliate through a financing agreement. Some of the risks associated with GMWBs and GMABs directly written and assumed were transferred to a different affiliate through another financing agreement and are included in premiums and other receivables.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 13%, less expenses, mortality charges, and withdrawals.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)


amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include fees on reinsurance financing agreements and advisory fees. Such fees are recognized in the period in which services are performed.

  Income Taxes

     Effective October 11, 2006, the Company joined MICC's includable subsidiaries in filing a federal income tax return. Prior to the transfer of the Company to MICC, the Company joined MetLife's includable subsidiaries in filing a federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

          (i) future taxable income exclusive of reversing temporary differences and carryforwards;

          (ii)  future reversals of existing taxable temporary differences;

          (iii) taxable income in prior carryback years; and

          (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities or

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)


when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements", the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)


such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder.

     The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Foreign Currency

     The Company participates in reinsurance transactions with a foreign company. Balance sheet accounts are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur. Translation adjustments and gains and losses from foreign currency transactions were less than $1 million for each of the years ended December 31, 2007, 2006 and 2005, respectively.

  Litigation Contingencies

     The Company is a party to legal actions and has been involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits are especially difficult to estimate due to the limitation of available data and uncertainty regarding numerous variables used to determine amounts recorded. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. It is possible that an

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)


adverse outcome in certain matters, or the use of different assumptions in the determination of amounts recorded could have a material adverse effect upon the Company's net income or cash flows in particular annual periods.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 did not have an impact on the Company's financial statements.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 did not have a material impact on the Company's financial statements.

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging ("SFAS 133") and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's financial statements.

  Other

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's financial statements, and has provided the required disclosures.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Effective January 1, 2008, the Company adopted SFAS 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS 157 changes the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as well as changing the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company's own credit standing in their valuation. As a result of the adoption of SFAS 157 on January 1, 2008, the Company expects such changes to result in a gain in the range of $30 million to $50 million, net of income tax, in the Company's statement of income.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option is generally applied on an instrument- by-instrument basis and is generally an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments. Accordingly, there was no impact on the Company's retained earnings or equity as of January 1, 2008.

     In June 2007, the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies ("SOP 07-1"). Upon adoption of SOP 07-1, the Company must also adopt the provisions of FASB Staff Position FSP No. FIN 46(r)-7, Application of FASB Interpretation No. 46 to Investment Companies, which permanently exempts investment companies from applying the provisions of FIN No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51, and its December 2003 revision to investments carried at fair value. SOP 07-1 provides guidance for determining whether an entity falls within the scope of the AICPA Audit and Accounting Guide Investment Companies and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity method investor in an investment company. In certain circumstances, SOP 07-1 precludes retention of specialized accounting for investment companies (i.e., fair value accounting), when similar direct investments exist in the consolidated group and are measured on a basis inconsistent with that applied to investment companies. Additionally, SOP 07-1 precludes retention of specialized accounting for investment companies if the reporting entity does not distinguish through documented policies the nature and type of investments to be held in the investment companies from those made in the consolidated group where other accounting guidance is being applied. In February 2008, the FASB issued FSP No. SOP 7-1-1, Effective Date of AICPA Statement of Position 07-1, which delays indefinitely the effective date of SOP 07-1. The Company is closely monitoring further FASB developments.

     In May 2007, the FASB issued FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. FSP 39-1 applies to fiscal years beginning after November 15, 2007. FSP 39-1 will be applied retrospectively, unless it is impracticable to do so. Upon adoption of FSP 39-1, the Company is permitted to change its accounting policy to offset or not offset fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 will not have an impact on the Company's financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160") which are effective for fiscal years beginning after December 15, 2008. Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial, or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company is currently evaluating the impact of SFAS 141(r) on its accounting for future acquisitions and the impact of SFAS 160 on its financial statements.

  Other

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the impact of SFAS 161 on its financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact of FSP 140-3 on its financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     In January 2008, the FASB cleared SFAS 133 Implementation Issue E23, Clarification of the Application of the Shortcut Method ("Issue E23"). Issue E23 amends SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception, as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities would not be precluded from assuming no ineffectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. Issue E23 is effective for hedging relationships designated on or after January 1, 2008. The Company does not expect the adoption of Issue E23 to have a material impact on its financial statements.

     In December 2007, the FASB ratified as final the consensus on EITF Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6"). EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. The consensus concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. EITF 07-6 applies prospectively to new arrangements entered into and assessments on existing transactions performed in fiscal years beginning after December 15, 2008. The Company does not expect the adoption of EITF 07-6 to have a material impact on its financial statements.

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                            DECEMBER 31, 2007
                                            ------------------------------------------------
                                                             GROSS
                                             COST OR      UNREALIZED
                                            AMORTIZED    ------------     ESTIMATED     % OF
                                               COST      GAIN    LOSS    FAIR VALUE    TOTAL
                                            ---------    ----    ----    ----------    -----
                                                              (IN MILLIONS)
U.S. corporate securities...............      $1,736      $25     $49      $1,712       39.6%
Residential mortgage-backed securities..         953       10       7         956       22.1
Foreign corporate securities............         509       16       7         518       12.0
U.S. Treasury/agency securities.........         413       17      --         430        9.9
Commercial mortgage-backed securities...         406        4       6         404        9.3
Asset-backed securities.................         213        1       9         205        4.7
Foreign government securities...........          71       11      --          82        1.9
State and political subdivision
  securities............................          21       --      --          21        0.5
                                              ------      ---     ---      ------      -----
  Total fixed maturity securities.......      $4,322      $84     $78      $4,328      100.0%
                                              ======      ===     ===      ======      =====
Non-redeemable preferred stock..........      $   11      $--     $ 1      $   10      100.0%
                                              ------      ---     ---      ------      -----
  Total equity securities...............      $   11      $--     $ 1      $   10      100.0%
                                              ======      ===     ===      ======      =====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

                                                         DECEMBER 31, 2006
                                           --------------------------------------------
                                                          GROSS
                                            COST OR     UNREALIZED
                                           AMORTIZED   -----------    ESTIMATED    % OF
                                              COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                           ---------   ----   ----   ----------   -----
                                                           (IN MILLIONS)
U.S. corporate securities................    $1,775     $29    $24     $1,780      43.7%
Residential mortgage-backed securities...       857       7      3        861      21.1
Foreign corporate securities.............       430      14      4        440      10.8
U.S. Treasury/agency securities..........       349       1      3        347       8.5
Commercial mortgage-backed securities....       375       2      5        372       9.1
Asset-backed securities..................       201       1      1        201       4.9
Foreign government securities............        66       7     --         73       1.8
State and political subdivision
  securities.............................         3      --     --          3       0.1
                                             ------     ---    ---     ------     -----
  Total fixed maturity securities........    $4,056     $61    $40     $4,077     100.0%
                                             ======     ===    ===     ======     =====
Non-redeemable preferred stocks..........    $   19     $--    $--     $   19     100.0%
                                             ------     ---    ---     ------     -----
  Total equity securities................    $   19     $--    $--     $   19     100.0%
                                             ======     ===    ===     ======     =====



     The Company held foreign currency derivatives with notional amounts of $26 million and $23 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2007 and 2006, respectively.

     The Company is not exposed to any significant concentrations of credit risk in its equity securities portfolio. The Company is exposed to concentrations of credit risk related to U.S. Treasury securities and obligations of U.S. government corporations and agencies. Additionally, at December 31, 2007 and 2006, the Company had exposure to fixed maturity securities backed by sub-prime mortgages with estimated fair values of $32 million and $46 million, respectively, and unrealized losses of $4 million and $1 million, respectively. These securities are classified within asset-backed securities in the immediately preceding table. At December 31, 2007, 11% have been guaranteed by financial guarantors, all of which were guaranteed by financial guarantors who remained Aaa rated through February 2008. Overall, at December 31, 2007, $83 million of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantors of which $42 million, $21 million and $20 million at December 31, 2007, are included within corporate securities, asset-backed securities and state and political subdivisions, respectively, and 80% were guaranteed by financial guarantors who remained Aaa rated through February 2008.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $184 million and $180 million at December 31, 2007 and 2006, respectively. These securities had net unrealized gains of $4 million and $8 million at December 31, 2007 and 2006, respectively.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2007                     2006
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................    $  152      $  153       $  177      $  176
Due after one year through five years...       795         805          993       1,000
Due after five years through ten years..       658         660          487         491
Due after ten years.....................     1,145       1,145          966         976
                                            ------      ------       ------      ------
  Subtotal..............................     2,750       2,763        2,623       2,643
Mortgage-backed and asset-backed
  securities............................     1,572       1,565        1,433       1,434
                                            ------      ------       ------      ------
  Total fixed maturity securities.......    $4,322      $4,328       $4,056      $4,077
                                            ======      ======       ======      ======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                       --------------------------
                                                       2007      2006       2005
                                                       ----     ------     ------
                                                              (IN MILLIONS)
Proceeds.............................................  $958     $1,760     $1,873
Gross investment gains...............................  $ 24     $    7     $    7
Gross investment losses..............................  $(37)    $  (32)    $  (29)

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                               DECEMBER 31, 2007
                                  ---------------------------------------------------------------------------
                                                              EQUAL TO OR GREATER
                                    LESS THAN 12 MONTHS          THAN 12 MONTHS                TOTAL
                                  -----------------------   -----------------------   -----------------------
                                                  GROSS                     GROSS                     GROSS
                                   ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                  FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                  ----------   ----------   ----------   ----------   ----------   ----------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.......    $  693         $28         $322          $21        $1,015         $49
Residential mortgage-backed
  securities....................       240           6           54            1           294           7
Foreign corporate securities....       149           3           93            4           242           7
U.S. Treasury/agency
  securities....................         7          --            5           --            12          --
Commercial mortgage-backed
  securities....................        36           1          149            5           185           6
Asset-backed securities.........       107           5           50            4           157           9
Foreign government securities...        --          --           --           --            --          --
State and political subdivision
  securities....................        10          --           --           --            10          --
                                    ------         ---         ----          ---        ------         ---
  Total fixed maturity
     securities.................    $1,242         $43         $673          $35        $1,915         $78
                                    ======         ===         ====          ===        ======         ===
Equity securities...............    $    8         $--         $  2          $ 1        $   10         $ 1
                                    ======         ===         ====          ===        ======         ===
Total number of securities in an
  unrealized loss position......       273                      157
                                    ======                     ====




                                                               DECEMBER 31, 2006
                                  ---------------------------------------------------------------------------
                                                              EQUAL TO OR GREATER
                                    LESS THAN 12 MONTHS          THAN 12 MONTHS                TOTAL
                                  -----------------------   -----------------------   -----------------------
                                                  GROSS                     GROSS                     GROSS
                                   ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                  FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                  ----------   ----------   ----------   ----------   ----------   ----------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.......    $  531         $ 7         $445          $17        $  976         $24
Residential mortgage-backed
  securities....................       219           1          184            2           403           3
Foreign corporate securities....        97           1           93            3           190           4
U.S. Treasury/agency
  securities....................       205           3            8           --           213           3
Commercial mortgage-backed
  securities....................       105           1          152            4           257           5
Asset-backed securities.........        46          --           36            1            82           1
Foreign government securities...         2          --            7           --             9          --
State and political subdivision
  securities....................        --          --           --           --            --          --
                                    ------         ---         ----          ---        ------         ---
  Total fixed maturity
     securities.................    $1,205         $13         $925          $27        $2,130         $40
                                    ======         ===         ====          ===        ======         ===
Equity securities...............    $    4         $--         $ --          $--        $    4         $--
                                    ======         ===         ====          ===        ======         ===
Total number of securities in an
  unrealized loss position......       199                      202
                                    ======                     ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                DECEMBER 31, 2007
                                          ------------------------------------------------------------
                                           COST OR AMORTIZED    GROSS UNREALIZED         NUMBER OF
                                                 COST                 LOSS              SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months....................    $  720      $34       $ 9        $ 8       150        10
Six months or greater but less than nine
  months................................       360       --        17         --        81        --
Nine months or greater but less than
  twelve months.........................       178       --         9         --        38        --
Twelve months or greater................       712       --        36         --       157        --
                                            ------      ---       ---        ---
  Total.................................    $1,970      $34       $71        $ 8
                                            ======      ===       ===        ===




                                                                DECEMBER 31, 2006
                                          ------------------------------------------------------------
                                           COST OR AMORTIZED    GROSS UNREALIZED         NUMBER OF
                                                 COST                 LOSS              SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months....................    $  908      $--       $ 8        $--       121        --
Six months or greater but less than nine
  months................................        95       --         1         --        25        --
Nine months or greater but less than
  twelve months.........................       219       --         4         --        53        --
Twelve months or greater................       952       --        27         --       202        --
                                            ------      ---       ---        ---
  Total.................................    $2,174      $--       $40        $--
                                            ======      ===       ===        ===



     At December 31, 2007 and 2006, $71 million and $40 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 4% and 2%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2007, $8 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 24% of the cost or amortized cost of such securities. All of such unrealized losses of $8 million were related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2006, there were no unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     At December 31, 2007 and 2006, the Company had $79 million and $40 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                DECEMBER 31,
                                                               -------------
                                                               2007     2006
                                                               ----     ----
SECTOR:
  U.S. corporate securities..................................    62%      60%
  Asset-backet securities....................................    11        2
  Residential mortgage-backed securities.....................     9        8
  Foreign corporate securities...............................     9       10
  Commercial mortgage-backed securities......................     8       12
  U.S. Treasury/agency securities............................    --        8
  Other......................................................     1       --
                                                                ---      ---
     Total...................................................   100%     100%
                                                                ===      ===
INDUSTRY:
  Finance....................................................    38%      12%
  Industrial.................................................    22       38
  Mortgage-backed............................................    17       20
  Utility....................................................     9       14
  Government.................................................    --        8
  Other......................................................    14        8
                                                                ---      ---
     Total...................................................   100%     100%
                                                                ===      ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in interest rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $881 million and $860 million and an estimated fair value of $893 million and $865 million were on loan under the program at December 31, 2007 and 2006, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $917 million and $896 million at December 31, 2007 and 2006, respectively. There was no security collateral on deposit from customers in connection with the securities lending transactions at December 31, 2007 and 2006.

  ASSETS ON DEPOSIT AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $6 million at both December 31, 2007 and 2006, consisting primarily of fixed maturity securities.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 3.

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2007               2006
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Commercial mortgage loans.....................   $286       70%     $350       73%
Agricultural mortgage loans...................    121       30       129       27
                                                 ----      ---      ----      ---
  Total.......................................    407      100%      479      100%
                                                           ===                ===
Less: Valuation allowances....................      2                  1
                                                 ----               ----
  Total mortgage loans on real estate.........   $405               $478
                                                 ====               ====



     Mortgage loans on real estate are collateralized by properties primarily located in the United States. At December 31, 2007, 25%, 11% and 7% of the value of the Company's mortgage loans on real estate were located in California, Rhode Island and Georgia, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage loans on real estate is as follows:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2007   2006   2005
                                                           ----   ----   ----
                                                              (IN MILLIONS)
Balance at January 1,....................................   $ 1    $ 2    $ 1
Additions................................................     2     --      1
Deductions...............................................    (1)    (1)    --
                                                            ---    ---    ---
Balance at December 31,..................................   $ 2    $ 1    $ 2
                                                            ===    ===    ===


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     The Company had $18 million of impaired mortgage loans, net of $1 million of valuation allowances, at December 31, 2007. The average investment on impaired loans was $4 million and interest income on impaired loans was $1 million for the year ended December 31, 2007. There were no investments in impaired loans for both years ended December 31, 2006 and 2005.

     There was no investment in restructured loans for the years ended December 31, 2007 and 2006.

     There were no mortgage loans with scheduled payments of 90 days or more past due on which interest is still accruing at both December 31, 2007 and 2006. There were no mortgage loans on which interest was no longer accrued at both December 31, 2007 and 2006. There were no mortgage loans in foreclosure at both December 31, 2007 and 2006.

  REAL ESTATE JOINT VENTURES

     The Company had real estate joint ventures of $13 million at December 31, 2007. There were no real estate joint ventures at December 31, 2006.

     At December 31, 2007, $11 million or 85% and $2 million or 15%, of real estate joint ventures consisted of development joint ventures and real estate investment funds, respectively.

     The Company's real estate joint ventures are located in the United States. At December 31, 2007, 20%, 9%, 7% and 6% of the Company's real estate joint ventures were located California, Texas, Georgia and Washington, respectively.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that make private equity investments in companies in the United States and overseas) was $200 million and $33 million at December 31, 2007 and 2006, respectively. Included within other limited partnership interests at December 31, 2007 and 2006 were $86 million and $30 million, respectively, of hedge funds. For the years ended December 31, 2007 and 2006, net investment income (loss) from other limited partnership interests included $(4) million and $1 million respectively, related to hedge funds. There was no net investment income from other limited partnership interests related to hedge funds for the year ended December 31, 2005.

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Fixed maturity securities..............................  $251   $244   $211
Equity securities......................................     1     --     --
Mortgage loans on real estate..........................    29     32     28
Policy loans...........................................     3      2      3
Other limited partnership interests....................    (3)     1     --
Cash, cash equivalents and short-term investments......    14     13     10
                                                         ----   ----   ----
     Total investment income...........................   295    292    252
Less: Investment expenses..............................    51     50     31
                                                         ----   ----   ----
     Net investment income.............................  $244   $242   $221
                                                         ====   ====   ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     For each of the years ended December 31, 2007 and 2006, affiliated investment expense of $2 million is included in the table above. There were no affiliated investment expenses for the year ended December 31, 2005. See "-Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                         2007    2006   2005
                                                         ----   -----   ----
                                                            (IN MILLIONS)
Fixed maturity securities..............................  $(13)  $ (25)  $(22)
Mortgage loans on real estate..........................    (1)      1     (1)
Derivatives............................................   253     (83)   (10)
Other..................................................    --      --      6
                                                         ----   -----   ----
  Net investment gains (losses)........................  $239   $(107)  $(27)
                                                         ====   =====   ====



     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     There were no writedowns recorded during 2007, 2006 and 2005 for other-than-temporarily impaired available-for-sale securities.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                         2007   2006    2005
                                                         ----   ----   -----
                                                            (IN MILLIONS)
Fixed maturity securities..............................  $  6   $ 21   $  42
Equity securities......................................    (1)    --      --
Derivatives............................................    (3)    (2)     (3)
                                                         ----   ----   -----
  Subtotal.............................................     2     19      39
                                                         ----   ----   -----
Amounts allocated from:
  Insurance liability loss recognition.................    --     --     (78)
  DAC..................................................   (15)   (21)    (29)
                                                         ----   ----   -----
  Subtotal.............................................   (15)   (21)   (107)
                                                         ----   ----   -----
Deferred income tax....................................     5      1      24
                                                         ----   ----   -----
  Subtotal.............................................   (10)   (20)    (83)
                                                         ----   ----   -----
Net unrealized investment gains (losses)...............  $ (8)  $ (1)  $ (44)
                                                         ====   ====   =====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     The changes in net unrealized investment gains (losses) are as follows:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Balance, January 1,.....................................  $ (1)  $(44)  $ 36
Unrealized investment gains (losses) during the year....   (17)   (20)   (54)
Unrealized investment gains (losses) relating to:
  Insurance liability gain (loss) recognition...........    --     78    (78)
  DAC...................................................     6      8      9
  Deferred income tax...................................     4    (23)    43
                                                          ----   ----   ----
Balance, December 31,...................................  $ (8)  $ (1)  $(44)
                                                          ====   ====   ====
Net change in unrealized investment gains (losses)......  $ (7)  $ 43   $(80)
                                                          ====   ====   ====



  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to variable interest entities ("VIEs") for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                            DECEMBER 31, 2007
                                                         -----------------------
                                                                       MAXIMUM
                                                           TOTAL     EXPOSURE TO
                                                         ASSETS(1)     LOSS(2)
                                                         ---------   -----------
                                                              (IN MILLIONS)
Other limited partnership interests(3).................    $1,995        $181
Trust preferred securities(4)..........................       900          25
                                                           ------        ----
  Total................................................    $2,895        $206
                                                           ======        ====



--------

   (1) The assets of other limited partnership interests and trust preferred securities are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss relating to other limited partnership interests and trust preferred securities is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (3) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

   (4) Trust preferred securities are complex, uniquely structured investments which contain features of both equity and debt, may have an extended or no stated maturity, and may be callable at the issuer's option after a defined period of time.

  RELATED PARTY INVESTMENT TRANSACTIONS

     As of December 31, 2007 and 2006, the Company held $480 million and $350 million, respectively, of its total invested assets in the Metropolitan Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income from these

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)


invested assets was $12 million, $9 million and $4 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Estimated fair market value of assets transferred to
  affiliates............................................  $265    $65   $ 79
Amortized cost of assets transferred to affiliates......  $265    $66   $ 78
Net investment gains (losses) recognized on transfers...  $ --    $(1)  $  1
Estimated fair market value of assets transferred from
  affiliates............................................  $255    $43   $753


3.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or fair value of derivative financial instruments held at:

                                         DECEMBER 31, 2007                 DECEMBER 31, 2006
                                  -------------------------------   -------------------------------
                                                CURRENT MARKET                    CURRENT MARKET
                                                 OR FAIR VALUE                     OR FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Interest rate swaps.............   $   10     $ --        $ --       $   78     $ --        $ 4
Interest rate floors............    2,000       26          --        2,000       15         --
Interest rate caps..............    1,000       --          --        1,000       --         --
Financial futures...............      150       --           2           36       --         --
Foreign currency swaps..........       26       --           5           23        1          3
Credit default swaps............       48       --          --           34       --         --
                                   ------     ----        ----       ------     ----        ---
  Total.........................   $3,234      $26         $ 7       $3,171      $16        $ 7
                                   ======     ====        ====       ======     ====        ===



     The above table does not include notional amounts for equity variance swaps. At both December 31, 2007 and 2006, the Company owned 2,000 equity variance swaps. Fair values for these equity variance swaps were insignificant and were not included in the preceding table.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2007:

                                                       REMAINING LIFE
                           ----------------------------------------------------------------------
                           ONE YEAR     AFTER ONE YEAR      AFTER FIVE YEARS     AFTER
                            OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   TEN YEARS    TOTAL
                           --------   ------------------   -----------------   ---------   ------
                                                        (IN MILLIONS)
Interest rate swaps......   $   --           $ 10                $   --           $ --     $   10
Interest rate floors.....       --             --                 2,000             --      2,000
Interest rate caps.......    1,000             --                    --             --      1,000
Financial futures........      150             --                    --             --        150
Foreign currency swaps...       --              5                    11             10         26
Credit default swaps.....       --             37                    11             --         48
                            ------           ----                ------           ----     ------
  Total..................   $1,150            $52                $2,022            $10     $3,234
                            ======           ====                ======           ====     ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. As noted above, the equity variance swaps are not included in the preceding table.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

  HEDGING

     The following table presents the notional amount and fair value of derivatives by type of hedge designation at:

                                         DECEMBER 31, 2007                 DECEMBER 31, 2006
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Fair value......................   $    4     $ --        $ --       $   --     $ --        $ --
Cash flow.......................        4       --          --            9        1          --
Non-qualifying..................    3,226       26           7        3,162       15           7
                                   ------     ----        ----       ------     ----        ----
  Total.........................   $3,234      $26         $ 7       $3,171      $16         $ 7
                                   ======     ====        ====       ======     ====        ====



     The Company recognized insignificant net investment income/(expenses) from qualifying hedge settlement payments for the years ended December 31, 2007, 2006 and 2005.

     The Company recognized $1 million of net investment losses from non-qualifying hedge settlement payments for both of the years ended December 31, 2007 and 2006. The Company recognized insignificant net investment gains (losses) from non-qualifying hedge settlement payments for the year ended December 31, 2005.

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments.

     The Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all fair value hedges for the years ended December 31, 2007, 2006 and 2005. Changes in the fair value of the derivatives and the hedged items were insignificant for the years ended December 31, 2007, 2006 and 2005.

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company utilizes foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments. The Company designates and accounts for these foreign currency swaps as cash flow hedges when they have met the requirements of SFAS 133.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     For the years ended December 31, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. For the year ended December 31, 2005, the Company recognized insignificant net investment gains (losses), which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2007, 2006 and 2005, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2007, 2006 and 2005.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2007   2006   2005
                                                           ----   ----   ----
                                                              (IN MILLIONS)
Other comprehensive income (loss) balance at January 1,..   $(2)   $(3)   $(4)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges....    (1)     2     --
Amounts reclassified to net investment gains (losses)....    --     (1)     1
                                                            ---    ---    ---
Other comprehensive income (loss) balance at December
  31,....................................................   $(3)   $(2)   $(3)
                                                            ===    ===    ===



     At December 31, 2007, an insignificant portion of the deferred net loss on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2008.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) credit default swaps to synthetically create investments; and (v) equity variance swaps to economically hedge liabilities embedded in certain variable annuity products.

     The following table presents changes in fair value related to derivatives that do not qualify for hedge accounting:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives...........................................   $5    $(12)   $11


  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and affiliated reinsurance contracts related to guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and certain guaranteed minimum income contracts.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     The following table presents the fair value of the Company's embedded derivatives at:

                                                                DECEMBER 31,
                                                               -------------
                                                               2007     2006
                                                               ----     ----
                                                               (IN MILLIONS)
Embedded derivative assets...................................  $175      $--
Embedded derivative liabilities..............................  $ --      $87


     The following table presents changes in fair value related to embedded derivatives:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Net investment gains (losses)..........................  $249   $(70)  $(17)


  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2007 and 2006, the Company was obligated to return cash collateral under its control of $11 million and $5 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheets.

     The Company has exchange traded futures, which require the pledging of collateral. As of both December 31, 2007 and 2006, the Company pledged collateral of $3 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

4.  DEFERRED POLICY ACQUISITION COSTS

     Information regarding DAC is as follows:

                                                                     DAC
                                                                -------------
                                                                (IN MILLIONS)
Balance at January 1, 2005....................................      $  678
  Capitalizations.............................................         624
  Less: Amortization related to:
     Net investment gains (losses)............................          (2)
     Unrealized investment gains (losses).....................          (9)
     Other expenses...........................................         113
                                                                    ------
       Total amortization.....................................         102
                                                                    ------
Balance at December 31, 2005..................................       1,200
  Capitalizations.............................................         472
  Less: Amortization related to:
     Net investment gains (losses)............................         (34)
     Unrealized investment gains (losses).....................          (8)
     Other expenses...........................................         181
                                                                    ------
       Total amortization.....................................         139
                                                                    ------
Balance at December 31, 2006..................................       1,533
  Capitalizations.............................................         556
  Less: Amortization related to:
     Net investment gains (losses)............................          77
     Unrealized investment gains (losses).....................          (6)
     Other expenses...........................................         212
                                                                    ------
       Total amortization.....................................         283
                                                                    ------
Balance at December 31, 2007..................................      $1,806
                                                                    ======



     Amortization of DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

5.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                       DECEMBER 31,
                                     -----------------------------------------------
                                        FUTURE       POLICYHOLDER         OTHER
                                        POLICY         ACCOUNT         POLICYHOLDER
                                       BENEFITS        BALANCES           FUNDS
                                     -----------   ---------------   ---------------
                                     2007   2006    2007     2006     2007     2006
                                     ----   ----   ------   ------   ------   ------
                                                      (IN MILLIONS)
Traditional life...................  $140   $ 80   $   --   $   --   $   12   $    8
Universal variable life............    40     13      695      260    1,362    1,213
Annuities..........................   264    166    4,794    4,698       --       --
                                     ----   ----   ------   ------   ------   ------
  Total............................  $444   $259   $5,489   $4,958   $1,374   $1,221
                                     ====   ====   ======   ======   ======   ======



     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were $29 million and $25 million at December 31, 2007 and 2006, respectively. Affiliated policyholder account balances, included in the table above, were $97 million and $(57) million at December 31, 2007 and 2006, respectively. Affiliated other policyholder funds, included in the table above, were $1.3 billion and $1.2 billion at December 31, 2007 and 2006, respectively.

  VALUE OF DISTRIBUTION AGREEMENTS

     Information regarding the value of distribution agreements ("VODA"), which is reported in other assets, is as follows:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Balance at January 1,...................................  $166   $ --    $--
Contribution of VODA from MetLife.......................    --    167     --
Amortization............................................    (2)    (1)    --
                                                          ----   ----    ---
Balance at December 31,.................................  $164   $166    $--
                                                          ====   ====    ===



     The estimated future amortization expense allocated to other expenses for the next five years for VODA is $4 million in 2008, $5 million in 2009, $7 million in 2010, $8 million in 2011 and $10 million in 2012.

     On July 1, 2005, MetLife completed the acquisition of The Travelers Insurance Company, excluding certain assets, most significantly, Primerica, from Citigroup Inc. ("Citigroup"), and substantially all of Citigroup's international insurance business (collectively, "Travelers"). The VODA reflects the estimated fair value of the Citigroup/Travelers distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the VODA is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the VODA. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value the VODA.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Balance at January 1,..................................  $276   $191   $143
Capitalization.........................................   112    108     61
Amortization...........................................   (33)   (23)   (13)
                                                         ----   ----   ----
Balance at December 31,................................  $355   $276   $191
                                                         ====   ====   ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities include pass-through separate accounts totaling $23.8 billion and $18.6 billion at December 31, 2007 and 2006, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $423 million, $288 million and $218 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     For the years ended December 31, 2007, 2006 and 2005, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals; and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                  DECEMBER 31,
                                        ---------------------------------------------------------------
                                                     2007                             2006
                                        ------------------------------   ------------------------------
                                            IN THE             AT            IN THE             AT
                                        EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                        --------------   -------------   --------------   -------------
                                                                 (IN MILLIONS)
ANNUITY CONTRACTS(1)
  RETURN OF NET DEPOSITS
     Separate account value...........     $  11,337             N/A        $   8,213             N/A
     Net amount at risk(2)............     $      33(3)          N/A        $      --(3)          N/A
     Average attained age of
       contractholders................      62 years             N/A         61 years             N/A
  ANNIVERSARY CONTRACT VALUE OR
     MINIMUM RETURN
     Separate account value...........     $  12,796       $  16,143        $  10,613       $  13,179
     Net amount at risk(2)............     $     269(3)    $     245(4)     $     109(3)    $      30(4)
     Average attained age of
       contractholders................      62 years        61 years         62 years        60 years



                                                              DECEMBER 31,
                                                        -----------------------
                                                           2007         2006
                                                        ----------   ----------
                                                         SECONDARY    SECONDARY
                                                        GUARANTEES   GUARANTEES
                                                        ----------   ----------
                                                             (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
  Account value (general and separate account)........   $     449    $   1,177
  Net amount at risk(2)...............................   $  10,224(3) $  22,828(3)
  Average attained age of policyholders...............    57 years     56 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                 UNIVERSAL AND
                                                    ANNUITY      VARIABLE LIFE
                                                   CONTRACTS       CONTRACTS
                                                 -------------   -------------
                                                   GUARANTEED
                                                 ANNUITIZATION     SECONDARY
                                                    BENEFITS       GUARANTEES    TOTAL
                                                 -------------   -------------   -----
                                                             (IN MILLIONS)
Balance at January 1, 2005.....................       $--             $--         $--
Incurred guaranteed benefits...................        --               3           3
Paid guaranteed benefits.......................        --              --          --
                                                      ---             ---         ---
Balance at December 31, 2005...................        --               3           3
Incurred guaranteed benefits...................        --               6           6
Paid guaranteed benefits.......................        --              --          --
                                                      ---             ---         ---
Balance at December 31, 2006...................        --               9           9
Incurred guaranteed benefits...................        28              19          47
Paid guaranteed benefits.......................        --              --          --
                                                      ---             ---         ---
Balance at December 31, 2007...................       $28             $28         $56
                                                      ===             ===         ===



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $45 million, $38 million and $28 million, at December 31, 2007, 2006 and 2005, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2007      2006
                                                          -------   -------
                                                            (IN MILLIONS)
Mutual Fund Groupings
  Equity................................................  $20,429   $15,486
  Bond..................................................      624       557
  Balanced..............................................      605       430
  Money Market..........................................      301       221
  Specialty.............................................      144       149
                                                          -------   -------
     Total..............................................  $22,103   $16,843
                                                          =======   =======



6.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Starting in 2004, the Company reinsured up to 75% of the mortality risk for all new individual life insurance. During 2005, the Company changed its retention practices for individual life insurance. The amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)


limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk, as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company currently reinsures 90% of its new production of fixed annuities to an affiliate. Also, the Company reinsures 100% of the riders containing benefit guarantees related to variable annuities to an affiliate.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Direct premiums........................................  $188   $ 87   $ 33
Reinsurance assumed....................................    17     20     38
Reinsurance ceded......................................   (51)   (18)   (12)
                                                         ----   ----   ----
Net premiums...........................................  $154   $ 89   $ 59
                                                         ====   ====   ====
Reinsurance recoverables netted against policyholder
  benefits and claims..................................  $ 18   $ 10   $  7
                                                         ====   ====   ====



     Reinsurance recoverables, included in premiums and other receivables, were $123 million and $86 million at December 31, 2007 and 2006, respectively. Reinsurance and ceded commissions payables, included in other liabilities, were $77 million and $48 million at December 31, 2007 and 2006, respectively.

     The Company has reinsurance agreements with MetLife and certain of its subsidiaries, including Metropolitan Life Insurance Company ("MLIC"), Reinsurance Group of America, Incorporated, Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC"), Mitsui Sumitomo MetLife Insurance Co., Ltd. and MetLife Reinsurance Company of Vermont ("MRV"). At December 31, 2007, the Company had reinsurance-related assets and liabilities from these agreements totaling $2.9 billion and $1.6 billion, respectively. At December 31, 2006, comparable assets and liabilities were $2.3 billion and $1.2 billion, respectively.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     The following table reflects related party reinsurance information:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Assumed premiums........................................  $ 17    $20   $ 37
Assumed fees, included in universal life and investment-
  type product policy fees..............................  $119    $96   $163
Assumed fees, included in net investment gains
  (losses)..............................................  $ --    $--   $  6
Assumed benefits, included in policyholder benefits and
  claims................................................  $ 18    $11   $ 32
Assumed benefits, included in interest credited to
  policyholder account balances.........................  $ 53    $49   $ 42
Assumed acquisition costs, included in other expenses...  $ 39    $58   $111
Ceded premiums..........................................  $ 43    $12   $  6
Ceded fees, included in universal life and investment-
  type product policy fees..............................  $161    $80   $ 59
Interest earned on ceded reinsurance, included in other
  revenues..............................................  $ 85    $68   $ 55
Ceded benefits, included in policyholder benefits and
  claims................................................  $ 74    $32   $ 20
Interest costs on ceded reinsurance, included in other
  expenses..............................................  $(19)   $33   $181


     The Company has assumed risks related to guaranteed minimum benefit riders from an affiliated joint venture under a reinsurance contract. Such guaranteed minimum benefit riders are embedded derivatives and are included within net investment gains (losses). The assumed amounts were $(113) million, $57 million and $28 million for the years ended December 31, 2007, 2006 and 2005, respectively. These risks have been retroceded in full to another affiliate under a retrocessional agreement resulting in no net impact on net investment gains (losses).

     The Company has also ceded risks related to guaranteed minimum benefit riders written by the Company to another affiliate. The guaranteed minimum benefit riders directly written by the Company are embedded derivatives and changes in their fair value are included within net investment gains (losses). The ceded reinsurance also contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The ceded amounts were $363 million, $(101) million and $(22) million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Effective December 20, 2007, the Company recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by the Company. As a result of the recapture, the Company received $258 million of assets from Exeter, reduced receivables from affiliates, included in premiums and other receivables, by $112 million and reduced other assets by $124 million. The recapture resulted in a pre-tax gain of $22 million. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method. The Company transferred $258 million of assets to MRV as a result of this cession, and recorded a receivable from affiliates, included in premiums and other receivables, of $258 million.

     Effective December 31, 2007, the Company entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance funds withheld basis. This agreement covered certain term and certain universal life policies issued in 2007 and to be issued during 2008 by the Company. This agreement transfers risk to MRV, and therefore, is accounted for as reinsurance. As a result of the agreement, DAC decreased $136 million, affiliated reinsurance recoverables, included in premiums and other receivables, increased $326 million, the

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)


Company recorded a funds withheld liability for $223 million, included in other liabilities, and unearned revenue, included in other policyholder funds, was reduced by $33 million.

     Effective January 1, 2005, the Company entered into a reinsurance agreement to assume an in-force block of business from GALIC. This agreement covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004. This agreement also covered certain term and universal life policies issued on or after January 1, 2005. The Company paid and deferred 100% of a ceding commission to GALIC of $386 million resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005.

7.  LONG-TERM DEBT -- AFFILIATED

     Long-term debt outstanding is as follows:

                                                               DECEMBER 31,
                                                              -------------
                                                              2007     2006
                                                              ----     ----
                                                              (IN MILLIONS)
Surplus notes, interest rate 7.349%, maturity date 2035.....  $400     $400
Surplus notes, interest rate 5%, maturity date upon
  request...................................................    25       25
Surplus notes, interest rate LIBOR plus .75%, maturity date
  upon request..............................................    10       10
                                                              ----     ----
Total long-term debt -- affiliated..........................  $435     $435
                                                              ====     ====



     MetLife is the holder of a surplus note issued by the Company in the amount of $400 million at December 31, 2007 and 2006. MLIG is the holder of two surplus notes issued by the Company in the amounts of $25 million and $10 million at both December 31, 2007 and 2006. These surplus notes may be redeemed, in whole or in part, at the election of the Company at any time, subject to the prior approval of the Delaware Commissioner of Insurance (the "Delaware Commissioner"). Payments of interest and principal on the Company's surplus notes may be made only with the prior approval of the Delaware Commissioner.

     The aggregate maturities of long-term debt as of December 31, 2007 are $400 million in 2035 and $35 million payable upon request and regulatory approval.

     Interest expense related to the Company's indebtedness, included in other expenses, was $31 million, $31 million and $25 million for the years ended December 31, 2007, 2006 and 2005, respectively.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

8.  INCOME TAXES

     The provision for income tax is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Current:
  Federal..............................................  $ 20   $(90)  $(61)
  State and local......................................    (1)    --     (2)
                                                         ----   ----   ----
  Subtotal.............................................    19    (90)   (63)
                                                         ----   ----   ----
Deferred:
  Federal..............................................    85     95     98
  State and local......................................    --     (2)    (1)
                                                         ----   ----   ----
  Subtotal.............................................    85     93     97
                                                         ----   ----   ----
Provision for income tax...............................  $104   $  3   $ 34
                                                         ====   ====   ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Tax provision at US statutory rate.....................  $129   $ 22   $ 49
Tax effect of:
  Tax-exempt investment income.........................   (19)   (13)    (7)
  Prior year tax.......................................     1     (5)    (9)
  State tax, net of federal benefit....................    --     (1)     2
  Assignment fee.......................................    (6)    --     --
  Other, net...........................................    (1)    --     (1)
                                                         ----   ----   ----
Provision for income tax...............................  $104   $  3    $34
                                                         ====   ====   ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                            DECEMBER 31,
                                                           -------------
                                                           2007     2006
                                                           ----     ----
                                                           (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables...............  $220     $239
  Net unrealized investment gains........................     5        1
  Other..................................................     6       --
                                                           ----     ----
                                                            231      240
                                                           ----     ----
Deferred income tax liabilities:
  DAC....................................................   549      478
  Investments............................................     9        8
                                                           ----     ----
                                                            558      486
                                                           ----     ----
Net deferred income tax liability........................  $327     $246
                                                           ====     ====



     The Company had capital loss carryforwards of $22 million at December 31, 2007 which will begin expiring in 2011.

     Prior to the Company's transfer to MICC, the Company joined MetLife's includable subsidiaries in filing a federal income tax return. The Company joined MICC's includable subsidiaries as of October 11, 2006. The consolidating companies have executed tax allocation agreements. Under these agreements, current federal income tax expense (benefit) is computed on a separate return basis and the agreements provide that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces federal tax expense. Pursuant to these tax allocation agreements, the amounts due from affiliates in 2007 include $17 million from MICC and in 2006 $90 million from MICC and $34 million from MetLife.

     A valuation allowance is provided when it is more likely than not that some portion of the deferred income tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred income tax assets.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the year ended December 31, 2007, the Company recognized an income tax benefit of $19 million related to the separate account DRD.

     All years through and including 2002 are closed and no longer subject to IRS audit. The years 2003 and forward are open and subject to audit. The Company believes that any adjustments that might be required for the open years will not have a material effect on the Company's financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

9.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, may be sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On an annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's financial statements. The review includes senior legal and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2007.

     The Company has faced claims alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims may be resolved through settlement. Other sales practices claims may be won by dispositive motion or may go to trial. The current cases may seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, federal, state or industry regulatory or governmental authorities may conduct investigations, serve subpoenas or make other inquiries concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)


and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2007, 2006 and 2005. At both December 31, 2007 and 2006, the Company maintained a liability of $1 million. The related asset for premium tax offsets was $1 million at both December 31, 2007 and 2006 for undiscounted future assessments in respect of currently impaired, insolvent or failed insurers. At both December 31, 2007 and 2006, the Company maintained an asset related to paid assessments representing currently available premium tax offsets of less than $1 million.

COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $291 million at December 31, 2007. The Company did not have unfunded commitments related to partnership investments at December 31, 2006. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $8 million and $2 million at December 31, 2007 and 2006, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $1 million and $4 million at December 31, 2007 and 2006, respectively.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)


maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company's recorded liability at December 31, 2007 and 2006 for indemnities, guarantees and commitments was insignificant.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $9 million at December 31, 2007. The credit default swaps expire at various times during the next ten years.

10.  EQUITY

  CAPITAL CONTRIBUTIONS

     The Company received cash contributions of $250 million and $150 million from MICC during the years ended December 31, 2007 and 2006, respectively. There were no capital contributions received in 2005.

     On September 30, 2006, the Company received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA, and the associated deferred income tax liability, which is more fully described in
Note 5.

  STATUTORY EQUITY AND INCOME

     The Company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Delaware Department of Insurance has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Delaware. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of the Company.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance transactions in the income statement and valuing securities on a different basis.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Statutory net loss of the Company, a Delaware domiciled insurer, was $1.1 billion, $116 million and $227 million for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $584 million and $575 million at December 31, 2007 and 2006, respectively.

  DIVIDEND RESTRICTIONS

     Under Delaware State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MICC as long as the amount of the dividend, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). The Company will be permitted to pay a cash dividend to MICC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The Company did not pay dividends for the years ended December 31, 2007, 2006 and 2005. Because the Company's statutory unassigned funds surplus is negative, the Company cannot pay any dividends without prior approval of the Delaware Commissioner in 2008.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2007, 2006 and 2005 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year..................................................  $(27)  $(43)  $(88)
Income tax effect of holding gains (losses).............     9     15     31
Reclassification adjustments:
  Recognized holding gains (losses) included in current
     year income........................................    12     24     20
  Amortization of premiums and accretion of discounts
     associated with investments........................    (2)    (1)    14
  Income tax effect.....................................    (3)    (8)   (12)
Allocation of holding gains (losses) on investments
  relating to other policyholder amounts................     6     86    (69)
Income tax effect of allocation of holding gains
  (losses) to other policyholder amounts................    (2)   (30)    24
                                                          ----   ----   ----
Other comprehensive income (losses).....................  $ (7)  $ 43   $(80)
                                                          ====   ====   ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

11.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                        2007      2006      2005
                                                       -----     -----     -----
                                                             (IN MILLIONS)
Compensation.........................................  $  66     $  46     $  20
Commissions..........................................    432       418       666
Interest and debt issue costs........................     31        31        25
Amortization of DAC..................................    289       147       111
Capitalization of DAC................................   (556)     (472)     (624)
Insurance tax........................................     20        12         6
Other................................................    255       176       100
                                                       -----     -----     -----
  Total other expenses...............................  $ 537     $ 358     $ 304
                                                       =====     =====     =====



     For the years ended December 31, 2007, 2006 and 2005, commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Note 6. See also Note 13 for discussion of affiliated expenses included in the table above.

12.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The implementation of SFAS 157 may impact the fair value assumptions and methodologies associated with the valuation of assets and liabilities. See also Note 1 regarding the adoption of SFAS 157.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     Amounts related to the Company's financial instruments are as follows:

                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
DECEMBER 31, 2007
ASSETS:
  Fixed maturity securities......................              $4,328      $4,328
  Equity securities..............................              $   10      $   10
  Mortgage loans on real estate..................              $  405      $  413
  Policy loans...................................              $   39      $   39
  Short-term investments.........................              $  483      $  483
  Cash and cash equivalents......................              $   91      $   91
  Accrued investment income......................              $   54      $   54
  Mortgage loan commitments......................     $8       $   --      $   (1)
  Commitments to fund bank credit facilities and
     private corporate bond investments..........     $1       $   --      $   --
LIABILITIES:
  Policyholder account balances..................              $4,794      $4,630
  Long-term debt -- affiliated...................              $  435      $  409
  Payables for collateral under securities loaned
     and other transactions......................              $  928      $  928



                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
DECEMBER 31, 2006
ASSETS:
  Fixed maturity securities......................              $4,077      $4,077
  Equity securities..............................              $   19      $   19
  Mortgage loans on real estate..................              $  478      $  484
  Policy loans...................................              $   37      $   37
  Short-term investments.........................              $  355      $  355
  Cash and cash equivalents......................              $   38      $   38
  Accrued investment income......................              $   55      $   55
  Mortgage loan commitments......................     $2       $   --      $   --
  Commitments to fund bank credit facilities and
     private corporate bond investments..........     $4       $   --      $   --
LIABILITIES:
  Policyholder account balances..................              $4,699      $4,456
  Long-term debt -- affiliated...................              $  435      $  425
  Payables for collateral under securities loaned
     and other transactions......................              $  901      $  901

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE LOANS ON REAL ESTATE, MORTGAGE LOAN COMMITMENTS, COMMITMENTS TO FUND BANK CREDIT FACILITIES, AND PRIVATE CORPORATE BOND INVESTMENTS

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, commitments to fund bank credit facilities, and private corporate bond investments the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  LONG-TERM DEBT -- AFFILIATED

     The fair values of long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

13.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $50 million, $12 million and $15 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into a Service Agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $76 million, $62 million and $49 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into various additional agreements with other affiliates to provide and receive services necessary to conduct its activities. Typical services provided under these additional agreements include management, policy administrative functions and distribution services. Expenses incurred, net of income earned, related to these agreements and recorded in other expenses, were $109 million, $103 million and $48 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In 2005, the Company entered into Broker-Dealer Wholesale Sales Agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $89 million and $65 million, included in other expenses, for the years ended December 31, 2007 and 2006, respectively. The Company did not incur any such expenses for the year ended December 31, 2005.

     At December 31, 2007 and 2006, amounts due from affiliates were $27 million and $34 million, respectively, related to the net expenses discussed above. These receivables exclude affiliated reinsurance expenses discussed in Note 6.

     See Notes 2, 5, 6 and 7 for additional related party transactions.

14.  RESTATEMENT

     As discussed in Note 6, the Company has ceded risks related to guaranteed minimum benefit riders written by the Company to an affiliate. Prior to 2007, the Company accounted for these reinsurance treaties in the same manner as the related direct guaranteed minimum benefit rider. Subsequent to the issuance of the 2006 financial statements, the Company determined that a portion of the minimum benefit guarantee within the reinsurance contract was an embedded derivative which should be measured at fair value. As such, the Company has restated its financial statements for the years ended December 31, 2006 and 2005 to properly reflect the embedded derivatives at fair values. The impact to the Company's financial statements for the years ended December 31, 2006 and 2005 was an

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)


increase to net realized losses of $70 million and $17 million, respectively, an increase to policyholder benefits and claims of $3 million and $6 million, respectively, and a decrease to other expenses of $24 million and $8 million, respectively. The resulting impact to the Company's net income for the years ended December 31, 2006 and 2005 was a reduction of $32 million and $10 million, respectively. The related impact on the Company's balance sheet at December 31, 2006 was a reduction to premiums and other receivables of $96 million, an increase to DAC of $32 million and a decrease to deferred income tax liability of $22 million.

     Subsequent to the issuance of its 2006 financial statements, the Company identified items that were inadvertently excluded from its analysis of the amortization of DAC. These items changed the level of DAC amortization related to historical rider charges, partial withdrawals, lapses, interest rates and other assumptions. The Company has restated its financial statements for the years ended December 31, 2006 and 2005 to reflect the appropriate rate of amortization of DAC. The impact to the Company's financial statements for the year ended December 31, 2005 was an increase to policyholder benefits and claims of $5 million and an increase to other expenses of $14 million. The resulting impact to the Company's net income for the year ended December 31, 2005 was a reduction of $12 million. The net result of these changes had no impact to the Company's net income for the year ended December 31, 2006. The related impact on the Company's balance sheet at December 31, 2006 was a decrease to DAC of $14 million, a decrease to other assets of $5 million and a decrease to deferred income tax liability of $7 million.

     As discussed in Note 6, during 2005, the Company entered into a reinsurance agreement to assume an in-force block of business from GALIC which covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004 as well as certain term and universal life policies issued on or after January 1, 2005. During 2006, the Company identified a ledger reconciliation issue related to these policies. The impact of this item was originally recorded in the 2006 financial statements, however the Company has restated its financial statements for the years ended December 31, 2006 and 2005 to appropriately reflect this charge in the 2005 financial statements. The impact to the universal life and investment-type product policy fees for the years ended December 31, 2006 and 2005 was an increase of $31 million and a decrease of $31 million, respectively. The resulting impact on the Company's net income for the years ended December 31, 2006 and 2005 was an increase of $20 million and a reduction of $20 million, respectively. There was no impact on the Company's balance sheet at December 31, 2006 as a result of this restatement.

     Subsequent to the issuance of the its 2006 financial statements, the Company determined that certain insurance-related liabilities were improperly classified as financing activities rather than operating activities in the Statement of Cash Flows. The impact on the Company's Statement of Cash Flows for the year ended December 31, 2006 was a $105 million decrease in the change in insurance related liabilities and the resulting increase in net cash used in operating activities and a corresponding $105 million increase in policyholder account balance deposits and the resulting increase in net cash provided by financing activities. There was no impact on the Company's statement of cash flows for the year ended December 31, 2005.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     A summary of the effects of these restatements on the Company's financial statements is as follows:

                                                            DECEMBER 31, 2006
                                                       ---------------------------
                                                       AS PREVIOUSLY
                                                          REPORTED     AS RESTATED
                                                       -------------   -----------
ASSETS:
  Premiums and other receivables.....................     $ 2,005        $ 1,909
  Deferred policy acquisition costs..................     $ 1,515        $ 1,533
  Other assets.......................................     $   583        $   578
  Total assets.......................................     $27,947        $27,864

LIABILITIES:
  Deferred income tax liability......................     $   275        $   246
  Total liabilities..................................     $26,826        $26,797

STOCKHOLDER'S EQUITY:
  Retained earnings..................................     $   410        $   356
  Total stockholder's equity.........................     $ 1,121        $ 1,067
  Total liabilities and stockholder's equity.........     $27,947        $27,864



                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                DECEMBER 31, 2006             DECEMBER 31, 2005
                                           ---------------------------   ---------------------------
                                           AS PREVIOUSLY                 AS PREVIOUSLY
                                              REPORTED     AS RESTATED      REPORTED     AS RESTATED
                                           -------------   -----------   -------------   -----------
REVENUES:
  Universal life and investment-type
     policy product fees.................       $386          $ 417           $420           $389
  Net investment gains (losses)..........       $(37)         $(107)          $(10)          $(27)
  Total revenues.........................       $782          $ 743           $766           $718

EXPENSES:
  Policyholder benefits and claims.......       $ 84          $  87           $ 47           $ 58
  Other expenses.........................       $382          $ 358           $298           $304
  Total expenses.........................       $701          $ 680           $561           $578
Income before provision for income tax...       $ 81          $  63           $205           $140
Provision for income tax.................       $  9          $   3           $ 57           $ 34
Net income...............................       $ 72          $  60           $148           $106

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                DECEMBER 31, 2006             DECEMBER 31, 2005
                                           ---------------------------   ---------------------------
                                           AS PREVIOUSLY                 AS PREVIOUSLY
                                              REPORTED     AS RESTATED      REPORTED     AS RESTATED
                                           -------------   -----------   -------------   -----------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income.............................      $   72         $   60         $  148         $  106
  (Gains) losses from sales of
     investments, net....................      $   37         $  107         $   10         $   27
  Universal life and investment-type
     product policy fees.................      $ (386)        $ (417)        $ (420)        $ (389)
  Change in premiums and other
     receivables.........................      $ (360)        $ (287)        $ (549)        $ (526)
  Change in deferred policy acquisition
     costs, net..........................      $ (300)        $ (324)        $ (132)        $ (126)
  Change in insurance-related
     liabilities.........................      $  305         $  169         $  133         $  164
  Change in income tax recoverable.......      $   17         $   11         $  243         $  220
  Change in other assets.................      $  193         $  193         $   81         $   86
  Net cash provided by (used in)
     operating activities................      $ (186)        $ (252)        $ (172)        $ (124)
CASH FLOWS FROM INVESTING ACTIVITIES
  Net change in other invested assets....      $   (3)        $  (73)        $  (19)        $  (36)
  Net cash (used in) provided by
     investing activities................      $  144         $   74         $ (910)        $ (927)
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account
     balances -- deposits................      $5,983         $6,119         $3,789         $3,758
  Net cash provided by financing
     activities..........................      $   30         $  166         $  988         $  957

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     -----------------------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statement of Assets and Liabilities as of December 31, 2007.

3.   Statement of Operations for the year ended December 31, 2007.

4.   Statements of Changes in Net Assets for the years ended December 31, 2007 and 2006.

5.   Notes to Financial Statements.

The following financial statements of the Company are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Balance Sheets as of December 31, 2007 and 2006.

3.   Statements of Income for the years ended December 31, 2007, 2006 and 2005.

4.   Statements of Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005.

5.   Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005.

6.   Notes to Financial Statements.





b.            Exhibits
              --------------------------------------------------------------------------------------------------------

1.            Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004)(4)

2.            Not Applicable.

3.   (i)      Principal Underwriter's and Selling Agreement (effective January 1, 2001)(4)

     (ii)     Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(4)

     (iii)    Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC))(7)

     (iv)     Agreement and Plan of Merger (12-01-04) (MLIDC into GAD)(8)

4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract(1)

     (ii)     Death Benefit Rider - Principal Protection (1)

     (iii)    Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(1)

     (iv)     Terminal Illness Rider(1)

     (v)      Unisex Annuity Rates Rider(1)

     (vi)     Individual Retirement Annuity Endorsement 8023.1 (9/02)(4)

     (vii)    Roth Individual Retirement Annuity Endorsement 9024.1 (9/02)(4)

     (viii)   401(a)/403(a) Plan Endorsement 8025.1 (9/02)(4)

     (ix)     Tax Sheltered Annuity Endorsement 8026.1 (9/02)(4)

     (x)      Simple Individual Retirement Annuity Endorsement 8276 (9/02)(4)

     (xi)     Form of Guaranteed Minimum Income Benefit Rider [GMIB Plus or GMIB III] 8018-2(05/05)(4)

     (xii)    Form of Contract Schedule [GMIB II, GMIB III, GWB I, GWB Enhanced, GWB II, GWB III, GMAB]
              8028-4 (11/05) (5)

     (xiii)   Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (5)

     (xiv)    Lifetime Guaranteed Withdrawal Benefit MLIU-690-3 (6/06)(7)

     (xv)     Form of Contract Schedule 8028-5 (6/06)(LGWB)(7)

     (xvi)    Form of Contract Schedule 8028-6 (2/07)-VA(9)

     (xvii)   Form of Contract Schedule 8028-6 (2/07)-L(9)


          (xviii)   Fixed Account Rider 8028-5 (6-06)(8)

          (xvix)    Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-640-1 (4/08)(10)

          (xx)      Form of Contract Schedule Guaranteed Minimum Death Benefit (GMDB) RiderMLIU-EDB (4/08)(10)

          (xxi)     Guaranteed Minimum Income Benefit Rider Living Benefit MLIU-560-4 (4/08)(10)

          (xxii)    Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-4 (4/08)(10)

5.        (i)       Form of Variable Annuity Application APPVAUSAS-207(9)

          (ii)      Form of Variable Annuity Application 8406 (10/07) APPS April 2008 (filed herewith)

6.        (i)       Copy of Restated Articles of Incorporation of the Company(4)

          (ii)      Copy of the Bylaws of the Company(4)

          (iii)     Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79 (5)

          (iv)      Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80 (4)

          (v)       Certificate of Amendment of Certification of Incorporation signed 4/26/83 and certified 2/12/85 (4)

          (vi)      Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84 (4)

          (vii)     Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94 (4)

          (viii)    Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company
                    (name change to MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00 (4)

7.        (i)       Reinsurance Agreement between MetLife Investors USA Insurance Company and Metropolitan Life
                    Insurance Company(2)

          (ii)      Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter
                    Reassurance Company, Ltd.(2)

          (iii)     Reinsurance Agreement and Administrative Services Agreement between MetLife Investors USA
                    Insurance Company and Metropolitan Life Insurance Company (effective January 1, 2006) (11)

8.        (i)       Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
                    Investors Distribution Company and MetLife Investors USA Insurance Company (effective 2-12-01) (4)

          (ii)      Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
                    Life Insurance Company and MetLife Investors USA Insurance Company (effective July 1, 2004) (6)

9.                  Opinion and Consent of Counsel (9)

10.                 Consent of Independent Registered Public Accounting Firm (filed herewith)

11.                 Not Applicable.

12.                 Not Applicable.

13.                 Powers of Attorney for Michael K. Farrell, Jay S. Kaduson, Susan A. Buffum, Margaret C. Fechtmann,
                Paul A. Sylvester, Richard C. Pearson, Elizabeth M. Forget, George Foulke, Charles V. Curcio and
                    Jeffrey A. Tupper. (9)

 (1)                incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

 (2)                incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                    Nos. 333-54464 and 811-03365) filed electronically on April 30, 2003.

 (3)                incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File
                    Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

 (4)                incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
                    Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

 (5)                incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4/A (File
                    Nos. 333-127553 and 811-03365) filed electronically on September 15, 2005.

 (6)                incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
                    Nos. 333-54464 and 811-03365) filed electronically on October 7, 2005.

 (7)                incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File
                    Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.


      (8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
          Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.

      (9) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4/A (File
          Nos. 333-137369 and 811-03365) filed electronically on April 17, 2007.

   (10)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on December 21, 2007.

   (11)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to Form N-4 (File
      Nos. 333-54464 and 811-03365) filed electronically on April 15, 2008.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



Name and Principal Business Address   Positions and Offices with Depositor

  Michael K. Farrell                  Chairman of the Board, President,
  10 Park Avenue                      Chief Executive Officer and Director
  Morristown, NJ 07962

  Susan A. Buffum                     Director
  10 Park Avenue
  Morristown, NJ 07962

  Charles V. Curcio                   Vice President-Finance
  501 Route 22
  Bridgewater, NJ 08807

  Jay S. Kaduson                      Vice President and Director
  10 Park Avenue
  Morristown, NY 07962

  Margaret C. Fechtmann               Director
  1 MetLife Plaza
  27-01 Queens Plaza North
  Long Island City, NY 11101

  Elizabeth M. Forget                 Executive Vice President and Director
  260 Madison Avenue
  New York, NY 10016

  George Foulke                       Director
  334 Madison Avenue
  Covenant Station, NJ 07961

  Paul A. Sylvester                   Director
  10 Park Avenue
  Morristown, NJ 07962

  Kevin J. Paulson                    Senior Vice President
  4700 Westown Parkway
  Suite 200
  West Des Moines, IA 50266

  Richard C. Pearson                  Vice President, Associate General Counsel, Secretary
  5 Park Plaza                        and Director
  Suite 1900
  Irvine, CA 92614

  Jeffrey A. Tupper                   Assistant Vice President and Director
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Debora L. Buffington                Vice President, Director of Compliance
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614


Name and Principal Business Address   Positions and Offices with Depositor


  Betty E. Davis                      Vice President
  1125 17th Street
  Suite 800
  Denver, CO 80202

  Thomas G. Hogan, Jr.                Vice President, Chief Actuary
  400 Atrium Drive
  Somerset, NJ 08837

  Enid M. Reichert                    Vice President
  501 Route 22
  Bridgewater, NJ 08807

  Brian C. Kiel                       Vice President, Appointed Actuary
  501 Route 22
  Bridgewater, NJ 08807

  Jonathan L. Rosenthal               Vice President, Chief Hedging Officer
  10 Park Avenue
  Morristown, NJ 07962

  Christopher A. Kremer               Vice President
  501 Boylston Street
  Boston, MA 02116

  Marian J. Zeldin                    Vice President
  300 Davidson Avenue
  Somerset, NJ 08873

  Karen A. Johnson                    Vice President
  501 Boylston Street
  Boston, MA 02116

  Deron J. Richens                    Vice President
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614


  Jeffrey N. Altman                   Vice President
  1 MetLife Plaza
  27-01 Queens Plaza North
  Long Island City, NY 11101


  Roberto Baron                       Vice President
  1 MetLife Plaza
  27-01 Queens Plaza North
  Long Island City, NY 11101

  Paul L. LeClair                     Vice President
  501 Boylston Street
  Boston, MA 02116

  Garth A. Bernard                    Vice President
  501 Boylston Street
  Boston, MA 02116

  Gregory E. Illson                   Vice President
  501 Boylston Street
  Boston, MA 02116

  Bennett D. Kleinberg                Vice President
  185 Asylum Street
  Hartford, CT 06103

  Lisa S. Kuklinski                   Vice President
  260 Madison Avenue
  New York, NY 10016

  Jeffrey P. Halperin                 Vice President
  1 MetLife Plaza
  27-01 Queens Plaza North
  Long Island City, NY 11101


Name and Principal Business Address   Positions and Offices with Depositor


  Eric T. Steigerwalt                 Treasurer
  1 MetLife Plaza
  27-01 Queens Plaza North
  Long Island City, NY 11101

  Mark S. Reilly                      Vice President
  185 Asylum Street
  Hartford, CT 06103

  Gene L. Lunman                      Vice President
  185 Asylum Street
  Hartford, CT 06103

  Robert L. Staffier                  Vice President
  501 Boylston Street
  Boston, MA 02116


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Insurance Company of Connecticut which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2007

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2007. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

      5.    MetLife Reinsurance Company of Vermont (VT)

      6.    Entrecap Real Estate II, LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by Entrecap Real Estate II, LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            a)    PREFCO Vingt LLC (CT)

            b) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by Entrecap Real Estate II, LLC and 1% general partnership is held by PREFCO Vingt LLC.

     7.     Plaza Drive Properties, LLC (DE)

     8.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) MetA SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    MetLife Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99905% is owned by MetLife International Holdings, Inc. and 0.00095% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 74.5485235740% is owned by MetLife International Holdings, Inc. and 25.451476126% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      17. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      18. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      19. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      20.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)

            c)    MetLife Fubon Limited (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      20.   Bond Trust Account A (MA)

      21.   MetLife Investments Asia Limited (Hong Kong).

      22. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      23. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      24.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      25.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2) Reinsurance Group of America, Incorporated (MO) - 52% is owned by General American Life Insurance Company.

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Reinsurance Partners, Inc. (MO)

                              (iii) Parkway Reinsuarnce Company (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Atlantic Reinsurance Company, Ltd. (Barbados)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia/Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv) RGA Services India Private Limited (India) - Reinsurance Group of America Incorporated owns 99% of RGA Services India Private Limited and RGA Holdings Limited owns 1%.

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I (DE)

                              (i)   RGA Global Reinsurance Company, Ltd.
                                    (Bermuda)

      26.   Corporate Real Estate Holdings, LLC (DE)

      27. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      28.   MetLife Tower Resources Group, Inc. (DE)

      29.   Headland - Pacific Palisades, LLC (CA)

      30. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      31.   Krisman, Inc. (MO)

      32.   Special Multi-Asset Receivables Trust (DE)

      33.   White Oak Royalty Company (OK)

      34.   500 Grant Street GP LLC (DE)

      35. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      36.   MetLife Canada/MetVie Canada (Canada)

      37.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      38.   Euro CL Investments LLC (DE)

      39.   MEX DF Properties, LLC (DE)

      40. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      41.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      42.   Housing Fund Manager, LLC (DE)

      43. MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC.

      44.   MTC Fund II, LLC (DE)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    MetLife Capital Trust IV (DE)

Y. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% is owned by MetLife Investors Group, Inc. (Life Department)(Accident Department) The operations of the Accident Department have ceased as a result of the transfer of the worker's compensation business to an unrelated party.

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party.

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      7.    MetLife Canadian Property Ventures LLC (NY)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      16.   Travelers International Investments Ltd. (Cayman Islands)

      17.   Euro TL Investments LLC (DE)

      18.   Corrigan TLP LLC (DE)

      19.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      20. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      21.   Tribeca Distressed Securities L.L.C. (DE)

      22.   MetLife Investors USA Insurance Comapny (DE)

      23.   MetLife Property Ventures Canada ULC (Canada)

Z.    MetLife Reinsurance Company of South Carolina (SC)

AA.   MetLife Investment Advisors Company, LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

CC.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)

DD.   Soap Acquisition Corporation (NY)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS

On January 31, 2008, there were 159 qualified contract owners and 99 non-qualifed contract owners of Series S contracts; and 29 qualified contract owners and 19 non-qualified contract owners of Series S - L Share Option contracts.


Not Applicable.

ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in Metlife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

Met Investors Series Trust
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Annuity Account Five

MetLife Investors Variable Life Account One
MetLife Investors Variable Life Account Five
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Acocunt Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
MetLife of CT Fund U for Variable Annuities
MetLife of CT Fund BD for Variable Annuities
MetLife of CT Fund BD II for Variable Annuities
MetLife of CT Fund BD III for Variable Annuities
MetLife of CT Fund BD IV for Variable Annuities
MetLife of CT Fund ABD for Variable Annuities
MetLife of CT Fund ABD II for Variable Annuities
MetLife of CT Separate Account PF for Variable Annuities
MetLife of CT Separate Account PF II for Variable Annuities
MetLife of CT Separate Account QP for Variable Annuities
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Separate Account TM for Variable Annuities
MetLife of CT Separate Account TM II for Variable Annuities
MetLife of CT Separate Account Five for Variable Annuities
MetLife of CT Separate Account Six for Variable Annuities
MetLife of CT Separate Account Seven for Variable Annuities
MetLife of CT Separate Account Eight for Variable Annuities
MetLife of CT Separate Account Nine for Variable Annuities
MetLife of CT Separate Account Ten for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL II for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
MetLife of CT Variable Life Insurance Separate Account One
MetLife of CT Variable Life Insurance Separate Account Two
MetLife of CT Variable Life Insurance Separate Account Three
Metropolitan Life Variable Annuity Separate Account I
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities
MetLife of CT Separate Account Twelve for Variable Annuities
MetLife of CT Separate Account Thirteen for Variable Annuities
MetLife of CT Separate Account Fourteen for Variable Annuities
MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002
Metropolitan Life Separate Account E
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------

Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   -----------------------------------------------------------------

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson                      Executive Vice President,
5 Park Plaza                            General Counsel and Secretary
Suite 1900
Irvine, CA 92614

Peter Gruppuso                          Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Leslie Sutherland                       Senior Vice President, Channel Head-Broker/Dealers
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Edward C. Wilson                        Senior Vice President, Channel Head-Wirehouse
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Curtis Wohlers                          Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Myrna F. Solomon                        Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Andrew Aiello                           Senior Vice President, Channel Head-National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------

Eric T. Steigerwalt                     Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Deron J. Richens                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy Sturdivant                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
260 Madison Avenue
New York, NY 10016

Charles M. Deuth                        Vice President, National Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company     $378,957,429         $0             $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (f) MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) MetLife, 1125 17th Street, Denver, CO 80202

ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Irvine and State of California on this 15th day of April 2008.

   METLIFE INVESTORS USA SEPARATE
   ACCOUNT A
   (Registrant)

   By:   METLIFE INVESTORS USA INSURANCE COMPANY
   By:   /s/ Richard C. Pearson
         ---------------------------------------
         Richard C. Pearson
         Vice President, Associate General Counsel and Secretary
   METLIFE INVESTORS USA INSURANCE COMPANY
   (Depositor)
   By:   /s/ Richard C. Pearson
         ----------------------------------------
         Richard C. Pearson
         Vice President, Associate General Counsel and Secretary


    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 15, 2008.

/s/ Michael K. Farrell*
--------------------------------   Chairman of the Board, Chief Executive Officer,
Michael K. Farrell                 President and Director
/s/ Charles V. Curcio*             Vice President - Finance (principal financial officer and
--------------------------------
                                   principal accounting officer)
Charles V. Curcio
/s/ Susan A. Buffum*               Director
--------------------------------
Susan A. Buffum
/s/ Jay S. Kaduson*                Vice President and Director
--------------------------------
Jay S. Kaduson
/s/ Margaret C. Fechtmann*         Director
--------------------------------
Margaret C. Fechtmann
/s/ Elizabeth M. Forget*           Executive Vice President and Director
--------------------------------
Elizabeth M. Forget
/s/ George Foulke*                 Director
--------------------------------
George Foulke
/s/ Paul A. Sylvester*             Director
--------------------------------
Paul A. Sylvester
/s/ Richard C. Pearson*            Vice President, Associate General Counsel, Secretary and
--------------------------------
                                   Director
Richard C. Pearson
/s/ Jeffrey A. Tupper*             Assistant Vice President and Director
--------------------------------
Jeffrey A. Tupper

   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 15, 2008

 *
  MetLife Investors USA Insurance Company. Executed by Michele H. Abate,
   Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-137369/811-03365) filed as Exhibit 13 on April 17, 2007.

                                    EXHIBITS

5(ii)   Form of Variable Annuity Application

10      Consent of Independent Registered Public Accounting Firm (Deloitte &
Touche LLP)